UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21864

WisdomTree Trust

(Exact name of registrant as specified in charter)

250 West 34th Street, 3rd Floor

New York, NY 10119

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 909-9473

Date of fiscal year end: June 30

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

WisdomTree Artificial Intelligence and Innovation Fund

Ticker: WTAI

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Artificial Intelligence and Innovation Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Artificial Intelligence and Innovation Fund	$25	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$425,982,241
  # of Portfolio Holdings60
  Portfolio Turnover Rate46%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Alphabet, Inc.	5.6%
NVIDIA Corp.	4.5%
SK hynix, Inc.	4.0%
Amazon.com, Inc.	3.9%
Meta Platforms, Inc.	3.7%
Oracle Corp.	3.6%
Microsoft Corp.	3.3%
Broadcom, Inc.	3.3%
Micron Technology, Inc.	3.2%
ServiceNow, Inc.	2.5%

Sector Breakdown (% of Net Assets)

Information Technology	68.8%
Communication Services	16.2%
Industrials	7.2%
Consumer Discretionary	5.2%
Financials	1.1%
Real Estate	0.8%
Consumer Staples	0.6%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Artificial Intelligence and Innovation Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WTAI

WTAI - 122025

WisdomTree BioRevolution Fund

Ticker: WDNA

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree BioRevolution Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree BioRevolution Fund	$26	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$2,536,912
  # of Portfolio Holdings86
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Structure Therapeutics, Inc.	3.2%
Eli Lilly & Co.	3.2%
Natera, Inc.	2.9%
Johnson & Johnson	2.7%
Moderna, Inc.	2.7%
Stoke Therapeutics, Inc.	2.5%
Pfizer, Inc.	2.4%
United Therapeutics Corp.	2.3%
REGENXBIO, Inc.	2.3%
BioNTech SE	2.2%

Sector Breakdown (% of Net Assets)

Health Care	91.3%
Materials	5.3%
Consumer Staples	2.4%
Energy	0.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree BioRevolution Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WDNA

WDNA - 122025

WisdomTree Cloud Computing Fund

Ticker: WCLD

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Cloud Computing Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cloud Computing Fund	$22	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$288,947,172
  # of Portfolio Holdings69
  Portfolio Turnover Rate23%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

MongoDB, Inc.	2.7%
Confluent, Inc.	2.4%
SEMrush Holdings, Inc.	2.2%
DigitalOcean Holdings, Inc.	2.2%
UiPath, Inc.	2.1%
Fastly, Inc.	2.1%
JFrog Ltd.	2.0%
Bill Holdings, Inc.	1.9%
Twilio, Inc.	1.9%
Braze, Inc.	1.9%

Sector Breakdown (% of Net Assets)

Information Technology	95.4%
Industrials	2.3%
Financials	1.2%
Health Care	1.2%
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cloud Computing Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WCLD

WCLD - 122025

WisdomTree Cybersecurity Fund

Ticker: WCBR

Principal Listing Exchange: The Nasdaq Stock Market LLC

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Cybersecurity Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Cybersecurity Fund	$21	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$119,797,959
  # of Portfolio Holdings26
  Portfolio Turnover Rate14%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Crowdstrike Holdings, Inc.	5.9%
Datadog, Inc.	5.4%
CyberArk Software Ltd.	5.2%
Akamai Technologies, Inc.	5.1%
Cloudflare, Inc.	4.8%
Rubrik, Inc.	4.5%
Qualys, Inc.	4.5%
Fortinet, Inc.	4.5%
SailPoint, Inc.	4.5%
SentinelOne, Inc.	4.4%

Country Breakdown (% of Net Assets)

United States	89.5%
Japan	7.7%
Israel	4.3%
South Korea	0.5%
Other Countries	0.5%
Other Assets and Liabilities, Net	(2.0)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Cybersecurity Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WCBR

WCBR - 122025

WisdomTree Dynamic International Equity Fund

Ticker: DDWM

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Dynamic International Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International Equity Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International Equity Fund	$22	0.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,091,588,776
  # of Portfolio Holdings1,471
  Portfolio Turnover Rate30%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HSBC Holdings PLC	1.6%
Toyota Motor Corp.	1.4%
Nestle SA	1.2%
Intesa Sanpaolo SpA	1.2%
Novartis AG	1.2%
LVMH Moet Hennessy Louis Vuitton SE	1.1%
Roche Holding AG	1.1%
Banco Bilbao Vizcaya Argentaria SA	0.9%
Shell PLC	0.9%
British American Tobacco PLC	0.9%

Sector Breakdown (% of Net Assets)

Financials	21.1%
Industrials	19.8%
Consumer Discretionary	12.0%
Health Care	9.2%
Consumer Staples	8.1%
Information Technology	7.3%
Communication Services	5.9%
Utilities	5.3%
Materials	5.2%
Energy	3.2%
Other Sectors	3.0%
Other Assets and Liabilities, Net	(0.1)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic International Equity Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: DDWM

DDWM - 122025

WisdomTree Dynamic International SmallCap Equity Fund

Ticker: DDLS

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Dynamic International SmallCap Equity Fund (the "Fund") (formerly, WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund) for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Dynamic International SmallCap Equity Fund	$26	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$430,583,709
  # of Portfolio Holdings1,049
  Portfolio Turnover Rate38%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dunelm Group PLC	0.6%
Hafnia Ltd.	0.5%
Plus500 Ltd.	0.5%
Elecnor SA	0.5%
Hoegh Autoliners ASA	0.5%
Man Group PLC	0.4%
NOS SGPS SA	0.4%
Proximus SADP	0.4%
Odfjell Drilling Ltd.	0.4%
Energean PLC	0.4%

Sector Breakdown (% of Net Assets)

Industrials	25.5%
Consumer Discretionary	13.5%
Financials	13.2%
Materials	10.0%
Real Estate	8.1%
Information Technology	7.8%
Consumer Staples	7.1%
Communication Services	5.0%
Health Care	3.9%
Energy	3.9%
Other Sectors	1.9%
Other Assets and Liabilities, Net	0.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Dynamic International SmallCap Equity Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: DDLS

DDLS - 122025

WisdomTree Emerging Markets Efficient Core Fund

Ticker: NTSE

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Emerging Markets Efficient Core Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree Emerging Markets Efficient Core Fund	$18	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$36,124,346
  # of Portfolio Holdings440
  Portfolio Turnover Rate0%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	13.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	7.7%
Samsung Electronics Co. Ltd.	5.6%
Tencent Holdings Ltd.	5.5%
Alibaba Group Holding Ltd.	3.4%
SK hynix, Inc.	3.0%
Naspers Ltd.	2.1%
Reliance Industries Ltd.	1.2%
China Construction Bank Corp.	1.2%
Hon Hai Precision Industry Co. Ltd.	1.1%

Sector Breakdown (% of Net Assets)

Information Technology	30.8%
Financials	18.1%
Consumer Discretionary	12.2%
Communication Services	9.8%
Materials	6.1%
Consumer Staples	3.6%
Energy	3.4%
Other Sectors	7.7%
Other Assets and Liabilities, Net	8.3%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Emerging Markets Efficient Core Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: NTSE

NTSE - 122025

WisdomTree International Efficient Core Fund

Ticker: NTSI

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree International Efficient Core Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree International Efficient Core Fund	$14	0.26%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$446,975,764
  # of Portfolio Holdings452
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	8.0%
ASML Holding NV	2.2%
HSBC Holdings PLC	1.5%
Novartis AG	1.4%
Roche Holding AG	1.4%
Shell PLC	1.3%
Nestle SA	1.3%
Toyota Motor Corp.	1.2%
SAP SE	1.2%
AstraZeneca PLC	1.1%

Sector Breakdown (% of Net Assets)

Financials	23.0%
Industrials	15.6%
Health Care	10.1%
Consumer Discretionary	9.8%
Information Technology	7.7%
Consumer Staples	7.2%
Materials	5.7%
Other Sectors	11.5%
Other Assets and Liabilities, Net	9.4%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree International Efficient Core Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: NTSI

NTSI - 122025

WisdomTree Quantum Computing Fund

Ticker: WQTM

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree Quantum Computing Fund (the "Fund") for the period of October 9, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
WisdomTree Quantum Computing Fund	$10	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.
Footnote*	The Fund commenced operations on 10/9/25. Actual expenses are calculated using a 84/365 day period (to reflect the period since commencement of operations). The expenses for a full reporting period would be higher.

Key Fund Statistics

  Total Net Assets$16,160,691
  # of Portfolio Holdings38
  Portfolio Turnover Rate11%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

D-Wave Quantum, Inc.	6.7%
IonQ, Inc.	5.9%
Rigetti Computing, Inc.	5.3%
Quantum Computing, Inc.	4.7%
Alphabet, Inc.	3.6%
Fujitsu Ltd.	3.4%
Intel Corp.	3.3%
NVIDIA Corp.	3.2%
International Business Machines Corp.	3.2%
Amazon.com, Inc.	3.2%

Sector Breakdown (% of Net Assets)

Information Technology	80.8%
Communication Services	11.3%
Industrials	4.8%
Consumer Discretionary	3.1%
Other Assets and Liabilities, Net	0.0%Footnote Reference*
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.1%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree Quantum Computing Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: WQTM

WQTM - 122025

WisdomTree True Emerging Markets Fund

Ticker: XC

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree True Emerging Markets Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree True Emerging Markets Fund	$17	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$84,152,520
  # of Portfolio Holdings506
  Portfolio Turnover Rate60%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

HDFC Bank Ltd.	4.3%
Reliance Industries Ltd.	4.1%
MercadoLibre, Inc.	3.8%
ICICI Bank Ltd.	2.7%
Infosys Ltd.	2.2%
Bharti Airtel Ltd.	2.1%
Al Rajhi Bank	1.9%
Grupo Mexico SAB de CV	1.1%
Mahindra & Mahindra Ltd.	1.1%
Tata Consultancy Services Ltd.	1.1%

Sector Breakdown (% of Net Assets)

Financials	29.0%
Consumer Discretionary	12.4%
Materials	11.4%
Consumer Staples	9.9%
Industrials	8.8%
Communication Services	6.2%
Energy	6.0%
Information Technology	5.9%
Health Care	4.1%
Utilities	3.6%
Other Sectors	3.0%
Other Assets and Liabilities, Net	(0.3)%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree True Emerging Markets Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: XC

XC - 122025

WisdomTree U.S. Corporate Bond Fund

Ticker: QIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$18,018,837
  # of Portfolio Holdings491
  Portfolio Turnover Rate1%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	2.6%
Bank of America Corp., 2.59%, due 4/29/2031	1.2%
Wells Fargo & Co., 4.81%, due 7/25/2028	0.9%
HCA, Inc., 4.13%, due 6/15/2029	0.9%
U.S. Bancorp, 5.78%, due 6/12/2029	0.9%
Morgan Stanley, 3.95%, due 4/23/2027	0.9%
Deutsche Bank AG, 5.30%, due 5/9/2031	0.8%
Bank of America Corp., 3.19%, due 7/23/2030	0.8%
Capital One Financial Corp., 3.80%, due 1/31/2028	0.8%
Bank of America Corp., 3.42%, due 12/20/2028	0.8%

Sector Breakdown (% of Net Assets)

Financials	34.2%
Health Care	13.4%
Utilities	9.0%
Energy	8.4%
Industrials	7.2%
Information Technology	7.1%
Consumer Staples	5.1%
Consumer Discretionary	4.1%
Communication Services	3.4%
Other Sectors	4.4%
Other Assets and Liabilities, Net	3.7%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Corporate Bond Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: QIG

QIG - 122025

WisdomTree U.S. Efficient Core Fund

Ticker: NTSX

Principal Listing Exchange: NYSE Arca, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Efficient Core Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Efficient Core Fund	$11	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$1,276,839,613
  # of Portfolio Holdings499
  Portfolio Turnover Rate2%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	8.6%
NVIDIA Corp.	7.0%
Apple, Inc.	6.2%
Alphabet, Inc.	5.7%
Microsoft Corp.	5.4%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	2.5%
Broadcom, Inc.	2.3%
Tesla, Inc.	2.0%
Berkshire Hathaway, Inc.	1.6%

Sector Breakdown (% of Net Assets)

Information Technology	30.9%
Financials	12.5%
Communication Services	10.6%
Consumer Discretionary	9.4%
Health Care	8.5%
Industrials	6.9%
Consumer Staples	4.7%
Other Sectors	6.9%
Other Assets and Liabilities, Net	9.6%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Efficient Core Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: NTSX

NTSX - 122025

WisdomTree U.S. High Yield Corporate Bond Fund

Ticker: QHY

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. High Yield Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. High Yield Corporate Bond Fund	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$204,317,541
  # of Portfolio Holdings479
  Portfolio Turnover Rate50%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%	1.6%
Level 3 Financing, Inc., 4.88%, due 6/15/2029	0.5%
DaVita, Inc., 4.63%, due 6/1/2030	0.5%
Post Holdings, Inc., 4.50%, due 9/15/2031	0.5%
Caesars Entertainment, Inc., 4.63%, due 10/15/2029	0.5%
Discovery Communications LLC, 4.13%, due 5/15/2029	0.5%
NGL Energy Operating LLC/NGL Energy Finance Corp., 8.38%, due 2/15/2032	0.5%
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, due 10/15/2027	0.5%
Noble Finance II LLC, 8.00%, due 4/15/2030	0.5%
Occidental Petroleum Corp., 6.45%, due 9/15/2036	0.5%

Sector Breakdown (% of Net Assets)

Consumer Discretionary	16.5%
Communication Services	15.1%
Energy	15.0%
Financials	12.1%
Industrials	9.2%
Health Care	8.9%
Real Estate	5.3%
Materials	5.0%
Consumer Staples	3.9%
Utilities	3.7%
Other Sectors	2.1%
Other Assets and Liabilities, Net	3.2%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. High Yield Corporate Bond Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: QHY

QHY - 122025

WisdomTree U.S. Short-Term Corporate Bond Fund

Ticker: QSIG

Principal Listing Exchange: Cboe BZX Exchange, Inc.

Semi-Annual Shareholder Report - December 31, 2025

(unaudited)

This semi-annual shareholder report contains important information about the WisdomTree U.S. Short-Term Corporate Bond Fund (the "Fund") for the period of July 1, 2025 to December 31, 2025. You can find additional information about the Fund at www.wisdomtree.com/investments/regulatory. You can also request this information by contacting us at 1-866-909-WISE (9473).

What were the Fund's costs for the last period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
WisdomTree U.S. Short-Term Corporate Bond Fund	$9	0.18%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Key Fund Statistics

  Total Net Assets$48,972,860
  # of Portfolio Holdings626
  Portfolio Turnover Rate13%

What did the Fund invest in?

The tables below show the investment makeup of the Fund on December 31, 2025, as a percentage of net assets. Excluding derivatives and investment of cash collateral for securities on loan (if any).

Top 10 Holdings (% of Net Assets)

Deutsche Bank AG, 6.72%, due 1/18/2029	0.8%
Bank of America Corp., 2.55%, due 2/4/2028	0.7%
Bank of America Corp., 3.71%, due 4/24/2028	0.7%
Bank of America Corp., 5.20%, due 4/25/2029	0.6%
Citigroup, Inc., 3.52%, due 10/27/2028	0.6%
Caterpillar Financial Services Corp., 4.70%, due 11/15/2029	0.5%
Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	0.5%
Elevance Health, Inc., 4.10%, due 3/1/2028	0.5%
Philip Morris International, Inc., 4.88%, due 2/13/2029	0.5%
International Business Machines Corp., 3.50%, due 5/15/2029	0.5%

Sector Breakdown (% of Net Assets)

Financials	41.2%
Health Care	10.2%
Information Technology	8.5%
Industrials	8.2%
Utilities	7.5%
Energy	7.3%
Consumer Staples	4.7%
Consumer Discretionary	4.5%
Communication Services	4.3%
Materials	2.3%
Other Sectors	0.2%
Other Assets and Liabilities, Net	1.1%
Total	100.0%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, financial statements, holdings, prospectus and proxy voting information, please visit www.wisdomtree.com/investments/regulatory.

Phone: 1-866-909-WISE (9473)

WisdomTree U.S. Short-Term Corporate Bond Fund

Semi-Annual Shareholder Report - December 31, 2025 (unaudited)

Ticker: QSIG

QSIG - 122025

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period (i.e., December 31, 2025) is included under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	The semi-annual financial statements, including the financial highlights, are attached herewith.

WisdomTree Trust

Semi-Annual Financial Statements and Other Information

December 31, 2025 (unaudited)

International Equity ETFs:

WisdomTree Dynamic International Equity Fund (DDWM)

WisdomTree Dynamic International SmallCap Equity Fund (DDLS)

WisdomTree True Emerging Markets Fund (XC)
(formerly, WisdomTree Emerging Markets ex-China Fund)

Fixed Income ETFs:

WisdomTree U.S. Corporate Bond Fund (QIG)

WisdomTree U.S. High Yield Corporate Bond Fund (QHY)

WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG)

Efficient Core ETFs:

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

WisdomTree International Efficient Core Fund (NTSI)

WisdomTree U.S. Efficient Core Fund (NTSX)

Megatrends ETFs:

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

WisdomTree BioRevolution Fund (WDNA)

WisdomTree Cloud Computing Fund (WCLD)

WisdomTree Cybersecurity Fund (WCBR)

WisdomTree Quantum Computing Fund (WQTM)

“WisdomTree” is a registered mark of WisdomTree, Inc. and is licensed for use by the WisdomTree Trust.

(This page intentionally left blank.)

Schedule of Investments (unaudited) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.1%
Australia – 7.0%
Accent Group Ltd.	61,695	$38,879
ALS Ltd.	41,303	607,046
Ampol Ltd.	15,495	329,928
ANZ Group Holdings Ltd.	129,900	3,147,909
APA Group	129,564	775,006
ARB Corp. Ltd.	16,176	339,250
Aristocrat Leisure Ltd.	19,129	742,154
Aussie Broadband Ltd.	61,298	206,018
Australian Clinical Labs Ltd.(a)	54,195	99,385
Bank of Queensland Ltd.	557	2,425
Bendigo & Adelaide Bank Ltd.	17,521	122,914
BHP Group Ltd.	235,273	7,137,006
Brambles Ltd.	71,747	1,098,509
Breville Group Ltd.	26,241	515,690
CAR Group Ltd.	44,095	904,490
Centuria Capital Group	110,849	149,318
Challenger Ltd.	447	2,805
Cleanaway Waste Management Ltd.	126,369	218,257
Cochlear Ltd.	4,913	853,983
Codan Ltd.	29,036	550,480
Coles Group Ltd.	74,842	1,070,036
Commonwealth Bank of Australia	55,852	5,980,413
Computershare Ltd.	19,547	445,012
Corporate Travel Management Ltd.*	16,060	153,579
Cromwell Property Group	408,168	125,206
CSL Ltd.	15,734	1,811,481
Dalrymple Bay Infrastructure Ltd.	81,828	273,381
Dexus	35,012	161,800
Dicker Data Ltd.	12,000	82,343
Downer EDI Ltd.	34,768	184,321
Dyno Nobel Ltd.	69,621	149,030
Eagers Automotive Ltd.	10,741	176,487
Evolution Mining Ltd.	89,235	754,540
EVT Ltd.	18,463	154,639
Goodman Group	46,502	960,685
GPT Group	148,190	535,607
GWA Group Ltd.	118,416	200,573
Hansen Technologies Ltd.	51,807	182,411
Harvey Norman Holdings Ltd.	90,866	420,522
Helia Group Ltd.	2,523	9,254
Iluka Resources Ltd.	44,803	172,987
Imdex Ltd.	70,086	160,775
Ingenia Communities Group	54,875	189,188
Insurance Australia Group Ltd.	38,638	205,611
IVE Group Ltd.	106,844	214,459
JB Hi-Fi Ltd.	7,515	482,195
Jumbo Interactive Ltd.	17,715	135,970
Lottery Corp. Ltd.	209,511	720,916
Lovisa Holdings Ltd.	24,980	488,243
Investments	Shares	Value
Maas Group Holdings Ltd.	75,210	$272,837
Macquarie Group Ltd.	8,542	1,157,474
Mader Group Ltd.	44,122	224,201
Medibank Pvt Ltd.	1,535	4,903
Metcash Ltd.	87,197	191,886
Mirvac Group	184,799	252,628
Monadelphous Group Ltd.	19,464	344,088
MyState Ltd.	419	1,280
National Australia Bank Ltd.	128,298	3,619,853
Nick Scali Ltd.	17,483	274,792
Northern Star Resources Ltd.	63,611	1,133,859
NRW Holdings Ltd.	65,325	224,344
Objective Corp. Ltd.	24,734	272,314
Orica Ltd.	22,526	364,721
Origin Energy Ltd.	97,888	750,028
Orora Ltd.	29,116	42,909
Perseus Mining Ltd.	86,144	326,288
Pro Medicus Ltd.	5,977	880,335
Propel Funeral Partners Ltd.	72,066	236,441
Qantas Airways Ltd.	63,849	441,956
QBE Insurance Group Ltd.	15,575	206,581
Qube Holdings Ltd.	128,489	408,707
Ramelius Resources Ltd.	147,832	410,100
REA Group Ltd.	8,069	986,787
Redox Ltd.	69,062	140,004
Regis Healthcare Ltd.	47,761	221,353
Rio Tinto Ltd.	19,058	1,865,910
Rio Tinto PLC	76,926	6,201,949
Scentre Group	455,309	1,275,215
SEEK Ltd.	34,404	530,426
SGH Ltd.	14,601	452,269
Sigma Healthcare Ltd.	394,411	773,258
SmartGroup Corp. Ltd.	24,471	149,151
SRG Global Ltd.	62,445	124,924
Steadfast Group Ltd.	531	1,870
Stockland	187,597	716,817
Suncorp Group Ltd.	12,886	151,667
Super Retail Group Ltd.	17,569	187,806
Supply Network Ltd.	8,984	194,467
Technology One Ltd.	34,256	638,707
Telstra Group Ltd.	782,031	2,539,692
TPG Telecom Ltd.	106,565	269,328
Transurban Group	250,248	2,371,334
Universal Store Holdings Ltd.	21,123	112,687
Ventia Services Group Pty. Ltd.	82,445	327,122
Vicinity Ltd.	270,241	461,338
Vulcan Steel Ltd.	37,255	172,414
Waypoint REIT Ltd.	101,935	173,337
Wesfarmers Ltd.	56,125	3,034,951
Westgold Resources Ltd.	71,067	305,198
Westpac Banking Corp.	127,322	3,277,320

See Notes to Financial Statements.

WisdomTree Trust    1

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Whitehaven Coal Ltd.	40,263	$208,083
WiseTech Global Ltd.	19,267	879,587
Woolworths Group Ltd.	34,962	684,977
Total Australia		75,915,589
Austria – 0.5%
ANDRITZ AG	4,557	357,244
BAWAG Group AG^(b)	1,905	288,615
CA Immobilien Anlagen AG(c)	7,955	210,399
Erste Group Bank AG	15,138	1,829,442
Kontron AG(c)	7,067	189,237
Strabag SE, Bearer Shares	8,164	776,645
Telekom Austria AG	31,031	327,999
UNIQA Insurance Group AG	499	9,060
Verbund AG(c)	6,094	443,740
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,160	170,474
voestalpine AG	7,697	341,522
Total Austria		4,944,377
Belgium – 1.1%
Ackermans & van Haaren NV	518	141,141
Ageas SA	5,341	375,110
Anheuser-Busch InBev SA	45,007	2,901,931
Barco NV	6,158	85,630
Bekaert SA	3,238	144,129
Elia Group SA	4,102	528,490
Fagron	9,224	230,746
Financiere de Tubize SA	1,559	382,672
Ion Beam Applications(c)	9,078	137,749
KBC Group NV	22,987	3,003,427
Kinepolis Group NV(c)	6,996	246,494
Melexis NV	9,244	624,256
Montea NV	5,149	442,658
Shurgard Self Storage Ltd.	8,021	276,014
Solvay SA	3,514	112,090
Syensqo SA	2,995	241,158
Tessenderlo Group SA	3,118	95,943
UCB SA	3,830	1,073,257
VGP NV	5,843	675,938
Warehouses De Pauw CVA	26,494	688,283
Total Belgium		12,407,116
Brazil – 0.0%
Yara International ASA	5,948	244,127
Chile – 0.1%
Antofagasta PLC	26,270	1,158,617
China – 0.5%
BOC Aviation Ltd.(b)	40,500	378,801
BOC Hong Kong Holdings Ltd.	748,000	3,788,291
Health & Happiness H&H International Holdings Ltd.	73,000	123,050
Morimatsu International Holdings Co. Ltd.	65,000	76,996
Investments	Shares	Value
Prosus NV^	21,448	$1,331,271
VSTECS Holdings Ltd.	160,000	160,339
Total China		5,858,748
Denmark – 1.2%
AL Sydbank	2,414	216,363
Alm Brand AS	60,730	180,482
Ambu AS, Class B(c)	46,253	640,019
Carlsberg AS, Class B	2,288	300,481
Cementir Holding NV	6,566	144,821
Chemometec AS	3,398	367,338
Danske Bank AS	35,053	1,756,067
H Lundbeck AS	21,701	147,276
ISS AS	6,948	237,296
Novo Nordisk AS, Class B	146,827	7,509,196
Pandora AS	4,056	451,290
Royal Unibrew AS	2,692	243,184
Tryg AS	4,969	130,093
Vestas Wind Systems AS	16,476	449,232
Total Denmark		12,773,138
Finland – 1.7%
Aktia Bank OYJ	44	641
Elisa OYJ	10,181	451,260
Fortum OYJ	50,590	1,080,173
F-Secure OYJ	65,560	148,912
Harvia OYJ	4,536	228,542
Kalmar OYJ, Class B	3,225	153,549
Kone OYJ, Class B	32,137	2,285,735
Konecranes OYJ	3,981	439,028
Marimekko OYJ	8,984	136,533
Metso OYJ	60,630	1,066,680
Neste OYJ	24,964	569,082
Nokian Renkaat OYJ(c)	19,507	216,843
Nordea Bank Abp	378,504	7,150,333
Orion OYJ, Class B	9,028	674,877
Outokumpu OYJ	55,045	289,621
Puuilo OYJ	23,749	353,671
Sampo OYJ, Class A	84,495	1,025,100
Sanoma OYJ	27,231	303,824
Talenom OYJ(c)	25,445	90,399
Terveystalo OYJ(b)	12,896	148,125
Valmet OYJ	9,525	316,918
Wartsila OYJ Abp	28,007	999,942
Total Finland		18,129,788
France – 8.8%
Accor SA	19,998	1,132,527
Aeroports de Paris SA(c)	4,555	595,948
Air Liquide SA	14,008	2,636,550
Airbus SE	12,034	2,804,054
Amundi SA(b)	2,301	190,790
Antin Infrastructure Partners SA(c)	7,954	105,560

See Notes to Financial Statements.

2    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
AXA SA	198,997	$9,572,849
Ayvens SA(b)	41,277	554,586
BioMerieux	4,805	622,449
BNP Paribas SA	84,144	7,983,907
Bouygues SA	17,590	916,208
Bureau Veritas SA	19,593	625,439
Cie de Saint-Gobain SA	12,124	1,238,227
Cie des Alpes	10,032	298,676
Cie Generale des Etablissements Michelin SCA	25,658	853,095
Covivio SA	8,443	561,735
Credit Agricole SA	184,910	3,811,292
Danone SA	37,328	3,366,027
Dassault Aviation SA	2,800	900,381
Dassault Systemes SE	26,777	749,727
Edenred SE	2,563	56,921
Eiffage SA	2,815	404,664
Elis SA	6,511	185,513
Engie SA	225,747	5,941,534
EssilorLuxottica SA	10,187	3,229,118
Exosens SAS	9,613	547,000
Gaztransport & Technigaz SA	4,728	869,569
Getlink SE	56,126	1,036,878
Hermes International SCA	1,450	3,613,667
Interparfums SA	17,145	507,829
Ipsen SA	1,995	278,821
Kering SA	3,414	1,206,882
Klepierre SA	23,475	930,219
Lectra	4,146	124,166
Legrand SA	10,106	1,510,330
LISI SA	5,070	316,182
L’Oreal SA	14,141	6,088,458
LVMH Moet Hennessy Louis Vuitton SE	16,284	12,335,465
Nexans SA	1,430	211,277
Opmobility	14,334	268,848
Orange SA	166,996	2,785,025
Planisware SA	15,351	425,484
Publicis Groupe SA	10,590	1,102,205
Rexel SA	19,169	756,213
Rubis SCA	6,919	260,520
Safran SA	7,326	2,558,837
Societe Generale SA	7,377	595,385
SPIE SA	8,560	495,225
Technip Energies NV	8,419	321,153
Thales SA	4,994	1,347,824
Valeo SE	10,881	148,686
Vallourec SACA	14,215	261,942
Veolia Environnement SA	43,102	1,504,461
Vicat SACA	3,660	326,685
Vinci SA	26,565	3,745,473
VusionGroup	2,997	718,749
Wendel SE	8	772
Total France		96,538,007
Investments	Shares	Value
Georgia – 0.0%
Lion Finance Group PLC	1,943	$243,049
TBC Bank Group PLC	1,532	83,661
Total Georgia		326,710
Germany – 6.8%
adidas AG	4,415	876,558
AIXTRON SE	26,669	542,017
Allianz SE, Registered Shares	18,214	8,353,358
AlzChem Group AG	1,787	325,305
Aurubis AG	1,946	283,857
BASF SE	53,978	2,816,617
Bayer AG, Registered Shares	7,106	308,872
Bayerische Motoren Werke AG	34,606	3,785,492
Bechtle AG	6,203	318,214
Beiersdorf AG	4,434	487,840
Bilfinger SE	2,994	377,651
Cancom SE	5,016	156,996
Commerzbank AG	26,291	1,114,677
Continental AG	4,960	395,886
CTS Eventim AG & Co. KGaA	8,446	778,674
Daimler Truck Holding AG	58,616	2,569,168
Dermapharm Holding SE(c)	2,412	111,470
Deutsche Bank AG, Registered Shares	24,927	969,313
Deutsche Boerse AG	1,201	315,532
Deutsche Lufthansa AG, Registered Shares	47,065	464,646
Deutsche Post AG, Registered Shares	62,801	3,446,649
Deutsche Telekom AG, Registered Shares	188,349	6,118,574
Deutz AG	23,280	232,400
DWS Group GmbH & Co. KGaA(b)	4,490	297,941
E.ON SE	99,052	1,875,848
Eckert & Ziegler SE	13,775	246,877
Elmos Semiconductor SE	3,729	424,814
Fielmann Group AG	8,159	417,311
Freenet AG	4,890	168,502
Fresenius Medical Care AG	2,664	127,527
Fresenius SE & Co. KGaA	7,187	413,429
Friedrich Vorwerk Group SE	3,638	348,648
GEA Group AG	6,978	473,689
Hannover Rueck SE	1,395	436,131
Heidelberg Materials AG	6,065	1,588,439
Henkel AG & Co. KGaA	4,670	356,505
Hensoldt AG(c)	7,597	654,897
HochTief AG	3,461	1,369,829
Indus Holding AG	5,570	184,476
Infineon Technologies AG	26,957	1,194,519
KION Group AG	3,299	264,436
Knorr-Bremse AG	4,903	547,905
Krones AG	865	137,959
MTU Aero Engines AG	1,191	496,983
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,685	2,433,117
Nemetschek SE	7,674	836,382

See Notes to Financial Statements.

WisdomTree Trust    3

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
PNE AG(c)	26,709	$316,821
RENK Group AG	12,705	800,085
Rheinmetall AG	814	1,492,320
RWE AG	23,179	1,232,094
SAF-Holland SE	8,442	151,695
SAP SE	18,630	4,558,701
Schaeffler AG	52,926	519,649
Schott Pharma AG & Co. KGaA	21,721	385,205
Scout24 SE(b)	7,560	761,805
Siemens AG, Registered Shares	22,066	6,197,674
Siemens Healthineers AG(b)	31,793	1,677,282
Sirius Real Estate Ltd.	311,170	403,053
Softwareone Holding AG(c)	14,210	162,323
Stroeer SE & Co. KGaA	4,858	211,103
Symrise AG	5,244	424,219
TAG Immobilien AG	13,946	216,693
Talanx AG	3,475	464,442
Traton SE(c)	46,998	1,683,503
Vonovia SE	48,754	1,405,140
Vossloh AG(c)	3,738	335,403
Wacker Neuson SE	3,512	101,261
Total Germany		73,946,401
Hong Kong – 2.0%
AIA Group Ltd.	217,400	2,231,677
ASMPT Ltd.	22,400	222,892
Bank of East Asia Ltd.	949	1,624
Cathay Pacific Airways Ltd.	800,000	1,277,574
CK Asset Holdings Ltd.	91,000	459,706
CK Infrastructure Holdings Ltd.	143,000	1,058,239
CLP Holdings Ltd.	82,000	733,244
Dah Sing Banking Group Ltd.	81,200	111,313
DFI Retail Group Holdings Ltd., Registered Shares	51,800	204,610
Hang Lung Group Ltd.	85,000	166,429
Hang Seng Bank Ltd.	58,800	1,159,607
HKT Trust & HKT Ltd.	478,000	706,852
Hong Kong & China Gas Co. Ltd.	888,816	800,488
Hong Kong Exchanges & Clearing Ltd.	50,059	2,621,449
Hongkong Land Holdings Ltd.	96,800	672,760
Johnson Electric Holdings Ltd.	52,000	198,553
Luk Fook Holdings International Ltd.	38,000	114,730
MTR Corp. Ltd.	272,143	1,041,930
Nissin Foods Co. Ltd.(c)	165,000	155,810
Pacific Basin Shipping Ltd.	513,000	153,567
PCCW Ltd.	651,000	451,648
Power Assets Holdings Ltd.	116,000	821,918
Prudential PLC	17,498	269,366
Sun Hung Kai Properties Ltd.	100,000	1,216,676
SUNeVision Holdings Ltd.	426,000	251,763
Swire Pacific Ltd., Class B	202,500	301,792
Swire Properties Ltd.	382,800	1,031,817
Investments	Shares	Value
Techtronic Industries Co. Ltd.	83,500	$964,431
Time Interconnect Technology Ltd.	210,000	458,932
WH Group Ltd.(b)	1,411,000	1,571,706
Total Hong Kong		21,433,103
Indonesia – 0.1%
Bumitama Agri Ltd.(c)	264,600	277,768
First Pacific Co. Ltd.	244,000	186,836
First Resources Ltd.	142,000	230,778
Jardine Matheson Holdings Ltd.	7,100	485,569
Total Indonesia		1,180,951
Ireland – 0.2%
AIB Group PLC	130,939	1,414,789
Bank of Ireland Group PLC	455	8,750
Cairn Homes PLC	119,791	292,632
COSMO Pharmaceuticals NV	3,483	462,495
Glanbia PLC	6,932	118,782
Total Ireland		2,297,448
Israel – 1.2%
Amot Investments Ltd.	45,662	358,178
Aura Investments Ltd.(c)	49,546	316,512
Azorim-Investment Development & Construction Co. Ltd.(c)	35,846	208,411
Azrieli Group Ltd.	5,519	624,266
Bank Hapoalim BM	21,484	485,684
Bank Leumi Le-Israel BM	19,676	433,389
Bezeq The Israeli Telecommunication Corp. Ltd.	169,712	378,019
Big Shopping Centers Ltd.(c)	2,995	718,796
Danya Cebus Ltd.	5,621	250,442
Delek Group Ltd.	520	138,756
Elbit Systems Ltd.	1,813	1,044,419
Energean PLC	33,227	395,971
Energix-Renewable Energies Ltd.(c)	92,932	468,874
FIBI Holdings Ltd.	26	2,171
First International Bank of Israel Ltd.	48	3,773
Gav-Yam Lands Corp. Ltd.	11,938	144,360
Harel Insurance Investments & Financial Services Ltd.	4,702	183,383
Hilan Ltd.	4,489	371,701
ICL Group Ltd.	32,702	187,772
Inrom Construction Industries Ltd.	21,347	147,355
Israel Canada TR Ltd.	59,915	310,187
Israel Discount Bank Ltd., Class A	1,421	15,079
Isramco Negev 2 LP	296,297	228,235
Land Development Nimrodi Group Ltd.	13,367	174,474
Magic Software Enterprises Ltd.	9,378	244,226
Matrix IT Ltd.	10,089	441,914
Mediterranean Towers Ltd.	51,094	223,479
Mega Or Holdings Ltd.	8,190	693,828
Mivne Real Estate KD Ltd.	55,365	270,823
Mizrahi Tefahot Bank Ltd.	60	4,187
See Notes to Financial Statements.

4    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Neto Malinda Trading Ltd.	3,124	$147,618
Newmed Energy LP	93,590	529,456
Next Vision Stabilized Systems Ltd.	17,918	1,180,066
One Software Technologies Ltd.	15,038	415,266
Phoenix Financial Ltd.	7,006	289,728
Plus500 Ltd.	2,823	137,834
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,858	315,384
Ratio Energies Finance LP	162,111	242,828
Retailors Ltd.	10,203	136,025
Sisram Medical Ltd.(b)	225,600	122,024
Strauss Group Ltd.	11,935	415,671
Total Israel		13,400,564
Italy – 5.6%
A2A SpA	113,375	307,584
ACEA SpA	10,174	264,070
Alerion Cleanpower SpA	6,558	142,026
Arnoldo Mondadori Editore SpA	9,495	23,585
Azimut Holding SpA	7,565	317,540
Banca Generali SpA	4,524	303,916
Banca Mediolanum SpA	23,957	547,814
Banca Monte dei Paschi di Siena SpA	165,017	1,769,433
Banco BPM SpA	140,454	2,147,731
BPER Banca SpA	138,852	1,891,668
Brembo NV	15,697	173,569
Brunello Cucinelli SpA(c)	8,606	994,763
Carel Industries SpA(b)	26,463	763,001
Coca-Cola HBC AG^	18,724	967,596
Credito Emiliano SpA	15,042	269,938
De’ Longhi SpA	6,414	274,952
DiaSorin SpA	2,971	239,435
El.En. SpA(c)	12,725	208,033
Enav SpA(b)	71,073	393,486
Enel SpA	716,485	7,469,784
ERG SpA	10,881	280,887
Ferrari NV	4,195	1,570,177
Ferretti SpA	8,702	31,416
FinecoBank Banca Fineco SpA	8,941	233,117
Generali	46,023	1,932,350
Hera SpA	42,241	199,432
Infrastrutture Wireless Italiane SpA(b)	112,138	1,038,459
Intesa Sanpaolo SpA	1,869,334	12,999,202
Iren SpA	69,470	208,542
Italgas SpA	98,211	1,097,498
Leonardo SpA	12,984	749,644
Lottomatica Group SpA	26,541	698,232
Maire SpA	28,734	440,394
Moncler SpA	15,430	995,248
Orsero SpA	5,938	129,296
Poste Italiane SpA(b)	71,916	1,814,239
PRADA SpA	121,200	700,713
Investments	Shares	Value
Prysmian SpA	7,343	$744,940
RAI Way SpA(b)	44,673	293,286
Recordati Industria Chimica & Farmaceutica SpA	14,092	803,354
Reply SpA	2,427	326,940
Rizzoli Corriere Della Sera Mediagroup SpA	201,163	232,712
Ryanair Holdings PLC	43,523	1,510,466
Saipem SpA(c)	138,930	395,679
Snam SpA	205,466	1,364,847
SOL SpA	8,428	484,520
Technogym SpA(b)	28,224	535,004
Terna – Rete Elettrica Nazionale	120,360	1,279,845
UniCredit SpA	94,041	7,832,866
Unipol Assicurazioni SpA	14,677	354,573
Wiit SpA(c)	6,114	145,407
Total Italy		60,893,209
Ivory Coast – 0.0%
Endeavour Mining PLC	5,729	298,368
Japan – 24.2%
&Do Holdings Co. Ltd.	15,600	105,297
ABC-Mart, Inc.	29,800	505,048
ADEKA Corp.	4,900	121,168
Advantest Corp.	12,000	1,503,206
Aeon Co. Ltd.	51,865	819,609
Aica Kogyo Co. Ltd.	1,300	29,177
Aichi Financial Group, Inc.	4,200	123,258
Aida Engineering Ltd.	21,400	162,877
Ain Holdings, Inc.	3,700	157,801
Air Water, Inc.	14,000	201,589
Airport Facilities Co. Ltd.	48,600	314,088
Aisin Corp.	15,000	280,009
AIT Corp.	15,900	219,716
Ajinomoto Co., Inc.	44,500	941,698
Alfresa Holdings Corp.	7,700	119,421
Alps Alpine Co. Ltd.	13,500	171,694
Altech Corp.	8,200	141,615
Amada Co. Ltd.	33,400	394,633
Amano Corp.	12,700	341,270
Anritsu Corp.	20,500	293,548
Anycolor, Inc.	13,500	417,717
Aoyama Trading Co. Ltd.	9,200	148,848
Arcs Co. Ltd.	4,100	88,542
Arealink Co. Ltd.	13,800	93,764
Ariake Japan Co. Ltd.	7,300	246,368
Artner Co. Ltd.	10,900	147,285
As One Corp.	17,100	262,263
Asahi Co. Ltd.	28,800	239,778
Asahi Diamond Industrial Co. Ltd.	18,200	96,605
Asahi Intecc Co. Ltd.	59,000	1,105,697
Asahi Kasei Corp.	41,592	368,569
Asahi Net, Inc.	42,400	189,623

See Notes to Financial Statements.

WisdomTree Trust    5

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Asanuma Corp.	49,400	$322,095
Asics Corp.	42,900	1,027,717
Astellas Pharma, Inc.	107,200	1,431,431
Axial Retailing, Inc.	17,600	129,464
Azbil Corp.	43,200	392,051
Bandai Namco Holdings, Inc.	34,200	910,284
Baroque Japan Ltd.	33,000	165,058
Base Co. Ltd.	4,900	100,191
BayCurrent, Inc.	21,000	870,841
Belluna Co. Ltd.	15,400	97,856
BIPROGY, Inc.	10,300	355,764
Bridgestone Corp.	59,800	1,340,631
Business Brain Showa-Ota, Inc.	5,700	129,459
C Uyemura & Co. Ltd.	1,900	177,703
Canon Marketing Japan, Inc.	4,900	215,107
Canon, Inc.	50,600	1,495,613
Capcom Co. Ltd.	38,900	906,083
Careerlink Co. Ltd.	10,000	166,066
Cawachi Ltd.	5,800	111,008
Central Automotive Products Ltd.	11,700	140,628
Central Japan Railway Co.	3,800	105,143
Change Holdings, Inc.(c)	17,000	107,372
Charm Care Corp. KK	10,700	86,695
Chino Corp.	15,300	137,729
Chubu Electric Power Co., Inc.	18,400	283,140
Chubu Steel Plate Co. Ltd.	8,400	119,506
Chugai Pharmaceutical Co. Ltd.	39,900	2,098,285
Chugoku Electric Power Co., Inc.	15,000	95,218
Chugoku Marine Paints Ltd.	9,700	273,218
Citizen Watch Co. Ltd.	28,500	232,007
CKD Corp.	5,200	101,515
Cleanup Corp.	51,000	284,373
Coca-Cola Bottlers Japan Holdings, Inc.	7,500	151,632
COMSYS Holdings Corp.	4,100	119,120
Comture Corp.	13,700	149,459
Cosmos Pharmaceutical Corp.	4,700	238,171
Create Restaurants Holdings, Inc.	93,300	461,902
Create SD Holdings Co. Ltd.	2,600	55,402
Creek & River Co. Ltd.	11,800	114,051
CTS Co. Ltd.	35,500	237,354
Curves Holdings Co. Ltd.	21,200	108,336
CyberAgent, Inc.	51,700	441,319
Cybozu, Inc.	12,300	220,897
Dai Nippon Printing Co. Ltd.	8,600	147,810
Dai Nippon Toryo Co. Ltd.	7,700	66,171
Dai-Dan Co. Ltd.	9,900	156,384
Daido Steel Co. Ltd.	15,400	157,149
Daiei Kankyo Co. Ltd.	17,000	421,353
Daifuku Co. Ltd.	19,800	622,504
Daihatsu Infinearth Mfg Co. Ltd.	4,400	71,160
Daihen Corp.	2,800	178,455
Investments	Shares	Value
Dai-ichi Life Holdings, Inc.	31,800	$264,451
Daiichi Sankyo Co. Ltd.	66,600	1,422,545
Daiki Aluminium Industry Co. Ltd.	28,200	216,972
Daikin Industries Ltd.	7,200	922,364
Daikyonishikawa Corp.	51,000	259,319
Daito Trust Construction Co. Ltd.	10,100	192,406
Daiwa House Industry Co. Ltd.	14,000	464,270
Daiwa Securities Group, Inc.	31,300	273,672
Dear Life Co. Ltd.(c)	15,400	111,021
Denso Corp.	93,500	1,287,269
Dentsu Soken, Inc.	40,200	702,208
Dexerials Corp.	29,700	498,047
DIC Corp.	7,200	167,799
Digital Arts, Inc.	3,400	135,571
Dip Corp.	19,700	278,008
Disco Corp.	4,500	1,382,915
DMG Mori Co. Ltd.	29,100	489,378
Double Standard, Inc.	15,100	167,141
Doutor Nichires Holdings Co. Ltd.	10,500	174,034
DTS Corp.	35,500	278,347
East Japan Railway Co.	31,400	827,744
Ebara Corp.	20,200	474,763
Eisai Co. Ltd.	17,200	511,353
Electric Power Development Co. Ltd.	5,500	110,986
ENEOS Holdings, Inc.	96,000	677,993
Exedy Corp.	3,800	136,004
EXEO Group, Inc.	19,500	323,331
FANUC Corp.	35,700	1,385,682
Fast Retailing Co. Ltd.	5,800	2,106,938
Ferrotec Corp.	4,800	154,034
Food & Life Cos. Ltd.	21,100	1,065,197
France Bed Holdings Co. Ltd.	5,500	46,317
Fuji Corp. Ltd.	8,400	43,944
Fuji Die Co. Ltd.	29,400	167,871
Fuji Electric Co. Ltd.	3,600	272,162
Fuji Kyuko Co. Ltd.	15,200	201,122
Fuji Oil Co. Ltd.	12,400	288,828
Fuji Pharma Co. Ltd.	8,000	96,360
FUJIFILM Holdings Corp.	32,000	682,688
Fujikura Composites, Inc.	11,600	152,155
Fujikura Ltd.	12,100	1,346,289
Fujimi, Inc.	17,800	269,251
Fujitsu Ltd.	34,200	944,539
Fujiya Co. Ltd.	7,300	117,642
Fukui Computer Holdings, Inc.	6,500	130,004
FULLCAST Holdings Co. Ltd.	9,700	103,222
Funai Soken Holdings, Inc.	32,000	233,960
Furukawa Electric Co. Ltd.	2,700	172,427
Furuno Electric Co. Ltd.	4,600	234,189
Fuso Chemical Co. Ltd.	4,800	195,068
Futaba Industrial Co. Ltd.	42,500	283,885

See Notes to Financial Statements.

6    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Future Corp.	26,200	$331,459
G-7 Holdings, Inc.	17,100	154,259
Gecoss Corp.	28,700	265,678
Giken Ltd.	15,400	191,487
GLOBERIDE, Inc.	8,000	110,957
Glory Ltd.	7,500	189,528
Goldwin, Inc.	28,300	453,085
Grandy House Corp.(c)	46,600	182,541
grems, Inc.	8,800	141,871
G-Tekt Corp.	5,300	66,409
Gunma Bank Ltd.	6,300	69,433
Gunze Ltd.	3,400	92,947
Hankyu Hanshin Holdings, Inc.	3,800	95,591
Happinet Corp.	8,800	165,339
Hard Off Corp. Co. Ltd.	12,000	153,345
Harima Chemicals Group, Inc.	41,800	247,208
Harmonic Drive Systems, Inc.	15,100	364,146
Haseko Corp.	13,800	273,632
Hazama Ando Corp.	14,500	174,931
Heiwado Co. Ltd.	6,700	123,233
Hiday Hidaka Corp.	8,800	193,971
Hioki EE Corp.	3,700	143,992
Hirogin Holdings, Inc.	19,600	197,757
Hirose Electric Co. Ltd.	2,700	297,914
Hitachi Construction Machinery Co. Ltd.	9,200	271,753
Hitachi Ltd.	73,300	2,292,364
Hokkaido Electric Power Co., Inc.	11,300	75,768
Hokkaido Gas Co. Ltd.	43,500	210,916
Hokuto Corp.	5,100	65,855
Honda Motor Co. Ltd.	272,400	2,669,344
Hoosiers Holdings Co. Ltd.	14,800	124,258
Horiba Ltd.	2,700	274,918
Hoshizaki Corp.	15,200	505,519
Hoya Corp.	8,400	1,269,285
HU Group Holdings, Inc.	17,000	366,800
Hulic Co. Ltd.	45,300	495,498
Hyakujushi Bank Ltd.	1,500	63,734
Ibiden Co. Ltd.	10,200	438,012
Ichibanya Co. Ltd.	35,100	204,225
Ichigo, Inc.	66,100	184,706
Idemitsu Kosan Co. Ltd.	36,100	272,457
IHI Corp.	37,700	662,507
I’ll, Inc.	8,000	129,893
Inaba Denki Sangyo Co. Ltd.	12,600	204,942
Infomart Corp.	72,000	194,762
Innotech Corp.	6,600	88,424
Inpex Corp.	50,700	1,011,445
Insource Co. Ltd.	27,500	151,057
Intelligent Wave, Inc.	19,900	121,499
Internet Initiative Japan, Inc.	34,000	599,872
Ise Chemicals Corp.	10,000	299,212
Investments	Shares	Value
Isetan Mitsukoshi Holdings Ltd.	10,100	$146,592
Ishihara Sangyo Kaisha Ltd.	18,100	316,630
Isuzu Motors Ltd.	14,900	231,896
Ito En Ltd.	13,600	266,803
ITOCHU Corp.	198,600	2,502,376
Itochu Enex Co. Ltd.	4,400	53,279
Itoham Yonekyu Holdings, Inc.	4,760	170,060
Itoki Corp.	8,600	133,873
Iyogin Holdings, Inc.	30,200	491,597
J Front Retailing Co. Ltd.	14,000	196,051
JAC Recruitment Co. Ltd.	44,000	298,957
JALCO Holdings, Inc.	47,800	124,726
Japan Airlines Co. Ltd.	7,600	140,853
Japan Airport Terminal Co. Ltd.	8,500	237,845
Japan Business Systems, Inc.	8,000	84,315
Japan Elevator Service Holdings Co. Ltd.	40,700	451,414
Japan Exchange Group, Inc.	5,200	55,601
Japan Lifeline Co. Ltd.	6,200	62,338
Japan Material Co. Ltd.	29,400	290,164
Japan Property Management Center Co. Ltd.	22,000	181,058
Japan Steel Works Ltd.	13,900	680,967
Japan Tobacco, Inc.	107,400	3,864,468
Japan Wool Textile Co. Ltd.	5,400	61,150
JCU Corp.	5,300	165,514
Jeol Ltd.	8,200	263,193
JINS Holdings, Inc.	7,700	271,658
JMDC, Inc.	16,200	411,860
JSP Corp.	7,500	117,085
JTEKT Corp.	20,900	231,341
JX Advanced Metals Corp.	33,100	413,895
Kajima Corp.	6,600	245,692
Kakaku.com, Inc.	44,300	653,428
Kakiyasu Honten Co. Ltd.(c)	8,700	148,862
Kamakura Shinsho Ltd.	32,100	128,814
Kamigumi Co. Ltd.	6,500	209,831
Kandenko Co. Ltd.	10,300	330,399
Kaneka Corp.	2,400	67,294
Kanematsu Corp.	20,400	234,136
Kansai Electric Power Co., Inc.	19,215	300,953
Kansai Paint Co. Ltd.	6,400	101,056
Kao Corp.	15,600	623,124
Kasumigaseki Capital Co. Ltd.	4,200	196,944
Katitas Co. Ltd.	17,400	354,117
Kawasaki Heavy Industries Ltd.	9,800	648,978
KDDI Corp.	158,000	2,730,186
KeePer Technical Laboratory Co. Ltd.(c)	6,500	145,970
Keihan Holdings Co. Ltd.	2,500	53,893
Keikyu Corp.	14,200	138,924
Keio Corp.	3,500	90,523
Keisei Electric Railway Co. Ltd.	9,800	80,591
Kewpie Corp.	6,400	176,633

See Notes to Financial Statements.

WisdomTree Trust    7

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Keyence Corp.	3,730	$1,348,792
KH Neochem Co. Ltd.	6,100	96,397
Kikkoman Corp.	69,700	632,323
Kirin Holdings Co. Ltd.	14,000	209,716
Ki-Star Real Estate Co. Ltd.	3,000	125,937
Kobe Bussan Co. Ltd.	29,800	720,546
Kobe Steel Ltd.	12,000	158,551
Koei Tecmo Holdings Co. Ltd.	44,000	534,894
Kokusai Electric Corp.	38,800	1,360,209
Kokuyo Co. Ltd.	45,600	254,757
Komatsu Ltd.	43,300	1,381,224
KOMEDA Holdings Co. Ltd.	7,200	139,411
Konami Group Corp.	6,700	911,742
Koshidaka Holdings Co. Ltd.	17,700	138,217
Kotobuki Spirits Co. Ltd.	37,200	435,022
Kraftia Corp.	4,100	201,331
K’s Holdings Corp.	12,300	127,006
Kura Sushi, Inc.	8,500	176,242
Kuraray Co. Ltd.	10,500	106,310
Kureha Corp.	5,400	140,732
Kurita Water Industries Ltd.	6,700	271,343
Kusuri no Aoki Holdings Co. Ltd.(c)	16,300	486,468
KYB Corp.	7,900	225,037
Kyoei Steel Ltd.	9,900	154,742
Kyokuto Boeki Kaisha Ltd.	14,700	173,029
Kyorin Pharmaceutical Co. Ltd.	6,300	61,776
Kyoritsu Maintenance Co. Ltd.	17,600	314,677
Kyushu Railway Co.	7,500	194,934
LA Holdings Co. Ltd.	2,000	106,925
Lasertec Corp.	8,000	1,513,031
Leopalace21 Corp.	29,800	125,097
Life Corp.	12,400	202,204
LIKE, Inc.	17,200	169,537
Lintec Corp.	4,400	124,074
Lixil Corp.	9,100	109,987
LY Corp.	157,600	419,476
M3, Inc.	47,200	636,580
Macnica Holdings, Inc.	20,900	319,010
Maeda Kosen Co. Ltd.	12,200	153,955
Makita Corp.	3,300	99,730
Marubeni Corp.	56,500	1,569,074
Maruha Nichiro Corp.	15,600	127,989
Maruwa Co. Ltd.	2,400	652,270
Matching Service Japan Co. Ltd.	19,400	128,966
MatsukiyoCocokara & Co.	33,300	576,156
Max Co. Ltd.	9,100	401,168
Mazda Motor Corp.	16,300	126,765
McDonald’s Holdings Co. Japan Ltd.	11,000	448,435
Mebuki Financial Group, Inc.	46,200	305,947
Medipal Holdings Corp.	8,400	148,445
Meidensha Corp.	4,500	159,909
Investments	Shares	Value
Meiko Electronics Co. Ltd.	5,500	$375,801
MEITEC Group Holdings, Inc.	8,800	199,080
Meiwa Corp.	52,300	315,645
Meiwa Estate Co. Ltd.	19,400	140,848
Micronics Japan Co. Ltd.	8,300	373,313
Milbon Co. Ltd.	13,300	206,613
Minebea Mitsumi, Inc.	14,900	298,580
MISUMI Group, Inc.	17,900	279,443
Mitsubishi Corp.	140,400	3,212,060
Mitsubishi Electric Corp.	58,300	1,705,353
Mitsubishi Estate Co. Ltd.	34,600	843,450
Mitsubishi Gas Chemical Co., Inc.	7,900	143,112
Mitsubishi Heavy Industries Ltd.	68,000	1,665,890
Mitsubishi Logisnext Co. Ltd.	14,500	142,276
Mitsubishi Logistics Corp.	17,100	130,641
Mitsubishi Materials Corp.	10,000	234,138
Mitsubishi Research Institute, Inc.	3,100	98,689
Mitsubishi UFJ Financial Group, Inc.	430,900	6,853,384
Mitsui & Co. Ltd.	94,500	2,799,218
Mitsui Fudosan Co. Ltd.	98,100	1,114,339
Mitsui High-Tec, Inc.	47,200	228,856
Mitsui Kinzoku Co. Ltd.	1,500	168,761
Mitsui-Soko Holdings Co. Ltd.	4,200	99,919
Miura Co. Ltd.	13,500	261,740
Mizuho Financial Group, Inc.	62,850	2,285,527
Mizuho Medy Co. Ltd.	33,800	367,661
Mizuno Corp.	6,000	118,473
Modec, Inc.	1,100	83,511
Monogatari Corp.	8,700	244,773
MonotaRO Co. Ltd.	83,400	1,330,452
Moriroku Co. Ltd.	7,500	119,382
Morito Co. Ltd.	14,000	150,946
MOS Food Services, Inc.	5,800	157,262
MS&AD Insurance Group Holdings, Inc.	15,700	368,899
MTG Co. Ltd.	9,100	274,605
Murata Manufacturing Co. Ltd.	56,700	1,174,189
Musashi Seimitsu Industry Co. Ltd.	12,900	210,192
Nabtesco Corp.	5,100	121,948
Nagase & Co. Ltd.	5,200	126,197
Nakanishi, Inc.	17,900	226,227
Nankai Electric Railway Co. Ltd.	4,900	92,829
Nareru Group, Inc.	7,600	111,519
NEC Corp.	22,600	765,613
Nexon Co. Ltd.	17,000	415,063
Nextage Co. Ltd.	12,800	225,793
NH Foods Ltd.	3,000	125,497
NHK Spring Co. Ltd.	8,400	134,913
Nichias Corp.	3,600	155,626
Nichicon Corp.	16,600	173,260
NIDEC Corp.	26,600	361,805
Nifco, Inc.	3,000	92,711
See Notes to Financial Statements.

8    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Nihon Flush Co. Ltd.	27,800	$147,562
Nihon Kohden Corp.	5,400	57,981
Nikkiso Co. Ltd.	18,100	183,373
Nikko Co. Ltd.	43,800	221,033
Nikkon Holdings Co. Ltd.(c)	15,500	336,808
Nikon Corp.	33,900	377,183
Nintendo Co. Ltd.	22,800	1,541,140
Nippn Corp.	7,000	106,332
Nippon Aqua Co. Ltd.	33,400	183,892
Nippon Electric Glass Co. Ltd.	4,500	176,704
Nippon Gas Co. Ltd.	16,800	318,380
Nippon Light Metal Holdings Co. Ltd.	7,100	115,506
Nippon Paint Holdings Co. Ltd.	108,200	723,082
Nippon Paper Industries Co. Ltd.	7,000	51,938
Nippon Sanso Holdings Corp.	12,400	369,283
Nippon Shokubai Co. Ltd.	5,600	71,650
Nippon Signal Co. Ltd.	37,000	309,228
Nippon Soda Co. Ltd.	7,000	161,664
Nippon Steel Corp.	215,400	881,966
Nippon Thompson Co. Ltd.	53,000	276,251
Nishimatsu Construction Co. Ltd.	3,200	116,694
Nissan Chemical Corp.	10,400	355,834
Nisshin Seifun Group, Inc.	9,600	117,715
Nisso Holdings Co. Ltd.	37,600	171,034
Niterra Co. Ltd.	9,800	430,839
Nitto Boseki Co. Ltd.	7,400	481,546
Nitto Denko Corp.	29,800	706,287
Nittoc Construction Co. Ltd.	44,400	367,392
Noevir Holdings Co. Ltd.	6,300	184,082
NOF Corp.	20,300	389,954
Nohmi Bosai Ltd.	10,600	261,035
Nomura Co. Ltd.	31,300	265,385
Nomura Holdings, Inc.	45,200	375,165
Nomura Micro Science Co. Ltd.	11,800	224,264
Nomura Real Estate Holdings, Inc.	51,700	318,951
Nomura Research Institute Ltd.	29,700	1,140,857
NS Solutions Corp.	19,800	558,586
NS Tool Co. Ltd.	44,300	246,731
NSD Co. Ltd.	21,600	477,351
NSK Ltd.	8,300	51,671
NTN Corp.	98,100	230,065
NTT, Inc.	3,309,400	3,329,563
Obayashi Corp.	29,000	604,810
OBIC Business Consultants Co. Ltd.	15,600	841,282
Obic Co. Ltd.	30,700	964,021
Odakyu Electric Railway Co. Ltd.	11,700	127,491
Ohsho Food Service Corp.	14,800	303,563
Oiles Corp.	8,800	131,990
Oji Holdings Corp.	43,000	235,979
Okamoto Machine Tool Works Ltd.	4,200	120,578
Okamura Corp.	7,900	115,568
Okinawa Cellular Telephone Co.	16,000	289,081
Investments	Shares	Value
OKUMA Corp.	6,700	$155,163
Olympus Corp.	20,600	260,810
Ono Pharmaceutical Co. Ltd.	10,900	151,075
Open House Group Co. Ltd.	6,600	387,465
Open Up Group, Inc.	19,800	232,807
Oracle Corp.	8,500	715,270
Organo Corp.	8,200	677,731
Oriental Land Co. Ltd.	45,500	841,378
Osaka Gas Co. Ltd.	9,000	311,780
Osaka Soda Co. Ltd.	22,300	308,155
OSG Corp.	29,200	425,859
Otsuka Corp.	18,400	379,398
Otsuka Holdings Co. Ltd.	9,400	532,114
PAL GROUP Holdings Co. Ltd.	51,000	662,452
PALTAC Corp.	1,600	49,242
Pan Pacific International Holdings Corp.	95,500	568,022
Panasonic Holdings Corp.	62,200	802,971
Park24 Co. Ltd.	35,100	468,015
PCA Corp.	9,200	112,575
Penta-Ocean Construction Co. Ltd.	44,800	450,301
Persol Holdings Co. Ltd.	147,700	273,831
PHC Holdings Corp.	14,900	105,705
Pigeon Corp.	15,900	163,468
PILLAR Corp.	4,200	128,483
Plus Alpha Consulting Co. Ltd.	9,400	144,648
Pola Orbis Holdings, Inc.	22,100	183,573
Press Kogyo Co. Ltd.	47,600	246,586
Prima Meat Packers Ltd.	8,400	142,818
Quick Co. Ltd.	23,400	137,046
Rakus Co. Ltd.	90,400	599,802
Recruit Holdings Co. Ltd.	16,200	914,360
Relo Group, Inc.	16,800	183,868
Resona Holdings, Inc.	21,600	205,741
Resonac Holdings Corp.	5,000	208,173
Resorttrust, Inc.	20,900	261,675
Retail Partners Co. Ltd.	11,000	93,968
Rigaku Holdings Corp.	66,700	522,128
Riken Keiki Co. Ltd.	7,800	159,240
Riken Vitamin Co. Ltd.	9,800	185,503
Rinnai Corp.	4,100	103,582
Rohm Co. Ltd.	34,600	490,044
Rohto Pharmaceutical Co. Ltd.	17,700	296,760
Rorze Corp.	36,200	519,172
Round One Corp.	65,000	464,449
Royal Holdings Co. Ltd.	14,200	119,402
Ryobi Ltd.	3,900	68,174
Ryohin Keikaku Co. Ltd.	45,700	811,110
S Foods, Inc.	5,700	98,985
Sac’s Bar Holdings, Inc.	36,300	178,090
Saibu Gas Holdings Co. Ltd.	3,300	47,475
Saizeriya Co. Ltd.	11,000	384,574
Sakata Seed Corp.	6,700	182,519

See Notes to Financial Statements.

WisdomTree Trust    9

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
San-Ai Obbli Co. Ltd.	14,000	$188,638
Sangetsu Corp.	10,500	208,332
Sanki Engineering Co. Ltd.	7,500	274,650
Sankyo Co. Ltd.	28,300	458,773
Sankyu, Inc.	3,000	161,842
Sanoh Industrial Co. Ltd.	42,000	229,902
Sanrio Co. Ltd.	26,800	840,701
Sanshin Electronics Co. Ltd.	9,200	183,712
Santen Pharmaceutical Co. Ltd.	14,200	147,304
Sanwa Holdings Corp.	18,900	491,838
Sapporo Holdings Ltd.	14,500	155,967
Sato Shoji Corp.	21,800	313,346
SCREEN Holdings Co. Ltd.	6,800	661,150
Scroll Corp.	16,000	136,783
Sega Sammy Holdings, Inc.	16,100	251,445
Seibu Giken Co. Ltd.	11,000	116,776
Seibu Holdings, Inc.	13,500	370,691
Seiko Group Corp.	3,700	171,846
Sekisui Chemical Co. Ltd.	13,200	221,902
Senshu Ikeda Holdings, Inc.	45,800	231,126
Seria Co. Ltd.	3,900	86,586
Seven Bank Ltd.	400	779
Shibaura Mechatronics Corp.	1,900	229,583
Shimadzu Corp.	16,200	430,774
Shimizu Corp.	17,400	296,226
Shin Nippon Air Technologies Co. Ltd.	6,400	128,412
Shin Nippon Biomedical Laboratories Ltd.	7,800	83,203
Shin-Etsu Chemical Co. Ltd.	56,600	1,759,621
Shin-Etsu Polymer Co. Ltd.	11,400	145,605
Shinnihonseiyaku Co. Ltd.	10,100	130,612
Shionogi & Co. Ltd.	21,900	396,937
Ship Healthcare Holdings, Inc.	5,600	93,765
SHO-BOND Holdings Co. Ltd.	29,200	246,648
Shoei Co. Ltd.	14,100	159,850
Siix Corp.	32,600	272,247
Simplex Holdings, Inc.	47,200	316,483
Sinfonia Technology Co. Ltd.	6,700	387,693
Sinko Industries Ltd.	17,100	154,478
SKY Perfect JSAT Holdings, Inc.	18,700	237,888
Skylark Holdings Co. Ltd.	18,300	392,864
SMS Co. Ltd.	29,900	257,520
Socionext, Inc.(c)	39,700	554,551
Soda Nikka Co. Ltd.	33,900	234,226
SoftBank Corp.	2,287,500	3,134,741
Softcreate Holdings Corp.	7,800	107,387
Sojitz Corp.	7,580	235,362
Solasto Corp.	49,600	268,339
Sompo Holdings, Inc.	8,000	272,340
Sony Group Corp.	48,600	1,247,672
Sotetsu Holdings, Inc.	4,900	88,093
Square Enix Holdings Co. Ltd.	30,800	561,885
Investments	Shares	Value
Starts Corp., Inc.	4,300	$131,267
Studio Alice Co. Ltd.	9,600	123,349
Subaru Corp.	34,900	755,912
Sugi Holdings Co. Ltd.	10,300	242,148
SUMCO Corp.	9,300	85,141
Sumida Corp.	18,500	135,022
Sumitomo Bakelite Co. Ltd.	8,100	266,805
Sumitomo Corp.	56,200	1,940,441
Sumitomo Electric Industries Ltd.	36,300	1,464,784
Sumitomo Forestry Co. Ltd.	32,500	332,682
Sumitomo Heavy Industries Ltd.	5,500	145,584
Sumitomo Mitsui Financial Group, Inc.	114,000	3,666,299
Sumitomo Realty & Development Co. Ltd.	16,000	401,365
Sumitomo Rubber Industries Ltd.	19,400	298,714
Sumitomo Seika Chemicals Co. Ltd.	3,100	106,798
Sundrug Co. Ltd.	4,300	118,127
Sun-Wa Technos Corp.	9,400	177,991
Suzuki Motor Corp.	59,300	883,192
SWCC Corp.	6,000	395,802
System Research Co. Ltd.	8,200	106,146
Systena Corp.	98,700	323,658
T&D Holdings, Inc.	3,700	85,333
Tachi-S Co. Ltd.	7,600	100,997
Taiheiyo Cement Corp.	4,100	101,568
Taikisha Ltd.	9,100	191,295
Taisei Corp.	8,100	766,618
Taiyo Holdings Co. Ltd.	23,000	698,753
Taiyo Yuden Co. Ltd.	17,100	386,194
Takachiho Koheki Co. Ltd.(c)	12,800	173,040
Takara Bio, Inc.	28,800	146,072
Takara Holdings, Inc.	15,900	163,012
Takara Standard Co. Ltd.	7,500	139,526
Takasago International Corp.	19,600	184,315
Takasago Thermal Engineering Co. Ltd.	14,900	421,586
Takashimaya Co. Ltd.	12,100	126,716
Takeda Pharmaceutical Co. Ltd.	81,400	2,510,887
Takeuchi Manufacturing Co. Ltd.	3,400	146,416
Tamron Co. Ltd.	29,200	192,624
TASUKI Holdings, Inc.	29,300	149,355
TDK Corp.	47,400	668,611
TechMatrix Corp.	9,600	143,132
Techno Ryowa Ltd.	2,800	118,613
Teijin Ltd.	10,400	89,937
Terumo Corp.	48,300	699,486
THK Co. Ltd.	23,400	598,193
TIS, Inc.	11,800	395,755
TKC Corp.	6,700	184,229
Toa Corp.	14,000	252,857
Tocalo Co. Ltd.	18,800	266,747
Toda Corp.	18,500	149,421
Toei Animation Co. Ltd.	48,900	850,123

See Notes to Financial Statements.

10    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Toho Co. Ltd.	10,700	$544,745
Toho Gas Co. Ltd.	2,200	65,448
Tokai Rika Co. Ltd.	4,100	81,479
Tokio Marine Holdings, Inc.	85,900	3,187,855
Tokushu Tokai Paper Co. Ltd.(c)	16,800	169,345
Tokuyama Corp.	8,400	220,953
Tokyo Electron Device Ltd.	7,800	168,943
Tokyo Electron Ltd.	15,400	3,371,897
Tokyo Gas Co. Ltd.	5,700	225,644
Tokyo Ohka Kogyo Co. Ltd.	20,100	744,269
Tokyo Seimitsu Co. Ltd.	6,400	453,424
Tokyo Tatemono Co. Ltd.	5,000	113,114
Tokyu Construction Co. Ltd.	52,300	436,765
Tokyu Fudosan Holdings Corp.	44,000	401,136
Tomoku Co. Ltd.	6,200	139,628
Tomy Co. Ltd.	19,000	334,253
Topre Corp.	9,100	137,419
Topy Industries Ltd.	7,800	154,014
Toray Industries, Inc.	17,600	114,530
Toridoll Holdings Corp.(c)	21,300	575,900
Tosei Corp.	20,400	223,333
Tosoh Corp.	6,600	99,035
Totech Corp.	6,200	144,968
Towa Corp.	15,000	205,748
Toyo Seikan Group Holdings Ltd.	9,000	219,682
Toyo Suisan Kaisha Ltd.	6,700	459,504
Toyo Tanso Co. Ltd.	3,700	113,777
Toyo Tire Corp.	9,100	251,673
Toyobo Co. Ltd.	47,900	385,046
Toyoda Gosei Co. Ltd.	6,200	155,964
Toyota Boshoku Corp.	5,400	86,575
Toyota Motor Corp.	685,670	14,680,586
Toyota Tsusho Corp.	47,200	1,588,139
Transcosmos, Inc.	5,500	136,145
Treasure Factory Co. Ltd.	6,400	68,310
Trend Micro, Inc.	16,300	676,147
Tri Chemical Laboratories, Inc.	6,800	117,567
Trial Holdings, Inc.(c)	30,100	595,298
Tsubakimoto Chain Co.	17,500	258,238
Tsumura & Co.	3,200	83,233
Tsuruha Holdings, Inc.	17,015	312,413
Tsurumi Manufacturing Co. Ltd.	10,700	146,016
UBE Corp.	3,800	62,329
Uchida Yoko Co. Ltd.	2,200	150,601
Ulvac, Inc.	3,600	162,608
U-Next Holdings Co. Ltd.	38,400	490,458
Union Tool Co.	4,700	255,772
United Super Markets Holdings, Inc.	76	438
USS Co. Ltd.	44,600	488,553
UT Group Co. Ltd.	123,000	156,158
Valor Holdings Co. Ltd.	4,400	94,600
Investments	Shares	Value
Valqua Ltd.	5,300	$137,280
ValueCommerce Co. Ltd.	33,200	140,853
Vector, Inc.	7,000	53,680
Vision, Inc.	14,000	115,487
Warabeya Nichiyo Holdings Co. Ltd.	9,100	190,714
Waseda Academy Co. Ltd.	7,800	113,160
WDB Holdings Co. Ltd.	8,400	86,816
West Japan Railway Co.	6,900	137,608
Will Group, Inc.	28,300	216,116
WingArc1st, Inc.	8,100	187,843
Workman Co. Ltd.	11,700	491,154
World Holdings Co. Ltd.	9,100	150,597
YAC Holdings Co. Ltd.	29,900	201,056
YAMABIKO Corp.	7,800	147,894
Yamada Consulting Group Co. Ltd.	12,200	137,609
Yamada Holdings Co. Ltd.	13,500	44,743
Yamanashi Chuo Bank Ltd.	3,400	87,633
Yamazaki Baking Co. Ltd.	4,900	102,942
Yokogawa Electric Corp.	18,800	601,619
Yokohama Financial Group, Inc.	14,100	116,357
Yokohama Rubber Co. Ltd.	9,200	353,162
Yokorei Co. Ltd.(c)	37,100	298,466
Yonex Co. Ltd.	22,300	472,334
Yoshinoya Holdings Co. Ltd.	11,400	223,353
Yushin Co.	71,100	322,512
Zenrin Co. Ltd.	15,300	102,784
Zensho Holdings Co. Ltd.	14,800	847,427
Zeon Corp.	5,900	67,358
Zojirushi Corp.	10,600	105,902
ZOZO, Inc.	109,400	901,052
Total Japan		264,303,881
Luxembourg – 0.1%
CVC Capital Partners PLC(b)	27,443	460,896
Eurofins Scientific SE	3,924	287,573
Total Luxembourg		748,469
Macau – 0.3%
Galaxy Entertainment Group Ltd.	206,000	1,014,186
Sands China Ltd.	483,200	1,216,769
Wynn Macau Ltd.	626,800	478,344
Total Macau		2,709,299
Mexico – 0.1%
Fresnillo PLC	22,415	1,005,177
Netherlands – 2.3%
Acomo NV	11,910	340,601
Akzo Nobel NV	3,538	245,988
Arcadis NV	5,536	231,073
ASM International NV	1,556	945,886
ASML Holding NV	6,620	7,163,758
BE Semiconductor Industries NV	5,654	888,146

See Notes to Financial Statements.

WisdomTree Trust    11

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
CTP NV(b)	26,373	$552,572
Euronext NV(b)	1,413	212,416
Heineken Holding NV	9,392	688,299
Heineken NV	18,112	1,483,485
ING Groep NV	185,020	5,217,297
Koninklijke Ahold Delhaize NV	25,985	1,064,166
Koninklijke BAM Groep NV	11,698	127,770
Koninklijke Heijmans NV	1,564	124,170
Koninklijke KPN NV	289,113	1,350,047
Koninklijke Philips NV	42,824	1,168,848
Koninklijke Vopak NV	3,646	162,204
SBM Offshore NV	9,191	264,462
Universal Music Group NV	73,422	1,916,904
Wereldhave NV	10,984	248,457
Wolters Kluwer NV	9,699	1,006,281
Total Netherlands		25,402,830
Nigeria – 0.1%
Airtel Africa PLC(b)	188,529	900,719
Norway – 2.0%
AF Gruppen ASA	8,115	151,409
Aker ASA, Class A	6,555	499,089
Borregaard ASA	10,359	204,780
Bouvet ASA	16,773	102,432
DNB Bank ASA	128,965	3,599,107
Elopak ASA	55,742	306,704
Equinor ASA	229,103	5,382,990
Europris ASA(b)	24,524	232,917
Frontline PLC	25,014	551,521
Gjensidige Forsikring ASA	4,240	126,946
Kitron ASA	41,686	300,448
Kongsberg Gruppen ASA	58,081	1,489,042
Leroy Seafood Group ASA	40,721	204,880
Mowi ASA	36,684	884,473
NORBIT ASA	18,554	344,340
Norconsult Norge AS	81,841	372,416
Orkla ASA	35,084	391,297
Pexip Holding ASA	21,120	163,108
Protector Forsikring ASA	3,977	206,600
Salmar ASA	14,345	878,177
SpareBank 1 SMN	13,770	281,288
SpareBank 1 Sor-Norge ASA	9,047	177,947
Sparebanken Norge	13,217	259,522
Stolt-Nielsen Ltd.	3,502	113,182
Storebrand ASA	417	7,140
Telenor ASA	152,126	2,212,473
TOMRA Systems ASA	56,785	765,627
Veidekke ASA	18,135	321,102
Vend Marketplaces ASA	8,232	228,511
Wallenius Wilhelmsen ASA	56,654	567,279
Total Norway		21,326,747
Investments	Shares	Value
Peru – 0.0%
Hochschild Mining PLC	50,090	$345,963
Portugal – 0.3%
CTT-Correios de Portugal SA	11,964	104,400
EDP SA	218,919	1,006,584
Galp Energia SGPS SA	21,057	361,806
Jeronimo Martins SGPS SA	23,385	556,431
REN – Redes Energeticas Nacionais SGPS SA	58,013	219,049
Semapa-Sociedade de Investimento & Gestao	9,540	234,169
Sonae SGPS SA	162,555	307,751
Total Portugal		2,790,190
Singapore – 1.9%
Aztech Global Ltd.(c)	219,200	111,645
China Aviation Oil Singapore Corp. Ltd.	343,000	442,753
City Developments Ltd.	31,100	193,468
ComfortDelGro Corp. Ltd.	100,300	115,431
DBS Group Holdings Ltd.	144,169	6,318,324
Delfi Ltd.	244,300	152,925
Food Empire Holdings Ltd.	61,300	114,401
Hafnia Ltd.	54,426	293,528
Keppel Infrastructure Trust	844,835	321,904
Keppel Ltd.	91,000	732,387
Netlink NBN Trust(a)	501,200	376,095
Oversea-Chinese Banking Corp. Ltd.	159,201	2,446,199
Propnex Ltd.(a)	207,400	303,198
SATS Ltd.	120,200	356,114
Sembcorp Industries Ltd.	43,100	201,759
Sheng Siong Group Ltd.	154,600	316,173
SIA Engineering Co. Ltd.	165,800	464,137
Singapore Airlines Ltd.	166,700	829,611
Singapore Exchange Ltd.	6,200	81,767
Singapore Technologies Engineering Ltd.	182,693	1,196,170
Singapore Telecommunications Ltd.	984,100	3,481,847
Tuan Sing Holdings Ltd.	440,500	111,324
UMS Integration Ltd.(c)	190,800	210,681
United Overseas Bank Ltd.	50,128	1,366,631
UOL Group Ltd.	44,200	300,395
Total Singapore		20,838,867
South Africa – 0.1%
Anglo American PLC	10,348	429,388
Pan African Resources PLC	281,234	457,711
Total South Africa		887,099
Spain – 6.1%
Acciona SA	2,523	550,847
ACS Actividades de Construccion y Servicios SA	16,112	1,605,595
Aena SME SA(b)	128,270	3,588,406
Almirall SA	26,802	404,173
Amadeus IT Group SA	16,567	1,222,686
Banco Bilbao Vizcaya Argentaria SA	436,190	10,271,286
See Notes to Financial Statements.

12    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Banco de Sabadell SA	230,725	$911,831
Banco Santander SA	622,426	7,361,256
Bankinter SA	19,621	326,186
CaixaBank SA	580,297	7,118,582
Cellnex Telecom SA^(b)	21,556	694,430
CIE Automotive SA	4,001	139,795
Colonial SFL Socimi SA	28,462	182,680
Corp. ACCIONA Energias Renovables SA(c)	7,864	206,884
EDP Renovaveis SA	17,104	241,857
Elecnor SA	11,042	317,074
Endesa SA	79,126	2,846,433
Faes Farma SA	48,167	291,900
Fluidra SA	12,062	328,090
Fomento de Construcciones y Contratas SA	26,052	337,177
Gestamp Automocion SA(b)	45,353	162,032
Grifols SA	9,943	124,950
Iberdrola SA	323,843	7,022,933
Indra Sistemas SA	9,597	547,104
Industria de Diseno Textil SA	148,029	9,794,863
Laboratorios Farmaceuticos Rovi SA	7,495	558,959
Logista Integral SA	7,895	279,281
Mapfre SA	68,062	342,284
Merlin Properties Socimi SA	32,955	481,091
Metrovacesa SA^(b)(c)	11,618	127,715
Naturgy Energy Group SA	123,436	3,757,609
Pharma Mar SA^	3,914	344,300
Prosegur Cash SA(b)	157,204	117,054
Prosegur Cia de Seguridad SA	41,600	127,029
Puig Brands SA, Class B(c)	12,761	222,859
Repsol SA	86,191	1,612,041
Sacyr SA	77,189	350,471
Telefonica SA	453,134	1,858,917
Unicaja Banco SA(b)	44,182	144,149
Vidrala SA	12	1,270
Total Spain		66,924,079
Sweden – 4.3%
AAK AB	8,435	241,371
AddLife AB, Class B	20,903	360,748
Addnode Group AB	25,697	270,105
AddTech AB, Class B	23,601	838,175
Alfa Laval AB	13,472	680,556
Alimak Group AB(b)	20,483	322,616
AQ Group AB	18,371	392,975
Assa Abloy AB, Class B	29,602	1,152,445
Atea ASA^	13,423	209,991
Atlas Copco AB, Class B	61,804	998,915
Atlas Copco AB, Class A	102,802	1,851,681
Avanza Bank Holding AB	1,437	55,040
Axfood AB	14,700	462,744
Bahnhof AB, Class B	23,082	136,457
Beijer Alma AB	7,536	243,194
Investments	Shares	Value
Beijer Ref AB	41,044	$663,824
Betsson AB, Class B	15,909	254,888
BioGaia AB, Class B	18,863	217,301
Bufab AB	34,007	370,953
Catena AB	8,508	416,042
Clas Ohlson AB, Class B	9,449	310,976
Cloetta AB, Class B	41,689	182,967
Coor Service Management Holding AB(b)	33,243	177,487
Elekta AB, Class B	1,147	7,061
Engcon AB	27,882	251,636
Epiroc AB, Class B	25,569	517,826
Epiroc AB, Class A	40,452	921,039
EQT AB	16,228	640,403
Essity AB, Class B	14,465	416,119
Evolution AB(b)	17,952	1,226,425
FastPartner AB, Class A	23,972	123,386
Getinge AB, Class B	10,464	248,354
Granges AB	11,900	188,075
H & M Hennes & Mauritz AB, Class B(c)	111,374	2,245,892
Heba Fastighets AB, Class B	45,744	152,334
Hemnet Group AB	21,562	405,100
Hexagon AB, Class B	61,456	729,968
Hufvudstaden AB, Class A	26,820	360,750
Indutrade AB	22,190	578,652
Intea Fastigheter AB^	42,708	305,990
INVISIO AB	10,399	296,670
Lagercrantz Group AB, Class B	7,165	165,392
Lifco AB, Class B	20,011	764,077
Lindab International AB	6,449	145,786
Logistea AB, Class B	110,697	172,191
Loomis AB	3,077	130,306
Medicover AB, Class B	14,961	357,845
MIPS AB	6,645	254,734
Munters Group AB(b)	41,505	773,930
Mycronic AB	27,674	670,176
NCC AB, Class B	9,487	226,606
New Wave Group AB, Class B	12,463	154,929
Nolato AB, Class B	24,720	165,715
Nordnet AB publ	4,415	129,402
NP3 Fastigheter AB	6,911	194,163
Paradox Interactive AB	23,568	415,689
Peab AB, Class B	16,852	156,020
Platzer Fastigheter Holding AB, Class B	15,952	128,913
RaySearch Laboratories AB	5,880	145,425
Rusta AB	30,401	285,253
Saab AB, Class B	17,858	1,041,400
Sagax AB, Class B	26,140	560,297
Sandvik AB	54,197	1,767,217
Sectra AB, Class B	31,603	860,454
Securitas AB, Class B	10,513	167,865
Skandinaviska Enskilda Banken AB, Class C	5,959	128,245

See Notes to Financial Statements.

WisdomTree Trust    13

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Skandinaviska Enskilda Banken AB, Class A	73,595	$1,557,511
Skanska AB, Class B	13,817	378,144
SKF AB, Class B	17,108	456,149
SkiStar AB	15,966	286,802
SSAB AB, Class A	21,487	164,273
Sweco AB, Class B	29,618	484,809
Swedbank AB, Class A	74,235	2,585,679
Synsam AB	25,257	184,932
Systemair AB	17,009	160,702
Tele2 AB, Class B	56,959	954,898
Telefonaktiebolaget LM Ericsson, Class B	121,502	1,194,091
Telia Co. AB	202,262	864,004
Thule Group AB(b)	15,690	408,129
Trelleborg AB, Class B	7,507	319,781
Troax Group AB	13,671	220,959
Truecaller AB, Class B	71,645	149,992
Volvo AB, Class A	41,767	1,342,880
Volvo AB, Class B	138,672	4,451,018
Wallenstam AB, Class B	26,741	120,031
Wihlborgs Fastigheter AB	18,111	179,267
Zinzino AB, Class B(c)	4,115	71,062
Total Sweden		46,924,274
Switzerland – 3.9%
ABB Ltd., Registered Shares	57,940	4,330,965
Accelleron Industries AG	11,989	931,427
Allreal Holding AG, Registered Shares	573	147,544
Avolta AG^	6,507	387,176
Bachem Holding AG	12,048	910,918
Banque Cantonale Vaudoise, Registered Shares	20	2,535
Belimo Holding AG, Registered Shares	1,075	1,059,735
BKW AG	1,567	333,080
Cembra Money Bank AG	8	1,003
Cie Financiere Richemont SA, Class A, Registered Shares	15,654	3,399,521
Clariant AG, Registered Shares^	2,512	22,702
Comet Holding AG, Registered Shares	1,568	445,314
EFG International AG^	11,706	281,624
Flughafen Zurich AG, Registered Shares	1,980	629,301
Galderma Group AG	5,186	1,061,093
Galenica AG(b)	2,520	310,765
Geberit AG, Registered Shares	1,172	916,593
Georg Fischer AG, Registered Shares	2,794	189,029
Givaudan SA, Registered Shares	269	1,068,191
Helvetia Baloise Holding AG, Registered Shares	2,407	635,588
Huber & Suhner AG, Registered Shares	2,191	400,450
Inficon Holding AG, Registered Shares	4,924	614,063
International Workplace Group PLC	42,955	133,695
Kuehne & Nagel International AG, Registered Shares	7,902	1,708,069
Landis & Gyr Group AG^	1,914	124,177
Logitech International SA, Registered Shares	6,228	640,999
Investments	Shares	Value
Partners Group Holding AG	921	$1,142,052
PSP Swiss Property AG, Registered Shares	1,030	186,564
Sandoz Group AG	13,953	1,018,670
Schindler Holding AG, Participation Certificate	2,181	823,673
Schindler Holding AG, Registered Shares	3,573	1,269,548
SFS Group AG	1,092	149,689
SGS SA, Registered Shares	11,042	1,266,363
Sika AG, Registered Shares	5,887	1,208,238
Sonova Holding AG, Registered Shares	2,520	658,747
Straumann Holding AG, Registered Shares	7,844	925,339
Sulzer AG, Registered Shares	1,483	275,916
Sunrise Communications AG, Class A	8,630	462,082
Swiss Life Holding AG, Registered Shares	522	604,064
Swiss Prime Site AG, Registered Shares	3,454	537,119
Swisscom AG, Registered Shares	2,302	1,672,201
Temenos AG, Registered Shares	2,455	246,662
UBS Group AG, Registered Shares	71,733	3,346,484
VAT Group AG(b)	2,133	1,038,971
Vontobel Holding AG, Registered Shares	12	974
Zurich Insurance Group AG	7,254	5,510,202
Total Switzerland		43,029,115
United Kingdom – 10.1%
Admiral Group PLC	22,161	946,691
Advanced Medical Solutions Group PLC	44,121	129,372
Alfa Financial Software Holdings PLC(b)	64,342	183,472
Ashtead Group PLC	11,440	782,602
Associated British Foods PLC	14,616	418,152
AstraZeneca PLC	40,921	7,590,123
Auto Trader Group PLC(b)	72,100	568,679
Aviva PLC	24,008	221,006
Avon Technologies PLC	11,120	271,319
Babcock International Group PLC	13,554	226,609
BAE Systems PLC	118,600	2,734,222
Balfour Beatty PLC	42,703	408,382
Baltic Classifieds Group PLC	117,280	320,227
Barclays PLC	286,116	1,831,647
Beazley PLC	13,465	150,684
Big Yellow Group PLC	27,235	383,175
Bodycote PLC	17,515	164,439
Bridgepoint Group PLC(b)	15,506	59,190
British American Tobacco PLC	175,107	9,925,133
BT Group PLC	382,926	947,958
Bytes Technology Group PLC(c)	48,502	233,942
Centrica PLC	117,619	268,234
Cerillion PLC	7,558	124,024
Chemring Group PLC	54,500	346,367
CK Hutchison Holdings Ltd.	166,500	1,132,675
CMC Markets PLC(b)	35	141
Coats Group PLC	106,966	121,574
Coca-Cola Europacific Partners PLC	15,585	1,435,938
Cohort PLC	10,442	127,388

See Notes to Financial Statements.

14    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Compass Group PLC	44,165	$1,404,313
Computacenter PLC	3,519	138,684
Convatec Group PLC(b)	141,606	463,216
Craneware PLC	7,962	206,689
Cranswick PLC	2,453	163,486
Diploma PLC	12,055	858,562
Domino’s Pizza Group PLC	30,205	70,448
Dr. Martens PLC	6,788	6,994
Drax Group PLC	21,244	239,166
Dunelm Group PLC	12,160	184,821
Entain PLC	28,294	291,744
Fevertree Drinks PLC	29,960	330,038
Fintel PLC	39,555	110,131
Firstgroup PLC	74,756	191,649
Games Workshop Group PLC	4,800	1,221,520
Genus PLC	7,338	256,126
Greggs PLC	4,502	101,731
Halma PLC	19,862	945,190
Hammerson PLC	44,294	196,606
Hill & Smith PLC	5,182	149,159
Howden Joinery Group PLC	26,902	301,236
HSBC Holdings PLC	1,067,940	16,860,842
Hunting PLC	24,676	122,971
IMI PLC	14,460	483,901
Imperial Brands PLC	85,473	3,585,772
Informa PLC	60,097	714,568
InterContinental Hotels Group PLC	8,494	1,195,039
International Consolidated Airlines Group SA	191,182	1,065,369
Intertek Group PLC	8,025	499,332
Investec PLC	10,202	75,678
ITV PLC	147,550	163,434
J Sainsbury PLC	83,923	366,862
James Halstead PLC	21,376	39,390
JD Sports Fashion PLC	93,347	106,045
Johnson Matthey PLC	8,406	241,054
Kainos Group PLC	23,697	320,011
Lloyds Banking Group PLC	1,990,773	2,630,561
London Stock Exchange Group PLC	3,312	398,794
LondonMetric Property PLC	321,256	819,704
Marks & Spencer Group PLC	27,508	122,099
Me Group International PLC	129,510	263,038
Melrose Industries PLC	59,618	471,833
Midwich Group PLC	23,011	57,569
Mitie Group PLC	130,507	292,096
MONY Group PLC	43,499	107,538
Moonpig Group PLC	71,647	195,629
Morgan Sindall Group PLC	3,537	221,221
National Grid PLC	262,371	4,028,376
NatWest Group PLC	543,791	4,767,434
Next PLC	4,120	758,091
Oxford Instruments PLC	12,566	346,489
Paratus Energy Services Ltd.	45,282	198,154
Investments	Shares	Value
Pearson PLC	12,963	$183,077
Pennon Group PLC	72,409	513,752
Polar Capital Holdings PLC	46	329
PPHE Hotel Group Ltd.(c)	9,187	221,931
Property Franchise Group PLC	12,866	88,950
QinetiQ Group PLC	55,797	331,420
Reckitt Benckiser Group PLC	28,999	2,341,086
RELX PLC	52,653	2,138,791
Renishaw PLC	4,524	213,584
Rentokil Initial PLC	100,843	606,984
Rightmove PLC	86,828	606,830
Rolls-Royce Holdings PLC	193,941	2,999,893
Rotork PLC	119,950	524,996
Safestore Holdings PLC	9,404	93,095
Sage Group PLC	52,473	764,368
Savills PLC	7,230	96,858
Schroders PLC	571	3,126
Serco Group PLC	47,698	179,124
Severn Trent PLC	25,805	968,034
Smith & Nephew PLC	27,996	466,370
Smiths Group PLC	16,681	527,713
Softcat PLC	23,923	455,957
Spirax Group PLC	4,730	433,894
Spire Healthcare Group PLC(b)	60,124	135,052
SSE PLC	48,826	1,431,023
Standard Chartered PLC	25,867	633,917
Subsea 7 SA	34,359	692,163
Telecom Plus PLC	11,553	211,024
Tesco PLC	228,952	1,360,531
Travis Perkins PLC	3,495	29,875
Unilever PLC	95,422	6,237,038
United Utilities Group PLC	35,677	572,969
Vodafone Group PLC	998,973	1,328,619
Volex PLC	30,545	171,733
Volution Group PLC	58,009	503,261
Weir Group PLC	12,455	476,779
WH Smith PLC	8,980	77,182
Whitbread PLC	8,492	291,265
Wilmington PLC	28,914	115,117
Workspace Group PLC	16,503	88,567
Young & Co.’s Brewery PLC, Class A	9,639	95,941
Total United Kingdom		110,615,986
United States – 7.5%
Acerinox SA	20,314	302,040
Aegon Ltd.	16,066	125,288
Alcon, Inc.	6,951	555,203
BP PLC	1,117,920	6,507,831
Buzzi SpA	3,029	184,985
Experian PLC	26,725	1,208,879
Ferrovial SE	25,583	1,662,744
GSK PLC	183,377	4,500,151

See Notes to Financial Statements.

WisdomTree Trust    15

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Investments	Shares	Value
Haleon PLC	226,279	$1,140,728
Holcim AG, Registered Shares^	24,658	2,420,203
Nestle SA, Registered Shares	133,398	13,258,136
Novartis AG, Registered Shares	92,244	12,761,051
QIAGEN NV	5,421	247,378
Roche Holding AG	29,103	12,056,301
Roche Holding AG, Bearer Shares	4,176	1,766,861
Sanofi SA	72,284	7,022,430
Schneider Electric SE	13,241	3,652,906
Shell PLC	277,122	10,213,154
Signify NV(b)	5,952	146,517
Swiss Re AG	8,881	1,489,228
Tenaris SA	36,332	704,484
Total United States		81,926,498
TOTAL COMMON STOCKS (Cost: $901,984,083)		1,092,425,454
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost: $328,646)	328,646	328,646
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d) (Cost: $6,739,020)	6,739,020	6,739,020
TOTAL INVESTMENTS IN SECURITIES – 100.7% (Cost: $909,051,749)		1,099,493,120
Other Liabilities less Assets – (0.7)%		(7,904,344)
NET ASSETS – 100.0%		$1,091,588,776

^     Non-income producing security.

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $153,579, which represents 0.0% of net assets.

(a)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)  This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $12,047,637 and the total market value of the collateral held by the Fund was $13,106,325. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $6,367,305.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar
OTHER ABBREVIATIONS:
CVA	Certificaten van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	21,015,107	AUD	14,014,260	USD	$—	$(222)
Bank of America NA	1/6/2026	16,383,255	DKK	2,576,252	USD	49	—
Bank of America NA	1/6/2026	64,166,118	EUR	75,364,453	USD	—	(968)
Bank of America NA	1/6/2026	17,545,228	GBP	23,599,437	USD	—	(248)
Bank of America NA	1/6/2026	4,583,314	ILS	1,438,069	USD	—	(37)
Bank of America NA	1/6/2026	46,342,684	NOK	4,594,503	USD	—	(73)
Bank of America NA	1/6/2026	3,308,808	SGD	2,573,370	USD	—	(243)
Bank of America NA	1/7/2026	16,456,766	CHF	20,774,994	USD	—	(542)
Bank of America NA	1/7/2026	10,361,454,354	JPY	66,110,850	USD	—	(823)
Bank of America NA	1/7/2026	101,393,703	SEK	10,999,942	USD	—	(213)
Bank of America NA	2/4/2026	7,224,412	USD	10,831,868	AUD	—	(105)
Bank of America NA	2/4/2026	16,337,008	USD	12,902,528	CHF	—	(212)
Bank of America NA	2/4/2026	1,344,664	USD	8,536,649	DKK	—	(52)
See Notes to Financial Statements.

16    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	2/4/2026	39,216,100	USD	33,343,565	EUR	$107	$—
Bank of America NA	2/4/2026	9,119,262	USD	6,780,075	GBP	79	—
Bank of America NA	2/4/2026	1,611,390	USD	5,136,033	ILS	—	(134)
Bank of America NA	2/4/2026	49,760,759	USD	7,779,845,865	JPY	—	(1,150)
Bank of America NA	2/4/2026	4,365,357	USD	44,031,392	NOK	—	(400)
Bank of America NA	2/4/2026	6,783,062	USD	62,434,748	SEK	—	(289)
Bank of America NA	2/4/2026	2,646,462	USD	3,397,232	SGD	—	(548)
Barclays Bank PLC	1/6/2026	10,834,818	USD	16,517,422	AUD	—	(179,915)
Barclays Bank PLC	1/6/2026	1,991,771	USD	12,789,233	DKK	—	(19,363)
Barclays Bank PLC	1/6/2026	58,266,386	USD	50,109,984	EUR	—	(588,087)
Barclays Bank PLC	1/6/2026	18,245,389	USD	13,769,762	GBP	—	(275,613)
Barclays Bank PLC	1/6/2026	1,111,811	USD	3,618,314	ILS	—	(23,449)
Barclays Bank PLC	1/6/2026	3,552,140	USD	35,925,637	NOK	—	(9,540)
Barclays Bank PLC	1/6/2026	1,989,544	USD	2,570,005	SGD	—	(9,046)
Barclays Bank PLC	1/7/2026	16,061,734	USD	12,841,485	CHF	—	(148,912)
Barclays Bank PLC	1/7/2026	51,112,165	USD	7,946,643,408	JPY	409,552	—
Barclays Bank PLC	1/7/2026	8,504,365	USD	80,037,505	SEK	—	(178,530)
Deutsche Bank AG	1/6/2026	21,015,075	AUD	14,014,260	USD	—	(243)
Deutsche Bank AG	1/6/2026	16,382,788	DKK	2,576,252	USD	—	(24)
Deutsche Bank AG	1/6/2026	64,166,255	EUR	75,364,453	USD	—	(807)
Deutsche Bank AG	1/6/2026	17,545,228	GBP	23,599,437	USD	—	(248)
Deutsche Bank AG	1/6/2026	4,583,517	ILS	1,438,069	USD	27	—
Deutsche Bank AG	1/6/2026	46,342,266	NOK	4,594,503	USD	—	(115)
Deutsche Bank AG	1/6/2026	3,309,063	SGD	2,573,370	USD	—	(45)
Deutsche Bank AG	1/6/2026	10,834,820	USD	16,517,325	AUD	—	(179,848)
Deutsche Bank AG	1/6/2026	1,991,774	USD	12,790,049	DKK	—	(19,488)
Deutsche Bank AG	1/6/2026	58,266,388	USD	50,110,442	EUR	—	(588,623)
Deutsche Bank AG	1/6/2026	18,245,392	USD	13,769,687	GBP	—	(275,510)
Deutsche Bank AG	1/6/2026	1,111,811	USD	3,618,537	ILS	—	(23,519)
Deutsche Bank AG	1/6/2026	3,552,140	USD	35,925,282	NOK	—	(9,505)
Deutsche Bank AG	1/6/2026	1,989,545	USD	2,570,220	SGD	—	(9,211)
Deutsche Bank AG	1/7/2026	16,456,953	CHF	20,774,994	USD	—	(306)
Deutsche Bank AG	1/7/2026	10,361,498,450	JPY	66,110,850	USD	—	(542)
Deutsche Bank AG	1/7/2026	101,395,353	SEK	10,999,942	USD	—	(34)
Deutsche Bank AG	1/7/2026	16,061,735	USD	12,841,325	CHF	—	(148,709)
Deutsche Bank AG	1/7/2026	51,112,166	USD	7,946,667,126	JPY	409,402	—
Deutsche Bank AG	1/7/2026	8,504,366	USD	80,042,617	SEK	—	(179,083)
Deutsche Bank AG	2/4/2026	7,224,412	USD	10,831,673	AUD	25	—
Deutsche Bank AG	2/4/2026	16,337,008	USD	12,902,381	CHF	—	(26)
Deutsche Bank AG	2/4/2026	1,344,664	USD	8,536,305	DKK	2	—
Deutsche Bank AG	2/4/2026	39,216,100	USD	33,343,380	EUR	324	—
Deutsche Bank AG	2/4/2026	9,119,262	USD	6,780,075	GBP	79	—
Deutsche Bank AG	2/4/2026	1,611,390	USD	5,136,583	ILS	—	(307)
Deutsche Bank AG	2/4/2026	49,760,759	USD	7,779,903,936	JPY	—	(1,522)
Deutsche Bank AG	2/4/2026	4,365,357	USD	44,026,847	NOK	50	—
Deutsche Bank AG	2/4/2026	6,783,062	USD	62,432,714	SEK	—	(68)
Deutsche Bank AG	2/4/2026	2,646,462	USD	3,396,647	SGD	—	(92)
Goldman Sachs	1/6/2026	369,470	AUD	248,134	USD	—	(1,751)
Goldman Sachs	1/6/2026	289,178	DKK	45,615	USD	—	(141)
Goldman Sachs	1/6/2026	1,132,528	EUR	1,334,389	USD	—	(4,228)
Goldman Sachs	1/6/2026	309,347	GBP	417,848	USD	—	(1,761)

See Notes to Financial Statements.

WisdomTree Trust    17

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/6/2026	81,291	ILS	25,462	USD	$43	$—
Goldman Sachs	1/6/2026	813,514	NOK	81,349	USD	—	(697)
Goldman Sachs	1/6/2026	58,448	SGD	45,564	USD	—	(112)
Goldman Sachs	1/6/2026	448,647	USD	678,505	AUD	—	(3,818)
Goldman Sachs	1/6/2026	82,475	USD	523,639	DKK	132	—
Goldman Sachs	1/6/2026	2,412,687	USD	2,050,595	EUR	4,251	—
Goldman Sachs	1/6/2026	755,503	USD	563,852	GBP	—	(2,906)
Goldman Sachs	1/6/2026	46,038	USD	148,693	ILS	—	(615)
Goldman Sachs	1/6/2026	147,086	USD	1,500,572	NOK	—	(1,681)
Goldman Sachs	1/6/2026	82,383	USD	106,193	SGD	—	(199)
Goldman Sachs	1/7/2026	289,891	CHF	367,838	USD	—	(1,890)
Goldman Sachs	1/7/2026	182,944,205	JPY	1,170,547	USD	—	(3,293)
Goldman Sachs	1/7/2026	1,782,390	SEK	194,763	USD	—	(1,400)
Goldman Sachs	1/7/2026	665,082	USD	527,248	CHF	—	(498)
Goldman Sachs	1/7/2026	2,116,446	USD	328,313,474	JPY	21,681	—
Goldman Sachs	1/7/2026	352,148	USD	3,267,015	SEK	—	(2,275)
JPMorgan Chase Bank NA	1/6/2026	448,647	USD	677,916	AUD	—	(3,425)
JPMorgan Chase Bank NA	1/6/2026	82,475	USD	528,960	DKK	—	(705)
JPMorgan Chase Bank NA	1/6/2026	2,412,687	USD	2,072,432	EUR	—	(21,397)
JPMorgan Chase Bank NA	1/6/2026	755,503	USD	567,556	GBP	—	(7,888)
JPMorgan Chase Bank NA	1/6/2026	46,038	USD	148,435	ILS	—	(534)
JPMorgan Chase Bank NA	1/6/2026	147,086	USD	1,492,257	NOK	—	(857)
JPMorgan Chase Bank NA	1/6/2026	82,383	USD	106,764	SGD	—	(643)
JPMorgan Chase Bank NA	1/7/2026	665,082	USD	535,528	CHF	—	(10,949)
JPMorgan Chase Bank NA	1/7/2026	2,116,446	USD	328,915,137	JPY	17,842	—
JPMorgan Chase Bank NA	1/7/2026	352,148	USD	3,312,628	SEK	—	(7,224)
Morgan Stanley & Co. International	1/6/2026	21,015,107	AUD	14,014,260	USD	—	(222)
Morgan Stanley & Co. International	1/6/2026	16,382,737	DKK	2,576,252	USD	—	(32)
Morgan Stanley & Co. International	1/6/2026	64,166,282	EUR	75,364,453	USD	—	(775)
Morgan Stanley & Co. International	1/6/2026	17,545,228	GBP	23,599,437	USD	—	(248)
Morgan Stanley & Co. International	1/6/2026	4,583,526	ILS	1,438,069	USD	30	—
Morgan Stanley & Co. International	1/6/2026	46,342,831	NOK	4,594,503	USD	—	(59)
Morgan Stanley & Co. International	1/6/2026	3,309,063	SGD	2,573,370	USD	—	(45)
Morgan Stanley & Co. International	1/7/2026	16,456,995	CHF	20,774,994	USD	—	(253)
Morgan Stanley & Co. International	1/7/2026	101,395,067	SEK	10,999,942	USD	—	(65)
Morgan Stanley & Co. International	2/4/2026	7,224,412	USD	10,831,998	AUD	—	(191)
Morgan Stanley & Co. International	2/4/2026	16,337,008	USD	12,902,691	CHF	—	(419)
Morgan Stanley & Co. International	2/4/2026	1,344,664	USD	8,536,513	DKK	—	(31)
Morgan Stanley & Co. International	2/4/2026	39,216,100	USD	33,343,650	EUR	7	—
Morgan Stanley & Co. International	2/4/2026	9,119,262	USD	6,780,078	GBP	75	—
Morgan Stanley & Co. International	2/4/2026	1,611,390	USD	5,136,367	ILS	—	(239)
Morgan Stanley & Co. International	2/4/2026	4,365,357	USD	44,031,204	NOK	—	(382)
Morgan Stanley & Co. International	2/4/2026	6,783,062	USD	62,435,773	SEK	—	(401)
Morgan Stanley & Co. International	2/4/2026	2,646,462	USD	3,396,594	SGD	—	(51)
Royal Bank of Canada	1/6/2026	21,014,818	AUD	14,014,257	USD	—	(411)
Royal Bank of Canada	1/6/2026	16,382,459	DKK	2,576,252	USD	—	(76)
Royal Bank of Canada	1/6/2026	64,166,063	EUR	75,364,453	USD	—	(1,032)
Royal Bank of Canada	1/6/2026	17,545,215	GBP	23,599,437	USD	—	(266)
Royal Bank of Canada	1/6/2026	4,582,748	ILS	1,438,066	USD	—	(211)
Royal Bank of Canada	1/6/2026	46,340,891	NOK	4,594,501	USD	—	(249)
Royal Bank of Canada	1/6/2026	3,309,013	SGD	2,573,369	USD	—	(83)

See Notes to Financial Statements.

18    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	1/6/2026	10,834,820	USD	16,517,149	AUD	$—	$(179,730)
Royal Bank of Canada	1/6/2026	1,991,774	USD	12,788,918	DKK	—	(19,310)
Royal Bank of Canada	1/6/2026	58,266,388	USD	50,109,899	EUR	—	(587,986)
Royal Bank of Canada	1/6/2026	18,245,392	USD	13,769,733	GBP	—	(275,571)
Royal Bank of Canada	1/6/2026	1,111,811	USD	3,618,450	ILS	—	(23,491)
Royal Bank of Canada	1/6/2026	3,552,140	USD	35,924,962	NOK	—	(9,473)
Royal Bank of Canada	1/6/2026	1,989,545	USD	2,569,997	SGD	—	(9,038)
Royal Bank of Canada	1/7/2026	16,456,953	CHF	20,774,994	USD	—	(306)
Royal Bank of Canada	1/7/2026	10,361,450,850	JPY	66,110,850	USD	—	(846)
Royal Bank of Canada	1/7/2026	101,392,757	SEK	10,999,942	USD	—	(315)
Royal Bank of Canada	1/7/2026	16,061,735	USD	12,841,229	CHF	—	(148,588)
Royal Bank of Canada	1/7/2026	51,112,166	USD	7,946,697,793	JPY	409,206	—
Royal Bank of Canada	1/7/2026	8,504,366	USD	80,035,575	SEK	—	(178,320)
Royal Bank of Canada	2/4/2026	7,224,412	USD	10,831,852	AUD	—	(94)
Royal Bank of Canada	2/4/2026	16,337,007	USD	12,902,690	CHF	—	(419)
Royal Bank of Canada	2/4/2026	1,344,662	USD	8,536,560	DKK	—	(40)
Royal Bank of Canada	2/4/2026	39,216,099	USD	33,343,535	EUR	140	—
Royal Bank of Canada	2/4/2026	9,119,259	USD	6,780,063	GBP	92	—
Royal Bank of Canada	2/4/2026	1,611,390	USD	5,135,732	ILS	—	(40)
Royal Bank of Canada	2/4/2026	49,760,759	USD	7,779,853,180	JPY	—	(1,197)
Royal Bank of Canada	2/4/2026	4,365,354	USD	44,030,026	NOK	—	(268)
Royal Bank of Canada	2/4/2026	6,783,059	USD	62,433,798	SEK	—	(189)
Royal Bank of Canada	2/4/2026	2,646,460	USD	3,396,594	SGD	—	(53)
Standard Chartered Bank	1/6/2026	10,834,820	USD	16,517,174	AUD	—	(179,747)
Standard Chartered Bank	1/6/2026	1,991,774	USD	12,789,181	DKK	—	(19,351)
Standard Chartered Bank	1/6/2026	58,266,388	USD	50,109,943	EUR	—	(588,036)
Standard Chartered Bank	1/6/2026	18,245,392	USD	13,769,868	GBP	—	(275,753)
Standard Chartered Bank	1/6/2026	1,111,811	USD	3,618,611	ILS	—	(23,542)
Standard Chartered Bank	1/6/2026	3,552,140	USD	35,925,989	NOK	—	(9,575)
Standard Chartered Bank	1/6/2026	1,989,545	USD	2,569,995	SGD	—	(9,036)
Standard Chartered Bank	1/7/2026	16,061,735	USD	12,841,132	CHF	—	(148,466)
Standard Chartered Bank	1/7/2026	51,112,166	USD	7,946,638,452	JPY	409,585	—
Standard Chartered Bank	1/7/2026	8,504,366	USD	80,038,841	SEK	—	(178,674)
UBS Group AG	1/6/2026	10,834,820	USD	16,516,897	AUD	—	(179,562)
UBS Group AG	1/6/2026	785,132	USD	1,196,880	AUD	—	(13,014)
UBS Group AG	1/6/2026	448,647	USD	682,893	AUD	—	(6,744)
UBS Group AG	1/6/2026	1,991,774	USD	12,789,025	DKK	—	(19,327)
UBS Group AG	1/6/2026	144,331	USD	926,752	DKK	—	(1,403)
UBS Group AG	1/6/2026	82,475	USD	529,603	DKK	—	(806)
UBS Group AG	1/6/2026	58,266,388	USD	50,112,485	EUR	—	(591,023)
UBS Group AG	1/6/2026	4,222,202	USD	3,631,168	EUR	—	(42,626)
UBS Group AG	1/6/2026	2,412,687	USD	2,075,028	EUR	—	(24,446)
UBS Group AG	1/6/2026	18,245,392	USD	13,769,629	GBP	—	(275,432)
UBS Group AG	1/6/2026	1,322,130	USD	997,838	GBP	—	(20,010)
UBS Group AG	1/6/2026	755,503	USD	572,264	GBP	—	(14,221)
UBS Group AG	1/6/2026	1,111,811	USD	3,618,453	ILS	—	(23,492)
UBS Group AG	1/6/2026	80,566	USD	262,207	ILS	—	(1,703)
UBS Group AG	1/6/2026	46,038	USD	149,718	ILS	—	(936)
UBS Group AG	1/6/2026	3,552,140	USD	35,925,282	NOK	—	(9,505)
UBS Group AG	1/6/2026	257,401	USD	2,603,428	NOK	—	(704)
UBS Group AG	1/6/2026	147,086	USD	1,490,154	NOK	—	(648)
See Notes to Financial Statements.

WisdomTree Trust    19

Schedule of Investments (unaudited) (concluded) WisdomTree Dynamic International Equity Fund (DDWM) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS Group AG	1/6/2026	1,989,545	USD	2,569,881	SGD	$—	$(8,948)
UBS Group AG	1/6/2026	144,170	USD	186,232	SGD	—	(655)
UBS Group AG	1/6/2026	82,383	USD	106,633	SGD	—	(541)
UBS Group AG	1/7/2026	10,361,328,743	JPY	66,110,850	USD	—	(1,625)
UBS Group AG	1/7/2026	16,061,735	USD	12,841,084	CHF	—	(148,405)
UBS Group AG	1/7/2026	1,163,894	USD	930,520	CHF	—	(10,763)
UBS Group AG	1/7/2026	665,082	USD	532,957	CHF	—	(7,705)
UBS Group AG	1/7/2026	51,112,166	USD	7,947,021,794	JPY	407,139	—
UBS Group AG	1/7/2026	3,703,780	USD	575,856,306	JPY	29,597	—
UBS Group AG	1/7/2026	2,116,446	USD	328,807,029	JPY	18,532	—
UBS Group AG	1/7/2026	8,504,366	USD	80,037,514	SEK	—	(178,530)
UBS Group AG	1/7/2026	616,258	USD	5,799,941	SEK	—	(12,951)
UBS Group AG	1/7/2026	352,148	USD	3,317,899	SEK	—	(7,795)
UBS Group AG	2/4/2026	49,760,759	USD	7,779,751,320	JPY	—	(545)
						$2,138,048	$(7,434,736)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$75,762,010	$—	$153,579	*	$75,915,589
Other	1,016,509,865	—	—		1,016,509,865
Mutual Fund	—	328,646	—		328,646
Investment of Cash Collateral for Securities Loaned	—	6,739,020	—		6,739,020
Total Investments in Securities	$1,092,271,875	$7,067,666	$153,579		$1,099,493,120
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,138,048	$—		$2,138,048
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(7,434,736)	$—		$(7,434,736)
Total – Net	$1,092,271,875	$1,770,978	$153,579		$1,094,196,432

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

20    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 9.9%
Abacus Group	563,714	$454,854
Accent Group Ltd.	402,054	253,364
Acrow Ltd.	305,635	209,927
Adairs Ltd.	136,700	160,894
Amotiv Ltd.	69,960	418,476
AMP Ltd.	454,421	551,516
Ansell Ltd.	29,069	678,657
ARB Corp. Ltd.	17,890	375,197
Aspen Group Ltd.	72,642	280,475
AUB Group Ltd.	28,604	587,497
Aussie Broadband Ltd.	60,679	203,937
Austin Engineering Ltd.	983,826	157,455
Australian Clinical Labs Ltd.(a)	159,019	291,615
Australian Ethical Investment Ltd.	62,570	210,710
Autosports Group Ltd.	99,633	259,117
Beach Energy Ltd.	1,566,997	1,227,818
Beacon Lighting Group Ltd.	91,290	164,976
Bega Cheese Ltd.	84,239	340,419
Bisalloy Steel Group Ltd.	74,055	244,449
Bravura Solutions Ltd.	124,223	212,894
Breville Group Ltd.	22,368	439,577
Cash Converters International Ltd.	957,812	210,776
Cedar Woods Properties Ltd.	62,193	355,012
Centuria Capital Group	380,212	512,159
Civmec Australia Ltd.	278,492	271,140
Cobram Estate Olives Ltd.	94,526	254,660
Collins Foods Ltd.	44,718	309,235
Corporate Travel Management Ltd.*	38,685	369,938
Cromwell Property Group	1,643,584	504,171
Dalrymple Bay Infrastructure Ltd.	238,734	797,591
Data#3 Ltd.	69,650	418,479
Dicker Data Ltd.	85,770	588,544
Duratec Ltd.	135,491	173,928
Elders Ltd.	91,254	416,841
EQT Holdings Ltd.	19,392	308,417
EVT Ltd.	48,392	405,314
Fiducian Group Ltd.	31,239	249,564
Fleetwood Ltd.	138,378	245,458
G8 Education Ltd.	640,477	294,700
GR Engineering Services Ltd.	165,258	490,400
GrainCorp Ltd., Class A	103,290	494,551
GWA Group Ltd.	231,365	391,886
Hansen Technologies Ltd.	58,186	204,871
Helia Group Ltd.	155,294	569,568
Iluka Resources Ltd.	63,761	246,185
Imdex Ltd.	96,530	221,436
Ingenia Communities Group	97,425	335,884
Inghams Group Ltd.	272,261	452,077
Integral Diagnostics Ltd.	143,437	242,953
Investments	Shares	Value
IPD Group Ltd.	91,800	$269,354
IRESS Ltd.	57,560	325,879
IVE Group Ltd.	216,463	434,488
Jumbo Interactive Ltd.	51,545	395,631
Jupiter Mines Ltd.	1,598,559	293,150
Kelsian Group Ltd.	109,835	311,285
Kogan.com Ltd.	103,199	252,563
Lovisa Holdings Ltd.	31,142	608,682
Lycopodium Ltd.	28,152	259,070
Maas Group Holdings Ltd.	61,531	223,214
Macmahon Holdings Ltd.	1,225,066	543,262
Mader Group Ltd.	43,660	221,854
Magellan Financial Group Ltd.	88,325	587,817
McMillan Shakespeare Ltd.	55,178	627,362
Metcash Ltd.	422,798	930,411
Monadelphous Group Ltd.	42,133	744,835
MotorCycle Holdings Ltd.	104,550	216,129
MyState Ltd.	105,793	323,110
nib holdings Ltd.	162,107	741,573
Nick Scali Ltd.	28,552	448,770
Nine Entertainment Co. Holdings Ltd.	856,583	634,046
NRW Holdings Ltd.	155,859	535,263
Objective Corp. Ltd.	23,348	257,054
oOh!media Ltd.	288,803	250,365
Orora Ltd.	567,316	836,075
Perenti Ltd.	321,869	598,841
Perpetual Ltd.	56,502	703,078
Peter Warren Automotive Holdings Ltd.	169,171	209,266
Pinnacle Investment Management Group Ltd.	67,259	769,206
Praemium Ltd.	377,888	200,336
Premier Investments Ltd.	42,896	394,466
Propel Funeral Partners Ltd.	48,466	159,012
Redox Ltd.	233,410	473,174
Regal Partners Ltd.	191,808	410,582
Regis Healthcare Ltd.	85,035	394,104
Regis Resources Ltd.	81,334	409,494
Ricegrowers Ltd.(b)	36,578	405,152
Ridley Corp. Ltd.	180,324	318,660
Servcorp Ltd.	69,226	313,911
Service Stream Ltd.	267,121	399,010
Shape Australia Pty Ltd.	75,373	307,606
Shaver Shop Group Ltd.	171,723	169,480
SmartGroup Corp. Ltd.	85,426	520,672
Southern Cross Electrical Engineering Ltd.	182,388	304,063
SRG Global Ltd.	330,537	661,256
Super Retail Group Ltd.	78,366	837,701
Supply Network Ltd.	12,078	261,440
Tabcorp Holdings Ltd.	655,088	432,477
Tasmea Ltd.	109,716	308,021
Universal Store Holdings Ltd.	54,971	293,259
Ventia Services Group Pty. Ltd.	397,681	1,577,901

See Notes to Financial Statements.

WisdomTree Trust    21

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Vulcan Steel Ltd.	47,434	$219,522
Waypoint REIT Ltd.	467,367	794,742
Westgold Resources Ltd.	89,054	382,444
Total Australia		42,559,680
Austria – 0.6%
CA Immobilien Anlagen AG(b)	37,494	991,665
Kontron AG(b)	16,163	432,804
Palfinger AG	10,557	413,496
Porr AG	12,070	455,746
SBO AG(b)	11,432	365,867
Total Austria		2,659,578
Belgium – 1.8%
Barco NV	36,906	513,196
Bekaert SA	22,698	1,010,326
Deceuninck NV	84,855	225,725
EVS Broadcast Equipment SA	5,680	245,822
Fagron	17,058	426,720
Ion Beam Applications	13,158	199,658
Kinepolis Group NV(b)	7,871	277,323
Montea NV	10,502	902,855
Proximus SADP	214,654	1,783,611
Retail Estates NV	9,997	749,075
Tessenderlo Group SA	17,961	552,671
VGP NV	7,686	889,142
Total Belgium		7,776,124
Brazil – 0.1%
Pluxee NV	33,697	530,707
China – 0.4%
Health & Happiness H&H International Holdings Ltd.	164,500	277,284
KLN Logistics Group Ltd.	608,500	554,283
Morimatsu International Holdings Co. Ltd.	288,000	341,153
VSTECS Holdings Ltd.	384,000	384,814
Total China		1,557,534
Denmark – 0.5%
Cementir Holding NV	29,832	657,980
Chemometec AS	2,834	306,367
D/S Norden AS	11,608	459,969
Matas AS	10,373	203,885
Per Aarsleff Holding AS	3,975	546,284
Total Denmark		2,174,485
Finland – 1.5%
Aktia Bank OYJ	35,615	518,668
F-Secure OYJ	123,324	280,117
Harvia OYJ(a)	6,619	333,491
Kalmar OYJ, Class B	20,177	960,672
Marimekko OYJ	19,141	290,893
Nokian Renkaat OYJ(b)	49,160	546,471
Oma Saastopankki OYJ(b)	17,637	252,708
Investments	Shares	Value
Outokumpu OYJ	235,167	$1,237,340
Pihlajalinna OYJ	11,331	194,293
Puuilo OYJ	40,931	609,546
Raisio OYJ, Class V	98,940	306,187
Sanoma OYJ	23,003	256,651
Talenom OYJ	43,506	154,564
Terveystalo OYJ(c)	54,665	627,889
Total Finland		6,569,490
France – 3.4%
ABC arbitrage	46,118	292,482
Bonduelle SCA	18,987	234,143
Catana Group(b)	41,505	143,312
Cie des Alpes	25,612	762,529
Derichebourg SA	49,605	395,867
Etablissements Maurel & Prom SA	119,949	778,330
Exosens SAS	3,286	186,980
GL Events SACA	13,139	460,618
Interparfums SA	29,941	886,842
IPSOS SA	19,615	789,242
Kaufman & Broad SA	15,957	560,347
Lectra	9,902	296,550
LISI SA	6,426	400,747
Louis Hachette Group	105,775	194,168
Mersen SA	12,294	344,363
Opmobility	83,685	1,569,594
Planisware SA	14,499	401,869
Pullup Entertainment(b)	9,688	178,181
Quadient SA	21,718	369,337
Societe BIC SA	20,079	1,214,462
Television Francaise 1 SA	116,324	1,138,018
Valeo SE	89,086	1,217,336
Vicat SACA	18,846	1,682,161
Total France		14,497,478
Germany – 2.6%
AIXTRON SE	19,357	393,409
AlzChem Group AG	1,894	344,783
Borussia Dortmund GmbH & Co. KGaA	50,383	195,269
Cancom SE	13,465	421,442
Dermapharm Holding SE(b)	13,646	630,645
Deutz AG	34,743	346,833
Eckert & Ziegler SE	11,807	211,606
Elmos Semiconductor SE	4,178	475,965
Friedrich Vorwerk Group SE	1,984	190,137
Indus Holding AG	14,031	464,700
MLP SE(b)	53,721	436,601
Mutares SE & Co. KGaA(b)	14,127	497,744
Nagarro SE	4,632	414,804
PNE AG(b)	10,439	123,827
ProCredit Holding AG	38,745	384,054
ProSiebenSat.1 Media SE	34,677	198,175

See Notes to Financial Statements.

22    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
SAF-Holland SE	27,732	$498,319
Salzgitter AG	6,352	299,449
Sirius Real Estate Ltd.	707,311	916,168
Softwareone Holding AG(b)	72,899	832,737
Stroeer SE & Co. KGaA(b)	26,075	1,133,081
SUSS MicroTec SE(b)	4,703	216,187
TAG Immobilien AG	43,421	674,675
Vossloh AG(b)	3,708	332,712
Wacker Neuson SE(b)	22,080	636,627
Total Germany		11,269,949
Hong Kong – 3.2%
Cafe de Coral Holdings Ltd.(b)	440,000	278,127
Crystal International Group Ltd.(c)	1,237,500	1,065,234
Dah Sing Banking Group Ltd.	1,167,600	1,600,603
Dah Sing Financial Holdings Ltd.	267,600	1,215,691
Dream International Ltd.	524,000	552,713
Hang Lung Group Ltd.	662,000	1,296,188
Hutchison Telecommunications Hong Kong Holdings Ltd.(b)	3,026,000	450,974
Hysan Development Co. Ltd.	572,000	1,388,938
Luk Fook Holdings International Ltd.	237,000	715,552
Man Wah Holdings Ltd.	2,014,400	1,182,734
Nissin Foods Co. Ltd.(b)	298,000	281,403
Pacific Basin Shipping Ltd.	1,463,000	437,951
SmarTone Telecommunications Holdings Ltd.	689,000	416,047
SUNeVision Holdings Ltd.	489,000	288,996
Swire Pacific Ltd., Class B	800,000	1,192,266
Vitasoy International Holdings Ltd.	242,000	194,632
VTech Holdings Ltd.	164,700	1,298,175
Total Hong Kong		13,856,224
Indonesia – 0.5%
Bumitama Agri Ltd.	916,800	962,426
First Resources Ltd.	837,627	1,361,307
Total Indonesia		2,323,733
Ireland – 0.6%
C&C Group PLC	174,334	316,559
Cairn Homes PLC	259,842	634,757
COSMO Pharmaceuticals NV(b)	5,147	683,451
Greencore Group PLC	70,833	241,996
Origin Enterprises PLC	62,794	301,631
Uniphar PLC	48,702	201,337
Total Ireland		2,379,731
Israel – 6.4%
Ackerstein Group Ltd.(b)	75,607	210,967
Altshuler Shaham Finance Ltd.	126,150	290,924
Aryt Industries Ltd.	15,050	215,614
Ashdod Refinery Ltd.^†	1	16
Ashot-Ashkelon Industries Ltd.	8,569	218,991
Ashtrom Group Ltd.	10,573	232,718
Atreyu Capital Markets Ltd.(b)	11,568	312,148
AudioCodes Ltd.	22,854	198,344
Investments	Shares	Value
Aura Investments Ltd.	32,035	$204,648
Automatic Bank Services Ltd.	32,727	206,090
Ayalon Holdings Ltd.	22,295	607,899
Azorim-Investment Development & Construction Co. Ltd.	30,668	178,306
Carasso Real Estate Ltd.(b)	21,937	258,734
Danya Cebus Ltd.(b)	10,540	469,606
Delek Group Ltd.^	0	91
Delta Galil Ltd.	6,406	349,535
Delta Israel Brands Ltd.	8,877	333,678
Elco Ltd.	3,621	208,369
Electra Consumer Products 1970 Ltd.	5,994	203,492
Energean PLC	144,424	1,721,121
Energix-Renewable Energies Ltd.(b)	124,729	629,300
FIBI Holdings Ltd.	20,239	1,689,811
G City Ltd.	86,364	216,784
Gav-Yam Lands Corp. Ltd.(b)	61,679	745,853
Hilan Ltd.	4,124	341,478
IDI Insurance Co. Ltd.(b)	9,847	746,767
Inrom Construction Industries Ltd.	34,171	235,876
Israel Canada TR Ltd.	40,812	211,289
Isramco Negev 2 LP	706,328	544,079
Land Development Nimrodi Group Ltd.	21,634	282,380
Lapidoth Capital Ltd.	18,581	563,476
Libra Insurance Co. Ltd.	37,193	221,844
Magic Software Enterprises Ltd.	18,784	489,182
Matrix IT Ltd.	17,085	748,350
Max Stock Ltd.	46,573	373,215
Maytronics Ltd.^†	1	1
Mediterranean Towers Ltd.	85,875	375,607
Mega Or Holdings Ltd.	7,455	631,562
Meitav Investment House Ltd.	14,541	527,420
Meitav Trade Investments Ltd.	30,804	205,192
Mivne Real Estate KD Ltd.	100,836	493,249
More Provident Funds & Pension Ltd.(b)	65,590	306,640
Neto Malinda Trading Ltd.	13,454	635,742
One Software Technologies Ltd.	21,477	593,075
Orbit Technologies Ltd.†	21,220	275,245
Orion Retail Properties Ltd.^†	1	1
Palram Industries 1990 Ltd.	23,022	390,069
Partner Communications Co. Ltd.	64,433	778,145
Paz Retail & Energy Ltd.^	1	193
PCB Technologies Ltd.	68,456	284,598
Plus500 Ltd.	44,144	2,155,344
Prashkovsky Investments & Construction Ltd.†	4,033	198,290
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,445	711,213
Ratio Energies Finance LP	438,642	657,048
Retailors Ltd.	17,382	231,734
Shufersal Ltd.	98,860	1,233,307
Sisram Medical Ltd.(c)	350,800	189,743
Tamar Petroleum Ltd.(c)	24,089	286,232
See Notes to Financial Statements.

WisdomTree Trust    23

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Tel Aviv Stock Exchange Ltd.	10,162	$302,587
Tiv Taam Holdings 1 Ltd.	66,988	231,413
Wesure Global Tech Ltd.	65,656	274,605
YD More Investments Ltd.	35,022	620,860
YH Dimri Construction & Development Ltd.(b)	2,839	333,775
Total Israel		27,383,865
Italy – 2.8%
Alerion Cleanpower SpA	24,474	530,030
Arnoldo Mondadori Editore SpA	173,525	431,030
Ascopiave SpA	100,890	391,018
Banco di Desio e della Brianza SpA	69,107	766,988
BasicNet SpA(b)	25,233	221,669
Carel Industries SpA(c)	11,949	344,523
Datalogic SpA	35,861	194,580
Digital Value SpA(b)	5,504	184,552
El.En. SpA(b)	20,557	336,073
Enav SpA(c)	266,729	1,476,708
Equita Group SpA	51,342	378,072
Esprinet SpA	46,546	337,836
Ferretti SpA	117,338	423,621
Fiera Milano SpA	46,581	428,356
Fila SpA(b)	24,208	277,488
FNM SpA	379,537	209,947
Garofalo Health Care SpA	30,053	197,303
Gas Plus SpA	33,224	262,994
GPI SpA(b)	15,236	285,587
Immobiliare Grande Distribuzione SIIQ SpA	62,575	255,015
IMMSI SpA	358,762	231,742
Industrie De Nora SpA	18,884	161,680
Moltiply Group SpA	3,371	137,380
Orsero SpA	12,531	272,854
OVS SpA(c)	80,781	460,894
RAI Way SpA(c)	193,065	1,267,506
Revo Insurance SpA(b)	7,584	170,659
Sanlorenzo SpA(b)	10,072	358,421
Sesa SpA(b)	2,638	278,218
Sogefi SpA	120,075	477,360
Tinexta SpA	15,105	265,924
Wiit SpA(b)	7,906	188,025
Total Italy		12,204,053
Japan – 26.3%
ADEKA Corp.	35,500	877,846
Ai Holdings Corp.	13,000	234,547
Aica Kogyo Co. Ltd.	23,700	531,925
Aichi Financial Group, Inc.	5,100	149,670
Aichi Steel Corp.	10,100	188,217
Aisan Industry Co. Ltd.	11,500	163,977
Alfresa Holdings Corp.	36,000	558,334
Alps Alpine Co. Ltd.	42,700	543,063
Amano Corp.	21,100	566,992
Investments	Shares	Value
and ST HD Co. Ltd.	9,800	$179,751
Anritsu Corp.	26,100	373,737
Anycolor, Inc.	4,600	142,333
AOKI Holdings, Inc.	40,800	471,395
Aoyama Trading Co. Ltd.	19,400	313,875
Aozora Bank Ltd.	32,900	526,627
Arcs Co. Ltd.	8,100	174,924
ARE Holdings, Inc.	13,200	269,061
Ariake Japan Co. Ltd.	3,100	104,622
Artience Co. Ltd.	9,728	213,495
As One Corp.	8,600	131,898
Asahi Kogyosha Co. Ltd.	6,100	134,652
Asanuma Corp.	34,100	222,337
Autobacs Seven Co. Ltd.	17,000	178,845
Awa Bank Ltd.	5,370	150,228
Bando Chemical Industries Ltd.	12,900	168,549
Bank of Nagoya Ltd.	11,600	322,294
Bic Camera, Inc.	27,500	295,097
Bunka Shutter Co. Ltd.	16,300	212,869
C Uyemura & Co. Ltd.	2,500	233,819
Calbee, Inc.	15,600	297,579
Casio Computer Co. Ltd.	59,800	484,519
Central Glass Co. Ltd.	7,700	171,198
Chori Co. Ltd.	9,100	237,740
Chugin Financial Group, Inc.	64,300	1,013,450
Chugoku Electric Power Co., Inc.	85,400	542,110
Chugoku Marine Paints Ltd.	14,800	416,868
Citizen Watch Co. Ltd.	71,200	579,611
CKD Corp.	7,600	148,368
Computer Engineering & Consulting Ltd.	6,100	95,035
Create Restaurants Holdings, Inc.	36,200	179,216
Create SD Holdings Co. Ltd.	7,200	153,421
Daicel Corp.	93,100	830,948
Dai-Dan Co. Ltd.	37,500	592,363
Daido Steel Co. Ltd.	43,200	440,833
Daiei Kankyo Co. Ltd.	6,800	168,541
Daihen Corp.	1,937	123,453
Daiichikosho Co. Ltd.	20,200	217,149
Daiki Aluminium Industry Co. Ltd.	10,100	77,710
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,400	90,127
Daio Paper Corp.	13,400	79,590
Daishi Hokuetsu Financial Group, Inc.	100,300	1,041,746
Daiwabo Holdings Co. Ltd.	16,700	328,257
DCM Holdings Co. Ltd.	22,600	234,298
Dentsu Soken, Inc.	19,800	345,864
Dexerials Corp.	27,500	461,155
DIC Corp.	16,000	372,886
Dip Corp.	10,641	150,167
DMG Mori Co. Ltd.	28,800	484,333
Dowa Holdings Co. Ltd.	9,800	464,663

See Notes to Financial Statements.

24    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
DTS Corp.	32,500	$254,825
Eagle Industry Co. Ltd.	10,100	184,029
EDION Corp.	15,000	202,782
Elecom Co. Ltd.	18,100	198,847
EM Systems Co. Ltd.	30,000	151,967
ES-Con Japan Ltd.	35,200	266,787
ESPEC Corp.	6,700	143,408
Exedy Corp.	29,030	1,039,002
EXEO Group, Inc.	62,200	1,031,343
Ezaki Glico Co. Ltd.	7,400	255,928
Ferrotec Corp.	10,600	340,158
First Bank of Toyama Ltd.	11,300	130,846
FP Corp.	9,400	157,721
France Bed Holdings Co. Ltd.	4,200	35,370
Fuji Co. Ltd.	6,100	83,087
Fuji Oil Co. Ltd.	5,900	137,426
Fuji Seal International, Inc.	14,100	282,009
Fujimi, Inc.	13,000	196,644
FULLCAST Holdings Co. Ltd.	3,100	32,989
Funai Soken Holdings, Inc.	21,400	156,461
Furuno Electric Co. Ltd.	3,800	193,461
Future Corp.	10,600	134,102
G-7 Holdings, Inc.	3,200	28,867
Galilei Co. Ltd.	6,500	157,581
Glory Ltd.	9,900	250,176
GMO Financial Holdings, Inc.(b)	50,600	282,142
Goldwin, Inc.	20,400	326,606
GS Yuasa Corp.	12,751	305,058
Gunze Ltd.	6,200	169,492
H2O Retailing Corp.	12,700	166,462
Hakuhodo DY Holdings, Inc.	69,900	520,197
Hakuto Co. Ltd.(b)	6,700	167,345
Hanwa Co. Ltd.	9,939	454,641
Happinet Corp.	6,800	127,762
Hazama Ando Corp.	87,500	1,055,616
Heiwa Real Estate Co. Ltd.	15,700	223,763
Heiwado Co. Ltd.	7,500	137,947
Hiday Hidaka Corp.	3,100	68,331
Hirogin Holdings, Inc.	80,700	814,234
Hogy Medical Co. Ltd.	1,500	63,926
Hokkaido Electric Power Co., Inc.	26,500	177,687
Hokuetsu Corp.	20,000	114,198
Hokuriku Electric Power Co.	20,200	125,779
Hokuto Corp.	3,100	40,029
House Foods Group, Inc.	8,600	157,932
HU Group Holdings, Inc.	10,300	222,237
Hyakugo Bank Ltd.	33,300	243,464
Hyakujushi Bank Ltd.	5,900	250,687
Ichibanya Co. Ltd.	18,500	107,640
Ichigo, Inc.	61,300	171,294
Ichiyoshi Securities Co. Ltd.	12,800	88,521
Investments	Shares	Value
Iino Kaiun Kaisha Ltd.	27,600	$249,685
Inaba Denki Sangyo Co. Ltd.	37,800	614,827
Inabata & Co. Ltd.	13,800	329,714
INFRONEER Holdings, Inc.	65,500	893,419
Ishihara Sangyo Kaisha Ltd.	17,800	311,382
Ito En Ltd.	6,200	121,631
Itochu Enex Co. Ltd.	36,200	438,340
Itoham Yonekyu Holdings, Inc.	9,680	345,836
IwaiCosmo Holdings, Inc.	10,000	208,619
Iwatani Corp.	45,400	477,186
Izumi Co. Ltd.	11,700	223,931
JAC Recruitment Co. Ltd.	36,600	248,678
Japan Airport Terminal Co. Ltd.	12,200	341,377
Japan Elevator Service Holdings Co. Ltd.	11,400	126,440
Japan Investment Adviser Co. Ltd.	11,900	154,724
Japan Securities Finance Co. Ltd.	16,700	215,642
Jeol Ltd.	4,600	147,645
JMDC, Inc.	4,100	104,236
Juroku Financial Group, Inc.	9,600	440,971
Justsystems Corp.	4,900	158,181
Kaga Electronics Co. Ltd.	12,000	296,660
Kamei Corp.	6,300	121,382
Kanamoto Co. Ltd.	3,300	82,424
Kaneka Corp.	12,100	339,274
Kanematsu Corp.	60,000	688,634
Kansai Paint Co. Ltd.	38,700	611,072
Kanto Denka Kogyo Co. Ltd.	10,100	71,202
Katitas Co. Ltd.	13,900	282,886
Kato Sangyo Co. Ltd.	5,048	206,435
Keihan Holdings Co. Ltd.	7,700	165,991
Keikyu Corp.	42,600	416,773
Keio Corp.	20,100	519,860
Keiyo Bank Ltd.	22,800	242,044
Ki-Star Real Estate Co. Ltd.	4,200	176,312
Kitz Corp.	22,300	247,406
Kiyo Bank Ltd.	29,300	609,385
Kokuyo Co. Ltd.	73,500	410,628
Konoike Transport Co. Ltd.	16,900	353,644
Kotobuki Spirits Co. Ltd.	12,300	143,838
K’s Holdings Corp.	30,100	310,803
Kumagai Gumi Co. Ltd.	34,000	335,130
Kurabo Industries Ltd.	5,863	317,192
Kureha Corp.	10,600	276,251
Kurimoto Ltd.	17,100	182,733
Kusuri no Aoki Holdings Co. Ltd.(b)	7,200	214,882
KYB Corp.(b)	15,400	438,681
Kyokuto Kaihatsu Kogyo Co. Ltd.	14,000	279,562
Kyokuyo Co. Ltd.	2,200	68,423
Kyorin Pharmaceutical Co. Ltd.	1,473	14,444
Kyushu Financial Group, Inc.	84,400	548,146
LA Holdings Co. Ltd.	3,100	165,734

See Notes to Financial Statements.

WisdomTree Trust    25

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Leopalace21 Corp.	34,400	$144,408
Life Corp.	23,100	376,686
Lintec Corp.	17,200	485,017
Lion Corp.	28,800	302,984
Mabuchi Motor Co. Ltd.	45,600	418,486
Macnica Holdings, Inc.	41,700	636,494
Maruha Nichiro Corp.	31,500	258,439
Maruzen Showa Unyu Co. Ltd.	4,300	224,951
Matsui Securities Co. Ltd.	82,800	451,651
Max Co. Ltd.	9,500	418,801
MCJ Co. Ltd.	20,500	210,827
Megmilk Snow Brand Co. Ltd.	10,100	208,450
Meidensha Corp.	8,900	316,265
MEITEC Group Holdings, Inc.	31,600	714,878
Mirait One Corp.	14,800	330,945
Miroku Jyoho Service Co. Ltd.	6,900	87,557
Mitsubishi Logistics Corp.	71,900	549,301
Mitsubishi Materials Corp.	26,400	618,125
Mitsuboshi Belting Ltd.	11,000	275,447
Mitsui E&S Co. Ltd.	5,800	205,735
Mitsui-Soko Holdings Co. Ltd.	6,200	147,499
Miura Co. Ltd.	16,600	321,844
Mizuho Medy Co. Ltd.	8,000	87,020
Mizuno Corp.	7,400	146,116
Monex Group, Inc.	47,800	222,921
Morinaga & Co. Ltd.	14,900	252,857
Morinaga Milk Industry Co. Ltd.	13,300	315,986
Morita Holdings Corp.	5,500	96,705
Musashino Bank Ltd.	7,800	241,845
Nabtesco Corp.	15,200	363,454
Nafco Co. Ltd.	1,900	26,946
Nagase & Co. Ltd.	20,000	485,374
Nagoya Railroad Co. Ltd.	19,600	210,324
Nankai Electric Railway Co. Ltd.	10,000	189,448
Nanto Bank Ltd.	7,400	281,374
Nichias Corp.	13,974	604,088
Nichiden Corp.	5,000	81,342
Nichirei Corp.	38,600	459,521
Nifco, Inc.	15,000	463,555
Nihon Kohden Corp.	13,100	140,657
Nihon M&A Center Holdings, Inc.	95,700	440,081
Nikkon Holdings Co. Ltd.(b)	14,600	317,252
Nippn Corp.	14,300	217,221
Nippon Carbon Co. Ltd.	600	16,900
Nippon Denko Co. Ltd.	65,400	149,371
Nippon Densetsu Kogyo Co. Ltd.	9,400	198,501
Nippon Electric Glass Co. Ltd.	17,600	691,110
Nippon Gas Co. Ltd.	39,800	754,256
Nippon Kanzai Holdings Co. Ltd.	8,100	143,867
Nippon Kayaku Co. Ltd.	44,800	480,597
Nippon Light Metal Holdings Co. Ltd.	10,000	162,685
Nippon Parking Development Co. Ltd.	44,600	73,980
Investments	Shares	Value
Nippon Shinyaku Co. Ltd.	14,300	$515,455
Nippon Shokubai Co. Ltd.	64,000	818,859
Nippon Signal Co. Ltd.	15,300	127,870
Nippon Soda Co. Ltd.	14,900	344,113
Nippon Yakin Kogyo Co. Ltd.	3,000	86,606
Nipro Corp.	16,700	157,363
Nishimatsu Construction Co. Ltd.	9,650	351,905
Nishi-Nippon Financial Holdings, Inc.	34,900	714,944
Nishi-Nippon Railroad Co. Ltd.	5,900	105,244
Nishio Holdings Co. Ltd.	3,400	102,708
Nissei ASB Machine Co. Ltd.	2,900	116,189
Nisshin Oillio Group Ltd.	6,700	224,409
Nisshinbo Holdings, Inc.	21,600	180,660
Nissui Corp.	53,600	391,198
Nitto Kogyo Corp.	17,300	454,174
Noevir Holdings Co. Ltd.	11,073	323,547
Nohmi Bosai Ltd.	14,400	354,614
Nojima Corp.	27,500	208,779
Nomura Co. Ltd.	22,058	187,024
Noritake Co. Ltd.	6,700	244,072
North Pacific Bank Ltd.	72,700	393,311
NPR-RIKEN Corp.	10,000	230,629
NS United Kaiun Kaisha Ltd.	5,900	229,609
NSD Co. Ltd.	15,900	351,383
NSK Ltd.	162,300	1,010,382
NTN Corp.	87,800	205,910
Ogaki Kyoritsu Bank Ltd.	6,600	197,480
Ohsho Food Service Corp.	9,116	186,978
Okamura Corp.	27,300	399,368
Okasan Securities Group, Inc.	58,200	279,220
Okinawa Cellular Telephone Co.	23,900	431,815
Okinawa Financial Group, Inc.	2,742	83,356
OKUMA Corp.	10,300	238,534
Okumura Corp.	10,090	398,463
Okuwa Co. Ltd.	6,600	35,580
Onward Holdings Co. Ltd.	90,100	422,492
Open Up Group, Inc.	19,900	233,983
Osaka Soda Co. Ltd.	8,800	121,604
OSG Corp.	14,200	207,096
PAL GROUP Holdings Co. Ltd.	23,060	299,532
PALTAC Corp.	8,600	264,674
Park24 Co. Ltd.	11,200	149,338
Penta-Ocean Construction Co. Ltd.	40,100	403,059
PHC Holdings Corp.(b)	24,800	175,939
Pigeon Corp.	29,700	305,347
Pilot Corp.	4,600	143,008
Pola Orbis Holdings, Inc.	57,200	475,131
Prima Meat Packers Ltd.	5,157	87,680
PS Construction Co. Ltd.	15,800	288,592
Raito Kogyo Co. Ltd.	11,700	252,668
Raiznext Corp.	12,100	187,817
Relo Group, Inc.	20,000	218,891

See Notes to Financial Statements.

26    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Rengo Co. Ltd.	51,450	$398,976
Resorttrust, Inc.	40,600	508,326
Restar Corp.	4,554	81,205
Riken Vitamin Co. Ltd.	12,200	230,932
Rorze Corp.	10,200	146,286
Round One Corp.	19,800	141,478
Ryobi Ltd.	3,800	66,426
RYODEN Corp.	7,700	177,339
Ryoyo Ryosan Holdings, Inc.	15,600	309,024
S Foods, Inc.	3,600	62,517
Saibu Gas Holdings Co. Ltd.	4,400	63,300
Sakai Moving Service Co. Ltd.	13,100	239,610
Sakata INX Corp.	20,000	302,274
Sakata Seed Corp.	3,100	84,449
Sala Corp.	3,900	28,215
San ju San Financial Group, Inc.	7,100	199,531
San-A Co. Ltd.	9,100	172,020
San-Ai Obbli Co. Ltd.	23,900	322,031
Sangetsu Corp.	20,800	412,696
San-In Godo Bank Ltd.	32,200	305,884
Sanki Engineering Co. Ltd.	20,100	736,062
Sankyu, Inc.	16,200	873,949
SBI Global Asset Management Co. Ltd.	4,997	19,383
Seiko Group Corp.	5,000	232,224
Seino Holdings Co. Ltd.	59,600	895,835
Seiren Co. Ltd.	12,200	238,170
Senko Group Holdings Co. Ltd.	38,380	478,327
Senshu Ikeda Holdings, Inc.	32,700	165,018
Seria Co. Ltd.	9,000	199,815
Seven Bank Ltd.	268,700	523,017
Shibaura Machine Co. Ltd.	4,000	109,350
Shibaura Mechatronics Corp.	2,100	253,750
Shiga Bank Ltd.	4,600	210,712
Shikoku Electric Power Co., Inc.	37,700	372,923
Shin Nippon Air Technologies Co. Ltd.	9,800	196,632
Shinagawa Refra Co. Ltd.	12,700	171,364
Shin-Etsu Polymer Co. Ltd.	17,600	224,793
Shinmaywa Industries Ltd.	10,100	123,459
Ship Healthcare Holdings, Inc.	10,100	169,112
SHO-BOND Holdings Co. Ltd.	47,200	398,691
Shoei Co. Ltd.	6,100	69,155
Sinfonia Technology Co. Ltd.	2,300	133,089
SKY Perfect JSAT Holdings, Inc.	47,400	602,990
Sotetsu Holdings, Inc.	11,000	197,761
St. Marc Holdings Co. Ltd.	5,700	98,076
Starts Corp., Inc.	15,700	479,278
Stella Chemifa Corp.	2,500	70,018
Sumitomo Heavy Industries Ltd.	29,200	772,917
Sumitomo Osaka Cement Co. Ltd.	4,100	99,397
Sun Frontier Fudousan Co. Ltd.	9,100	139,335
Suruga Bank Ltd.	37,400	407,774
Investments	Shares	Value
Suzuken Co. Ltd.	8,200	$320,739
SWCC Corp.	2,900	191,304
Systena Corp.	90,400	296,441
T Hasegawa Co. Ltd.	4,000	71,913
Tachibana Eletech Co. Ltd.	1,400	27,465
Tachi-S Co. Ltd.	15,500	205,981
Taihei Dengyo Kaisha Ltd.	5,700	78,657
Taiheiyo Cement Corp.	17,900	443,432
Taikisha Ltd.	11,400	239,644
Taiyo Yuden Co. Ltd.	21,000	474,274
Takamatsu Construction Group Co. Ltd.	4,500	115,267
Takara Holdings, Inc.	17,600	180,441
Takara Standard Co. Ltd.	24,400	453,925
Takasago International Corp.	30,000	282,114
Takeuchi Manufacturing Co. Ltd.	11,300	486,618
Takuma Co. Ltd.	19,100	301,832
Tamron Co. Ltd.	45,700	301,469
Tanseisha Co. Ltd.	13,800	138,841
Teijin Ltd.	44,500	384,827
TKC Corp.	9,600	263,970
Toa Corp.	45,900	829,008
TOA Road Corp.	22,400	244,800
Toagosei Co. Ltd.	31,700	331,976
Tocalo Co. Ltd.	20,500	290,867
Toda Corp.	67,104	541,986
Toenec Corp.	27,100	335,238
Toho Gas Co. Ltd.	9,200	273,690
Toho Holdings Co. Ltd.	5,600	166,773
Tokai Carbon Co. Ltd.	36,600	226,308
TOKAI Holdings Corp.	40,200	277,241
Tokai Rika Co. Ltd.	20,900	415,347
Tokai Tokyo Financial Holdings, Inc.	87,118	381,831
Tokuyama Corp.	19,100	502,404
Tokyo Kiraboshi Financial Group, Inc.	5,900	327,475
Tokyo Sangyo Co. Ltd.	11,200	71,168
Tokyo Seimitsu Co. Ltd.	6,300	446,340
Tokyu Construction Co. Ltd.	24,000	200,427
TOMONY Holdings, Inc.	49,900	249,588
Tomy Co. Ltd.	10,100	177,682
Toridoll Holdings Corp.	6,500	175,744
Tosei Corp.	22,800	249,608
Totech Corp.	13,400	313,318
Totetsu Kogyo Co. Ltd.	13,345	386,954
Towa Pharmaceutical Co. Ltd.	4,500	104,501
Toyobo Co. Ltd.	14,700	118,166
Toyota Boshoku Corp.	49,900	800,017
Transcosmos, Inc.	4,900	121,293
Trial Holdings, Inc.(b)	8,000	158,219
Trusco Nakayama Corp.	8,600	131,898
Tsubakimoto Chain Co.	30,068	443,697
Tsumura & Co.	17,513	455,520
See Notes to Financial Statements.

WisdomTree Trust    27

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
UACJ Corp.	29,200	$395,493
UBE Corp.	29,800	488,793
Uchida Yoko Co. Ltd.	1,900	130,065
Ulvac, Inc.	6,100	275,530
U-Next Holdings Co. Ltd.	10,900	139,219
UT Group Co. Ltd.	252,000	319,934
Valor Holdings Co. Ltd.	10,600	227,899
Valqua Ltd.	5,700	147,641
VT Holdings Co. Ltd.	24,800	84,805
Wacoal Holdings Corp.	5,900	166,297
Wakita & Co. Ltd.	14,500	178,353
Wellneo Sugar Co. Ltd.	14,000	252,231
Yahagi Construction Co. Ltd.	9,400	139,910
YAMABIKO Corp.	9,700	183,919
Yamaguchi Financial Group, Inc.	55,900	757,126
Yamaichi Electronics Co. Ltd.	2,900	108,233
Yamanashi Chuo Bank Ltd.	6,400	164,956
Yamazen Corp.	15,600	147,794
Yellow Hat Ltd.	23,300	243,785
Yokogawa Bridge Holdings Corp.	9,800	189,129
Yokorei Co. Ltd.	5,700	45,856
Yonex Co. Ltd.	5,500	116,495
Yuasa Trading Co. Ltd.	5,000	170,021
Yurtec Corp.	18,100	317,900
Zenrin Co. Ltd.	11,200	75,241
Zeon Corp.	57,100	651,890
Total Japan		113,357,672
Jersey – 0.1%
JTC PLC(c)	20,138	347,792
Luxembourg – 0.4%
APERAM SA	38,052	1,574,882
Malaysia – 0.0%
Frencken Group Ltd.	175,400	188,221
Netherlands – 1.7%
Acomo NV	20,574	588,373
AMG Critical Materials NV	6,887	229,712
Brunel International NV(b)	40,172	366,117
Corbion NV	23,841	519,961
Eurocommercial Properties NV	30,555	934,813
ForFarmers NV	70,364	366,091
Havas NV†	48,442	967,177
Kendrion NV	11,947	196,436
Koninklijke BAM Groep NV	73,175	799,246
Koninklijke Heijmans NV	10,041	797,184
PostNL NV	369,337	459,360
Sligro Food Group NV(b)	22,412	265,850
Wereldhave NV	44,574	1,008,260
Total Netherlands		7,498,580
Norway – 6.0%
AF Gruppen ASA	21,926	409,094
Austevoll Seafood ASA	112,735	1,089,702
Investments	Shares	Value
Borregaard ASA	23,824	$470,960
Bouvet ASA	68,808	420,208
BW Offshore Ltd.	103,936	465,746
Deep Value Driller AS†	128,892	260,676
DOF Group ASA	174,935	1,651,909
Elkem ASA†(c)	101,486	306,666
Elmera Group ASA(c)	121,707	463,331
Elopak ASA	97,265	535,173
Europris ASA(c)	62,204	590,783
Hoegh Autoliners ASA	216,771	2,107,139
Kid ASA(c)	27,057	363,197
Kitron ASA	35,735	257,557
Klaveness Combination Carriers ASA(c)	51,696	405,907
Leroy Seafood Group ASA	247,286	1,244,171
Moreld AS†	147,698	274,989
MORROW BANK ASA	177,033	281,691
Multiconsult ASA(c)	19,217	337,212
NORBIT ASA	20,386	378,340
Norconsult Norge AS	154,170	701,547
Norwegian Air Shuttle ASA	713,410	1,234,182
Odfjell Drilling Ltd.	205,472	1,782,400
Odfjell SE, Class A	57,736	726,934
Pareto Bank ASA	42,216	381,276
Pexip Holding ASA	63,582	491,039
Reach Subsea ASA	312,847	211,835
SpareBank 1 Nord Norge	87,986	1,325,000
SpareBank 1 Oestlandet	30,157	615,437
SpareBank 1 SMN	77,494	1,583,015
Sparebanken Norge	67,674	1,328,810
Stolt-Nielsen Ltd.	37,728	1,219,343
Veidekke ASA	58,861	1,042,206
Wilh Wilhelmsen Holding ASA, Class A	14,166	828,598
Total Norway		25,786,073
Peru – 0.1%
Hochschild Mining PLC	55,724	384,876
Portugal – 1.8%
Altri SGPS SA(b)	115,393	609,855
Corticeira Amorim SGPS SA	72,410	562,127
CTT-Correios de Portugal SA	41,867	365,338
Martifer SGPS SA(b)	42,462	127,167
Mota-Engil SGPS SA(b)	77,902	452,703
NOS SGPS SA	386,218	1,821,180
REN – Redes Energeticas Nacionais SGPS SA	431,872	1,630,688
Semapa-Sociedade de Investimento & Gestao	26,459	649,463
Sonae SGPS SA	723,659	1,370,042
Total Portugal		7,588,563
Singapore – 4.2%
APAC Realty Ltd.	474,600	214,050
Aspial Lifestyle Ltd.	1,605,600	268,432
Aztech Global Ltd.(a)(b)	623,100	317,364
Banyan Tree Holdings Ltd.	482,300	234,399

See Notes to Financial Statements.

28    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Centurion Corp. Ltd.	395,000	$411,586
China Aviation Oil Singapore Corp. Ltd.	428,000	552,473
CNMC Goldmine Holdings Ltd.	187,000	151,229
ComfortDelGro Corp. Ltd.(b)	983,000	1,131,291
CSE Global Ltd.	546,402	418,512
Delfi Ltd.	408,000	255,397
Far East Orchard Ltd.	257,500	248,289
Food Empire Holdings Ltd.	243,100	453,686
Geo Energy Resources Ltd.	641,200	209,412
GuocoLand Ltd.	337,000	566,034
Hafnia Ltd.	430,247	2,320,391
Ho Bee Land Ltd.	168,900	290,256
Hong Leong Asia Ltd.	224,700	419,347
iFAST Corp. Ltd.	37,300	276,124
Keppel Infrastructure Trust	3,308,250	1,260,531
KSH Holdings Ltd.	679,100	192,746
LHN Ltd.(b)	300,500	155,391
Netlink NBN Trust(a)	1,741,300	1,306,652
OUE Ltd.	210,600	194,879
Pan-United Corp. Ltd.	343,300	309,664
Propnex Ltd.(a)	323,200	472,485
Q&M Dental Group Singapore Ltd.	633,500	270,937
Sheng Siong Group Ltd.	583,401	1,193,114
SIA Engineering Co. Ltd.	362,500	1,014,774
StarHub Ltd.(b)	767,100	668,081
Tuan Sing Holdings Ltd.	746,300	188,606
UMS Integration Ltd.(b)	366,425	404,606
Venture Corp. Ltd.	120,000	1,412,753
Wee Hur Holdings Ltd.	427,400	247,599
Wing Tai Holdings Ltd.	240,200	265,229
Total Singapore		18,296,319
South Africa – 0.2%
Pan African Resources PLC	478,178	778,240
Spain – 2.2%
Aedas Homes SA(c)	42,793	1,201,172
Alantra Partners SA	16,907	166,794
Almirall SA	39,341	593,260
ATALAYA MINING COPPER SA	24,345	279,972
Befesa SA(c)	9,863	341,716
Construcciones y Auxiliar de Ferrocarriles SA	11,412	789,427
Elecnor SA	73,765	2,118,185
Faes Farma SA	153,577	930,702
Gestamp Automocion SA(c)	171,450	612,536
Global Dominion Access SA(b)(c)	67,230	261,352
Grupo Empresarial San Jose SA	32,343	285,649
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	255,697	335,739
Melia Hotels International SA	49,121	456,906
Pharma Mar SA†	2,392	210,416
Prosegur Cash SA(c)	514,221	382,890
Tubacex SA(b)	85,272	333,993
Total Spain		9,300,709
Investments	Shares	Value
Sweden – 7.8%
AcadeMedia AB(c)	34,871	$374,099
AddLife AB, Class B	9,248	159,604
Addnode Group AB	20,526	215,751
Alimak Group AB(c)	33,301	524,505
Alleima AB	70,559	626,465
Alligo AB, Class B	16,365	227,578
Ambea AB(c)	26,788	410,590
AQ Group AB	17,270	369,424
Arjo AB, Class B	96,417	334,889
Atea ASA†	49,504	774,447
Attendo AB(c)	34,386	305,486
Bahnhof AB, Class B	51,202	302,698
Beijer Alma AB	15,128	488,196
Bergman & Beving AB	6,096	213,917
Betsson AB, Class B	52,621	843,073
Bilia AB, Class A	47,417	691,288
Billerud Aktiebolag	92,656	943,767
BioGaia AB, Class B	57,554	663,018
Bravida Holding AB(c)	77,135	750,951
Bufab AB	27,874	304,054
Bulten AB	29,019	161,797
Catena AB	11,624	568,414
Clas Ohlson AB, Class B	16,853	554,649
Cloetta AB, Class B	130,104	571,008
Coor Service Management Holding AB(c)	48,295	257,851
Corem Property Group AB, Class B	532,477	251,025
Dios Fastigheter AB	51,292	365,267
Duni AB(b)	27,280	311,305
Electrolux Professional AB, Class B	36,049	254,957
Elekta AB, Class B	164,227	1,010,965
Engcon AB	25,410	229,326
Eolus AB, Class B	32,398	151,468
Fagerhult Group AB	73,179	329,825
FastPartner AB, Class A	52,852	272,034
Granges AB	29,680	469,082
Heba Fastighets AB, Class B	55,264	184,037
Hemnet Group AB	10,601	199,168
Hexpol AB	137,738	1,314,060
Hufvudstaden AB, Class A	44,221	594,807
Humana AB	39,718	217,142
Husqvarna AB, Class B	98,276	495,815
Intea Fastigheter AB†	27,026	193,633
INVISIO AB	5,851	166,921
Inwido AB	19,401	345,559
Lindab International AB	22,791	515,213
Logistea AB, Class B	109,237	169,920
Loomis AB	23,228	983,665
MIPS AB(a)	8,193	314,076
Munters Group AB(c)	32,041	597,458
NCC AB, Class B	47,077	1,124,480
New Wave Group AB, Class B	33,493	416,355

See Notes to Financial Statements.

WisdomTree Trust    29

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Nolato AB, Class B	65,731	$440,640
Note AB	14,060	277,271
NP3 Fastigheter AB	14,063	395,097
Nyab AB	301,584	197,266
OEM International AB, Class B	20,948	330,394
Paradox Interactive AB	17,944	316,494
Peab AB, Class B	80,934	749,308
Platzer Fastigheter Holding AB, Class B	40,012	323,349
Proact IT Group AB	25,452	312,532
Ratos AB, Class B	96,226	397,271
RaySearch Laboratories AB	8,627	213,364
Rejlers AB	9,563	196,679
Rusta AB	41,846	392,641
Rvrc Holding AB	44,119	319,450
Scandi Standard AB	33,044	355,932
Scandic Hotels Group AB(c)	59,634	629,408
SkiStar AB	16,059	288,472
Svedbergs Group AB	38,705	286,337
Synsam AB	60,316	441,633
Systemair AB	45,793	432,656
Thule Group AB(c)	34,158	888,520
Troax Group AB	20,822	336,538
Truecaller AB, Class B	52,366	109,631
VBG Group AB, Class B	7,687	331,535
Wallenstam AB, Class B	78,189	350,963
Wihlborgs Fastigheter AB	90,810	898,860
Zinzino AB, Class B(b)	19,600	338,474
Total Sweden		33,665,797
Switzerland – 0.9%
Clariant AG, Registered Shares†	161,617	1,460,622
Comet Holding AG, Registered Shares	987	280,309
Implenia AG, Registered Shares	3,311	319,712
Inficon Holding AG, Registered Shares	4,858	605,832
International Workplace Group PLC	96,832	301,384
Landis & Gyr Group AG†	5,691	369,224
Vetropack Holding AG, Registered Shares	8,831	245,228
Zehnder Group AG	3,094	319,456
Total Switzerland		3,901,767
United Kingdom – 13.7%
Advanced Medical Solutions Group PLC	60,246	176,654
AG Barr PLC	42,962	360,585
AJ Bell PLC	121,656	721,950
Alfa Financial Software Holdings PLC(c)	133,137	379,641
Alumasc Group PLC	38,981	133,700
Avon Technologies PLC	9,680	236,184
Baltic Classifieds Group PLC	72,891	199,025
Begbies Traynor Group PLC	149,937	228,899
Big Yellow Group PLC	67,893	955,201
Bloomsbury Publishing PLC(b)	31,824	206,319
Bodycote PLC	67,161	630,537
Investments	Shares	Value
Brickability Group PLC	304,361	$228,434
Brooks Macdonald Group PLC	9,159	198,649
Bytes Technology Group PLC	108,543	523,541
Card Factory PLC	247,366	225,917
Cerillion PLC	9,263	152,002
Chemring Group PLC	55,962	355,659
Chesnara PLC	167,983	680,096
City of London Investment Group PLC	70,580	357,900
Clarkson PLC	10,069	516,677
CMC Markets PLC(c)	146,885	590,727
Coats Group PLC	466,654	530,383
Cohort PLC	15,457	188,569
Costain Group PLC	96,472	207,096
Craneware PLC	9,930	257,777
Currys PLC	153,998	260,990
CVS Group PLC	12,351	213,307
Derwent London PLC	43,127	1,008,758
DiscoverIE Group PLC	33,207	267,990
Domino’s Pizza Group PLC	242,811	566,312
Dr. Martens PLC	307,176	316,486
Dunelm Group PLC	161,148	2,449,298
Elementis PLC	155,878	348,042
Elixirr International PLC	20,903	232,235
Essentra PLC	118,602	154,102
Eurocell PLC	114,436	200,868
Everplay Group PLC	41,454	186,231
Ferrari Group PLC	47,607	511,036
Fevertree Drinks PLC	28,314	311,906
Fintel PLC	61,544	171,354
Firstgroup PLC	223,669	573,412
Focusrite PLC	71,473	218,707
Fonix PLC	75,763	171,710
Foresight Group Holdings Ltd.	85,732	495,849
Forterra PLC(c)	64,325	160,409
Franchise Brands PLC(b)	106,854	200,495
FRP Advisory Group PLC	137,741	248,260
Fuller Smith & Turner PLC, Class A	19,078	184,758
FW Thorpe PLC	47,947	179,608
Galliford Try Holdings PLC	51,776	362,135
Gamma Communications PLC	23,390	290,697
GB Group PLC	80,293	277,555
Genuit Group PLC	92,929	408,731
Genus PLC	11,143	388,936
Grainger PLC	266,641	653,452
Greggs PLC	37,878	855,923
Halfords Group PLC	152,966	289,692
Hammerson PLC	241,742	1,073,011
Hargreaves Services PLC	33,502	294,705
Harworth Group PLC	61,033	137,094
Helical PLC	66,745	169,316
Henry Boot PLC	62,928	190,443

See Notes to Financial Statements.

30    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
Hill & Smith PLC	25,518	$734,512
Hilton Food Group PLC	42,036	284,964
Hollywood Bowl Group PLC	92,319	342,098
Hunting PLC	52,373	260,996
IntegraFin Holdings PLC	112,858	546,479
J D Wetherspoon PLC	39,231	389,161
James Halstead PLC	268,499	494,768
Johnson Service Group PLC	160,165	290,830
Jupiter Fund Management PLC	225,882	481,862
Kainos Group PLC	34,794	469,869
Keller Group PLC	26,713	598,599
Keystone Law Group PLC	24,509	206,366
Kier Group PLC	155,309	463,754
Kitwave Group PLC(b)	76,705	232,137
Knights Group Holdings PLC(b)	96,301	231,858
Lancashire Holdings Ltd.	78,068	673,084
LSL Property Services PLC	70,444	249,194
Luceco PLC(c)	107,678	190,889
Macfarlane Group PLC	162,062	156,947
Man Group PLC	618,692	1,904,008
Me Group International PLC	173,812	353,017
Michelmersh Brick Holdings PLC	124,077	141,856
Midwich Group PLC	90,433	226,245
Mitie Group PLC	378,640	847,458
MONY Group PLC	311,162	769,255
Moonpig Group PLC	79,420	216,852
Morgan Advanced Materials PLC	156,090	457,688
Morgan Sindall Group PLC	17,209	1,076,334
Mortgage Advice Bureau Holdings Ltd.	25,895	239,631
Next 15 Group PLC	54,974	236,987
Nichols PLC	17,335	222,439
Ninety One PLC	296,512	862,256
NIOX Group PLC	184,534	164,810
Norcros PLC	66,301	298,747
On the Beach Group PLC(c)	63,241	194,793
OSB Group PLC	174,226	1,493,934
Oxford Instruments PLC	13,464	371,250
Paratus Energy Services Ltd.	107,763	471,570
PayPoint PLC	37,035	235,869
Pennon Group PLC	228,550	1,621,593
Personal Group Holdings PLC	41,961	176,656
Petronor E&P ASA†	251,105	263,880
Pets at Home Group PLC	251,618	670,109
Polar Capital Holdings PLC	76,720	548,983
PPHE Hotel Group Ltd.(b)	16,813	406,153
Premier Foods PLC	122,216	283,731
Premier Miton Group PLC	266,447	193,528
Property Franchise Group PLC	39,109	270,382
PZ Cussons PLC	271,004	269,376
Investments	Shares	Value
Ramsdens Holdings PLC	43,617	$220,001
Rank Group PLC	185,990	248,415
Renew Holdings PLC	19,669	235,721
Restore PLC(b)	48,246	171,643
S4 Capital PLC(b)	715,864	196,426
Sabre Insurance Group PLC(c)	231,671	405,092
Safestore Holdings PLC	82,302	814,754
Savills PLC	43,122	577,692
Secure Trust Bank PLC	18,036	302,028
Senior PLC	92,083	241,272
Smiths News PLC	357,849	364,844
Spire Healthcare Group PLC(c)	74,643	167,666
SSP Group PLC	237,338	657,617
Supreme PLC	87,483	175,915
Tatton Asset Management PLC	25,806	229,088
Telecom Plus PLC	34,280	626,151
TP ICAP Group PLC	378,583	1,321,408
Travis Perkins PLC	48,030	410,550
Tristel PLC	36,751	206,378
Vertu Motors PLC	216,091	181,368
Victorian Plumbing Group PLC(b)	204,301	200,600
Volex PLC	40,834	229,581
Volution Group PLC	41,311	358,396
Warpaint London PLC(b)	72,652	188,112
WH Smith PLC	65,875	566,187
Wickes Group PLC	157,808	498,810
Wilmington PLC	40,075	159,552
Workspace Group PLC	121,826	653,809
XPS Pensions Group PLC(a)	80,017	364,855
YouGov PLC	59,003	203,563
Young & Co.’s Brewery PLC, Class A	14,983	149,131
Yu Group PLC(b)	10,377	210,759
Zotefoams PLC	36,687	198,864
Total United Kingdom		58,789,940
United States – 0.2%
Reliance Worldwide Corp. Ltd.	169,268	435,702
Sims Ltd.	38,336	459,903
Total United States		895,605
TOTAL COMMON STOCKS (Cost: $357,739,160)		430,097,667
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost: $436,803)	436,803	436,803
See Notes to Financial Statements.

WisdomTree Trust    31

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.8%
United States – 2.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)	3,737,136	$3,737,136
WisdomTree Treasury Money Market Digital Fund, 3.44%(d)(e)	8,200,000	8,200,000
TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED (Cost: $11,937,136)		11,937,136

TOTAL INVESTMENTS IN SECURITIES – 102.8% (Cost: $370,113,099)		442,471,606
Other Liabilities less Assets – (2.8)%		(11,887,897)
NET ASSETS – 100.0%		$430,583,709

*     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $369,938, which represents 0.1% of net assets.

^     Share amount represents a fractional share.

†     Non-income producing security.

(a)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(b)  Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,578,128. The Fund also had securities on loan having a total market value of $24,843 that were sold and pending settlement. The total market value of the collateral held by the Fund was $17,616,575. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,679,439.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2025.

(e)   Affiliated holding. See “Investment in Affiliates” supplementary table included in this Schedule of Investments for additional information.

CURRENCY ABBREVIATIONS:
AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israel shekel
JPY	Japanese yen
NOK	Norwegian krone
SEK	Swedish krona
SGD	Singapore dollar
USD	United States dollar

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$1,700,000	$34,900,000	$28,400,000	$—	$—	$8,200,000	$93,452

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	13,420,129	AUD	8,949,428	USD	$—	$(142)
Bank of America NA	1/6/2026	1,934,262	DKK	304,161	USD	6	—
Bank of America NA	1/6/2026	13,847,179	EUR	16,263,802	USD	—	(209)
Bank of America NA	1/6/2026	7,757,339	GBP	10,434,110	USD	—	(110)
Bank of America NA	1/6/2026	8,840,506	ILS	2,773,813	USD	—	(71)
Bank of America NA	1/6/2026	58,796,749	NOK	5,829,223	USD	—	(93)
Bank of America NA	1/6/2026	2,929,726	SGD	2,278,545	USD	—	(215)
Bank of America NA	1/7/2026	897,162	CHF	1,132,576	USD	—	(30)
Bank of America NA	1/7/2026	4,376,307,336	JPY	27,922,856	USD	—	(348)
Bank of America NA	1/7/2026	71,912,020	SEK	7,801,550	USD	—	(151)
Bank of America NA	2/4/2026	4,513,453	USD	6,767,212	AUD	—	(65)
Bank of America NA	2/4/2026	957,652	USD	756,328	CHF	—	(12)
Bank of America NA	2/4/2026	160,241	USD	1,017,296	DKK	—	(6)

See Notes to Financial Statements.

32    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	2/4/2026	8,519,961	USD	7,244,113	EUR	$23	$—
Bank of America NA	2/4/2026	4,073,214	USD	3,028,392	GBP	35	—
Bank of America NA	2/4/2026	2,942,011	USD	9,377,163	ILS	—	(245)
Bank of America NA	2/4/2026	21,325,449	USD	3,334,127,323	JPY	—	(493)
Bank of America NA	2/4/2026	5,600,138	USD	56,486,072	NOK	—	(514)
Bank of America NA	2/4/2026	4,804,296	USD	44,221,181	SEK	—	(205)
Bank of America NA	2/4/2026	2,303,926	USD	2,957,522	SGD	—	(477)
Barclays Bank PLC	1/6/2026	7,216,235	USD	11,000,979	AUD	—	(119,827)
Barclays Bank PLC	1/6/2026	245,252	USD	1,574,772	DKK	—	(2,384)
Barclays Bank PLC	1/6/2026	13,114,070	USD	11,278,301	EUR	—	(132,361)
Barclays Bank PLC	1/6/2026	8,413,387	USD	6,349,568	GBP	—	(127,092)
Barclays Bank PLC	1/6/2026	2,236,621	USD	7,278,933	ILS	—	(47,172)
Barclays Bank PLC	1/6/2026	4,700,305	USD	47,537,949	NOK	—	(12,623)
Barclays Bank PLC	1/6/2026	1,837,270	USD	2,373,305	SGD	—	(8,353)
Barclays Bank PLC	1/7/2026	913,234	USD	730,138	CHF	—	(8,467)
Barclays Bank PLC	1/7/2026	22,515,174	USD	3,500,537,671	JPY	180,410	—
Barclays Bank PLC	1/7/2026	6,290,661	USD	59,203,575	SEK	—	(132,058)
Citibank NA	1/5/2026	75,000	DKK	91,748	HKD	6	—
Citibank NA	1/6/2026	200,000	EUR	234,820	USD	70	—
Citibank NA	1/7/2026	4,600,000	SEK	78,214,720	JPY	—	(13)
Deutsche Bank AG	1/5/2026	49,350	GBP	670,000	NOK	—	(45)
Deutsche Bank AG	1/6/2026	13,420,109	AUD	8,949,428	USD	—	(155)
Deutsche Bank AG	1/6/2026	1,934,207	DKK	304,161	USD	—	(3)
Deutsche Bank AG	1/6/2026	13,847,208	EUR	16,263,802	USD	—	(174)
Deutsche Bank AG	1/6/2026	7,757,339	GBP	10,434,110	USD	—	(110)
Deutsche Bank AG	1/6/2026	8,840,897	ILS	2,773,813	USD	52	—
Deutsche Bank AG	1/6/2026	58,796,219	NOK	5,829,223	USD	—	(146)
Deutsche Bank AG	1/6/2026	2,929,951	SGD	2,278,545	USD	—	(40)
Deutsche Bank AG	1/6/2026	7,216,238	USD	11,000,916	AUD	—	(119,783)
Deutsche Bank AG	1/6/2026	245,256	USD	1,574,896	DKK	—	(2,400)
Deutsche Bank AG	1/6/2026	13,114,074	USD	11,278,407	EUR	—	(132,482)
Deutsche Bank AG	1/6/2026	8,413,388	USD	6,349,533	GBP	—	(127,044)
Deutsche Bank AG	1/6/2026	2,236,623	USD	7,279,387	ILS	—	(47,312)
Deutsche Bank AG	1/6/2026	4,700,307	USD	47,537,500	NOK	—	(12,577)
Deutsche Bank AG	1/6/2026	1,837,270	USD	2,373,501	SGD	—	(8,506)
Deutsche Bank AG	1/7/2026	897,172	CHF	1,132,576	USD	—	(17)
Deutsche Bank AG	1/7/2026	4,376,325,961	JPY	27,922,856	USD	—	(229)
Deutsche Bank AG	1/7/2026	71,913,190	SEK	7,801,550	USD	—	(24)
Deutsche Bank AG	1/7/2026	913,236	USD	730,130	CHF	—	(8,455)
Deutsche Bank AG	1/7/2026	22,515,177	USD	3,500,548,517	JPY	180,344	—
Deutsche Bank AG	1/7/2026	6,290,663	USD	59,207,368	SEK	—	(132,468)
Deutsche Bank AG	2/4/2026	4,513,453	USD	6,767,090	AUD	16	—
Deutsche Bank AG	2/4/2026	957,652	USD	756,319	CHF	—	(1)
Deutsche Bank AG	2/4/2026	160,241	USD	1,017,255	DKK	0^	—
Deutsche Bank AG	2/4/2026	8,519,961	USD	7,244,073	EUR	70	—
Deutsche Bank AG	2/4/2026	4,073,214	USD	3,028,392	GBP	35	—
Deutsche Bank AG	2/4/2026	2,942,011	USD	9,378,166	ILS	—	(560)
Deutsche Bank AG	2/4/2026	21,325,449	USD	3,334,152,210	JPY	—	(652)
Deutsche Bank AG	2/4/2026	5,600,138	USD	56,480,242	NOK	64	—
Deutsche Bank AG	2/4/2026	4,804,296	USD	44,219,740	SEK	—	(48)
Deutsche Bank AG	2/4/2026	2,303,926	USD	2,957,013	SGD	—	(80)
Goldman Sachs	1/6/2026	422,093	AUD	283,475	USD	—	(2,000)

See Notes to Financial Statements.

WisdomTree Trust    33

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	1/6/2026	61,075	DKK	9,634	USD	$—	$(30)
Goldman Sachs	1/6/2026	437,227	EUR	515,158	USD	—	(1,632)
Goldman Sachs	1/6/2026	244,682	GBP	330,502	USD	—	(1,393)
Goldman Sachs	1/6/2026	280,507	ILS	87,861	USD	149	—
Goldman Sachs	1/6/2026	1,846,465	NOK	184,641	USD	—	(1,582)
Goldman Sachs	1/6/2026	92,581	SGD	72,173	USD	—	(177)
Goldman Sachs	1/7/2026	28,273	CHF	35,875	USD	—	(184)
Goldman Sachs	1/7/2026	138,231,967	JPY	884,461	USD	—	(2,488)
Goldman Sachs	1/7/2026	2,261,494	SEK	247,115	USD	—	(1,776)
HSBC Holdings PLC	1/6/2026	31,989	GBP	335,000	HKD	—	(13)
Morgan Stanley & Co. International	1/6/2026	13,420,129	AUD	8,949,428	USD	—	(142)
Morgan Stanley & Co. International	1/6/2026	1,934,201	DKK	304,161	USD	—	(4)
Morgan Stanley & Co. International	1/6/2026	13,847,214	EUR	16,263,802	USD	—	(167)
Morgan Stanley & Co. International	1/6/2026	7,757,339	GBP	10,434,110	USD	—	(110)
Morgan Stanley & Co. International	1/6/2026	8,840,913	ILS	2,773,813	USD	57	—
Morgan Stanley & Co. International	1/6/2026	58,796,936	NOK	5,829,223	USD	—	(75)
Morgan Stanley & Co. International	1/6/2026	2,929,951	SGD	2,278,545	USD	—	(40)
Morgan Stanley & Co. International	1/7/2026	897,175	CHF	1,132,576	USD	—	(14)
Morgan Stanley & Co. International	1/7/2026	71,912,987	SEK	7,801,550	USD	—	(46)
Morgan Stanley & Co. International	2/4/2026	4,513,453	USD	6,767,293	AUD	—	(120)
Morgan Stanley & Co. International	2/4/2026	957,652	USD	756,337	CHF	—	(25)
Morgan Stanley & Co. International	2/4/2026	160,241	USD	1,017,280	DKK	—	(4)
Morgan Stanley & Co. International	2/4/2026	8,519,961	USD	7,244,132	EUR	2	—
Morgan Stanley & Co. International	2/4/2026	4,073,214	USD	3,028,393	GBP	34	—
Morgan Stanley & Co. International	2/4/2026	2,942,011	USD	9,377,772	ILS	—	(436)
Morgan Stanley & Co. International	2/4/2026	5,600,138	USD	56,485,831	NOK	—	(490)
Morgan Stanley & Co. International	2/4/2026	4,804,296	USD	44,221,906	SEK	—	(284)
Morgan Stanley & Co. International	2/4/2026	2,303,926	USD	2,956,967	SGD	—	(44)
Royal Bank of Canada	1/6/2026	13,419,948	AUD	8,949,428	USD	—	(263)
Royal Bank of Canada	1/6/2026	1,934,156	DKK	304,159	USD	—	(9)
Royal Bank of Canada	1/6/2026	13,847,167	EUR	16,263,802	USD	—	(223)
Royal Bank of Canada	1/6/2026	7,757,331	GBP	10,434,107	USD	—	(118)
Royal Bank of Canada	1/6/2026	8,839,432	ILS	2,773,813	USD	—	(408)
Royal Bank of Canada	1/6/2026	58,794,499	NOK	5,829,223	USD	—	(316)
Royal Bank of Canada	1/6/2026	2,929,904	SGD	2,278,542	USD	—	(74)
Royal Bank of Canada	1/6/2026	7,216,238	USD	11,000,799	AUD	—	(119,704)
Royal Bank of Canada	1/6/2026	245,256	USD	1,574,756	DKK	—	(2,378)
Royal Bank of Canada	1/6/2026	13,114,074	USD	11,278,285	EUR	—	(132,338)
Royal Bank of Canada	1/6/2026	8,413,388	USD	6,349,554	GBP	—	(127,073)
Royal Bank of Canada	1/6/2026	2,236,623	USD	7,279,213	ILS	—	(47,257)
Royal Bank of Canada	1/6/2026	4,700,307	USD	47,537,077	NOK	—	(12,535)
Royal Bank of Canada	1/6/2026	1,837,270	USD	2,373,295	SGD	—	(8,346)
Royal Bank of Canada	1/7/2026	897,172	CHF	1,132,575	USD	—	(17)
Royal Bank of Canada	1/7/2026	4,376,305,386	JPY	27,922,853	USD	—	(357)
Royal Bank of Canada	1/7/2026	71,911,331	SEK	7,801,548	USD	—	(224)
Royal Bank of Canada	1/7/2026	913,236	USD	730,125	CHF	—	(8,448)
Royal Bank of Canada	1/7/2026	22,515,177	USD	3,500,562,026	JPY	180,258	—
Royal Bank of Canada	1/7/2026	6,290,663	USD	59,202,159	SEK	—	(131,903)
Royal Bank of Canada	2/4/2026	4,513,452	USD	6,767,200	AUD	—	(59)
Royal Bank of Canada	2/4/2026	957,652	USD	756,337	CHF	—	(25)

See Notes to Financial Statements.

34    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025
Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	2/4/2026	160,240	USD	1,017,280	DKK	$—	$(5)
Royal Bank of Canada	2/4/2026	8,519,958	USD	7,244,105	EUR	31	—
Royal Bank of Canada	2/4/2026	4,073,212	USD	3,028,386	GBP	41	—
Royal Bank of Canada	2/4/2026	2,942,009	USD	9,376,606	ILS	—	(72)
Royal Bank of Canada	2/4/2026	21,325,446	USD	3,334,129,989	JPY	—	(513)
Royal Bank of Canada	2/4/2026	5,600,135	USD	56,484,328	NOK	—	(344)
Royal Bank of Canada	2/4/2026	4,804,296	USD	44,220,528	SEK	—	(134)
Royal Bank of Canada	2/4/2026	2,303,926	USD	2,956,969	SGD	—	(46)
Standard Chartered Bank	1/5/2026	48,535	GBP	84,000	SGD	—	(38)
Standard Chartered Bank	1/5/2026	40,000	GBP	53,824	USD	—	(22)
Standard Chartered Bank	1/6/2026	800,000	AUD	83,668,800	JPY	—	(309)
Standard Chartered Bank	1/6/2026	47,413	GBP	10,000,000	JPY	—	(25)
Standard Chartered Bank	1/6/2026	7,216,238	USD	11,000,816	AUD	—	(119,715)
Standard Chartered Bank	1/6/2026	245,256	USD	1,574,789	DKK	—	(2,383)
Standard Chartered Bank	1/6/2026	13,114,074	USD	11,278,295	EUR	—	(132,350)
Standard Chartered Bank	1/6/2026	8,413,388	USD	6,349,617	GBP	—	(127,156)
Standard Chartered Bank	1/6/2026	2,236,623	USD	7,279,537	ILS	—	(47,359)
Standard Chartered Bank	1/6/2026	4,700,307	USD	47,538,435	NOK	—	(12,670)
Standard Chartered Bank	1/6/2026	1,837,270	USD	2,373,293	SGD	—	(8,345)
Standard Chartered Bank	1/7/2026	913,236	USD	730,119	CHF	—	(8,441)
Standard Chartered Bank	1/7/2026	22,515,177	USD	3,500,535,886	JPY	180,424	—
Standard Chartered Bank	1/7/2026	6,290,663	USD	59,204,575	SEK	—	(132,165)
UBS Group AG	1/5/2026	350,000	ILS	109,837	USD	—	(20)
UBS Group AG	1/6/2026	7,216,238	USD	11,000,631	AUD	—	(119,592)
UBS Group AG	1/6/2026	245,256	USD	1,574,770	DKK	—	(2,380)
UBS Group AG	1/6/2026	13,114,074	USD	11,278,867	EUR	—	(133,022)
UBS Group AG	1/6/2026	8,413,388	USD	6,349,506	GBP	—	(127,008)
UBS Group AG	1/6/2026	2,236,623	USD	7,279,219	ILS	—	(47,260)
UBS Group AG	1/6/2026	4,700,307	USD	47,537,500	NOK	—	(12,577)
UBS Group AG	1/6/2026	1,837,270	USD	2,373,189	SGD	—	(8,263)
UBS Group AG	1/7/2026	4,376,254,283	JPY	27,922,856	USD	—	(686)
UBS Group AG	1/7/2026	913,236	USD	730,117	CHF	—	(8,438)
UBS Group AG	1/7/2026	22,515,177	USD	3,500,704,750	JPY	179,347	—
UBS Group AG	1/7/2026	6,290,663	USD	59,203,593	SEK	—	(132,058)
UBS Group AG	2/4/2026	21,325,449	USD	3,334,086,805	JPY	—	(234)
						$901,474	$(2,976,028)

^     Amount represents less than $1.
See Notes to Financial Statements.

WisdomTree Trust    35

Schedule of Investments (unaudited) (concluded) WisdomTree Dynamic International SmallCap Equity Fund (DDLS) December 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Australia	$42,189,742	$—	$369,938	*	$42,559,680
Other	387,537,987	—	—		387,537,987
Mutual Fund	—	436,803	—		436,803
Investment of Cash Collateral for Securities Loaned	—	11,937,136	—		11,937,136
Total Investments in Securities	$429,727,729	$12,373,939	$369,938		$442,471,606
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$901,474	$—		$901,474
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(2,976,028)	$—		$(2,976,028)
Total – Net	$429,727,729	$10,299,385	$369,938		$440,397,052

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

36    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.3%
Argentina – 0.3%
Banks – 0.3%
Grupo Financiero Galicia SA, ADR*	4,857	$261,987
Brazil – 13.0%
Aerospace & Defense – 0.4%
Embraer SA	22,706	367,125
Banks – 0.9%
Banco Bradesco SA	72,000	204,973
Banco Santander Brasil SA	23,943	148,820
Itau Unibanco Holding SA	27,992	185,687
Itausa SA	83,594	182,909
Total Banks		722,389
Beverages – 0.5%
Ambev SA	149,439	377,978
Broadline Retail – 3.8%
MercadoLibre, Inc.*	1,576	3,174,474
Capital Markets – 0.5%
B3 SA – Brasil Bolsa Balcao	177,716	450,472
Commercial Services & Supplies – 0.1%
GPS Participacoes & Empreendimentos SA(a)	37,976	111,993
Consumer Staples Distribution & Retail – 0.4%
Raia Drogasil SA	54,331	232,505
Sendas Distribuidora SA	66,477	88,317
Total Consumer Staples Distribution & Retail		320,822
Containers & Packaging – 0.2%
Klabin SA	38,997	133,507
Diversified Telecommunication Services – 0.3%
Telefonica Brasil SA	35,008	211,463
Electric Utilities – 0.9%
CPFL Energia SA	15,497	150,707
Energisa SA	15,598	134,243
Equatorial SA	42,435	298,143
Transmissora Alianca de Energia Eletrica SA	18,032	138,570
Total Electric Utilities		721,663
Electrical Equipment – 0.5%
WEG SA	51,210	453,341
Ground Transportation – 0.5%
Localiza Rent a Car SA	35,161	279,568
Rumo SA	51,986	140,027
Total Ground Transportation		419,595
Health Care Providers & Services – 0.4%
Hapvida Participacoes & Investimentos SA*(a)	19,189	51,582
Rede D’Or Sao Luiz SA(a)	43,692	323,798
Total Health Care Providers & Services		375,380
Hotels, Restaurants & Leisure – 0.1%
Arcos Dorados Holdings, Inc., Class A	11,035	80,997
Investments	Shares	Value
Household Durables – 0.1%
Cyrela Brazil Realty SA Empreendimentos & Participacoes	22,268	$120,366
Independent Power & Renewable Electricity Producers – 0.4%
Eneva SA*	75,449	277,852
Engie Brasil Energia SA	17,083	97,794
Total Independent Power & Renewable Electricity Producers		375,646
Insurance – 0.1%
Porto Seguro SA	11,891	104,941
Metals & Mining – 0.1%
Cia Siderurgica Nacional SA*	64,524	105,268
Oil, Gas & Consumable Fuels – 0.4%
Brava Energia*	33,779	103,807
PRIO SA*	30,377	229,612
Total Oil, Gas & Consumable Fuels		333,419
Paper & Forest Products – 0.3%
Suzano SA	27,141	254,830
Personal Care Products – 0.1%
Natura Cosmeticos SA*	63,384	86,174
Pharmaceuticals – 0.1%
Hypera SA	21,194	91,123
Real Estate Management & Development – 0.3%
Allos SA	29,700	153,764
Multiplan Empreendimentos Imobiliarios SA	23,934	119,020
Total Real Estate Management & Development		272,784
Software – 0.2%
TOTVS SA	23,651	181,620
Specialty Retail – 0.7%
Cosan SA*	90,353	87,719
Lojas Renner SA	42,627	104,628
Ultrapar Participacoes SA	43,829	167,166
Vibra Energia SA	52,248	241,515
Total Specialty Retail		601,028
Textiles, Apparel & Luxury Goods – 0.1%
Azzas 2154 SA	11,503	52,815
Transportation Infrastructure – 0.2%
Motiva Infraestrutura de Mobilidade SA	56,175	154,386
Water Utilities – 0.2%
Cia de Sanena do Parana	17,124	125,561
Wireless Telecommunication Services – 0.2%
TIM SA	39,373	153,332
Total Brazil		10,934,492
Chile – 2.6%
Banks – 1.0%
Banco de Chile	1,738,724	335,566

See Notes to Financial Statements.

WisdomTree Trust    37

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Banco de Credito & Inversiones SA	3,897	$252,430
Banco Santander Chile	2,875,414	226,761
Total Banks		814,757
Broadline Retail – 0.3%
Falabella SA	35,774	249,346
Consumer Staples Distribution & Retail – 0.2%
Cencosud SA	51,671	165,918
Electric Utilities – 0.3%
Enel Americas SA	1,301,929	123,698
Enel Chile SA	1,570,545	128,891
Total Electric Utilities		252,589
Paper & Forest Products – 0.1%
Empresas CMPC SA	87,701	137,547
Passenger Airlines – 0.3%
Latam Airlines Group SA	8,942,659	241,923
Real Estate Management & Development – 0.2%
Parque Arauco SA	51,978	172,381
Specialty Retail – 0.2%
Empresas Copec SA	22,017	172,409
Total Chile		2,206,870
Czech Republic – 0.5%
Banks – 0.5%
Komercni Banka AS	3,797	214,372
Moneta Money Bank AS(a)	18,380	172,713
Total Czech Republic		387,085
Hungary – 1.4%
Banks – 1.0%
OTP Bank Nyrt	7,774	834,685
Oil, Gas & Consumable Fuels – 0.2%
MOL Hungarian Oil & Gas PLC	20,497	184,336
Pharmaceuticals – 0.2%
Richter Gedeon Nyrt	6,709	202,454
Total Hungary		1,221,475
India – 32.9%
Air Freight & Logistics – 0.0%
Delhivery Ltd.*	2,206	9,912
Automobile Components – 0.2%
Apollo Tyres Ltd.	1,674	9,313
Asahi India Glass Ltd.	481	5,432
Balkrishna Industries Ltd.	434	11,201
Bharat Forge Ltd.	860	14,069
Bosch Ltd.	35	14,034
Exide Industries Ltd.	2,127	8,572
Motherson Sumi Wiring India Ltd.	22,032	11,894
MRF Ltd.	8	13,605
Samvardhana Motherson International Ltd.	23,582	31,469
Investments	Shares	Value
Schaeffler India Ltd.	234	$10,099
Sona Blw Precision Forgings Ltd.(a)	2,290	12,214
Sundram Fasteners Ltd.	1,040	10,815
Tube Investments of India Ltd.	262	7,620
UNO Minda Ltd.	605	8,655
ZF Commercial Vehicle Control Systems India Ltd.	32	5,297
Total Automobile Components		174,289
Automobiles – 2.6%
Bajaj Auto Ltd.	693	72,038
Eicher Motors Ltd.	2,194	178,502
Hero MotoCorp Ltd.	1,356	87,066
Mahindra & Mahindra Ltd.	23,335	963,003
Maruti Suzuki India Ltd.	3,024	561,772
Tata Motors Passenger Vehicles Limited	39,595	161,830
TVS Motor Co. Ltd.	3,248	134,424
Total Automobiles		2,158,635
Banks – 9.0%
AU Small Finance Bank Ltd.(a)	1,097	12,138
Axis Bank Ltd.	62,083	876,821
Bandhan Bank Ltd.(a)	6,998	11,354
Federal Bank Ltd.	4,575	13,596
HDFC Bank Ltd.	327,875	3,615,842
ICICI Bank Ltd.	151,245	2,259,772
IDFC First Bank Ltd.	11,215	10,682
IndusInd Bank Ltd.*	4,775	45,912
Karur Vysya Bank Ltd.	2,750	8,072
Kotak Mahindra Bank Ltd.	28,555	699,297
RBL Bank Ltd.(a)	3,249	11,416
Total Banks		7,564,902
Beverages – 0.1%
Radico Khaitan Ltd.	439	16,110
United Breweries Ltd.	487	8,787
United Spirits Ltd.	1,701	27,323
Varun Beverages Ltd.	13,427	73,178
Total Beverages		125,398
Biotechnology – 0.0%
Biocon Ltd.	2,359	10,338
Building Products – 0.0%
Astral Ltd.	472	7,291
Blue Star Ltd.	500	9,628
Kajaria Ceramics Ltd.	870	9,375
Total Building Products		26,294
Capital Markets – 0.1%
360 ONE WAM Ltd.	505	6,686
CRISIL Ltd.	145	6,972
HDFC Asset Management Co. Ltd.(a)	1,725	51,286
Kfin Technologies Ltd.	724	8,716

See Notes to Financial Statements.

38    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Multi Commodity Exchange of India Ltd.	80	$9,912
Nippon Life India Asset Management Ltd.(a)	877	8,583
Total Capital Markets		92,155
Chemicals – 0.6%
Aarti Industries Ltd.	1,429	5,945
Asian Paints Ltd.	7,802	240,407
Atul Ltd.	47	3,211
BASF India Ltd.	262	11,538
Berger Paints India Ltd.	1,329	7,934
Carborundum Universal Ltd.	259	2,466
Castrol India Ltd.	1,031	2,209
Coromandel International Ltd.	539	13,591
Deepak Nitrite Ltd.	839	16,165
EID Parry India Ltd.*	783	9,014
Gujarat Fluorochemicals Ltd.	87	3,549
Linde India Ltd.	185	12,258
Navin Fluorine International Ltd.	180	11,856
PI Industries Ltd.	351	12,646
Pidilite Industries Ltd.	1,944	32,063
Solar Industries India Ltd.	139	18,948
SRF Ltd.	1,066	36,470
Supreme Industries Ltd.	223	8,321
Tata Chemicals Ltd.	1,590	13,543
UPL Ltd.	1,483	13,120
Total Chemicals		475,254
Commercial Services & Supplies – 0.0%
CMS Info Systems Ltd.	2,279	8,608
Communications Equipment – 0.0%
Tejas Networks Ltd.(a)	1,612	8,065
Construction & Engineering – 1.0%
Kalpataru Projects International Ltd.	653	8,736
KEC International Ltd.	954	7,832
Larsen & Toubro Ltd.	17,478	794,080
NCC Ltd.	4,648	8,297
Praj Industries Ltd.	3,513	12,609
Voltas Ltd.	725	10,980
Total Construction & Engineering		842,534
Construction Materials – 0.7%
ACC Ltd.	163	3,151
Ambuja Cements Ltd.	3,874	23,980
Dalmia Bharat Ltd.	385	9,128
Grasim Industries Ltd.	5,735	180,512
JK Cement Ltd.	125	7,692
Ramco Cements Ltd.	850	9,992
Shree Cement Ltd.	29	8,575
UltraTech Cement Ltd.	2,540	333,017
Total Construction Materials		576,047
Consumer Staples Distribution & Retail – 0.1%
Avenue Supermarts Ltd.*(a)	1,898	79,869
Investments	Shares	Value
Diversified Telecommunication Services – 0.1%
Indus Towers Ltd.*	11,338	$52,824
Electric Utilities – 0.1%
Adani Energy Solutions Ltd.*	939	10,733
Tata Power Co. Ltd.	16,398	69,256
Torrent Power Ltd.	548	7,967
Total Electric Utilities		87,956
Electrical Equipment – 0.3%
ABB India Ltd.	235	13,518
Amara Raja Energy & Mobility Ltd.	811	8,207
CG Power & Industrial Solutions Ltd.	3,615	26,059
Finolex Cables Ltd.	1,461	12,186
GE Vernova T&D India Ltd.	348	12,129
Havells India Ltd.	634	10,051
Hitachi Energy India Ltd.	40	8,149
KEI Industries Ltd.	234	11,612
Polycab India Ltd.	228	19,327
Suzlon Energy Ltd.*	163,863	96,025
V-Guard Industries Ltd.	2,749	10,032
Total Electrical Equipment		227,295
Electronic Equipment, Instruments & Components – 0.0%
Kaynes Technology India Ltd.*	19	849
Redington Ltd.	2,826	8,563
Total Electronic Equipment, Instruments & Components		9,412
Entertainment – 0.0%
PVR Inox Ltd.*	965	10,900
Financial Services – 0.2%
Bajaj Finserv Ltd.	6,375	144,687
One 97 Communications Ltd.*	869	12,558
Total Financial Services		157,245
Food Products – 0.5%
Britannia Industries Ltd.	1,576	105,751
Kwality Wall’s India Ltd.*^	23,759	10,098
Marico Ltd.	1,283	10,715
Nestle India Ltd.	12,402	177,725
Patanjali Foods Ltd.	1,473	8,940
Tata Consumer Products Ltd.	9,048	119,996
Total Food Products		433,225
Gas Utilities – 0.0%
Adani Total Gas Ltd.	2,324	14,653
Health Care Providers & Services – 0.4%
Apollo Hospitals Enterprise Ltd.	1,440	112,831
Aster DM Healthcare Ltd.(a)	1,029	7,062
Dr. Lal PathLabs Ltd.(a)	560	9,237
Fortis Healthcare Ltd.	1,941	19,091
Global Health Ltd.	574	7,577
Krishna Institute of Medical Sciences Ltd.*(a)	1,004	6,798

See Notes to Financial Statements.

WisdomTree Trust    39

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Max Healthcare Institute Ltd.	12,188	$141,720
Narayana Hrudayalaya Ltd.	448	9,431
Total Health Care Providers & Services		313,747
Hotels, Restaurants & Leisure – 0.5%
Devyani International Ltd.*	4,540	7,473
Eternal Ltd.*	99,010	306,296
Indian Hotels Co. Ltd.	12,704	104,433
Jubilant Foodworks Ltd.	1,511	9,391
Total Hotels, Restaurants & Leisure		427,593
Household Durables – 0.1%
Amber Enterprises India Ltd.*	71	5,046
Crompton Greaves Consumer Electricals Ltd.	3,555	9,977
Dixon Technologies India Ltd.	278	37,432
Total Household Durables		52,455
Independent Power & Renewable Electricity Producers – 0.1%
Adani Green Energy Ltd.*	988	11,159
Adani Power Ltd.*	38,113	60,634
Jaiprakash Power Ventures Ltd.*	46,160	8,823
Reliance Power Ltd.*	11,240	4,358
Total Independent Power & Renewable Electricity Producers		84,974
Industrial Conglomerates – 0.0%
3M India Ltd.	17	6,642
Apar Industries Ltd.	60	5,586
Nava Ltd.	1,308	8,257
Siemens Ltd.	259	8,827
Total Industrial Conglomerates		29,312
Insurance – 0.4%
HDFC Life Insurance Co. Ltd.(a)	15,757	131,458
ICICI Lombard General Insurance Co. Ltd.(a)	1,875	40,932
ICICI Prudential Life Insurance Co. Ltd.(a)	1,508	11,212
Max Financial Services Ltd.*	900	16,741
PB Fintech Ltd.*	4,137	84,029
Star Health & Allied Insurance Co. Ltd.*	2,418	12,241
Total Insurance		296,613
Interactive Media & Services – 0.1%
Info Edge India Ltd.	4,364	64,752
IT Services – 4.5%
Coforge Ltd.	4,151	76,804
Cyient Ltd.	1,262	15,695
HCL Technologies Ltd.	25,525	461,004
Infosys Ltd.	100,196	1,800,820
LTIMindtree Ltd.(a)	731	49,315
Mphasis Ltd.	362	11,242
Persistent Systems Ltd.	1,269	88,554
Sonata Software Ltd.	3,102	12,419
Tata Consultancy Services Ltd.	26,404	941,890
Investments	Shares	Value
Tata Technologies Ltd.	2,243	$16,046
Tech Mahindra Ltd.	10,959	193,979
Wipro Ltd.	35,976	105,383
Total IT Services		3,773,151
Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	1,873	133,213
Syngene International Ltd.(a)	2,043	14,798
Total Life Sciences Tools & Services		148,011
Machinery – 0.1%
AIA Engineering Ltd.	342	15,287
Ashok Leyland Ltd.	7,282	14,518
Cummins India Ltd.	847	41,789
Elgi Equipments Ltd.	1,309	6,900
Escorts Kubota Ltd.	251	10,388
Thermax Ltd.	297	9,988
Timken India Ltd.	234	7,818
Titagarh Rail System Ltd.	920	9,130
Total Machinery		115,818
Media – 0.0%
Affle 3i Ltd.*	259	5,185
Zee Entertainment Enterprises Ltd.	4,169	4,173
Total Media		9,358
Metals & Mining – 1.2%
APL Apollo Tubes Ltd.	596	12,692
Hindalco Industries Ltd.	26,665	263,062
Jindal Saw Ltd.	4,999	9,340
Jindal Stainless Ltd.	1,401	13,082
Jindal Steel Ltd.	1,039	12,182
JSW Steel Ltd.	17,472	226,430
Lloyds Metals & Energy Ltd.	264	3,881
Ramkrishna Forgings Ltd.	1,261	7,340
Ratnamani Metals & Tubes Ltd.	500	13,243
Tata Steel Ltd.	144,892	290,302
Vedanta Ltd.	23,229	156,205
Welspun Corp. Ltd.	943	8,544
Total Metals & Mining		1,016,303
Oil, Gas & Consumable Fuels – 4.1%
Great Eastern Shipping Co. Ltd.	485	6,092
Reliance Industries Ltd.	196,460	3,432,609
Total Oil, Gas & Consumable Fuels		3,438,701
Passenger Airlines – 0.2%
InterGlobe Aviation Ltd.(a)	3,667	206,423
Personal Care Products – 0.7%
Colgate-Palmolive India Ltd.	455	10,508
Dabur India Ltd.	1,577	8,836
Emami Ltd.	1,567	9,216
Godrej Consumer Products Ltd.	2,089	28,407
See Notes to Financial Statements.

40    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Hindustan Unilever Ltd.	21,610	$556,819
Procter & Gamble Hygiene & Health Care Ltd.	87	12,555
Total Personal Care Products		626,341
Pharmaceuticals – 1.2%
Ajanta Pharma Ltd.	378	11,645
Alkem Laboratories Ltd.	189	11,579
Aurobindo Pharma Ltd.	1,098	14,452
Cipla Ltd.	9,395	157,975
Cohance Lifesciences Ltd.*	486	2,858
Dr. Reddy’s Laboratories Ltd.	9,949	140,735
Gland Pharma Ltd.(a)	343	6,571
GlaxoSmithKline Pharmaceuticals Ltd.	253	6,963
Glenmark Pharmaceuticals Ltd.	575	13,020
Ipca Laboratories Ltd.	713	11,256
JB Chemicals & Pharmaceuticals Ltd.	787	15,934
Laurus Labs Ltd.(a)	1,295	15,964
Lupin Ltd.	1,820	42,716
Mankind Pharma Ltd.	95	2,322
Neuland Laboratories Ltd.	25	4,221
Strides Pharma Science Ltd.	321	3,216
Sun Pharmaceutical Industries Ltd.	24,975	477,857
Torrent Pharmaceuticals Ltd.	392	16,791
Zydus Lifesciences Ltd.	1,193	12,136
Total Pharmaceuticals		968,211
Professional Services – 0.0%
Computer Age Management Services Ltd.	1,448	11,936
Firstsource Solutions Ltd.	2,497	9,329
Total Professional Services		21,265
Real Estate Management & Development – 0.1%
Brigade Enterprises Ltd.	367	3,614
DLF Ltd.	6,496	49,682
Godrej Properties Ltd.*	466	10,392
Lodha Developers Ltd.(a)	1,052	12,422
Oberoi Realty Ltd.	573	10,650
Phoenix Mills Ltd.	756	15,590
Prestige Estates Projects Ltd.	562	9,972
Total Real Estate Management & Development		112,322
Software – 0.1%
Birlasoft Ltd.	3,851	18,565
Intellect Design Arena Ltd.	589	6,363
KPIT Technologies Ltd.	772	10,071
Oracle Financial Services Software Ltd.	41	3,507
Tata Elxsi Ltd.	267	15,568
Total Software		54,074
Specialty Retail – 0.2%
FSN E-Commerce Ventures Ltd.*	4,432	13,075
Trent Ltd.	3,476	165,486
Total Specialty Retail		178,561
Investments	Shares	Value
Textiles, Apparel & Luxury Goods – 0.6%
Bata India Ltd.	1,261	$13,230
Kalyan Jewellers India Ltd.	464	2,506
KPR Mill Ltd.	851	8,923
Page Industries Ltd.	34	13,635
Swan Corp. Ltd.	2,704	14,105
Titan Co. Ltd.	9,413	424,311
Total Textiles, Apparel & Luxury Goods		476,710
Tobacco – 0.0%
Godfrey Phillips India Ltd.	116	3,565
Trading Companies & Distributors – 0.1%
Adani Enterprises Ltd.	4,291	106,927
IndiaMart InterMesh Ltd.(a)	602	14,893
Total Trading Companies & Distributors		121,820
Transportation Infrastructure – 0.3%
Adani Ports & Special Economic Zone Ltd.	14,630	239,245
GMR Airports Infrastructure Ltd.*	13,458	15,628
JSW Infrastructure Ltd.	1,648	5,222
Total Transportation Infrastructure		260,095
Wireless Telecommunication Services – 2.1%
Bharti Airtel Ltd.	75,742	1,774,404
Total India		27,720,389
Indonesia – 5.6%
Banks – 1.0%
Bank Central Asia Tbk. PT	1,676,100	811,665
Broadline Retail – 0.2%
GoTo Gojek Tokopedia Tbk. PT*	47,341,500	181,701
Chemicals – 0.6%
Barito Pacific Tbk. PT*	1,612,579	316,230
Chandra Asri Pacific Tbk. PT	491,700	206,411
Total Chemicals		522,641
Consumer Staples Distribution & Retail – 0.1%
Sumber Alfaria Trijaya Tbk. PT	786,400	93,142
Diversified Telecommunication Services – 0.1%
Sarana Menara Nusantara Tbk. PT	3,050,800	107,030
Food Products – 0.4%
Charoen Pokphand Indonesia Tbk. PT	465,000	125,766
Indofood CBP Sukses Makmur Tbk. PT	187,500	92,204
Indofood Sukses Makmur Tbk. PT	286,000	116,201
Total Food Products		334,171
Health Care Providers & Services – 0.2%
Medikaloka Hermina Tbk. PT	1,137,000	93,756
Mitra Keluarga Karyasehat Tbk. PT	535,900	76,488
Total Health Care Providers & Services		170,244
Independent Power & Renewable Electricity Producers – 0.5%
Barito Renewables Energy Tbk. PT*	681,300	396,318

See Notes to Financial Statements.

WisdomTree Trust    41

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Industrial Conglomerates – 0.4%
Astra International Tbk. PT	840,700	$337,792
Metals & Mining – 1.0%
Amman Mineral Internasional PT*	495,200	190,804
Bumi Resources Minerals Tbk. PT*	5,575,800	367,819
Merdeka Battery Materials Tbk. PT*	3,621,300	123,786
Merdeka Copper Gold Tbk. PT*	911,900	124,686
Total Metals & Mining		807,095
Oil, Gas & Consumable Fuels – 0.6%
Bumi Resources Tbk. PT*	14,958,200	328,318
United Tractors Tbk. PT	103,400	182,926
Total Oil, Gas & Consumable Fuels		511,244
Paper & Forest Products – 0.2%
Indah Kiat Pulp & Paper Tbk. PT	271,700	138,498
Pharmaceuticals – 0.1%
Kalbe Farma Tbk. PT	790,900	57,153
Real Estate Management & Development – 0.1%
Pantai Indah Kapuk Dua Tbk. PT	162,400	122,713
Wireless Telecommunication Services – 0.1%
Indosat Tbk. PT	697,300	97,016
Total Indonesia		4,688,423
Malaysia – 2.6%
Banks – 0.6%
Alliance Bank Malaysia Bhd.	112,400	139,877
Hong Leong Bank Bhd.	40,900	223,146
Hong Leong Financial Group Bhd.	22,200	104,271
Total Banks		467,294
Food Products – 0.6%
Nestle Malaysia Bhd.	4,900	137,654
PPB Group Bhd.	41,200	112,290
QL Resources Bhd.	129,400	120,854
United Plantations Bhd.	24,200	179,264
Total Food Products		550,062
Health Care Equipment & Supplies – 0.1%
Hartalega Holdings Bhd.*	185,300	45,206
Top Glove Corp. Bhd.	457,400	72,702
Total Health Care Equipment & Supplies		117,908
Hotels, Restaurants & Leisure – 0.1%
Genting Malaysia Bhd.	194,800	97,928
Industrial Conglomerates – 0.2%
Sunway Bhd.	130,046	180,103
Metals & Mining – 0.4%
Press Metal Aluminium Holdings Bhd.	171,800	301,433
Multi-Utilities – 0.3%
YTL Corp. Bhd.	264,960	133,198
YTL Power International Bhd.	148,740	121,323
Total Multi-Utilities		254,521
Investments	Shares	Value
Professional Services – 0.1%
Zetrix Ai Bhd.	411,200	$82,078
Specialty Retail – 0.2%
Mr. DIY Group M Bhd.(a)	347,400	130,981
Total Malaysia		2,182,308
Mexico – 10.4%
Banks – 1.2%
Banco del Bajio SA(a)	52,608	133,074
Grupo Financiero Banorte SAB de CV, Class O	79,089	734,343
Grupo Financiero Inbursa SAB de CV, Class O	76,068	184,337
Total Banks		1,051,754
Beverages – 1.2%
Arca Continental SAB de CV	21,537	233,440
Coca-Cola Femsa SAB de CV	22,515	214,224
Fomento Economico Mexicano SAB de CV	56,223	568,687
Total Beverages		1,016,351
Broadline Retail – 0.1%
El Puerto de Liverpool SAB de CV	18,699	104,272
Construction Materials – 0.7%
Cemex SAB de CV, Series CPO	524,678	603,192
Consumer Finance – 0.2%
Gentera SAB de CV	59,072	151,397
Consumer Staples Distribution & Retail – 0.9%
Grupo Comercial Chedraui SA de CV	15,660	107,411
La Comer SAB de CV	47,197	101,878
Wal-Mart de Mexico SAB de CV	171,522	535,472
Total Consumer Staples Distribution & Retail		744,761
Diversified REITs – 0.4%
Concentradora Fibra Danhos SA de CV	80,203	125,170
Fibra Uno Administracion SA de CV	123,591	185,529
Total Diversified REITs		310,699
Food Products – 0.6%
Gruma SAB de CV, Class B	9,059	156,315
Grupo Bimbo SAB de CV, Series A	65,124	214,140
Sigma Foods SAB de CV, Class A	186,223	163,027
Total Food Products		533,482
Hotels, Restaurants & Leisure – 0.1%
Alsea SAB de CV	40,262	120,633
Household Products – 0.2%
Kimberly-Clark de Mexico SAB de CV, Class A	78,876	168,461
Industrial Conglomerates – 0.2%
Grupo Carso SAB de CV, Series A1	24,437	160,299
Industrial REITs – 0.4%
FIBRA Macquarie Mexico(a)	61,863	116,745
Prologis Property Mexico SA de CV	49,588	208,065
Total Industrial REITs		324,810

See Notes to Financial Statements.

42    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Insurance – 0.2%
Qualitas Controladora SAB de CV(b)	12,199	$126,641
Media – 0.2%
Grupo Televisa SAB, Series CPO	218,090	127,243
Metals & Mining – 1.6%
Grupo Mexico SAB de CV, Series B	102,797	972,139
Industrias Penoles SAB de CV*	7,905	416,251
Total Metals & Mining		1,388,390
Real Estate Management & Development – 0.2%
Corp. Inmobiliaria Vesta SAB de CV	51,054	156,432
Transportation Infrastructure – 1.2%
Grupo Aeroportuario del Centro Norte SAB de CV	13,197	178,752
Grupo Aeroportuario del Pacifico SAB de CV, Class B	14,871	391,272
Grupo Aeroportuario del Sureste SAB de CV, Class B	7,472	240,698
Promotora y Operadora de Infraestructura SAB de CV	12,154	180,720
Total Transportation Infrastructure		991,442
Wireless Telecommunication Services – 0.8%
America Movil SAB de CV, Series B	614,054	636,270
Total Mexico		8,716,529
Philippines – 3.1%
Banks – 0.6%
Bank of the Philippine Islands	82,251	162,314
BDO Unibank, Inc.	78,265	179,059
Metropolitan Bank & Trust Co.	124,410	144,853
Total Banks		486,226
Beverages – 0.1%
Emperador, Inc.	409,800	111,449
Electric Utilities – 0.2%
Manila Electric Co.	17,750	173,178
Food Products – 0.2%
Monde Nissin Corp.(a)	885,400	87,287
Universal Robina Corp.	73,020	83,529
Total Food Products		170,816
Hotels, Restaurants & Leisure – 0.1%
Jollibee Foods Corp.	41,830	127,980
Independent Power & Renewable Electricity Producers – 0.1%
ACEN Corp.	1,488,000	68,795
Industrial Conglomerates – 0.7%
Aboitiz Equity Ventures, Inc.	169,300	80,574
Ayala Corp.	12,470	99,196
GT Capital Holdings, Inc.	9,130	92,336
JG Summit Holdings, Inc.	278,300	111,873
SM Investments Corp.	18,080	214,966
Total Industrial Conglomerates		598,945
Real Estate Management & Development – 0.4%
Ayala Land, Inc.	320,000	122,110
SM Prime Holdings, Inc.	493,700	190,909
Total Real Estate Management & Development		313,019
Investments	Shares	Value
Transportation Infrastructure – 0.4%
International Container Terminal Services, Inc.	33,330	$321,219
Wireless Telecommunication Services – 0.3%
Globe Telecom, Inc.	3,940	106,080
PLDT, Inc.	5,130	109,868
Total Wireless Telecommunication Services		215,948
Total Philippines		2,587,575
Poland – 3.3%
Banks – 1.3%
Alior Bank SA	5,221	160,397
Bank Millennium SA*	33,796	156,327
Bank Polska Kasa Opieki SA	6,430	366,821
mBank SA*	698	206,088
Santander Bank Polska SA	1,555	235,897
Total Banks		1,125,530
Broadline Retail – 0.3%
Allegro.eu SA*(a)	27,960	241,244
Construction & Engineering – 0.2%
Budimex SA	804	142,632
Consumer Staples Distribution & Retail – 0.2%
Dino Polska SA*(a)	18,990	218,413
Diversified Telecommunication Services – 0.2%
Orange Polska SA	50,118	142,051
Entertainment – 0.2%
CD Projekt SA	3,057	204,922
Metals & Mining – 0.2%
Grupa Kety SA	545	138,478
Software – 0.2%
Asseco Poland SA	2,433	154,566
Specialty Retail – 0.1%
CCC SA*	2,707	90,053
Textiles, Apparel & Luxury Goods – 0.4%
LPP SA	56	324,143
Total Poland		2,782,032
Romania – 0.3%
Real Estate Management & Development – 0.3%
NEPI Rockcastle NV*	27,385	241,044
Saudi Arabia – 6.3%
Banks – 2.7%
Al Rajhi Bank	60,662	1,576,876
Alinma Bank	43,384	281,994
Bank AlBilad	27,201	179,996
Bank Al-Jazira*	45,977	136,676
Saudi Awwal Bank	14,452	124,761
Total Banks		2,300,303
Chemicals – 0.2%
Advanced Petrochemical Co.*	14,530	112,884
Sahara International Petrochemical Co.(b)	19,285	77,123
Total Chemicals		190,007

See Notes to Financial Statements.

WisdomTree Trust    43

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Consumer Staples Distribution & Retail – 0.2%
Abdullah Al Othaim Markets Co.(b)	56,041	$91,589
Nahdi Medical Co.(b)	4,169	105,592
Total Consumer Staples Distribution & Retail		197,181
Diversified Consumer Services – 0.1%
National Co. for Learning & Education*	2,182	83,596
Electrical Equipment – 0.2%
Riyadh Cables Group Co.	3,694	128,524
Food Products – 0.4%
Almarai Co. JSC	16,699	192,599
Saudia Dairy & Foodstuff Co.(b)	1,171	77,113
Savola Group*(b)	12,497	72,934
Total Food Products		342,646
Gas Utilities – 0.1%
National Gas & Industrialization Co.	3,909	98,798
Health Care Providers & Services – 0.8%
Dallah Healthcare Co.(b)	3,431	114,800
Dr. Sulaiman Al Habib Medical Services Group Co.	3,650	250,093
Mouwasat Medical Services Co.	4,863	86,413
National Medical Care Co.	2,680	101,961
Saudi Chemical Co. Holding(b)	56,776	97,029
Total Health Care Providers & Services		650,296
Hotels, Restaurants & Leisure – 0.1%
Leejam Sports Co. JSC(b)	2,174	57,671
Industrial Conglomerates – 0.1%
Astra Industrial Group(b)	2,562	96,789
Insurance – 0.1%
Al Rajhi Co. for Co.-operative Insurance*(b)	2,698	55,962
Bupa Arabia for Cooperative Insurance Co.(b)	1,330	49,253
Total Insurance		105,215
Media – 0.1%
Saudi Research & Media Group*(b)	2,390	79,331
Pharmaceuticals – 0.1%
Jamjoom Pharmaceuticals Factory Co.	2,659	100,879
Real Estate Management & Development – 0.3%
Arabian Centres Co.(a)	23,064	116,095
Dar Al Arkan Real Estate Development Co.*(b)	28,387	120,638
Total Real Estate Management & Development		236,733
Specialty Retail – 0.3%
Aldrees Petroleum & Transport Services Co.	3,235	110,312
Jarir Marketing Co.(b)	41,965	142,986
Total Specialty Retail		253,298
Wireless Telecommunication Services – 0.5%
Etihad Etisalat Co.	16,163	284,408
Mobile Telecommunications Co. Saudi Arabia(b)	30,615	85,132
Total Wireless Telecommunication Services		369,540
Total Saudi Arabia		5,290,807
Investments	Shares	Value
South Africa – 10.1%
Banks – 2.6%
Absa Group Ltd.	30,968	$447,344
Capitec Bank Holdings Ltd.	2,961	742,627
Nedbank Group Ltd.	16,267	261,391
Standard Bank Group Ltd.	44,752	784,308
Total Banks		2,235,670
Broadline Retail – 0.2%
Woolworths Holdings Ltd.	43,883	148,307
Capital Markets – 0.3%
Investec Ltd.	16,498	121,649
PSG Financial Services Ltd.	83,292	136,977
Total Capital Markets		258,626
Consumer Staples Distribution & Retail – 0.6%
Clicks Group Ltd.	10,614	215,592
Shoprite Holdings Ltd.	18,465	301,134
Total Consumer Staples Distribution & Retail		516,726
Financial Services – 1.1%
FirstRand Ltd.	164,624	901,607
Food Products – 0.2%
Tiger Brands Ltd.	8,699	192,239
Insurance – 1.3%
Discovery Ltd.	22,079	303,243
Momentum Group Ltd.	74,906	172,867
Old Mutual Ltd.	241,713	217,352
Sanlam Ltd.	62,725	372,830
Total Insurance		1,066,292
Metals & Mining – 2.7%
African Rainbow Minerals Ltd.	9,936	119,268
Harmony Gold Mining Co. Ltd.	20,009	407,039
Impala Platinum Holdings Ltd.	32,857	519,525
Kumba Iron Ore Ltd.	5,825	123,411
Sibanye Stillwater Ltd.*	115,093	420,225
Valterra Platinum Ltd.	7,892	671,349
Total Metals & Mining		2,260,817
Oil, Gas & Consumable Fuels – 0.2%
Exxaro Resources Ltd.	14,936	161,348
Paper & Forest Products – 0.1%
Sappi Ltd.	57,745	85,555
Retail REITs – 0.1%
Resilient REIT Ltd.	26,952	130,124
Specialty Retail – 0.4%
Mr. Price Group Ltd.	14,010	147,946
Pepkor Holdings Ltd.(a)	104,977	167,571
Total Specialty Retail		315,517
Wireless Telecommunication Services – 0.3%
Vodacom Group Ltd.	25,694	219,120
Total South Africa		8,491,948
See Notes to Financial Statements.

44    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
Thailand – 5.1%
Banks – 0.9%
Bangkok Bank PCL, NVDR	32,400	$174,315
Kasikornbank PCL, NVDR	48,600	300,038
Tisco Financial Group PCL, NVDR	34,800	122,057
TMBThanachart Bank PCL, NVDR	2,572,300	164,928
Total Banks		761,338
Beverages – 0.2%
Carabao Group PCL, NVDR	60,700	83,811
Osotspa PCL, NVDR	196,200	100,264
Total Beverages		184,075
Broadline Retail – 0.1%
Central Retail Corp. PCL, NVDR	191,400	109,354
Chemicals – 0.1%
Indorama Ventures PCL, NVDR	166,500	85,087
Consumer Staples Distribution & Retail – 0.3%
CP ALL PCL, NVDR	175,200	241,904
Containers & Packaging – 0.1%
SCG Packaging PCL, NVDR	165,000	89,557
Diversified Telecommunication Services – 0.3%
True Corp. PCL, NVDR	702,396	243,013
Electronic Equipment, Instruments & Components – 0.9%
Delta Electronics Thailand PCL, NVDR	139,400	765,472
Food Products – 0.2%
Charoen Pokphand Foods PCL, NVDR	200,000	138,391
Health Care Providers & Services – 0.3%
Bangkok Dusit Medical Services PCL, NVDR	213,554	130,824
Bumrungrad Hospital PCL, NVDR	26,300	131,479
Total Health Care Providers & Services		262,303
Hotels, Restaurants & Leisure – 0.2%
Minor International PCL, NVDR	163,100	125,800
Independent Power & Renewable Electricity Producers – 0.4%
Gulf Development PCL, NVDR*	265,897	352,363
Insurance – 0.1%
Thai Life Insurance PCL, NVDR	313,500	99,010
Real Estate Management & Development – 0.3%
Central Pattana PCL, NVDR	84,700	148,538
WHA Corp. PCL, NVDR	917,300	95,500
Total Real Estate Management & Development		244,038
Specialty Retail – 0.2%
Home Product Center PCL, NVDR	448,700	94,710
Siam Global House PCL, NVDR	486,600	98,077
Total Specialty Retail		192,787
Wireless Telecommunication Services – 0.5%
Advanced Info Service PCL, NVDR	38,400	381,501
Total Thailand		4,275,993
Investments	Shares	Value
Turkey – 2.7%
Automobiles – 0.1%
Ford Otomotiv Sanayi AS	51,199	$110,408
Banks – 0.9%
Akbank TAS	122,046	198,278
Haci Omer Sabanci Holding AS	73,172	143,486
Turkiye Garanti Bankasi AS	40,130	134,035
Turkiye Is Bankasi AS, Class C(b)	435,882	142,947
Yapi ve Kredi Bankasi AS*	172,589	145,498
Total Banks		764,244
Beverages – 0.2%
Anadolu Efes Biracilik ve Malt Sanayii AS(b)	249,112	91,089
Coca-Cola Icecek AS	65,751	89,986
Total Beverages		181,075
Chemicals – 0.1%
Sasa Polyester Sanayi AS*(b)	1,200,531	77,681
Consumer Staples Distribution & Retail – 0.4%
BIM Birlesik Magazalar AS	17,990	224,645
Migros Ticaret AS	6,760	82,132
Total Consumer Staples Distribution & Retail		306,777
Industrial Conglomerates – 0.5%
AG Anadolu Grubu Holding AS	133,609	89,251
KOC Holding AS(b)	48,526	190,652
Turkiye Sise ve Cam Fabrikalari AS(b)	110,899	99,067
Total Industrial Conglomerates		378,970
Oil, Gas & Consumable Fuels – 0.2%
Turkiye Petrol Rafinerileri AS	47,629	204,422
Passenger Airlines – 0.1%
Pegasus Hava Tasimaciligi AS*(b)	15,613	69,663
Transportation Infrastructure – 0.1%
TAV Havalimanlari Holding AS*(b)	14,187	98,484
Wireless Telecommunication Services – 0.1%
Turkcell Iletisim Hizmetleri AS	58,241	126,204
Total Turkey		2,317,928
United States – 0.1%
Construction Materials – 0.1%
GCC SAB de CV	12,400	125,948
TOTAL COMMON STOCKS (Cost: $73,705,907)		84,432,833
PREFERRED STOCKS – 0.0%
Brazil – 0.0%
Localiza Rent a Car SA*	1,352	10,242
India – 0.0%
TVS Motor Co. Ltd., 6.00%^	14,536	1,617
TOTAL PREFERRED STOCKS (Cost: $10,681)		11,859

See Notes to Financial Statements.

WisdomTree Trust    45

Schedule of Investments (unaudited) (continued) WisdomTree True Emerging Markets Fund (XC) December 31, 2025
Investments	Shares	Value
RIGHTS – 0.0%
India – 0.0%
Adani Enterprises Ltd.*^ (Cost: $0)	514	$2,379
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c) (Cost: $72,144)	72,144	72,144
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.7%
United States – 1.7%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c) (Cost: $1,417,570)	1,417,570	1,417,570
TOTAL INVESTMENTS IN SECURITIES – 102.1% (Cost: $75,206,302)		85,936,785
Other Liabilities less Assets – (2.1)%		(1,784,265)
NET ASSETS – 100.0%		$84,152,520

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $14,094, which represents 0.0% of net assets.

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,333,802 and the total market value of the collateral held by the Fund was $1,417,570.

(c)   Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
IDR	Indonesian rupiah
THB	Thai baht
USD	United States dollar
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/6/2026	6,658	USD	210,000	THB	$—	$(7)
HSBC Holdings PLC	1/2/2026	6,198	USD	104,000,000	IDR	—	(39)
						$—	$(46)

See Notes to Financial Statements.

46    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree True Emerging Markets Fund (XC) December 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
India	$27,710,291	$—	$10,098*	$27,720,389
Other	56,712,444	—	—	56,712,444
Preferred Stocks
India	—	—	1,617*	1,617
Other	10,242	—	—	10,242
Rights	—	—	2,379*	2,379
Mutual Fund	—	72,144	—	72,144
Investment of Cash Collateral for Securities Loaned	—	1,417,570	—	1,417,570
Total Investments in Securities	$84,432,977	$1,489,714	$14,094	$85,936,785
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(46)	$—	$(46)
Total – Net	$84,432,977	$1,489,668	$14,094	$85,936,739

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    47

Schedule of Investments (unaudited) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 96.2%
Canada – 0.2%
Barrick North America Finance LLC 5.75%, 5/1/43	$29,000	$29,549
Canadian Pacific Railway Co. 4.70%, 5/1/48	7,000	6,194
Total Canada		35,743
Germany – 0.8%
Deutsche Bank AG 5.30%, 5/9/31, (5.297% fixed rate until 5/9/30; Secured Overnight Financing Rate + 1.72% thereafter)(a)	150,000	153,777
United Kingdom – 0.5%
BAT Capital Corp.
4.39%, 8/15/37	6,000	5,530
4.54%, 8/15/47	16,000	13,312
4.76%, 9/6/49	7,000	5,930
RELX Capital, Inc. 4.00%, 3/18/29	29,000	28,916
Reynolds American, Inc. 5.85%, 8/15/45	30,000	29,569
Total United Kingdom		83,257
United States – 94.7%
3M Co.
3.38%, 3/1/29	52,000	50,996
3.13%, 9/19/46	9,000	6,248
AbbVie, Inc.
4.25%, 11/14/28	54,000	54,598
3.20%, 11/21/29	7,000	6,791
4.50%, 5/14/35	14,000	13,761
4.88%, 11/14/48	8,000	7,304
4.25%, 11/21/49	10,000	8,261
Aetna, Inc. 6.63%, 6/15/36	6,000	6,616
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	44,000	43,789
1.88%, 2/1/33(b)	12,000	9,834
2.95%, 3/15/34(b)	21,000	18,008
Allstate Corp.
5.55%, 5/9/35	31,000	32,578
3.85%, 8/10/49	11,000	8,419
Ally Financial, Inc.
7.10%, 11/15/27	77,000	80,925
2.20%, 11/2/28	6,000	5,680
Altria Group, Inc.
4.80%, 2/14/29	18,000	18,317
5.63%, 2/6/35	52,000	54,092
5.80%, 2/14/39	19,000	19,600
5.95%, 2/14/49(b)	20,000	20,047
Investments	Principal Amount	Value
Amazon.com, Inc.
3.45%, 4/13/29	$61,000	$60,276
4.25%, 8/22/57	7,000	5,628
2.70%, 6/3/60	9,000	5,113
Amcor Finance USA, Inc. 3.63%, 4/28/26	39,000	38,937
Ameren Corp. 3.50%, 1/15/31(b)	80,000	76,994
American Electric Power Co., Inc. 4.30%, 12/1/28, Series J	9,000	9,075
American Express Co. 5.28%, 7/26/35, (5.284% fixed rate until 7/26/34; Secured Overnight Financing Rate + 1.42% thereafter)(a)	44,000	45,398
American Homes 4 Rent LP 5.50%, 2/1/34	17,000	17,591
American Honda Finance Corp. 1.30%, 9/9/26	49,000	48,137
American International Group, Inc. 4.38%, 6/30/50	47,000	39,403
American Water Capital Corp. 4.30%, 12/1/42	10,000	8,752
Amgen, Inc.
5.15%, 3/2/28	123,000	125,869
5.25%, 3/2/33	67,000	69,431
5.60%, 3/2/43	22,000	22,154
4.66%, 6/15/51	70,000	60,057
5.65%, 3/2/53(b)	9,000	8,839
Amphenol Corp. 2.80%, 2/15/30	20,000	19,003
Aon Corp./Aon Global Holdings PLC 2.05%, 8/23/31	11,000	9,721
Apple, Inc.
1.65%, 2/8/31	6,000	5,355
3.85%, 5/4/43	7,000	5,922
4.65%, 2/23/46	54,000	49,695
Arizona Public Service Co. 6.35%, 12/15/32	9,000	9,837
Athene Holding Ltd. 6.25%, 4/1/54	25,000	24,448
Atmos Energy Corp. 1.50%, 1/15/31	9,000	7,899
AutoZone, Inc. 1.65%, 1/15/31	66,000	57,867
Avery Dennison Corp. 2.65%, 4/30/30	32,000	29,882
Bank of America Corp.
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	32,000	31,591
3.25%, 10/21/27	10,000	9,913

See Notes to Financial Statements.

48    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	$138,000	$136,415
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	158,000	152,664
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month Secured Overnight Financing Rate + 1.252% thereafter)(a)	49,000	45,675
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(a)	230,000	214,438
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(a)	48,000	43,149
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(a)	10,000	9,983
5.02%, 7/22/33, (5.015% fixed rate until 7/22/32; Secured Overnight Financing Rate + 2.16% thereafter)(a)	2,000	2,042
5.29%, 4/25/34, (5.288% fixed rate until 4/25/33; Secured Overnight Financing Rate + 1.91% thereafter)(a)	43,000	44,390
5.47%, 1/23/35, (5.468% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.65% thereafter)(a)	60,000	62,560
5.52%, 10/25/35, (5.518% fixed rate until 10/25/34; Secured Overnight Financing Rate + 1.738% thereafter)(a)	89,000	91,339
5.74%, 2/12/36, (5.744% fixed rate until 2/12/35; Secured Overnight Financing Rate + 1.697% thereafter)(a)	44,000	45,911
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.00% thereafter)(a)	3,000	2,832
Bank of New York Mellon Corp.
2.45%, 8/17/26	10,000	9,916
3.30%, 8/23/29	85,000	82,650
Becton Dickinson & Co. 3.79%, 5/20/50	25,000	18,732
Berkshire Hathaway Energy Co.
1.65%, 5/15/31	53,000	46,203
6.13%, 4/1/36	15,000	16,315
Berkshire Hathaway Finance Corp. 3.85%, 3/15/52	5,000	3,861
Biogen, Inc. 3.15%, 5/1/50(b)	13,000	8,442
BlackRock Funding, Inc. 5.25%, 3/14/54	18,000	17,289
Blackstone Private Credit Fund 6.00%, 11/22/34	45,000	45,515
Investments	Principal Amount	Value
Blackstone Secured Lending Fund 2.85%, 9/30/28	$40,000	$37,834
Blue Owl Capital Corp. 3.40%, 7/15/26	37,000	36,769
Booking Holdings, Inc. 3.55%, 3/15/28	31,000	30,763
BorgWarner, Inc. 4.38%, 3/15/45	33,000	27,700
Boston Scientific Corp. 4.70%, 3/1/49	10,000	8,997
BP Capital Markets America, Inc. 4.23%, 11/6/28	51,000	51,369
Brighthouse Financial, Inc.
5.63%, 5/15/30(b)	9,000	9,135
4.70%, 6/22/47	4,000	2,947
Bristol-Myers Squibb Co.
4.13%, 6/15/39	114,000	103,700
4.25%, 10/26/49	31,000	25,373
Broadcom, Inc.
2.45%, 2/15/31	26,000	23,792
4.30%, 11/15/32	18,000	17,766
3.42%, 4/15/33	142,000	131,551
3.47%, 4/15/34	21,000	19,197
Broadridge Financial Solutions, Inc. 3.40%, 6/27/26	136,000	135,559
Brown & Brown, Inc. 4.20%, 3/17/32	31,000	29,998
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	32,000	31,438
5.40%, 6/1/41	25,000	25,391
Campbell’s Company/The 2.38%, 4/24/30	20,000	18,399
Capital One Financial Corp.
3.75%, 7/28/26	42,000	41,911
3.80%, 1/31/28	146,000	145,432
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	44,000	45,207
Cardinal Health, Inc. 5.35%, 11/15/34	44,000	45,394
Carrier Global Corp. 3.38%, 4/5/40	76,000	61,489
Caterpillar, Inc. 2.60%, 4/9/30(b)	53,000	50,166
Cencora, Inc. 2.80%, 5/15/30	33,000	31,087
CF Industries, Inc. 4.95%, 6/1/43	40,000	35,875
Charles Schwab Corp. 1.15%, 5/13/26	132,000	130,714

See Notes to Financial Statements.

WisdomTree Trust    49

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
Cheniere Energy Partners LP 5.75%, 8/15/34	$43,000	$44,962
Cheniere Energy, Inc. 5.65%, 4/15/34	43,000	44,657
Chubb INA Holdings LLC 6.50%, 5/15/38, Series 1	23,000	26,117
Cigna Group
4.38%, 10/15/28	14,000	14,127
5.40%, 3/15/33	20,000	20,850
4.80%, 8/15/38	37,000	35,491
4.90%, 12/15/48	10,000	8,928
3.40%, 3/15/51(b)	12,000	8,347
5.60%, 2/15/54	27,000	26,248
Cisco Systems, Inc. 5.50%, 1/15/40	6,000	6,230
Citigroup, Inc.
4.30%, 11/20/26	17,000	17,042
4.45%, 9/29/27	21,000	21,139
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month Secured Overnight Financing Rate + 1.825% thereafter)(a)	12,000	11,980
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	37,000	36,983
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(a)	27,000	27,004
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(a)	22,000	19,977
6.63%, 6/15/32	119,000	131,933
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(a)	57,000	52,252
6.27%, 11/17/33, (6.27% fixed rate until 11/17/32; Secured Overnight Financing Rate + 2.338% thereafter)(a)	25,000	27,247
6.17%, 5/25/34, (6.174% fixed rate until 5/25/33; Secured Overnight Financing Rate + 2.661% thereafter)(a)	43,000	45,794
5.83%, 2/13/35, (5.827% fixed rate until 2/13/34; Secured Overnight Financing Rate + 2.056% thereafter)(a)	52,000	54,133
6.02%, 1/24/36, (6.02% fixed rate until 1/24/35; Secured Overnight Financing Rate + 1.83% thereafter)(a)	52,000	54,574
Citizens Financial Group, Inc. 3.25%, 4/30/30	41,000	39,210
Clorox Co. 4.60%, 5/1/32	9,000	9,096
Coca-Cola Co.
2.25%, 1/5/32(b)	30,000	27,127
3.00%, 3/5/51	16,000	10,711
Investments	Principal Amount	Value
Comcast Corp.
3.15%, 2/15/28	$47,000	$46,280
4.15%, 10/15/28	9,000	9,049
4.25%, 10/15/30	12,000	12,009
1.50%, 2/15/31(b)	51,000	44,358
4.25%, 1/15/33	41,000	40,114
2.89%, 11/1/51	56,000	32,868
2.94%, 11/1/56	135,000	76,068
2.99%, 11/1/63	29,000	15,745
Conagra Brands, Inc. 7.00%, 10/1/28	9,000	9,599
Connecticut Light & Power Co. 4.30%, 4/15/44	31,000	26,634
ConocoPhillips Co.
5.90%, 5/15/38	54,000	57,815
4.03%, 3/15/62	11,000	8,031
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38, Series 08-B	55,000	63,040
4.50%, 5/15/58	21,000	17,272
3.60%, 6/15/61(b)	6,000	4,128
Constellation Energy Generation LLC 6.50%, 10/1/53	24,000	26,216
Continental Resources, Inc. 4.38%, 1/15/28	40,000	39,934
Corebridge Financial, Inc.
6.88%, 12/15/52, (6.875% fixed rate until 12/15/27; 5-year Constant Maturity Treasury Rate + 3.846% thereafter)(a)	72,000	73,777
Corning, Inc. 5.45%, 11/15/79	11,000	10,086
CSX Corp.
4.25%, 3/15/29	68,000	68,599
6.00%, 10/1/36	7,000	7,612
4.25%, 11/1/66	8,000	6,165
CubeSmart LP 2.50%, 2/15/32	11,000	9,742
CVS Health Corp.
4.30%, 3/25/28	9,000	9,035
4.78%, 3/25/38	88,000	83,233
5.13%, 7/20/45	106,000	95,892
Dell International LLC/EMC Corp.
6.02%, 6/15/26	13,000	13,056
5.30%, 10/1/29	44,000	45,427
3.38%, 12/15/41	8,000	6,094
Devon Energy Corp.
4.50%, 1/15/30(b)	47,000	47,195
5.60%, 7/15/41(b)	45,000	43,612
Diamondback Energy, Inc.
6.25%, 3/15/33	38,000	41,011
4.25%, 3/15/52(b)	6,000	4,683
5.75%, 4/18/54(b)	45,000	42,627
See Notes to Financial Statements.

50    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
Discover Financial Services
7.96%, 11/2/34, (7.964% fixed rate until 11/2/33; Secured Overnight Financing Index + 3.37% thereafter)(a)	$16,000	$18,881
Dominion Energy, Inc.
3.38%, 4/1/30, Series C	38,000	36,685
7.00%, 6/1/54, Series B, (7.00% fixed rate until 6/1/34; 5-year Constant Maturity Treasury Rate + 2.511% thereafter)(a)	33,000	35,798
Dow Chemical Co.
7.38%, 11/1/29(b)	25,000	27,577
2.10%, 11/15/30	29,000	25,698
5.35%, 3/15/35	45,000	44,622
DTE Electric Co. 3.00%, 3/1/32, Series A	60,000	55,551
Duke Energy Corp.
2.65%, 9/1/26	84,000	83,326
4.50%, 8/15/32(b)	126,000	125,781
Duke Energy Florida LLC 4.20%, 7/15/48	7,000	5,703
Duke Energy Progress LLC
3.70%, 10/15/46	58,000	44,346
4.00%, 4/1/52	10,000	7,776
Eastern Gas Transmission & Storage, Inc. 4.80%, 11/1/43	5,000	4,445
Eastman Chemical Co. 5.63%, 2/20/34	17,000	17,560
eBay, Inc. 4.00%, 7/15/42	59,000	48,993
Ecolab, Inc. 4.80%, 3/24/30	17,000	17,446
Elevance Health, Inc.
3.65%, 12/1/27	81,000	80,646
4.65%, 1/15/43	8,000	7,182
4.55%, 5/15/52	10,000	8,295
6.10%, 10/15/52	16,000	16,524
5.13%, 2/15/53	18,000	16,284
5.70%, 2/15/55	52,000	50,852
Energy Transfer LP 6.63%, 10/15/36	20,000	21,750
Entergy Corp. 2.95%, 9/1/26	23,000	22,837
Entergy Louisiana LLC 4.00%, 3/15/33	24,000	23,177
Entergy Texas, Inc. 5.25%, 4/15/35	43,000	44,158
Enterprise Products Operating LLC
2.80%, 1/31/30	62,000	58,925
4.85%, 3/15/44	19,000	17,393
4.80%, 2/1/49	64,000	56,548
3.95%, 1/31/60	10,000	7,335
Investments	Principal Amount	Value
Equitable Holdings, Inc. 4.35%, 4/20/28	$15,000	$15,064
ERP Operating LP 1.85%, 8/1/31	41,000	36,180
Essential Utilities, Inc. 4.28%, 5/1/49	42,000	34,056
Essex Portfolio LP 2.65%, 3/15/32	10,000	8,926
Evergy, Inc. 2.90%, 9/15/29	7,000	6,679
Eversource Energy 3.30%, 1/15/28, Series M	92,000	90,435
Exelon Corp.
4.10%, 3/15/52	38,000	29,384
5.60%, 3/15/53	27,000	26,224
Extra Space Storage LP
2.40%, 10/15/31	11,000	9,778
2.35%, 3/15/32	43,000	37,663
Exxon Mobil Corp.
4.33%, 3/19/50	54,000	45,483
3.45%, 4/15/51	6,000	4,323
FedEx Corp. 4.20%, 10/17/28	19,000	18,983
Fifth Third Bancorp
5.63%, 1/29/32, (5.631% fixed rate until 1/29/31; Secured Overnight Financing Rate + 1.84% thereafter)(a)	26,000	27,298
8.25%, 3/1/38	43,000	52,879
Fiserv, Inc. 5.63%, 8/21/33	59,000	60,860
Fortune Brands Innovations, Inc. 4.00%, 3/25/32	39,000	37,415
Fox Corp. 3.50%, 4/8/30(b)	84,000	81,572
General Dynamics Corp. 4.25%, 4/1/40	10,000	9,181
General Electric Co.
6.75%, 3/15/32, Series A	25,000	28,326
6.88%, 1/10/39	10,000	11,805
General Mills, Inc.
4.20%, 4/17/28	42,000	42,143
5.50%, 10/17/28	17,000	17,645
Georgia Power Co. 5.13%, 5/15/52	39,000	36,438
Gilead Sciences, Inc.
4.60%, 9/1/35	64,000	63,356
4.15%, 3/1/47	21,000	17,463
GlaxoSmithKline Capital, Inc. 6.38%, 5/15/38	29,000	32,589
Global Payments, Inc. 2.90%, 5/15/30	18,000	16,695

See Notes to Financial Statements.

WisdomTree Trust    51

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
Goldman Sachs Group, Inc.
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	$46,000	$46,098
3.10%, 2/24/33, (3.102% fixed rate until 2/24/32; Secured Overnight Financing Rate + 1.41% thereafter)(a)	53,000	48,828
6.75%, 10/1/37	40,000	44,728
Halliburton Co.
2.92%, 3/1/30	55,000	52,103
5.00%, 11/15/45(b)	19,000	17,000
Hartford Insurance Group, Inc. 6.10%, 10/1/41	7,000	7,492
Hasbro, Inc. 3.50%, 9/15/27	10,000	9,897
HCA, Inc.
4.50%, 2/15/27	62,000	62,139
4.13%, 6/15/29	164,000	163,517
5.25%, 6/15/49	16,000	14,504
4.63%, 3/15/52	107,000	87,352
Healthpeak OP LLC 3.50%, 7/15/29	41,000	39,885
Hess Corp. 5.60%, 2/15/41	35,000	36,249
Home Depot, Inc.
4.88%, 2/15/44	9,000	8,422
4.40%, 3/15/45	8,000	6,962
4.50%, 12/6/48	99,000	85,657
Honeywell International, Inc. 5.70%, 3/15/37	35,000	37,157
HP, Inc.
3.00%, 6/17/27	51,000	50,237
2.65%, 6/17/31	22,000	19,844
6.00%, 9/15/41(b)	12,000	12,152
Humana, Inc.
3.13%, 8/15/29(b)	74,000	71,002
5.75%, 4/15/54	27,000	25,495
Huntington Bancshares, Inc. 2.55%, 2/4/30	86,000	80,264
Indiana Michigan Power Co. 4.55%, 3/15/46, Series K	140,000	121,928
Intel Corp.
2.00%, 8/12/31	21,000	18,426
4.15%, 8/5/32	21,000	20,271
4.90%, 8/5/52	23,000	19,079
Intercontinental Exchange, Inc.
4.60%, 3/15/33(b)	15,000	15,194
3.00%, 6/15/50	13,000	8,545
International Business Machines Corp. 4.25%, 5/15/49	100,000	80,888
Investments	Principal Amount	Value
International Paper Co.
5.00%, 9/15/35	$42,000	$41,729
4.80%, 6/15/44	3,000	2,648
Jabil, Inc. 3.00%, 1/15/31	41,000	38,210
Jefferies Financial Group, Inc. 4.85%, 1/15/27	25,000	25,178
JM Smucker Co.
5.90%, 11/15/28	25,000	26,216
4.25%, 3/15/35	7,000	6,608
John Deere Capital Corp. 2.45%, 1/9/30	70,000	66,197
Johnson & Johnson 4.38%, 12/5/33	6,000	6,090
JPMorgan Chase & Co.
1.58%, 4/22/27, (1.578% fixed rate until 4/22/26; Secured Overnight Financing Rate + 0.885% thereafter)(a)	47,000	46,635
3.63%, 12/1/27	25,000	24,886
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	38,000	38,153
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	43,000	43,564
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	36,000	36,121
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	34,000	35,021
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(a)	118,000	119,433
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; 3-month Secured Overnight Financing Rate + 3.79% thereafter)(a)	23,000	23,208
2.96%, 5/13/31, (2.956% fixed rate until 5/13/30; 3-month Secured Overnight Financing Rate + 2.515% thereafter)(a)	50,000	47,240
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; 3-month Secured Overnight Financing Rate + 1.25% thereafter)(a)	26,000	23,777
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(a)	3,000	3,059
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(a)	34,000	36,048
5.35%, 6/1/34, (5.35% fixed rate until 6/1/33; Secured Overnight Financing Rate + 1.845% thereafter)(a)	44,000	45,770

See Notes to Financial Statements.

52    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
5.34%, 1/23/35, (5.336% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.62% thereafter)(a)	$43,000	$44,612
4.95%, 10/22/35, (4.946% fixed rate until 10/22/34; Secured Overnight Financing Rate + 1.34% thereafter)(a)(b)	45,000	45,475
6.40%, 5/15/38	11,000	12,462
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; 3-month Secured Overnight Financing Rate + 1.51% thereafter)(a)	12,000	8,654
Kellanova 4.50%, 4/1/46	10,000	8,834
Kenvue, Inc. 5.05%, 3/22/53	46,000	42,023
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	37,000	35,622
4.50%, 4/15/52(b)	21,000	17,014
KeyCorp
2.55%, 10/1/29	10,000	9,450
4.79%, 6/1/33, (4.789% fixed rate until 6/1/32; Secured Overnight Financing Index + 2.06% thereafter)(a)	24,000	24,006
Kilroy Realty LP 2.65%, 11/15/33	36,000	29,579
Kimberly-Clark Corp. 2.88%, 2/7/50	7,000	4,622
Kimco Realty OP LLC 2.80%, 10/1/26	40,000	39,659
KLA Corp. 3.30%, 3/1/50	7,000	4,886
Kraft Heinz Foods Co.
6.50%, 2/9/40	87,000	93,958
4.38%, 6/1/46	10,000	8,280
Kroger Co.
5.15%, 8/1/43	2,000	1,883
4.45%, 2/1/47	8,000	6,748
5.50%, 9/15/54	54,000	51,576
L3Harris Technologies, Inc. 5.05%, 4/27/45	5,000	4,792
Laboratory Corp. of America Holdings 1.55%, 6/1/26	36,000	35,633
Lear Corp. 3.50%, 5/30/30	37,000	35,561
Leidos, Inc. 4.38%, 5/15/30	39,000	38,969
Lincoln National Corp. 3.80%, 3/1/28	36,000	35,821
Lockheed Martin Corp. 4.50%, 5/15/36(b)	74,000	72,657
Louisville Gas & Electric Co. 5.45%, 4/15/33, Series LOU	31,000	32,470
Investments	Principal Amount	Value
Lowe’s Cos., Inc.
4.05%, 5/3/47	$28,000	$22,186
4.45%, 4/1/62	54,000	42,414
LYB International Finance III LLC
2.25%, 10/1/30	53,000	47,271
4.20%, 5/1/50	10,000	7,154
M&T Bank Corp.
5.05%, 1/27/34, (5.053% fixed rate until 1/27/33; Secured Overnight Financing Rate + 1.85% thereafter)(a)	60,000	60,428
Marathon Petroleum Corp. 6.50%, 3/1/41	17,000	18,126
Markel Group, Inc. 5.00%, 5/20/49	10,000	8,860
Marriott International, Inc. 3.50%, 10/15/32, Series GG	72,000	67,280
Marsh & McLennan Cos., Inc.
5.15%, 3/15/34	43,000	44,470
2.90%, 12/15/51(b)	6,000	3,804
Martin Marietta Materials, Inc. 2.40%, 7/15/31	32,000	28,883
McDonald’s Corp.
4.80%, 8/14/28	45,000	45,969
6.30%, 3/1/38	8,000	8,864
4.60%, 5/26/45	45,000	39,704
Merck & Co., Inc. 4.00%, 3/7/49	77,000	61,807
Meta Platforms, Inc.
4.95%, 5/15/33	17,000	17,519
5.75%, 5/15/63	33,000	31,807
MetLife, Inc. 4.60%, 5/13/46	63,000	56,438
Micron Technology, Inc.
5.33%, 2/6/29	12,000	12,379
5.88%, 2/9/33	77,000	81,950
Microsoft Corp. 2.92%, 3/17/52	51,000	33,559
MidAmerican Energy Co. 3.65%, 8/1/48	5,000	3,759
Mondelez International, Inc. 2.75%, 4/13/30	9,000	8,482
Moody’s Corp. 5.25%, 7/15/44	34,000	33,003
Morgan Stanley
3.95%, 4/23/27	156,000	155,907
3.59%, 7/22/28(a)	45,000	44,699
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	45,000	44,755

See Notes to Financial Statements.

WisdomTree Trust    53

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	$21,000	$21,123
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(a)	23,000	20,436
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(a)	27,000	24,657
5.25%, 4/21/34, (5.25% fixed rate until 4/21/33; Secured Overnight Financing Rate + 1.87% thereafter)(a)	104,000	107,133
5.83%, 4/19/35, (5.831% fixed rate until 4/19/34; Secured Overnight Financing Rate + 1.58% thereafter)(a)	51,000	54,274
5.32%, 7/19/35, (5.32% fixed rate until 7/19/34; Secured Overnight Financing Rate + 1.555% thereafter)(a)	52,000	53,585
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(a)(b)	19,000	19,344
5.95%, 1/19/38, (5.948% fixed rate until 1/19/33; 5-year Constant Maturity Treasury Rate + 2.43% thereafter)(a)	51,000	53,787
Mosaic Co. 5.45%, 11/15/33(b)	10,000	10,292
Motorola Solutions, Inc. 4.60%, 5/23/29	43,000	43,525
MPLX LP
4.00%, 3/15/28	27,000	26,969
2.65%, 8/15/30	72,000	66,740
4.50%, 4/15/38	20,000	18,276
4.70%, 4/15/48	56,000	46,641
Nasdaq, Inc. 5.55%, 2/15/34	22,000	23,133
Nevada Power Co. 6.00%, 3/15/54	25,000	25,678
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	23,000	22,875
2.25%, 6/1/30	63,000	57,972
5.05%, 2/28/33	17,000	17,411
5.25%, 3/15/34	45,000	46,214
3.00%, 1/15/52	13,000	8,268
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; Secured Overnight Financing Rate + 2.409% thereafter)(a)	6,000	5,911
NIKE, Inc. 3.38%, 11/1/46	23,000	17,109
NiSource, Inc. 5.40%, 6/30/33	61,000	63,397
NNN REIT, Inc. 5.60%, 10/15/33	26,000	27,190
Norfolk Southern Corp. 3.70%, 3/15/53	108,000	78,936
Investments	Principal Amount	Value
Northrop Grumman Corp.
4.03%, 10/15/47	$5,000	$4,027
5.25%, 5/1/50	57,000	53,907
Nucor Corp. 2.70%, 6/1/30	38,000	35,799
Old Republic International Corp. 3.88%, 8/26/26	23,000	22,991
Omnicom Group, Inc.
4.65%, 10/1/28(c)	11,000	11,063
4.20%, 6/1/30	45,000	44,661
ONEOK, Inc.
5.05%, 11/1/34	45,000	44,700
5.15%, 10/15/43	10,000	9,143
6.63%, 9/1/53	40,000	42,013
5.70%, 11/1/54	45,000	42,015
Oracle Corp.
3.25%, 11/15/27	28,000	27,427
2.88%, 3/25/31	41,000	36,789
6.25%, 11/9/32	25,000	26,100
4.30%, 7/8/34	3,000	2,716
3.90%, 5/15/35	99,000	85,585
3.85%, 7/15/36	20,000	16,732
5.38%, 7/15/40	22,000	19,748
6.90%, 11/9/52	81,000	80,183
3.85%, 4/1/60	51,000	31,258
O’Reilly Automotive, Inc.
3.60%, 9/1/27	28,000	27,843
4.35%, 6/1/28	17,000	17,139
Otis Worldwide Corp. 3.11%, 2/15/40	50,000	39,407
Ovintiv, Inc. 7.20%, 11/1/31	49,000	54,167
Owens Corning 4.30%, 7/15/47	7,000	5,706
PacifiCorp 6.00%, 1/15/39	36,000	36,628
Paramount Global 7.88%, 7/30/30	29,000	31,387
Parker-Hannifin Corp. 4.45%, 11/21/44	53,000	46,584
PepsiCo, Inc.
1.95%, 10/21/31	6,000	5,338
2.75%, 10/21/51	6,000	3,776
Pfizer, Inc.
4.10%, 9/15/38	11,000	10,107
7.20%, 3/15/39	18,000	21,531
Philip Morris International, Inc.
3.13%, 8/17/27	10,000	9,893
3.13%, 3/2/28	69,000	67,911
3.88%, 8/21/42	97,000	80,117

See Notes to Financial Statements.

54    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
Phillips 66 5.88%, 5/1/42	$48,000	$48,663
Phillips 66 Co. 3.55%, 10/1/26	14,000	13,968
Plains All American Pipeline LP/PAA Finance Corp. 6.65%, 1/15/37	40,000	43,590
PNC Financial Services Group, Inc.
2.55%, 1/22/30	64,000	60,276
6.88%, 10/20/34, (6.875% fixed rate until 10/20/33; Secured Overnight Financing Rate + 2.284% thereafter)(a)	83,000	94,016
PPL Capital Funding, Inc. 4.13%, 4/15/30	10,000	9,942
Progress Energy, Inc. 7.75%, 3/1/31	8,000	9,176
Prologis LP 2.25%, 1/15/32	22,000	19,492
Prudential Financial, Inc.
3.70%, 3/13/51	11,000	8,226
6.50%, 3/15/54, (6.50% fixed rate until 3/15/34; 5-year Constant Maturity Treasury Rate + 2.404% thereafter)(a)	34,000	35,918
Public Service Co. of Colorado 4.50%, 6/1/52, Series 39	62,000	51,879
Public Service Enterprise Group, Inc.
5.85%, 11/15/27	17,000	17,542
5.40%, 3/15/35	43,000	44,282
QUALCOMM, Inc. 4.80%, 5/20/45	9,000	8,252
Quanta Services, Inc. 2.35%, 1/15/32	36,000	31,749
Quest Diagnostics, Inc. 2.95%, 6/30/30	40,000	37,871
Regency Centers LP 5.25%, 1/15/34	26,000	26,757
Republic Services, Inc. 2.90%, 7/1/26	21,000	20,914
Roper Technologies, Inc. 4.20%, 9/15/28	43,000	43,149
Royalty Pharma PLC
3.30%, 9/2/40	80,000	62,050
3.55%, 9/2/50	10,000	6,929
RTX Corp.
1.90%, 9/1/31	8,000	7,026
4.50%, 6/1/42	20,000	18,097
4.15%, 5/15/45	34,000	28,466
4.63%, 11/16/48	52,000	45,456
S&P Global, Inc. 2.30%, 8/15/60	7,000	3,553
Salesforce, Inc. 2.90%, 7/15/51	25,000	15,884
Investments	Principal Amount	Value
San Diego Gas & Electric Co.
1.70%, 10/1/30, Series VVV	$49,000	$43,782
5.40%, 4/15/35	34,000	35,244
Sempra 6.00%, 10/15/39	73,000	76,242
Sherwin-Williams Co. 3.80%, 8/15/49	7,000	5,267
Southern Co.
4.25%, 7/1/36	36,000	33,746
4.40%, 7/1/46	13,000	10,993
Southern Co. Gas Capital Corp.
5.15%, 9/15/32	7,000	7,198
4.95%, 9/15/34	35,000	35,174
Southwestern Electric Power Co. 3.25%, 11/1/51	13,000	8,585
Stanley Black & Decker, Inc. 4.25%, 11/15/28	14,000	14,029
Starbucks Corp. 4.00%, 11/15/28	9,000	8,993
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(a)	10,000	9,443
Synchrony Financial 3.95%, 12/1/27	60,000	59,780
Sysco Corp. 5.95%, 4/1/30	58,000	61,530
Target Corp.
2.50%, 4/15/26	6,000	5,978
2.65%, 9/15/30	20,000	18,779
TD SYNNEX Corp. 2.38%, 8/9/28	35,000	33,329
Thermo Fisher Scientific, Inc. 2.60%, 10/1/29	19,000	18,068
Toyota Motor Credit Corp. 1.90%, 9/12/31	32,000	28,133
Travelers Cos., Inc. 6.75%, 6/20/36	22,000	25,332
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(a)	101,000	95,991
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	92,000	99,293
Tyson Foods, Inc.
4.88%, 8/15/34(b)	13,000	12,980
5.10%, 9/28/48	52,000	48,056
U.S. Bancorp
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	154,000	160,129
3.00%, 7/30/29	24,000	23,132
See Notes to Financial Statements.

WisdomTree Trust    55

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
Investments	Principal Amount	Value
Union Pacific Corp.
3.95%, 8/15/59	$2,000	$1,488
3.84%, 3/20/60	5,000	3,619
2.97%, 9/16/62	76,000	44,683
3.80%, 4/6/71	21,000	14,449
United Parcel Service, Inc. 6.20%, 1/15/38	30,000	33,126
UnitedHealth Group, Inc.
3.38%, 4/15/27	134,000	133,267
2.00%, 5/15/30	50,000	45,629
5.35%, 2/15/33	25,000	26,069
4.50%, 4/15/33	27,000	26,815
4.63%, 7/15/35	26,000	25,672
5.80%, 3/15/36	33,000	35,251
3.50%, 8/15/39	8,000	6,681
5.63%, 7/15/54(b)	51,000	50,133
6.05%, 2/15/63	24,000	24,593
5.20%, 4/15/63	28,000	25,136
Valero Energy Corp. 6.63%, 6/15/37	30,000	33,092
Valero Energy Partners LP 4.50%, 3/15/28	23,000	23,169
Verizon Communications, Inc.
4.78%, 2/15/35	18,000	17,754
3.85%, 11/1/42	9,000	7,233
4.00%, 3/22/50	8,000	6,109
3.70%, 3/22/61	10,000	6,773
VMware LLC 1.40%, 8/15/26	63,000	62,017
Walmart, Inc. 4.00%, 4/11/43	15,000	13,008
Walt Disney Co. 6.40%, 12/15/35	39,000	44,090
Waste Connections, Inc. 3.50%, 5/1/29(b)	37,000	36,391
Waste Management, Inc. 2.00%, 6/1/29	20,000	18,719
WEC Energy Group, Inc. 1.80%, 10/15/30	5,000	4,453
Wells Fargo & Co.
3.00%, 10/23/26	37,000	36,743
4.30%, 7/22/27	23,000	23,102
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	36,000	35,766
4.81%, 7/25/28, (4.808% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.98% thereafter)(a)	166,000	167,900
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	34,000	35,203
Investments	Principal Amount	Value
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(a)	$36,000	$33,618
4.90%, 7/25/33, (4.897% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.10% thereafter)(a)	14,000	14,228
5.39%, 4/24/34, (5.389% fixed rate until 4/24/33; Secured Overnight Financing Rate + 2.02% thereafter)(a)	53,000	55,126
5.56%, 7/25/34, (5.557% fixed rate until 7/25/33; Secured Overnight Financing Rate + 1.99% thereafter)(a)	85,000	89,234
6.49%, 10/23/34, (6.491% fixed rate until 10/23/33; Secured Overnight Financing Rate + 2.06% thereafter)(a)	32,000	35,477
5.50%, 1/23/35, (5.499% fixed rate until 1/23/34; Secured Overnight Financing Rate + 1.78% thereafter)(a)	34,000	35,499
4.90%, 11/17/45	19,000	17,129
5.01%, 4/4/51, (5.013% fixed rate until 4/4/50; 3-month Secured Overnight Financing Rate + 4.502% thereafter)(a)	38,000	34,825
Western Midstream Operating LP 6.35%, 1/15/29	54,000	56,891
Westlake Corp.
2.88%, 8/15/41	48,000	32,997
3.38%, 8/15/61	7,000	4,133
Weyerhaeuser Co. 7.38%, 3/15/32	32,000	36,479
Willis North America, Inc. 3.88%, 9/15/49	46,000	34,254
WRKCo, Inc. 4.20%, 6/1/32	10,000	9,726
Wyeth LLC 6.50%, 2/1/34	57,000	64,064
Xylem, Inc. 4.38%, 11/1/46	5,000	4,251
Zoetis, Inc. 3.00%, 9/12/27	50,000	49,335
Total United States		17,060,851
TOTAL CORPORATE BONDS (Cost: $17,344,515)		17,333,628
U.S. GOVERNMENT OBLIGATIONS – 0.1%
U.S. Treasury Bonds – 0.1%
4.75%, 5/15/55	10,000	9,849
4.75%, 8/15/55	3,700	3,647
TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $13,550)		13,496

See Notes to Financial Statements.

56    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Corporate Bond Fund (QIG) December 31, 2025
	Shares	Value
MUTUAL FUND – 2.6%
United States – 2.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d)
(Cost: $471,235)	471,235	$471,235
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 1.0%
United States – 1.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d)
(Cost: $179,410)	179,410	179,410
TOTAL INVESTMENTS IN SECURITIES – 99.9% (Cost: $18,008,710)		17,997,769
Other Assets less Liabilities – 0.1%		21,068
NET ASSETS – 100.0%		$18,018,837

(a)   Rate shown reflects the accrual rate as of December 31, 2025 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,030,360 and the total market value of the collateral held by the Fund was $1,067,017. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $887,607.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7–day yield as of December 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$17,333,628	$—	$17,333,628
U.S. Government Obligations	—	13,496	—	13,496
Mutual Fund	—	471,235	—	471,235
Investment of Cash Collateral for Securities Loaned	—	179,410	—	179,410
Total Investments in Securities	$—	$17,997,769	$—	$17,997,769

See Notes to Financial Statements.

WisdomTree Trust    57

Schedule of Investments (unaudited) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 96.8%
Canada – 0.0%
Ritchie Bros. Holdings, Inc. 7.75%, 3/15/31(a)	$134,000	$140,233
Finland – 0.1%
Amer Sports Co. 6.75%, 2/16/31(a)	155,000	162,712
United States – 96.7%
AAR Escrow Issuer LLC 6.75%, 3/15/29(a)	143,000	148,251
ACCO Brands Corp. 4.25%, 3/15/29(a)(b)	446,000	414,337
Acushnet Co. 5.63%, 12/1/33(a)	120,000	121,640
AdaptHealth LLC 4.63%, 8/1/29(a)(b)	773,000	751,492
Adient Global Holdings Ltd. 7.50%, 2/15/33(a)	595,000	614,558
ADT Security Corp. 4.13%, 8/1/29(a)	516,000	503,923
Advance Auto Parts, Inc.
7.00%, 8/1/30(a)	710,000	715,314
7.38%, 8/1/33(a)	740,000	744,964
Advanced Drainage Systems, Inc. 6.38%, 6/15/30(a)	57,000	58,278
AECOM 6.00%, 8/1/33(a)	355,000	364,185
Albertsons Cos. Inc/Safeway, Inc./New Albertsons LP/Albertsons LLC 5.75%, 3/31/34(a)(b)	445,000	447,063
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.63%, 1/15/27(a)	274,000	274,266
3.50%, 3/15/29(a)	635,000	611,272
4.88%, 2/15/30(a)	669,000	664,422
Allison Transmission, Inc. 3.75%, 1/30/31(a)	420,000	395,898
Ally Financial, Inc.
6.70%, 2/14/33(b)	414,000	434,108
6.65%, 1/17/40, (6.646% fixed rate until 1/17/35; 5-year Constant Maturity Treasury Rate + 2.45% thereafter)(c)	305,000	307,617
AMC Networks, Inc.
10.25%, 1/15/29(a)	715,000	750,777
4.25%, 2/15/29	21,000	18,640
Amentum Holdings, Inc. 7.25%, 8/1/32(a)	535,000	564,243
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	541,000	521,346
6.38%, 10/15/32(a)	600,000	611,607
7.75%, 10/15/33(a)	795,000	810,236
Investments	Principal Amount	Value
American National Group, Inc. 7.00%, 12/1/55, (7.00% fixed rate until 12/1/30; 5-year Constant Maturity Treasury Rate + 3.183% thereafter)(c)	$305,000	$306,394
AmeriGas Partners LP/AmeriGas Finance Corp. 9.50%, 6/1/30(a)	415,000	442,369
Amkor Technology, Inc. 5.88%, 10/1/33(a)	145,000	148,437
Amneal Pharmaceuticals LLC 6.88%, 8/1/32(a)	330,000	348,995
ANGI Group LLC 3.88%, 8/15/28(a)	396,000	366,244
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	17,000	17,034
6.63%, 2/1/32(a)	145,000	150,472
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp. 7.00%, 4/15/30(a)	545,000	546,409
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp. 5.75%, 1/15/29(a)	573,000	556,997
Apollo Commercial Real Estate Finance, Inc. 4.63%, 6/15/29(a)	396,000	383,180
Aramark Services, Inc. 5.00%, 2/1/28(a)	150,000	150,169
Arbor Realty SR, Inc. 7.88%, 7/15/30(a)	375,000	360,213
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 4/1/28(a)	161,000	161,904
6.63%, 9/1/32(a)	470,000	484,971
Arcosa, Inc. 6.88%, 8/15/32(a)	186,000	196,271
Asbury Automotive Group, Inc.
4.63%, 11/15/29(a)	399,000	393,178
5.00%, 2/15/32(a)(b)	393,000	382,269
ASGN, Inc. 4.63%, 5/15/28(a)	279,000	275,282
Avient Corp.
7.13%, 8/1/30(a)	256,000	263,706
6.25%, 11/1/31(a)(b)	220,000	226,426
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 3/1/29(a)	905,000	882,755
8.25%, 1/15/30(a)	825,000	858,294
8.00%, 2/15/31(a)	373,000	383,863
Axalta Coating Systems LLC 3.38%, 2/15/29(a)	199,000	191,622
B&G Foods, Inc.
5.25%, 9/15/27	380,000	372,147
8.00%, 9/15/28(a)(b)	630,000	621,191

See Notes to Financial Statements.

58    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance 7.13%, 5/15/31(a)	$387,000	$401,028
BKV Upstream Midstream LLC 7.50%, 10/15/30(a)	400,000	406,512
Block, Inc.
3.50%, 6/1/31(b)	240,000	225,586
6.50%, 5/15/32(b)	271,000	281,936
Boyd Gaming Corp. 4.75%, 6/15/31(a)	416,000	407,260
Brandywine Operating Partnership LP 8.88%, 4/12/29	345,000	372,032
Bread Financial Holdings, Inc. 6.75%, 5/15/31(a)	345,000	357,462
Builders FirstSource, Inc.
4.25%, 2/1/32(a)	256,000	243,962
6.38%, 6/15/32(a)(b)	461,000	478,372
6.75%, 5/15/35(a)	395,000	413,973
CACI International, Inc. 6.38%, 6/15/33(a)	320,000	331,533
Caesars Entertainment, Inc.
4.63%, 10/15/29(a)(b)	1,065,000	1,022,989
7.00%, 2/15/30(a)	773,000	801,431
6.00%, 10/15/32(a)	735,000	715,863
California Resources Corp. 8.25%, 6/15/29(a)	566,000	592,678
Carpenter Technology Corp. 5.63%, 3/1/34(a)	155,000	157,845
Centene Corp.
4.25%, 12/15/27	905,000	899,833
4.63%, 12/15/29	891,000	864,490
3.38%, 2/15/30(b)	910,000	838,494
3.00%, 10/15/30	550,000	492,517
2.50%, 3/1/31	850,000	733,777
Central Garden & Pet Co. 4.13%, 10/15/30(b)	268,000	257,360
CF Industries, Inc. 5.15%, 3/15/34	1,000	1,006
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	449,000	445,236
4.00%, 3/15/31(a)	240,000	228,016
Chord Energy Corp. 6.75%, 3/15/33(a)	420,000	434,554
CHS/Community Health Systems, Inc. 10.88%, 1/15/32(a)	2,000	2,187
Churchill Downs, Inc.
4.75%, 1/15/28(a)	345,000	344,265
5.75%, 4/1/30(a)	486,000	491,103
Cinemark USA, Inc.
5.25%, 7/15/28(a)	201,000	201,258
7.00%, 8/1/32(a)(b)	145,000	150,486
Cipher Compute LLC 7.13%, 11/15/30(a)	970,000	990,323
Investments	Principal Amount	Value
Clarios Global LP/Clarios U.S. Finance Co.
6.75%, 5/15/28(a)	$75,000	$76,949
6.75%, 2/15/30(a)	485,000	507,608
6.75%, 9/15/32(a)	880,000	913,202
Clean Harbors, Inc.
6.38%, 2/1/31(a)	70,000	72,072
5.75%, 10/15/33(a)	170,000	174,655
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)	610,000	610,742
7.50%, 6/1/29(a)	650,000	646,184
7.88%, 4/1/30(a)	110,000	116,089
7.13%, 2/15/31(a)	275,000	288,120
7.50%, 3/15/33(a)	255,000	270,570
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	240,000	239,702
3.75%, 2/15/31(a)	523,000	489,019
Cleveland-Cliffs, Inc.
6.88%, 11/1/29(a)	540,000	559,573
6.75%, 4/15/30(a)	435,000	448,130
7.50%, 9/15/31(a)	565,000	596,276
7.00%, 3/15/32(a)(b)	820,000	841,258
7.38%, 5/1/33(a)	605,000	629,569
7.63%, 1/15/34(a)	725,000	759,260
Clue Opco LLC 9.50%, 10/15/31(a)	510,000	539,200
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/29(a)	282,000	286,940
6.88%, 1/15/30(a)	175,000	180,400
8.75%, 4/15/30(a)	761,000	774,512
6.75%, 4/15/32(a)	525,000	540,732
CNX Resources Corp.
6.00%, 1/15/29(a)	379,000	382,443
7.38%, 1/15/31(a)	185,000	191,667
Coherent Corp. 5.00%, 12/15/29(a)	332,000	331,480
Coinbase Global, Inc.
3.38%, 10/1/28(a)	412,000	392,575
3.63%, 10/1/31(a)(b)	175,000	155,852
Commercial Metals Co.
5.75%, 11/15/33(a)	370,000	378,821
6.00%, 12/15/35(a)	490,000	502,721
CommScope LLC 9.50%, 12/15/31(a)(b)	630,000	637,021
CommScope Technologies LLC 5.00%, 3/15/27(a)	505,000	504,147
Compass Minerals International, Inc. 6.75%, 12/1/27(a)	311,000	311,282
Comstock Resources, Inc.
6.75%, 3/1/29(a)	905,000	907,943
5.88%, 1/15/30(a)	955,000	930,578
Concentra Escrow Issuer Corp. 6.88%, 7/15/32(a)	56,000	58,719

See Notes to Financial Statements.

WisdomTree Trust    59

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
CoreCivic, Inc. 8.25%, 4/15/29	$25,000	$26,317
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	420,000	416,099
7.50%, 12/15/33(a)	305,000	327,437
Credit Acceptance Corp. 9.25%, 12/15/28(a)(b)	684,000	716,914
Crowdstrike Holdings, Inc. 3.00%, 2/15/29	157,000	150,713
Crown Americas LLC 5.25%, 4/1/30	470,000	480,422
Cushman & Wakefield U.S. Borrower LLC 6.75%, 5/15/28(a)	240,000	241,484
CVR Partners LP/CVR Nitrogen Finance Corp. 6.13%, 6/15/28(a)	329,000	330,812
CVS Health Corp.
6.75%, 12/10/54, (6.75% fixed rate until 12/10/34; 5-year Constant Maturity Treasury Rate + 2.516% thereafter)(c)	575,000	601,201
7.00%, 3/10/55, (7.00% fixed rate until 3/10/30; 5-year Constant Maturity Treasury Rate + 2.886% thereafter)(c)	960,000	1,007,583
Darling Ingredients, Inc. 6.00%, 6/15/30(a)	289,000	294,027
DaVita, Inc.
4.63%, 6/1/30(a)	1,053,000	1,025,382
3.75%, 2/15/31(a)	949,000	877,852
6.88%, 9/1/32(a)	889,000	924,974
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.63%, 3/15/29(a)	838,000	876,971
Discovery Communications LLC
3.95%, 3/20/28	425,000	417,840
4.13%, 5/15/29	1,055,000	1,021,123
3.63%, 5/15/30	665,000	616,041
DISH DBS Corp.
5.25%, 12/1/26(a)	775,000	753,689
7.38%, 7/1/28	390,000	376,784
5.75%, 12/1/28(a)	785,000	768,995
5.13%, 6/1/29	585,000	520,582
Diversified Healthcare Trust 4.38%, 3/1/31	435,000	381,945
Dycom Industries, Inc. 4.50%, 4/15/29(a)	213,000	210,422
EchoStar Corp.
10.75%, 11/30/29	670,000	740,789
6.75%, 11/30/30, PIK	620,000	635,757
Elanco Animal Health, Inc. 6.65%, 8/28/28	129,000	134,903
Elastic NV 4.13%, 7/15/29(a)	243,000	235,637
Element Solutions, Inc. 3.88%, 9/1/28(a)	231,000	226,331
Investments	Principal Amount	Value
Embecta Corp. 5.00%, 2/15/30(a)(b)	$152,000	$145,552
Encompass Health Corp.
4.50%, 2/1/28	144,000	143,753
4.75%, 2/1/30	135,000	134,645
Encore Capital Group, Inc. 8.50%, 5/15/30(a)	610,000	655,334
Energy Transfer LP
8.00%, 5/15/54, (8.00% fixed rate until 5/15/29; 5-year Constant Maturity Treasury Rate + 4.02% thereafter)(b)(c)	547,000	585,041
6.50%, 2/15/56, (6.50% fixed rate until 2/15/31; 5-year Constant Maturity Treasury Rate + 2.676% thereafter)(c)	815,000	813,096
6.75%, 2/15/56, (6.75% fixed rate until 2/15/36; 5-year Constant Maturity Treasury Rate + 2.475% thereafter)(c)	260,000	261,332
Enova International, Inc. 9.13%, 8/1/29(a)	468,000	497,494
Entegris, Inc. 5.95%, 6/15/30(a)	155,000	158,183
Esab Corp. 6.25%, 4/15/29(a)	110,000	113,316
EW Scripps Co. 9.88%, 8/15/30(a)	590,000	589,536
Excelerate Energy LP 8.00%, 5/15/30(a)	615,000	650,690
Fair Isaac Corp. 4.00%, 6/15/28(a)	172,000	169,939
Ferrellgas LP/Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	650,000	625,226
9.25%, 1/15/31(a)	530,000	546,697
FirstCash, Inc.
4.63%, 9/1/28(a)	354,000	352,045
5.63%, 1/1/30(a)	235,000	236,219
Fluor Corp. 4.25%, 9/15/28	77,000	76,589
Ford Motor Co. 3.25%, 2/12/32	904,000	797,758
Ford Motor Credit Co. LLC
4.95%, 5/28/27	300,000	301,116
7.35%, 11/4/27	190,000	198,420
6.80%, 11/7/28	420,000	440,577
5.80%, 3/8/29	600,000	613,335
5.11%, 5/3/29	735,000	736,671
4.00%, 11/13/30	555,000	523,858
6.13%, 3/8/34(b)	540,000	549,053
Forestar Group, Inc. 6.50%, 3/15/33(a)	365,000	372,265
Gap, Inc. 3.88%, 10/1/31(a)	722,000	669,293
Gates Corp. 6.88%, 7/1/29(a)	210,000	218,335

See Notes to Financial Statements.

60    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
Gen Digital, Inc.
6.75%, 9/30/27(a)	$232,000	$235,890
6.25%, 4/1/33(a)	215,000	221,821
Genesis Energy LP/Genesis Energy Finance Corp.
7.75%, 2/1/28	475,000	476,478
8.88%, 4/15/30	715,000	752,705
8.00%, 5/15/33	735,000	763,156
GEO Group, Inc.
8.63%, 4/15/29	355,000	373,806
10.25%, 4/15/31	385,000	422,190
Global Atlantic Fin Co. 7.95%, 10/15/54, (7.95% fixed rate until 10/15/29; 5-year Constant Maturity Treasury Rate + 3.608% thereafter)(a)(c)	475,000	491,369
GLP Capital LP/GLP Financing II, Inc.
5.30%, 1/15/29	162,000	165,022
4.00%, 1/15/31	203,000	194,439
5.63%, 9/15/34	438,000	444,651
Go Daddy Operating Co. LLC/GD Finance Co., Inc. 3.50%, 3/1/29(a)	339,000	325,535
Graham Holdings Co. 5.63%, 12/1/33(a)	175,000	176,722
Gray Media, Inc.
10.50%, 7/15/29(a)	830,000	893,880
4.75%, 10/15/30(a)	640,000	496,848
5.38%, 11/15/31(a)	950,000	713,208
9.63%, 7/15/32(a)	680,000	706,226
7.25%, 8/15/33(a)	585,000	598,349
Griffon Corp. 5.75%, 3/1/28	137,000	137,363
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	271,000	266,002
6.38%, 1/15/30(a)	161,000	165,971
Gulfport Energy Operating Corp. 6.75%, 9/1/29(a)	363,000	375,344
HA Sustainable Infrastructure Capital, Inc. 8.00%, 6/1/56, (8.00% fixed rate until 6/1/31; 5-year Constant Maturity Treasury Rate + 4.301% thereafter)(c)	380,000	396,547
Hawaiian Electric Co., Inc. 6.00%, 10/1/33(a)	265,000	268,593
HealthEquity, Inc. 4.50%, 10/1/29(a)	229,000	224,977
Hess Midstream Operations LP
5.13%, 6/15/28(a)	241,000	241,873
4.25%, 2/15/30(a)	60,000	58,667
Hillenbrand, Inc. 6.25%, 2/15/29	130,000	133,145
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/29(a)	145,000	141,100
4.88%, 1/15/30	191,000	191,718
4.00%, 5/1/31(a)	290,000	277,859
3.63%, 2/15/32(a)	20,000	18,578
Investments	Principal Amount	Value
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
5.00%, 6/1/29(a)	$802,000	$779,905
4.88%, 7/1/31(a)	359,000	335,446
6.63%, 1/15/32(a)	452,000	463,979
HLF Financing SARL LLC/Herbalife International, Inc.
12.25%, 4/15/29(a)	575,000	622,278
4.88%, 6/1/29(a)	454,000	427,378
iHeartCommunications, Inc.
9.13%, 5/1/29(a)	540,000	520,734
7.75%, 8/15/30(a)	530,000	463,807
Ingevity Corp. 3.88%, 11/1/28(a)	276,000	268,547
IQVIA, Inc. 5.00%, 5/15/27(a)	400,000	400,425
Kennedy-Wilson, Inc.
4.75%, 3/1/29	330,000	320,638
4.75%, 2/1/30	335,000	317,947
5.00%, 3/1/31	320,000	302,268
Kinetik Holdings LP
6.63%, 12/15/28(a)	305,000	314,203
5.88%, 6/15/30(a)	211,000	212,990
Kodiak Gas Services LLC
7.25%, 2/15/29(a)	125,000	129,997
6.50%, 10/1/33(a)	395,000	403,566
6.75%, 10/1/35(a)	350,000	360,089
Kohl’s Corp. 5.13%, 5/1/31	405,000	356,460
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. 7.00%, 7/15/31(a)	156,000	165,527
Lamar Media Corp.
3.75%, 2/15/28	152,000	149,347
3.63%, 1/15/31	440,000	414,673
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	129,000	129,017
4.13%, 1/31/30(a)	60,000	58,118
Level 3 Financing, Inc.
4.88%, 6/15/29(a)	1,050,000	1,030,789
6.88%, 6/30/33(a)	970,000	994,125
Levi Strauss & Co. 3.50%, 3/1/31(a)	168,000	156,854
Light & Wonder International, Inc.
7.25%, 11/15/29(a)	179,000	183,780
7.50%, 9/1/31(a)	145,000	151,800
6.25%, 10/1/33(a)	575,000	582,072
Live Nation Entertainment, Inc. 4.75%, 10/15/27(a)	491,000	492,430
Macy’s Retail Holdings LLC 7.38%, 8/1/33(a)	315,000	333,936
Matador Resources Co.
6.88%, 4/15/28(a)	227,000	232,270
See Notes to Financial Statements.

WisdomTree Trust    61

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
6.50%, 4/15/32(a)	$492,000	$499,252
6.25%, 4/15/33(a)	491,000	491,854
Match Group Holdings II LLC
4.63%, 6/1/28(a)	158,000	156,772
3.63%, 10/1/31(a)	261,000	239,601
Maxim Crane Works Holdings Capital LLC 11.50%, 9/1/28(a)	234,000	249,392
Methanex U.S. Operations, Inc. 6.25%, 3/15/32(a)(b)	480,000	495,489
MGM Resorts International
5.50%, 4/15/27	438,000	442,316
4.75%, 10/15/28(b)	235,000	234,746
6.50%, 4/15/32(b)	415,000	427,714
Michaels Cos., Inc.
5.25%, 5/1/28(a)	425,000	408,914
7.88%, 5/1/29(a)	595,000	549,563
Midcap Financial Issuer Trust 6.50%, 5/1/28(a)	495,000	495,044
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp. 4.88%, 5/1/29(a)	539,000	531,011
Moog, Inc. 4.25%, 12/15/27(a)	267,000	264,834
MPH Acquisition Holdings LLC 5.75%, 12/31/30(a)	870,000	768,797
MPT Operating Partnership LP/MPT Finance Corp.
5.00%, 10/15/27	1,050,000	1,014,747
4.63%, 8/1/29	886,000	744,447
3.50%, 3/15/31	1,205,000	876,765
8.50%, 2/15/32(a)	800,000	855,279
Murphy Oil Corp. 6.00%, 10/1/32(b)	397,000	396,852
Murphy Oil USA, Inc. 3.75%, 2/15/31(a)	267,000	251,056
Mylan, Inc. 5.20%, 4/15/48	550,000	447,923
Navient Corp.
5.00%, 3/15/27	80,000	80,193
4.88%, 3/15/28	246,000	243,527
5.50%, 3/15/29(b)	660,000	655,502
9.38%, 7/25/30(b)	465,000	517,432
11.50%, 3/15/31	400,000	448,859
7.88%, 6/15/32(b)	320,000	335,306
NCR Atleos Corp. 9.50%, 4/1/29(a)	703,000	764,007
NCR Voyix Corp. 5.00%, 10/1/28(a)	248,000	246,451
Nexstar Media, Inc. 4.75%, 11/1/28(a)(b)	930,000	923,859
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 2/15/29(a)	674,000	700,033
8.38%, 2/15/32(a)	980,000	1,016,313
Investments	Principal Amount	Value
Noble Finance II LLC 8.00%, 4/15/30(a)	$974,000	$1,012,740
NRG Energy, Inc.
5.25%, 6/15/29(a)	387,000	388,649
5.75%, 7/15/29(a)	359,000	360,984
3.63%, 2/15/31(a)	656,000	613,267
6.00%, 2/1/33(a)	505,000	515,852
6.25%, 11/1/34(a)	482,000	495,613
6.00%, 1/15/36(a)	560,000	568,066
NuStar Logistics LP 6.38%, 10/1/30	181,000	190,602
Occidental Petroleum Corp.
8.88%, 7/15/30	85,000	98,179
5.38%, 1/1/32	805,000	822,770
6.45%, 9/15/36	950,000	1,011,651
6.60%, 3/15/46	351,000	362,129
ON Semiconductor Corp. 3.88%, 9/1/28(a)	178,000	174,095
OneMain Finance Corp.
7.13%, 3/15/26	138,000	138,709
6.63%, 1/15/28	617,000	634,225
5.38%, 11/15/29	905,000	906,182
7.88%, 3/15/30	595,000	629,694
4.00%, 9/15/30(b)	929,000	871,251
7.13%, 11/15/31	570,000	595,615
6.75%, 3/15/32	140,000	143,788
Option Care Health, Inc. 4.38%, 10/31/29(a)	180,000	175,933
Outfront Media Capital LLC/Outfront Media Capital Corp.
5.00%, 8/15/27(a)	96,000	96,165
4.25%, 1/15/29(a)	256,000	249,986
4.63%, 3/15/30(a)	356,000	348,076
Owens-Brockway Glass Container, Inc.
6.63%, 5/13/27(a)	317,000	318,250
7.25%, 5/15/31(a)(b)	533,000	545,140
PacifiCorp 7.38%, 9/15/55, (7.375% fixed rate until 9/15/30; 5-year Constant Maturity Treasury Rate + 3.319% thereafter)(c)	505,000	515,243
Pagaya U.S. Holdings Co. LLC 8.88%, 8/1/30(a)	405,000	353,913
Paramount Global
4.20%, 6/1/29	604,000	588,893
4.95%, 1/15/31	855,000	822,116
4.38%, 3/15/43	862,000	601,930
4.95%, 5/19/50(b)	590,000	418,183
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	624,000	584,104

See Notes to Financial Statements.

62    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
5.88%, 10/1/28(a)	$304,000	$304,372
4.88%, 5/15/29(a)	425,000	415,182
7.00%, 2/1/30(a)	290,000	297,786
Patrick Industries, Inc. 6.38%, 11/1/32(a)	377,000	387,262
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 2/15/28	598,000	593,274
9.88%, 3/15/30(a)	365,000	375,729
7.88%, 9/15/30(a)(b)	574,000	553,166
PennyMac Financial Services, Inc.
4.25%, 2/15/29(a)	155,000	151,779
7.88%, 12/15/29(a)	175,000	186,575
7.13%, 11/15/30(a)	75,000	78,949
5.75%, 9/15/31(a)	165,000	166,105
6.88%, 5/15/32(a)	295,000	309,132
6.88%, 2/15/33(a)	300,000	313,510
6.75%, 2/15/34(a)	250,000	258,846
Penske Automotive Group, Inc. 3.75%, 6/15/29(b)	136,000	131,995
Performance Food Group, Inc.
5.50%, 10/15/27(a)	54,000	54,121
4.25%, 8/1/29(a)	130,000	127,589
6.13%, 9/15/32(a)	230,000	237,545
Permian Resources Operating LLC
8.00%, 4/15/27(a)	85,000	86,167
7.00%, 1/15/32(a)	577,000	601,841
PHH Escrow Issuer LLC/PHH Corp. 9.88%, 11/1/29(a)	450,000	467,165
Phinia, Inc. 6.75%, 4/15/29(a)	196,000	203,158
Post Holdings, Inc.
4.63%, 4/15/30(a)	843,000	821,250
4.50%, 9/15/31(a)	1,079,000	1,023,414
6.25%, 2/15/32(a)	165,000	169,811
6.38%, 3/1/33(a)	995,000	1,005,507
Prestige Brands, Inc. 3.75%, 4/1/31(a)	323,000	302,145
Prime Security Services Borrower LLC/Prime Finance, Inc. 5.75%, 4/15/26(a)	150,000	150,388
PROG Holdings, Inc. 6.00%, 11/15/29(a)	463,000	459,234
PTC, Inc. 4.00%, 2/15/28(a)	136,000	134,047
Qorvo, Inc. 4.38%, 10/15/29	200,000	197,181
QXO Building Products, Inc. 6.75%, 4/30/32(a)	965,000	1,009,353
Range Resources Corp. 4.75%, 2/15/30(a)	203,000	200,791
Investments	Principal Amount	Value
Regal Rexnord Corp.
6.05%, 4/15/28	$43,000	$44,493
6.30%, 2/15/30	264,000	279,977
6.40%, 4/15/33(b)	416,000	447,640
RHP Hotel Properties LP/RHP Finance Corp. 4.50%, 2/15/29(a)	406,000	402,338
RLJ Lodging Trust LP 4.00%, 9/15/29(a)	424,000	401,997
ROBLOX Corp. 3.88%, 5/1/30(a)	406,000	388,461
Rocket Cos., Inc.
6.13%, 8/1/30(a)	110,000	113,847
7.13%, 2/1/32(a)	30,000	31,579
6.38%, 8/1/33(a)	50,000	52,248
Rocket Mortgage LLC/Rocket Mortgage Co.-Issuer, Inc. 3.88%, 3/1/31(a)	80,000	75,973
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.
3.63%, 3/1/29(a)	60,000	58,057
4.00%, 10/15/33(a)(b)	35,000	32,539
Roller Bearing Co. of America, Inc. 4.38%, 10/15/29(a)	242,000	239,036
Ryan Specialty LLC 5.88%, 8/1/32(a)(b)	175,000	178,993
Sally Holdings LLC/Sally Capital, Inc. 6.75%, 3/1/32(b)	335,000	350,163
SBA Communications Corp. 3.13%, 2/1/29	174,000	166,524
Science Applications International Corp. 5.88%, 11/1/33(a)	250,000	253,661
Scientific Games Holdings LP/Scientific Games U.S. FinCo, Inc. 6.63%, 3/1/30(a)	695,000	618,199
Scripps Escrow II, Inc. 3.88%, 1/15/29(a)	375,000	345,061
Sealed Air Corp./Sealed Air Corp. U.S. 6.13%, 2/1/28(a)	146,000	148,548
Select Medical Corp. 6.25%, 12/1/32(a)	175,000	171,223
Sensata Technologies BV 4.00%, 4/15/29(a)	390,000	381,417
Sensata Technologies, Inc. 3.75%, 2/15/31(a)	399,000	375,057
Service Corp. International 3.38%, 8/15/30	622,000	582,717
4.00%, 5/15/31	217,000	207,319
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 6.75%, 8/15/32(a)	231,000	238,821
Silgan Holdings, Inc. 4.13%, 2/1/28	121,000	119,406

See Notes to Financial Statements.

WisdomTree Trust    63

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)	$504,000	$456,265
4.38%, 12/31/32(a)	553,000	439,835
Sirius XM Radio LLC
5.00%, 8/1/27(a)	447,000	448,154
4.00%, 7/15/28(a)	931,000	910,982
5.50%, 7/1/29(a)(b)	842,000	849,385
4.13%, 7/1/30(a)	954,000	908,575
3.88%, 9/1/31(a)	615,000	566,483
Skyworks Solutions, Inc. 3.00%, 6/1/31	244,000	221,523
Snap, Inc. 6.88%, 3/1/33(a)	870,000	902,872
Somnigroup International, Inc.
4.00%, 4/15/29(a)(b)	425,000	414,654
3.88%, 10/15/31(a)	367,000	343,684
Sonic Automotive, Inc.
4.63%, 11/15/29(a)	128,000	125,739
4.88%, 11/15/31(a)(b)	440,000	425,340
Sotera Health Holdings LLC 7.38%, 6/1/31(a)	415,000	437,872
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	60,000	60,091
6.50%, 6/1/32(a)	95,000	98,882
Stagwell Global LLC 5.63%, 8/15/29(a)	770,000	752,654
Starwood Property Trust, Inc.
4.38%, 1/15/27(a)	228,000	226,748
7.25%, 4/1/29(a)	722,000	763,142
6.50%, 10/15/30(a)	230,000	240,116
Station Casinos LLC
4.50%, 2/15/28(a)	358,000	355,458
4.63%, 12/1/31(a)	404,000	384,207
StoneX Group, Inc. 7.88%, 3/1/31(a)	267,000	283,738
SunCoke Energy, Inc. 4.88%, 6/30/29(a)	278,000	258,704
Sunoco LP
5.63%, 3/15/31(a)	505,000	508,193
7.25%, 5/1/32(a)	650,000	687,445
6.25%, 7/1/33(a)	235,000	240,826
Sunoco LP/Sunoco Finance Corp.
4.50%, 5/15/29	730,000	717,264
4.50%, 4/30/30	630,000	615,659
Synchrony Financial 7.25%, 2/2/33	355,000	382,288
Talen Energy Supply LLC
8.63%, 6/1/30(a)	349,000	369,782
6.25%, 2/1/34(a)	540,000	551,008
6.50%, 2/1/36(a)	550,000	569,191
Investments	Principal Amount	Value
Talos Production, Inc.
9.00%, 2/1/29(a)	$404,000	$420,031
9.38%, 2/1/31(a)	550,000	575,116
Taylor Morrison Communities, Inc. 5.13%, 8/1/30(a)(b)	407,000	410,261
TEGNA, Inc.
4.63%, 3/15/28(b)	435,000	430,659
5.00%, 9/15/29	396,000	393,346
Teleflex, Inc.
4.63%, 11/15/27	139,000	138,996
4.25%, 6/1/28(a)	70,000	69,156
Tenet Healthcare Corp.
6.13%, 10/1/28	55,000	55,254
4.25%, 6/1/29	65,000	64,123
4.38%, 1/15/30	300,000	294,960
6.13%, 6/15/30	728,000	745,843
5.50%, 11/15/32(a)	525,000	532,770
Tenneco, Inc. 8.00%, 11/17/28(a)	635,000	638,002
Terex Corp.
5.00%, 5/15/29(a)	244,000	243,377
6.25%, 10/15/32(a)	385,000	395,564
Thor Industries, Inc. 4.00%, 10/15/29(a)	358,000	345,059
Tidewater, Inc. 9.13%, 7/15/30(a)	455,000	488,661
TopBuild Corp. 4.13%, 2/15/32(a)	220,000	209,177
TransDigm, Inc.
4.88%, 5/1/29(b)	329,000	328,452
6.63%, 3/1/32(a)	598,000	622,384
Travel & Leisure Co.
6.63%, 7/31/26(a)	77,000	77,619
4.50%, 12/1/29(a)	485,000	475,199
TriNet Group, Inc. 3.50%, 3/1/29(a)	307,000	290,558
TTM Technologies, Inc. 4.00%, 3/1/29(a)	242,000	236,497
Twilio, Inc.
3.63%, 3/15/29	167,000	161,895
3.88%, 3/15/31	225,000	215,140
U.S. Foods, Inc.
6.88%, 9/15/28(a)	77,000	79,538
4.75%, 2/15/29(a)	194,000	193,052
4.63%, 6/1/30(a)	220,000	217,255
5.75%, 4/15/33(a)	125,000	127,409
Under Armour, Inc. 3.25%, 6/15/26	1,000	995
United Natural Foods, Inc. 6.75%, 10/15/28(a)	319,000	319,710

See Notes to Financial Statements.

64    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025
Investments	Principal Amount	Value
United Rentals North America, Inc.
3.88%, 11/15/27(b)	$145,000	$144,077
4.88%, 1/15/28	153,000	153,247
4.00%, 7/15/30	212,000	205,583
3.88%, 2/15/31	290,000	277,821
USA Compression Partners LP/USA Compression Finance Corp. 7.13%, 3/15/29(a)	680,000	704,888
Vail Resorts, Inc. 6.50%, 5/15/32(a)(b)	86,000	89,349
Valvoline, Inc. 3.63%, 6/15/31(a)(b)	288,000	264,846
Versant Media Group, Inc. 7.25%, 1/30/31(a)	735,000	759,195
VF Corp. 2.80%, 4/23/27	95,000	93,321
2.95%, 4/23/30(b)	325,000	294,790
VFH Parent LLC/Valor Co-Issuer, Inc. 7.50%, 6/15/31(a)	291,000	304,910
Viatris, Inc.
2.30%, 6/22/27(b)	585,000	568,401
2.70%, 6/22/30	555,000	507,412
3.85%, 6/22/40	820,000	630,093
4.00%, 6/22/50	1,050,000	701,185
Victoria’s Secret & Co. 4.63%, 7/15/29(a)(b)	491,000	476,396
Viking Cruises Ltd. 9.13%, 7/15/31(a)	175,000	187,509
Viper Energy Partners LLC 5.70%, 8/1/35	295,000	300,226
Vistra Operations Co. LLC 4.38%, 5/1/29(a)	160,000	158,142
7.75%, 10/15/31(a)	285,000	302,405
VOC Escrow Ltd. 5.00%, 2/15/28(a)	390,000	390,379
Warnermedia Holdings, Inc. 4.05%, 3/15/29	850,000	822,912
5.14%, 3/15/52	1,405,000	930,474
Weatherford International Ltd. 6.75%, 10/15/33(a)	635,000	650,424
WESCO Distribution, Inc. 7.25%, 6/15/28(a)	554,000	562,867
6.63%, 3/15/32(a)	341,000	357,492
Western Digital Corp. 2.85%, 2/1/29	105,000	100,547
3.10%, 2/1/32(b)	85,000	78,408
WEX, Inc. 6.50%, 3/15/33(a)	270,000	277,002
Whirlpool Corp.
4.75%, 2/26/29(b)	495,000	488,600
6.13%, 6/15/30	630,000	630,370
4.60%, 5/15/50(b)	446,000	328,771
Wolverine World Wide, Inc. 4.00%, 8/15/29(a)(b)	469,000	433,964
WULF Compute LLC 7.75%, 10/15/30(a)	965,000	995,429
Investments	Principal Amount	Value
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/28(a)	$213,000	$210,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.25%, 5/15/27(a)	240,000	241,512
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/1/29(a)	275,000	276,734
7.13%, 2/15/31(a)(b)	450,000	488,023
6.25%, 3/15/33(a)	290,000	296,629
XHR LP 4.88%, 6/1/29(a)	273,000	269,456
XPLR Infrastructure Operating Partners LP
7.25%, 1/15/29(a)	611,000	626,977
8.38%, 1/15/31(a)	918,000	964,591
8.63%, 3/15/33(a)	725,000	762,991
XPO, Inc. 7.13%, 2/1/32(a)	90,000	94,838
Yum! Brands, Inc. 3.63%, 3/15/31	127,000	120,218
ZoomInfo Technologies LLC/ZoomInfo Finance Corp. 3.88%, 2/1/29(a)	349,000	330,449
Total United States		197,663,204
TOTAL CORPORATE BONDS (Cost: $193,680,653)		197,966,149
	Shares
MUTUAL FUND – 1.6%
United States – 1.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost: $3,252,689)	3,252,689	3,252,689
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.8%
United States – 0.8%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d) (Cost: $1,547,216)	1,547,216	1,547,216
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $198,480,558)		202,766,054
Other Assets less Liabilities – 0.8%		1,551,487
NET ASSETS – 100.0%		$204,317,541

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $21,551,715 and the total market value of the collateral held by the Fund was $22,285,828. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $20,738,612.

(c)   Rate shown reflects the accrual rate as of December 31, 2025 on securities with variable or step rates.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
PIK	Payment In Kind

See Notes to Financial Statements.

WisdomTree Trust    65

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. High Yield Corporate Bond Fund (QHY) December 31, 2025

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$2,000,000	$9,900,000	$11,900,000	$—	$—	$—^	$3,729

^     As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$197,966,149	$—	$197,966,149
Mutual Fund	—	3,252,689	—	3,252,689
Investment of Cash Collateral for Securities Loaned	—	1,547,216	—	1,547,216
Total Investments in Securities	$—	$202,766,054	$—	$202,766,054

See Notes to Financial Statements.

66    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
CORPORATE BONDS – 98.9%
Belgium – 0.2%
Anheuser-Busch InBev Worldwide, Inc. 3.50%, 6/1/30	$67,000	$65,454
Germany – 1.1%
Deutsche Bank AG
6.72%, 1/18/29, (6.72% fixed rate until 1/18/28; Secured Overnight Financing Rate + 3.18% thereafter)(a)	374,000	391,691
6.82%, 11/20/29, (6.819% fixed rate until 11/20/28; Secured Overnight Financing Rate + 2.51% thereafter)(a)	150,000	159,957
Total Germany		551,648
Italy – 0.1%
Eni USA, Inc. 7.30%, 11/15/27	44,000	46,538
Switzerland – 0.1%
ABB Finance USA, Inc. 3.80%, 4/3/28	39,000	39,162
United Kingdom – 0.4%
Astrazeneca Finance LLC 4.90%, 3/3/30	118,000	121,923
BAT Capital Corp. 3.56%, 8/15/27	64,000	63,528
RELX Capital, Inc. 3.00%, 5/22/30	24,000	22,852
Total United Kingdom		208,303
United States – 97.0%
3M Co. 2.88%, 10/15/27	82,000	80,642
AbbVie, Inc. 3.20%, 11/21/29	233,000	226,056
Adobe, Inc. 2.30%, 2/1/30	96,000	89,913
AEP Texas, Inc.
3.95%, 6/1/28	101,000	100,609
5.45%, 5/15/29	81,000	83,910
Agilent Technologies, Inc. 2.10%, 6/4/30	16,000	14,625
Air Products & Chemicals, Inc. 2.05%, 5/15/30	136,000	125,140
Albemarle Corp. 4.65%, 6/1/27	68,000	68,461
Ally Financial, Inc.
4.75%, 6/9/27	88,000	88,771
7.10%, 11/15/27	4,000	4,204
2.20%, 11/2/28	165,000	156,190
6.85%, 1/3/30, (6.848% fixed rate until 1/3/29; Secured Overnight Financing Rate + 2.82% thereafter)(a)	41,000	43,509
Investments	Principal Amount	Value
Alphabet, Inc. 4.10%, 11/15/30	$121,000	$121,432
Altria Group, Inc.
4.80%, 2/14/29	140,000	142,464
4.50%, 8/6/30	20,000	20,156
Amazon.com, Inc.
3.15%, 8/22/27	69,000	68,515
1.50%, 6/3/30	135,000	121,691
Amcor Flexibles North America, Inc. 5.10%, 3/17/30	234,000	240,327
Ameren Corp.
1.95%, 3/15/27	68,000	66,439
5.00%, 1/15/29	20,000	20,460
Ameren Illinois Co. 3.80%, 5/15/28	37,000	36,913
American Electric Power Co., Inc. 3.20%, 11/13/27	25,000	24,663
American Express Co.
2.55%, 3/4/27	67,000	66,055
5.39%, 7/28/27, (5.389% fixed rate until 7/28/26; Secured Overnight Financing Rate + 0.97% thereafter)(a)	71,000	71,550
5.04%, 7/26/28, (5.043% fixed rate until 7/26/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	108,000	109,825
4.05%, 5/3/29	48,000	48,167
4.35%, 7/20/29, (4.351% fixed rate until 7/20/28; Secured Overnight Financing Rate + 0.81% thereafter)(a)	57,000	57,426
American Homes 4 Rent LP 4.25%, 2/15/28	93,000	93,243
American Honda Finance Corp.
5.65%, 11/15/28	62,000	64,681
4.90%, 3/13/29	40,000	40,881
American Water Capital Corp. 2.80%, 5/1/30(b)	79,000	74,992
Amgen, Inc.
2.20%, 2/21/27	29,000	28,452
3.20%, 11/2/27	116,000	114,606
5.15%, 3/2/28	137,000	140,196
1.65%, 8/15/28	76,000	71,650
4.05%, 8/18/29(b)	36,000	35,980
2.45%, 2/21/30	143,000	133,468
5.25%, 3/2/30	117,000	121,406
Amphenol Corp.
5.05%, 4/5/29	20,000	20,594
2.80%, 2/15/30	95,000	90,262
Amrize Finance U.S. LLC 4.95%, 4/7/30	95,000	97,216
Analog Devices, Inc. 3.45%, 6/15/27	78,000	77,588
See Notes to Financial Statements.

WisdomTree Trust    67

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Aon Corp. 3.75%, 5/2/29	$100,000	$98,963
Aon Corp./Aon Global Holdings PLC 2.85%, 5/28/27	3,000	2,956
Apollo Debt Solutions BDC
6.90%, 4/13/29	69,000	72,516
5.88%, 8/30/30(c)	3,000	3,039
Apple, Inc.
1.20%, 2/8/28	87,000	82,768
4.00%, 5/10/28(b)	16,000	16,127
Applied Materials, Inc. 4.80%, 6/15/29	35,000	35,892
Ares Strategic Income Fund 5.80%, 9/9/30(c)	239,000	241,606
Arrow Electronics, Inc. 5.15%, 8/21/29	82,000	83,909
Assurant, Inc. 3.70%, 2/22/30	6,000	5,830
Assured Guaranty U.S. Holdings, Inc. 6.13%, 9/15/28	24,000	25,224
Athene Holding Ltd. 4.13%, 1/12/28	97,000	96,929
Atmos Energy Corp. 3.00%, 6/15/27	7,000	6,933
Automatic Data Processing, Inc. 1.70%, 5/15/28(b)	3,000	2,866
AutoZone, Inc.
3.75%, 4/18/29	130,000	128,168
5.10%, 7/15/29	30,000	30,875
AvalonBay Communities, Inc. 3.35%, 5/15/27	35,000	34,744
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc. 3.14%, 11/7/29	83,000	80,159
Bank of America Corp.
3.56%, 4/23/27, (3.559% fixed rate until 4/23/26; 3-month Secured Overnight Financing Rate + 1.322% thereafter)(a)	38,000	37,933
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(a)	67,000	66,143
2.55%, 2/4/28, (2.551% fixed rate until 2/4/27; Secured Overnight Financing Rate + 1.05% thereafter)(a)	354,000	348,366
3.71%, 4/24/28, (3.705% fixed rate until 4/24/27; 3-month Secured Overnight Financing Rate + 1.774% thereafter)(a)	321,000	319,648
4.38%, 4/27/28, (4.376% fixed rate until 4/27/27; Secured Overnight Financing Rate + 1.58% thereafter)(a)	67,000	67,285
3.59%, 7/21/28, (3.593% fixed rate until 7/21/27; 3-month Secured Overnight Financing Rate + 1.632% thereafter) (a)	91,000	90,394
Investments	Principal Amount	Value
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month Secured Overnight Financing Rate + 1.302% thereafter)(a)	$6,000	$5,931
3.97%, 3/5/29, (3.97% fixed rate until 3/5/28; 3-month Secured Overnight Financing Rate + 1.332% thereafter)(a)	98,000	97,860
5.20%, 4/25/29, (5.202% fixed rate until 4/25/28; Secured Overnight Financing Rate + 1.63% thereafter)(a)	294,000	301,306
2.09%, 6/14/29, (2.087% fixed rate until 6/14/28; Secured Overnight Financing Rate + 1.06% thereafter)(a)	157,000	149,775
5.82%, 9/15/29, (5.819% fixed rate until 9/15/28; Secured Overnight Financing Rate + 1.57% thereafter)(a)	138,000	143,957
3.97%, 2/7/30, (3.974% fixed rate until 2/7/29; 3-month Secured Overnight Financing Rate + 1.472% thereafter)(a)	225,000	223,886
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month Secured Overnight Financing Rate + 1.442% thereafter)(a)	137,000	132,373
Bank of New York Mellon Corp.
3.40%, 1/29/28	9,000	8,937
3.44%, 2/7/28, (3.442% fixed rate until 2/7/27; 3-month Secured Overnight Financing Rate + 1.331% thereafter)(a)	121,000	120,431
4.98%, 3/14/30, (4.975% fixed rate until 3/14/29; Secured Overnight Financing Rate + 1.085% thereafter)(a)	118,000	121,481
Baxter International, Inc. 1.92%, 2/1/27	27,000	26,353
Becton Dickinson & Co. 4.69%, 2/13/28(b)	30,000	30,394
Berkshire Hathaway Energy Co. 3.25%, 4/15/28	70,000	69,061
Berkshire Hathaway Finance Corp. 2.30%, 3/15/27	26,000	25,601
Best Buy Co., Inc. 4.45%, 10/1/28	37,000	37,344
BGC Group, Inc. 6.60%, 6/10/29	97,000	101,345
Biogen, Inc. 2.25%, 5/1/30	137,000	125,927
Black Hills Corp. 3.05%, 10/15/29	73,000	69,795
Blackrock, Inc. 3.20%, 3/15/27	36,000	35,790
Blackstone Private Credit Fund
4.95%, 9/26/27	34,000	34,189
7.30%, 11/27/28	20,000	21,222
5.95%, 7/16/29	95,000	96,968
5.60%, 11/22/29	9,000	9,087
5.25%, 4/1/30	4,000	3,977

See Notes to Financial Statements.

68    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Blackstone Secured Lending Fund 2.85%, 9/30/28	$127,000	$120,122
Block Financial LLC
2.50%, 7/15/28(b)	40,000	38,171
3.88%, 8/15/30	14,000	13,489
Blue Owl Capital Corp. 2.88%, 6/11/28	213,000	201,250
Blue Owl Credit Income Corp.
7.75%, 9/16/27	36,000	37,446
7.95%, 6/13/28	27,000	28,566
7.75%, 1/15/29	81,000	85,702
6.60%, 9/15/29	125,000	128,653
5.80%, 3/15/30	7,000	6,994
Blue Owl Technology Finance Corp. 6.75%, 4/4/29	83,000	84,932
BorgWarner, Inc. 2.65%, 7/1/27	98,000	96,063
Boston Scientific Corp. 2.65%, 6/1/30	23,000	21,656
BP Capital Markets America, Inc.
3.59%, 4/14/27	75,000	74,788
4.23%, 11/6/28	40,000	40,290
Broadcom, Inc.
4.11%, 9/15/28	51,000	51,159
4.75%, 4/15/29	95,000	96,798
5.05%, 7/12/29	141,000	145,252
4.35%, 2/15/30	132,000	132,910
4.60%, 7/15/30	130,000	132,145
Brunswick Corp. 5.85%, 3/18/29(b)	57,000	59,094
Bunge Ltd. Finance Corp.
3.75%, 9/25/27	85,000	84,759
4.10%, 1/7/28	14,000	14,036
4.20%, 9/17/29	3,000	3,003
4.55%, 8/4/30	14,000	14,137
Cadence Design Systems, Inc. 4.30%, 9/10/29	121,000	121,644
Campbell’s Company/The 5.20%, 3/21/29	93,000	95,300
Capital One Financial Corp.
3.75%, 3/9/27	65,000	64,823
3.65%, 5/11/27	50,000	49,781
3.80%, 1/31/28	174,000	173,323
4.93%, 5/10/28, (4.927% fixed rate until 5/10/27; Secured Overnight Financing Rate + 2.057% thereafter)(a)	50,000	50,609
5.47%, 2/1/29, (5.468% fixed rate until 2/1/28; Secured Overnight Financing Rate + 2.08% thereafter)(a)	50,000	51,372
6.31%, 6/8/29, (6.312% fixed rate until 6/8/28; Secured Overnight Financing Rate + 2.64% thereafter)(a)	27,000	28,342
Investments	Principal Amount	Value
3.27%, 3/1/30, (3.273% fixed rate until 3/1/29; Secured Overnight Financing Rate + 1.79% thereafter)(a)(b)	$50,000	$48,558
Cardinal Health, Inc. 5.00%, 11/15/29	127,000	130,495
Carlisle Cos., Inc. 3.75%, 12/1/27	48,000	47,786
Carrier Global Corp. 2.72%, 2/15/30	140,000	131,910
Caterpillar Financial Services Corp. 4.70%, 11/15/29	255,000	261,784
CBRE Services, Inc. 5.50%, 4/1/29	28,000	29,042
CDW LLC/CDW Finance Corp. 3.25%, 2/15/29	115,000	110,853
Cencora, Inc. 2.80%, 5/15/30	106,000	99,856
Charles Schwab Corp.
2.00%, 3/20/28	33,000	31,757
4.00%, 2/1/29(b)	89,000	89,341
Cheniere Corpus Christi Holdings LLC 3.70%, 11/15/29	103,000	100,683
Cheniere Energy Partners LP 4.50%, 10/1/29	95,000	95,308
Chevron Corp. 2.24%, 5/11/30	134,000	124,365
Chevron USA, Inc. 3.25%, 10/15/29	2,000	1,952
Choice Hotels International, Inc. 3.70%, 12/1/29(b)	23,000	22,389
Cigna Group
4.38%, 10/15/28	239,000	241,176
5.00%, 5/15/29	83,000	85,267
2.40%, 3/15/30	142,000	131,888
Cintas Corp. No. 2 3.70%, 4/1/27	80,000	79,855
Cisco Systems, Inc. 4.85%, 2/26/29	81,000	83,208
Citigroup, Inc.
4.45%, 9/29/27	158,000	159,046
3.07%, 2/24/28, (3.07% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.28% thereafter)(a)	151,000	149,325
3.67%, 7/24/28, (3.668% fixed rate until 7/24/27; 3-month Secured Overnight Financing Rate + 1.652% thereafter)(a)	90,000	89,478
4.13%, 7/25/28	141,000	141,041
3.52%, 10/27/28, (3.52% fixed rate until 10/27/27; 3-month Secured Overnight Financing Rate + 1.413% thereafter)(a)	288,000	285,542

See Notes to Financial Statements.

WisdomTree Trust    69

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
4.08%, 4/23/29, (4.075% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.454% thereafter)(a)	$98,000	$97,956
5.17%, 2/13/30, (5.174% fixed rate until 2/13/29; Secured Overnight Financing Rate + 1.364% thereafter)(a)	201,000	206,318
3.98%, 3/20/30, (3.98% fixed rate until 3/20/29; 3-month Secured Overnight Financing Rate + 1.60% thereafter)(a)	124,000	122,981
2.98%, 11/5/30, (2.976% fixed rate until 11/5/29; Secured Overnight Financing Rate + 1.422% thereafter)(a)	128,000	121,992
Citizens Financial Group, Inc. 5.84%, 1/23/30, (5.841% fixed rate until 1/23/29; Secured Overnight Financing Rate + 2.01% thereafter)(a)	149,000	155,519
Clorox Co.
3.10%, 10/1/27	26,000	25,667
3.90%, 5/15/28	7,000	7,005
4.40%, 5/1/29	3,000	3,032
CME Group, Inc. 3.75%, 6/15/28	34,000	34,052
CMS Energy Corp. 3.45%, 8/15/27	39,000	38,667
CNA Financial Corp. 3.90%, 5/1/29	73,000	72,305
Coca-Cola Co. 1.00%, 3/15/28	93,000	87,832
Coca-Cola Consolidated, Inc. 5.25%, 6/1/29	35,000	36,223
Comcast Corp.
3.30%, 4/1/27	4,000	3,974
5.35%, 11/15/27	64,000	65,706
3.15%, 2/15/28	45,000	44,311
4.15%, 10/15/28	88,000	88,477
4.55%, 1/15/29	167,000	169,504
2.65%, 2/1/30	141,000	133,063
Comerica, Inc.
4.00%, 2/1/29	95,000	94,129
5.98%, 1/30/30, (5.982% fixed rate until 1/30/29; Secured Overnight Financing Rate + 2.155% thereafter)(a)	18,000	18,785
Commonwealth Edison Co. 2.95%, 8/15/27, Series 122	46,000	45,399
Concentrix Corp. 6.60%, 8/2/28(b)	47,000	48,542
ConocoPhillips Co.
4.40%, 7/15/27	65,000	65,179
4.70%, 1/15/30	28,000	28,560
Corebridge Financial, Inc. 3.65%, 4/5/27	66,000	65,633
Costco Wholesale Corp. 1.38%, 6/20/27	52,000	50,398
Investments	Principal Amount	Value
Coterra Energy, Inc. 4.38%, 3/15/29	$98,000	$98,340
CSX Corp.
3.80%, 3/1/28	96,000	95,903
4.25%, 3/15/29	6,000	6,053
2.40%, 2/15/30	7,000	6,554
CVS Health Corp.
3.63%, 4/1/27	67,000	66,651
1.30%, 8/21/27	97,000	92,806
4.30%, 3/25/28	116,000	116,444
3.25%, 8/15/29	220,000	212,408
Darden Restaurants, Inc. 4.55%, 10/15/29	24,000	24,235
DCP Midstream Operating LP
5.63%, 7/15/27	59,000	60,130
5.13%, 5/15/29	31,000	31,768
Dell International LLC/EMC Corp.
5.30%, 10/1/29	84,000	86,724
5.00%, 4/1/30	120,000	122,968
Delta Air Lines, Inc. 5.25%, 7/10/30	128,000	131,653
Devon Energy Corp. 5.25%, 10/15/27	46,000	46,066
Diamondback Energy, Inc. 3.50%, 12/1/29	115,000	111,626
Discover Bank 2.70%, 2/6/30	250,000	235,807
DOC DR LLC 4.30%, 3/15/27	24,000	24,046
Dollar Tree, Inc. 4.20%, 5/15/28(b)	89,000	89,136
Dominion Energy, Inc.
4.25%, 6/1/28	15,000	15,053
3.38%, 4/1/30, Series C	129,000	124,535
Dow Chemical Co. 7.38%, 11/1/29	88,000	97,069
DR Horton, Inc. 1.40%, 10/15/27	30,000	28,714
DTE Energy Co.
4.88%, 6/1/28	172,000	175,004
5.10%, 3/1/29	103,000	105,630
5.20%, 4/1/30	125,000	129,100
Duke Energy Carolinas LLC 2.45%, 2/1/30	14,000	13,136
Duke Energy Corp.
5.00%, 12/8/27	34,000	34,700
4.30%, 3/15/28	194,000	195,131
4.85%, 1/5/29	2,000	2,042
Duke Energy Ohio, Inc. 3.65%, 2/1/29	2,000	1,982

See Notes to Financial Statements.

70    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Eastman Chemical Co. 5.00%, 8/1/29	$51,000	$52,090
Eaton Corp. 4.35%, 5/18/28	21,000	21,256
Ecolab, Inc. 5.25%, 1/15/28	74,000	76,039
Edison International
4.13%, 3/15/28	50,000	49,459
5.25%, 11/15/28	50,000	50,693
EIDP, Inc. 2.30%, 7/15/30	22,000	20,362
Elevance Health, Inc. 4.10%, 3/1/28	252,000	252,478
Eli Lilly & Co. 4.20%, 8/14/29	15,000	15,155
Emerson Electric Co. 1.80%, 10/15/27	59,000	57,099
Enact Holdings, Inc. 6.25%, 5/28/29	79,000	82,729
Energy Transfer LP 4.40%, 3/15/27	47,000	47,161
Entergy Louisiana LLC 3.25%, 4/1/28	92,000	90,742
Enterprise Products Operating LLC 4.15%, 10/16/28	121,000	121,820
EPR Properties 3.75%, 8/15/29	110,000	106,687
EQT Corp.
5.70%, 4/1/28	82,000	84,630
7.00%, 2/1/30	111,000	120,704
Equifax, Inc.
4.80%, 9/15/29	64,000	65,108
3.10%, 5/15/30	17,000	16,111
Equitable Holdings, Inc. 4.35%, 4/20/28	46,000	46,197
ERP Operating LP
3.25%, 8/1/27	63,000	62,416
3.50%, 3/1/28	7,000	6,935
Essential Utilities, Inc.
4.80%, 8/15/27	17,000	17,225
2.70%, 4/15/30	80,000	75,166
Essex Portfolio LP
1.70%, 3/1/28	76,000	72,179
4.00%, 3/1/29	49,000	48,650
Estee Lauder Cos., Inc.
3.15%, 3/15/27	67,000	66,434
4.38%, 5/15/28	6,000	6,061
Evergy Metro, Inc. 2.25%, 6/1/30, Series 2020	10,000	9,231
Investments	Principal Amount	Value
Eversource Energy
2.90%, 3/1/27	$64,000	$63,163
5.45%, 3/1/28	10,000	10,253
Exelon Corp.
5.15%, 3/15/28	40,000	40,889
5.15%, 3/15/29	93,000	95,691
Expand Energy Corp. 5.38%, 3/15/30	121,000	122,944
Expedia Group, Inc.
3.80%, 2/15/28	127,000	126,349
3.25%, 2/15/30(b)	138,000	132,418
Extra Space Storage LP
3.88%, 12/15/27	89,000	88,789
3.90%, 4/1/29	58,000	57,323
F&G Annuities & Life, Inc. 6.50%, 6/4/29	59,000	61,483
FactSet Research Systems, Inc. 2.90%, 3/1/27	66,000	65,047
FedEx Corp. 4.20%, 10/17/28	82,000	81,927
Fidelity National Financial, Inc. 4.50%, 8/15/28	60,000	60,453
Fifth Third Bancorp
6.36%, 10/27/28, (6.361% fixed rate until 10/27/27; Secured Overnight Financing Index + 2.192% thereafter)(a)	212,000	220,711
6.34%, 7/27/29, (6.339% fixed rate until 7/27/28; Secured Overnight Financing Rate + 2.34% thereafter)(a)	5,000	5,267
4.77%, 7/28/30, (4.772% fixed rate until 7/28/29; Secured Overnight Financing Index + 2.127% thereafter) (a)	7,000	7,087
First American Financial Corp. 4.00%, 5/15/30	5,000	4,840
First-Citizens Bank & Trust Co. 6.13%, 3/9/28	19,000	19,699
Fiserv, Inc.
2.25%, 6/1/27	84,000	81,798
3.50%, 7/1/29	126,000	122,234
2.65%, 6/1/30	20,000	18,453
Florida Power & Light Co. 4.63%, 5/15/30	30,000	30,619
Fortune Brands Innovations, Inc. 3.25%, 9/15/29	93,000	89,465
Fox Corp. 4.71%, 1/25/29	102,000	103,325
GE HealthCare Technologies, Inc.
5.65%, 11/15/27	158,000	162,695
5.86%, 3/15/30	100,000	105,784
General Mills, Inc.
4.20%, 4/17/28	4,000	4,013
5.50%, 10/17/28	53,000	55,010

See Notes to Financial Statements.

WisdomTree Trust    71

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Genuine Parts Co. 4.95%, 8/15/29	$79,000	$80,354
Georgia Power Co.
2.65%, 9/15/29, Series B	10,000	9,526
4.55%, 3/15/30	6,000	6,104
Gilead Sciences, Inc. 2.95%, 3/1/27	66,000	65,373
Global Payments, Inc.
3.20%, 8/15/29	120,000	114,470
2.90%, 5/15/30	125,000	115,940
4.88%, 11/15/30	122,000	122,161
Goldman Sachs Group, Inc.
1.54%, 9/10/27, (1.542% fixed rate until 9/10/26; Secured Overnight Financing Rate + 0.818% thereafter)(a)	47,000	46,190
4.48%, 8/23/28, (4.482% fixed rate until 8/23/27; Secured Overnight Financing Rate + 1.725% thereafter)(a)	48,000	48,342
3.81%, 4/23/29, (3.814% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.42% thereafter)(a)	49,000	48,719
4.22%, 5/1/29, (4.223% fixed rate until 5/1/28; 3-month Secured Overnight Financing Rate + 1.563% thereafter)(a)	45,000	45,096
5.73%, 4/25/30, (5.727% fixed rate until 4/25/29; Secured Overnight Financing Rate + 1.265% thereafter)(a)	233,000	243,511
5.05%, 7/23/30, (5.049% fixed rate until 7/23/29; Secured Overnight Financing Rate + 1.21% thereafter)(a)	235,000	240,868
4.69%, 10/23/30, (4.692% fixed rate until 10/23/29; Secured Overnight Financing Rate + 1.135% thereafter)(a)	240,000	243,411
Haleon U.S. Capital LLC 3.38%, 3/24/29	250,000	244,169
Halliburton Co. 2.92%, 3/1/30	132,000	125,048
Hasbro, Inc. 3.50%, 9/15/27	52,000	51,466
HCA, Inc.
4.50%, 2/15/27	66,000	66,148
3.13%, 3/15/27	2,000	1,979
5.63%, 9/1/28(b)	63,000	64,948
4.13%, 6/15/29	153,000	152,550
5.25%, 3/1/30	118,000	121,898
Healthpeak OP LLC 3.50%, 7/15/29	123,000	119,654
HEICO Corp. 5.25%, 8/1/28	47,000	48,343
Hershey Co. 4.25%, 5/4/28	2,000	2,020
Investments	Principal Amount	Value
Hewlett Packard Enterprise Co.
4.55%, 10/15/29	$179,000	$180,108
4.40%, 10/15/30	122,000	121,651
Home Depot, Inc.
2.88%, 4/15/27	98,000	97,021
2.80%, 9/14/27	21,000	20,686
1.50%, 9/15/28	6,000	5,661
3.90%, 12/6/28	6,000	6,025
2.95%, 6/15/29	48,000	46,472
Honeywell International, Inc.
4.25%, 1/15/29	74,000	74,599
2.70%, 8/15/29	94,000	89,745
Howmet Aerospace, Inc. 3.00%, 1/15/29(b)	68,000	65,994
HP, Inc. 4.00%, 4/15/29	99,000	98,009
HPS Corporate Lending Fund
5.30%, 6/5/27(c)	40,000	40,254
5.45%, 1/14/28	33,000	33,401
6.75%, 1/30/29(b)	20,000	20,892
6.25%, 9/30/29	12,000	12,435
Hubbell, Inc. 3.50%, 2/15/28	45,000	44,554
Humana, Inc.
5.75%, 3/1/28	31,000	31,968
4.88%, 4/1/30	121,000	122,750
Huntington Bancshares, Inc.
6.21%, 8/21/29, (6.208% fixed rate until 8/21/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	126,000	132,214
2.55%, 2/4/30	31,000	28,932
Huntington Ingalls Industries, Inc. 2.04%, 8/16/28	83,000	78,642
Hyatt Hotels Corp. 5.25%, 6/30/29	150,000	154,470
IDEX Corp. 4.95%, 9/1/29	40,000	40,836
Ingersoll Rand, Inc. 5.40%, 8/14/28	87,000	89,957
Ingredion, Inc. 2.90%, 6/1/30	13,000	12,251
Intercontinental Exchange, Inc.
3.10%, 9/15/27	70,000	69,168
4.35%, 6/15/29	23,000	23,254
International Business Machines Corp. 3.50%, 5/15/29	252,000	247,096
Intuit, Inc. 5.13%, 9/15/28	61,000	62,935
ITC Holdings Corp. 3.35%, 11/15/27	8,000	7,917

See Notes to Financial Statements.

72    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Jabil, Inc. 4.25%, 5/15/27	$107,000	$107,229
Jacobs Engineering Group, Inc. 6.35%, 8/18/28	37,000	38,970
JM Smucker Co. 5.90%, 11/15/28	48,000	50,335
John Deere Capital Corp.
2.35%, 3/8/27	27,000	26,572
4.90%, 6/11/27(b)	27,000	27,462
3.05%, 1/6/28	20,000	19,754
4.65%, 1/7/28	20,000	20,349
4.95%, 7/14/28	170,000	174,603
3.35%, 4/18/29	4,000	3,928
4.85%, 6/11/29	67,000	68,902
Johnson & Johnson 0.95%, 9/1/27	57,000	54,613
JPMorgan Chase & Co.
8.00%, 4/29/27	2,000	2,109
1.47%, 9/22/27, (1.47% fixed rate until 9/22/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	216,000	212,058
4.25%, 10/1/27	6,000	6,046
5.04%, 1/23/28, (5.04% fixed rate until 1/23/27; Secured Overnight Financing Rate + 1.19% thereafter)(a)	44,000	44,460
3.78%, 2/1/28, (3.782% fixed rate until 2/1/27; 3-month Secured Overnight Financing Rate + 1.599% thereafter)(a)	102,000	101,770
2.95%, 2/24/28, (2.947% fixed rate until 2/24/27; Secured Overnight Financing Rate + 1.17% thereafter)(a)	91,000	89,925
5.57%, 4/22/28, (5.571% fixed rate until 4/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	126,000	128,531
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(a)	88,000	88,354
3.54%, 5/1/28, (3.54% fixed rate until 5/1/27; 3-month Secured Overnight Financing Rate + 1.642% thereafter)(a)	226,000	224,768
2.18%, 6/1/28, (2.182% fixed rate until 6/1/27; Secured Overnight Financing Rate + 1.89% thereafter)(a)	94,000	91,684
4.98%, 7/22/28, (4.979% fixed rate until 7/22/27; Secured Overnight Financing Rate + 0.93% thereafter)(a)	154,000	156,299
4.85%, 7/25/28, (4.851% fixed rate until 7/25/27; Secured Overnight Financing Rate + 1.99% thereafter)(a)	137,000	138,796
3.51%, 1/23/29, (3.509% fixed rate until 1/23/28; 3-month Secured Overnight Financing Rate + 1.207% thereafter)(a)	106,000	105,015
Investments	Principal Amount	Value
4.01%, 4/23/29, (4.005% fixed rate until 4/23/28; 3-month Secured Overnight Financing Rate + 1.382% thereafter)(a)	$184,000	$183,883
2.07%, 6/1/29, (2.069% fixed rate until 6/1/28; Secured Overnight Financing Rate + 1.015% thereafter)(a)	18,000	17,191
4.20%, 7/23/29, (4.203% fixed rate until 7/23/28; 3-month Secured Overnight Financing Rate + 1.522% thereafter)(a)	146,000	146,490
5.30%, 7/24/29, (5.299% fixed rate until 7/24/28; Secured Overnight Financing Rate + 1.45% thereafter)(a)	140,000	144,203
5.00%, 7/22/30, (4.995% fixed rate until 7/22/29; Secured Overnight Financing Rate + 1.125% thereafter)(a)	128,000	131,437
4.60%, 10/22/30, (4.603% fixed rate until 10/22/29; Secured Overnight Financing Rate + 1.04% thereafter)(a)	120,000	121,717
Juniper Networks, Inc. 3.75%, 8/15/29	22,000	21,490
Kellanova 4.30%, 5/15/28	42,000	42,279
Kenvue, Inc. 5.00%, 3/22/30	27,000	27,853
Keurig Dr. Pepper, Inc.
4.60%, 5/25/28	2,000	2,017
5.05%, 3/15/29	85,000	86,858
3.95%, 4/15/29	141,000	139,477
3.20%, 5/1/30	17,000	16,160
KeyCorp
4.10%, 4/30/28	108,000	108,143
2.55%, 10/1/29	80,000	75,598
Keysight Technologies, Inc. 4.60%, 4/6/27	84,000	84,437
Kimberly-Clark Corp. 3.20%, 4/25/29	3,000	2,929
Kirby Corp. 4.20%, 3/1/28	27,000	27,012
KLA Corp. 4.10%, 3/15/29	64,000	64,175
Kraft Heinz Foods Co. 3.88%, 5/15/27	66,000	65,839
Kroger Co.
3.70%, 8/1/27	63,000	62,795
4.50%, 1/15/29	28,000	28,373
L3Harris Technologies, Inc. 4.40%, 6/15/28	205,000	206,591
Laboratory Corp. of America Holdings 4.35%, 4/1/30	106,000	106,183
Lam Research Corp. 1.90%, 6/15/30(b)	22,000	20,031
See Notes to Financial Statements.

WisdomTree Trust    73

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Lazard Group LLC 4.50%, 9/19/28	$71,000	$71,595
Lear Corp.
3.80%, 9/15/27	71,000	70,668
4.25%, 5/15/29	28,000	27,918
Leggett & Platt, Inc. 3.50%, 11/15/27	22,000	21,675
Lennox International, Inc. 5.50%, 9/15/28	49,000	50,612
Lincoln National Corp.
3.80%, 3/1/28	32,000	31,841
3.05%, 1/15/30	7,000	6,676
Lockheed Martin Corp. 4.50%, 2/15/29	17,000	17,276
Loews Corp. 3.20%, 5/15/30	12,000	11,497
Lowe’s Cos., Inc.
3.10%, 5/3/27	43,000	42,538
1.70%, 9/15/28	145,000	136,692
4.50%, 4/15/30	19,000	19,253
1.70%, 10/15/30	138,000	122,643
LPL Holdings, Inc.
6.75%, 11/17/28	76,000	81,143
5.20%, 3/15/30	63,000	64,523
5.15%, 6/15/30	4,000	4,085
Main Street Capital Corp. 5.40%, 8/15/28	26,000	26,135
Manufacturers & Traders Trust Co. 4.70%, 1/27/28	250,000	253,544
Marathon Oil Corp. 4.40%, 7/15/27	66,000	65,686
Marathon Petroleum Corp.
3.80%, 4/1/28	23,000	22,891
5.15%, 3/1/30	92,000	94,833
Marriott International, Inc.
4.88%, 5/15/29	96,000	98,112
4.63%, 6/15/30, Series FF(b)	130,000	132,011
Marsh & McLennan Cos., Inc. 4.38%, 3/15/29	50,000	50,539
Masco Corp. 1.50%, 2/15/28	46,000	43,571
Mastercard, Inc. 3.30%, 3/26/27	64,000	63,690
McDonald’s Corp. 4.80%, 8/14/28	140,000	143,016
Merck & Co., Inc.
1.70%, 6/10/27	37,000	36,033
4.05%, 5/17/28	31,000	31,228
3.40%, 3/7/29	27,000	26,587
4.30%, 5/17/30	23,000	23,249
Investments	Principal Amount	Value
Mercury General Corp. 4.40%, 3/15/27	$45,000	$44,960
Meta Platforms, Inc.
3.50%, 8/15/27	81,000	80,881
4.20%, 11/15/30	121,000	121,260
MGIC Investment Corp. 5.25%, 8/15/28	37,000	37,025
Microchip Technology, Inc. 5.05%, 2/15/30	87,000	88,808
Mid-America Apartments LP 4.20%, 6/15/28	75,000	75,320
MidAmerican Energy Co. 3.10%, 5/1/27	21,000	20,809
Mondelez International, Inc. 4.13%, 5/7/28	98,000	98,198
Moody’s Corp. 4.25%, 2/1/29	33,000	33,215
Morgan Stanley
3.95%, 4/23/27	65,000	64,961
1.59%, 5/4/27, (1.593% fixed rate until 5/4/26; Secured Overnight Financing Rate + 0.879% thereafter)(a)	67,000	66,431
1.51%, 7/20/27, (1.512% fixed rate until 7/20/26; Secured Overnight Financing Rate + 0.858% thereafter)(a)	68,000	67,056
2.48%, 1/21/28, (2.475% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.00% thereafter)(a)	209,000	205,672
5.65%, 4/13/28, (5.652% fixed rate until 4/13/27; Secured Overnight Financing Rate + 1.01% thereafter)(a)	94,000	95,874
3.59%, 7/22/28(a)	76,000	75,492
6.30%, 10/18/28, (6.296% fixed rate until 10/18/27; Secured Overnight Financing Rate + 2.24% thereafter)(a)	91,000	94,543
3.77%, 1/24/29, (3.772% fixed rate until 1/24/28; 3-month Secured Overnight Financing Rate + 1.402% thereafter)(a)	180,000	179,020
5.12%, 2/1/29, (5.123% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.73% thereafter)(a)	32,000	32,664
5.16%, 4/20/29, (5.164% fixed rate until 4/20/28; Secured Overnight Financing Rate + 1.59% thereafter)(a)	189,000	193,339
6.41%, 11/1/29, (6.407% fixed rate until 11/1/28; Secured Overnight Financing Rate + 1.83% thereafter)(a)	228,000	241,654
5.17%, 1/16/30, (5.173% fixed rate until 1/16/29; Secured Overnight Financing Rate + 1.45% thereafter)(a)	174,000	178,806
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month Secured Overnight Financing Rate + 1.89% thereafter)(a)	171,000	172,003

See Notes to Financial Statements.

74    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
5.66%, 4/18/30, (5.656% fixed rate until 4/18/29; Secured Overnight Financing Rate + 1.26% thereafter)(a)	$124,000	$129,260
5.04%, 7/19/30, (5.042% fixed rate until 7/19/29; Secured Overnight Financing Rate + 1.215% thereafter)(a)	130,000	133,368
Mosaic Co. 5.38%, 11/15/28	94,000	96,969
Motorola Solutions, Inc.
4.60%, 5/23/29	97,000	98,183
4.85%, 8/15/30	128,000	130,621
MPLX LP
4.25%, 12/1/27	40,000	40,146
4.00%, 3/15/28	84,000	83,904
4.80%, 2/15/29	92,000	93,483
2.65%, 8/15/30	144,000	133,479
Nasdaq, Inc. 5.35%, 6/28/28	27,000	27,876
Netflix, Inc. 6.38%, 5/15/29	58,000	62,134
Nevada Power Co. 3.70%, 5/1/29, Series CC	41,000	40,412
NextEra Energy Capital Holdings, Inc.
4.63%, 7/15/27	65,000	65,760
1.90%, 6/15/28	65,000	61,956
4.90%, 3/15/29	102,000	104,612
3.50%, 4/1/29	30,000	29,441
2.25%, 6/1/30	131,000	120,545
NIKE, Inc. 2.75%, 3/27/27	8,000	7,910
NiSource, Inc. 5.25%, 3/30/28(b)	179,000	183,640
NMI Holdings, Inc. 6.00%, 8/15/29	31,000	32,180
NNN REIT, Inc. 3.50%, 10/15/27	63,000	62,471
Norfolk Southern Corp.
3.80%, 8/1/28	39,000	38,828
5.05%, 8/1/30	15,000	15,559
Northern Trust Corp. 3.65%, 8/3/28	13,000	12,968
Northrop Grumman Corp. 3.25%, 1/15/28	99,000	97,742
Nucor Corp. 4.65%, 6/1/30	24,000	24,514
NVR, Inc. 3.00%, 5/15/30(b)	25,000	23,690
Omega Healthcare Investors, Inc. 5.20%, 7/1/30	117,000	119,114
Omnicom Group, Inc.
4.65%, 10/1/28(c)	72,000	72,412
4.20%, 6/1/30(b)	17,000	16,872
Investments	Principal Amount	Value
ONE Gas, Inc. 5.10%, 4/1/29	$25,000	$25,760
ONEOK, Inc.
5.65%, 11/1/28	93,000	96,665
4.35%, 3/15/29	97,000	97,390
3.40%, 9/1/29	94,000	91,131
3.10%, 3/15/30	40,000	38,077
Oracle Corp.
2.80%, 4/1/27	67,000	65,722
3.25%, 11/15/27	40,000	39,182
4.50%, 5/6/28	54,000	54,007
4.20%, 9/27/29(b)	130,000	127,485
6.15%, 11/9/29	82,000	85,616
2.95%, 4/1/30	181,000	167,138
4.45%, 9/26/30(b)	247,000	241,623
O’Reilly Automotive, Inc.
3.60%, 9/1/27	65,000	64,637
4.20%, 4/1/30	19,000	18,942
Otis Worldwide Corp.
5.25%, 8/16/28	28,000	28,870
2.57%, 2/15/30	19,000	17,796
Ovintiv, Inc. 5.65%, 5/15/28	85,000	87,511
Owens Corning
5.50%, 6/15/27	41,000	41,856
3.50%, 2/15/30	20,000	19,401
PACCAR Financial Corp.
4.00%, 8/8/28	26,000	26,183
4.60%, 1/31/29	48,000	48,933
4.55%, 5/8/30	6,000	6,117
Parker-Hannifin Corp.
4.25%, 9/15/27	67,000	67,451
3.25%, 6/14/29	21,000	20,446
Patterson-UTI Energy, Inc. 3.95%, 2/1/28	46,000	45,537
Paychex, Inc. 5.10%, 4/15/30(b)	119,000	122,587
PayPal Holdings, Inc.
3.90%, 6/1/27	5,000	5,011
2.85%, 10/1/29	6,000	5,751
PepsiCo, Inc.
3.60%, 2/18/28	97,000	96,809
7.00%, 3/1/29	3,000	3,273
2.75%, 3/19/30	69,000	65,579
Pfizer, Inc. 2.63%, 4/1/30	132,000	124,596
Philip Morris International, Inc.
4.88%, 2/13/29	244,000	249,949
4.63%, 11/1/29	31,000	31,530
5.13%, 2/15/30	118,000	122,032

See Notes to Financial Statements.

WisdomTree Trust    75

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Phillips 66 3.90%, 3/15/28	$112,000	$111,604
Phillips 66 Co. 3.15%, 12/15/29	22,000	21,131
Pinnacle West Capital Corp. 5.15%, 5/15/30(b)	120,000	123,700
Plains All American Pipeline LP/PAA Finance Corp. 3.55%, 12/15/29(b)	92,000	89,494
PNC Financial Services Group, Inc.
3.15%, 5/19/27	91,000	90,153
5.30%, 1/21/28, (5.30% fixed rate until 1/21/27; Secured Overnight Financing Rate + 1.342% thereafter)(a)	23,000	23,305
5.58%, 6/12/29, (5.582% fixed rate until 6/12/28; Secured Overnight Financing Rate + 1.841% thereafter)(a)	119,000	123,438
5.49%, 5/14/30, (5.492% fixed rate until 5/14/29; Secured Overnight Financing Rate + 1.198% thereafter)(a)	118,000	122,937
Polaris, Inc. 6.95%, 3/15/29	29,000	30,760
PPG Industries, Inc. 3.75%, 3/15/28	43,000	42,934
PPL Capital Funding, Inc. 4.13%, 4/15/30	6,000	5,965
Principal Financial Group, Inc. 3.70%, 5/15/29	24,000	23,621
Procter & Gamble Co. 2.85%, 8/11/27	49,000	48,470
Prologis LP
4.00%, 9/15/28	33,000	33,069
2.88%, 11/15/29	2,000	1,913
Prudential Financial, Inc. 3.88%, 3/27/28	43,000	43,030
Public Service Enterprise Group, Inc.
5.20%, 4/1/29	141,000	145,068
1.60%, 8/15/30	151,000	133,991
Public Storage Operating Co. 3.39%, 5/1/29	3,000	2,938
QUALCOMM, Inc. 2.15%, 5/20/30	24,000	22,119
Realty Income Corp.
4.70%, 12/15/28	22,000	22,435
3.25%, 6/15/29	31,000	30,151
Regions Financial Corp. 1.80%, 8/12/28	90,000	85,218
Reinsurance Group of America, Inc. 3.15%, 6/15/30(b)	10,000	9,474
Revvity, Inc. 3.30%, 9/15/29	129,000	124,323
Rockwell Automation, Inc. 3.50%, 3/1/29	39,000	38,406
Investments	Principal Amount	Value
Roper Technologies, Inc.
2.95%, 9/15/29	$191,000	$182,713
2.00%, 6/30/30	147,000	133,071
Royalty Pharma PLC 1.75%, 9/2/27	49,000	47,208
RPM International, Inc.
3.75%, 3/15/27	46,000	45,800
4.55%, 3/1/29	21,000	21,241
RTX Corp.
3.50%, 3/15/27	58,000	57,716
3.13%, 5/4/27	50,000	49,485
4.13%, 11/16/28	135,000	135,508
5.75%, 1/15/29	80,000	83,732
S&P Global, Inc. 1.25%, 8/15/30	152,000	133,753
Sabine Pass Liquefaction LLC
4.20%, 3/15/28	87,000	87,130
4.50%, 5/15/30	123,000	123,654
Sempra 3.25%, 6/15/27	107,000	105,853
Shell Finance U.S., Inc. 2.38%, 11/7/29	31,000	29,257
Sherwin-Williams Co.
3.45%, 6/1/27	66,000	65,539
4.30%, 8/15/28	40,000	40,288
Solventum Corp. 5.40%, 3/1/29	42,000	43,533
Southern California Edison Co.
4.20%, 3/1/29, Series A	50,000	49,685
5.25%, 3/15/30	50,000	51,342
Southern California Gas Co. 2.95%, 4/15/27	79,000	78,168
Southern Co.
1.75%, 3/15/28, Series 21-B	22,000	20,963
4.85%, 6/15/28	93,000	94,701
5.50%, 3/15/29	60,000	62,331
Southwestern Electric Power Co. 4.10%, 9/15/28, Series M	93,000	93,032
Starbucks Corp. 3.50%, 3/1/28	160,000	158,370
State Street Corp.
1.68%, 11/18/27, (1.684% fixed rate until 11/18/26; Secured Overnight Financing Rate + 0.56% thereafter)(a)	9,000	8,833
4.54%, 2/28/28	3,000	3,048
4.53%, 2/20/29, (4.53% fixed rate until 2/20/28; Secured Overnight Financing Rate + 1.018% thereafter)(a)	163,000	165,129
Steel Dynamics, Inc. 1.65%, 10/15/27	71,000	68,280
Stifel Financial Corp. 4.00%, 5/15/30	5,000	4,899

See Notes to Financial Statements.

76    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Stryker Corp. 4.25%, 9/11/29	$40,000	$40,226
Sun Communities Operating LP 2.30%, 11/1/28	22,000	20,943
Synchrony Financial
3.95%, 12/1/27	20,000	19,927
5.15%, 3/19/29	86,000	87,229
Synopsys, Inc. 4.85%, 4/1/30	138,000	140,940
Sysco Corp.
5.75%, 1/17/29(b)	62,000	64,820
5.95%, 4/1/30	65,000	68,956
Take-Two Interactive Software, Inc. 3.70%, 4/14/27	26,000	25,899
Tapestry, Inc. 4.13%, 7/15/27	22,000	21,998
Target Corp. 3.38%, 4/15/29	3,000	2,948
Texas Instruments, Inc. 2.25%, 9/4/29	3,000	2,828
Thermo Fisher Scientific, Inc. 5.00%, 1/31/29	26,000	26,775
TJX Cos., Inc. 3.88%, 4/15/30	26,000	25,909
Toll Brothers Finance Corp. 3.80%, 11/1/29	90,000	88,519
Trane Technologies Holdco, Inc. 3.75%, 8/21/28	32,000	31,912
Truist Financial Corp.
1.27%, 3/2/27, (1.267% fixed rate until 3/2/26; Secured Overnight Financing Rate + 0.609% thereafter)(a)	67,000	66,665
1.13%, 8/3/27	25,000	23,953
4.87%, 1/26/29, (4.873% fixed rate until 1/26/28; Secured Overnight Financing Rate + 1.435% thereafter)(a)	145,000	147,334
3.88%, 3/19/29	42,000	41,491
7.16%, 10/30/29, (7.161% fixed rate until 10/30/28; Secured Overnight Financing Rate + 2.446% thereafter)(a)	55,000	59,360
Tyson Foods, Inc. 5.40%, 3/15/29	102,000	105,492
U.S. Bancorp
3.15%, 4/27/27, Series X	87,000	86,324
2.22%, 1/27/28, (2.215% fixed rate until 1/27/27; Secured Overnight Financing Rate + 0.73% thereafter)(a)	95,000	93,308
4.55%, 7/22/28, (4.548% fixed rate until 7/22/27; Secured Overnight Financing Rate + 1.66% thereafter)(a)	21,000	21,179
4.65%, 2/1/29, (4.653% fixed rate until 2/1/28; Secured Overnight Financing Rate + 1.23% thereafter)(a)	96,000	97,223
Investments	Principal Amount	Value
5.78%, 6/12/29, (5.775% fixed rate until 6/12/28; Secured Overnight Financing Rate + 2.02% thereafter)(a)	$71,000	$73,826
3.00%, 7/30/29	118,000	113,734
Uber Technologies, Inc. 4.30%, 1/15/30	61,000	61,364
Union Pacific Corp.
3.70%, 3/1/29	68,000	67,520
2.40%, 2/5/30	27,000	25,299
United Parcel Service, Inc.
3.40%, 3/15/29(b)	22,000	21,684
2.50%, 9/1/29	33,000	31,321
UnitedHealth Group, Inc.
5.25%, 2/15/28	51,000	52,424
4.25%, 1/15/29	82,000	82,573
4.00%, 5/15/29	83,000	82,936
4.80%, 1/15/30	108,000	110,651
5.30%, 2/15/30	117,000	122,040
2.00%, 5/15/30	138,000	125,936
Universal Health Services, Inc. 4.63%, 10/15/29	11,000	11,052
Valero Energy Corp.
2.15%, 9/15/27	117,000	113,437
4.00%, 4/1/29	47,000	46,677
5.15%, 2/15/30(b)	3,000	3,091
Valero Energy Partners LP 4.50%, 3/15/28	27,000	27,198
Veralto Corp. 5.35%, 9/18/28	63,000	64,972
VeriSign, Inc. 4.75%, 7/15/27	4,000	4,002
VICI Properties LP 4.95%, 2/15/30	121,000	122,510
Visa, Inc. 1.90%, 4/15/27	72,000	70,575
VMware LLC 4.70%, 5/15/30	122,000	123,983
Walmart, Inc.
4.10%, 4/28/27	12,000	12,085
3.90%, 4/15/28	47,000	47,250
Walt Disney Co.
3.70%, 3/23/27	21,000	20,989
2.00%, 9/1/29(b)	84,000	78,558
Waste Connections, Inc. 3.50%, 5/1/29(b)	87,000	85,569
Waste Management, Inc.
3.15%, 11/15/27	125,000	123,634
3.88%, 1/15/29	36,000	35,976
WEC Energy Group, Inc.
1.38%, 10/15/27	11,000	10,529
4.75%, 1/15/28	88,000	89,367

See Notes to Financial Statements.

WisdomTree Trust    77

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Short-Term Corporate Bond Fund (QSIG) December 31, 2025
Investments	Principal Amount	Value
Wells Fargo & Co.
4.30%, 7/22/27	$145,000	$145,643
3.53%, 3/24/28, (3.526% fixed rate until 3/24/27; Secured Overnight Financing Rate + 1.51% thereafter)(a)	184,000	182,802
3.58%, 5/22/28, (3.584% fixed rate until 5/22/27; 3-month Secured Overnight Financing Rate + 1.572% thereafter)(a)	190,000	188,812
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(a)	180,000	175,941
4.15%, 1/24/29	75,000	75,202
4.97%, 4/23/29, (4.97% fixed rate until 4/23/28; Secured Overnight Financing Rate + 1.37% thereafter)(a)	120,000	122,309
5.57%, 7/25/29, (5.574% fixed rate until 7/25/28; Secured Overnight Financing Rate + 1.74% thereafter)(a)	218,000	225,712
6.30%, 10/23/29, (6.303% fixed rate until 10/23/28; Secured Overnight Financing Rate + 1.79% thereafter)(a)	173,000	182,852
5.20%, 1/23/30, (5.198% fixed rate until 1/23/29; Secured Overnight Financing Rate + 1.50% thereafter)(a)	150,000	154,537
Western Midstream Operating LP
4.50%, 3/1/28	35,000	35,166
4.05%, 2/1/30	114,000	111,741
Westinghouse Air Brake Technologies Corp. 4.90%, 5/29/30	20,000	20,468
Weyerhaeuser Co. 4.00%, 4/15/30	19,000	18,743
Willis North America, Inc.
4.65%, 6/15/27	27,000	27,212
4.50%, 9/15/28	47,000	47,357
Wisconsin Power & Light Co. 3.00%, 7/1/29	15,000	14,444
Workday, Inc. 3.70%, 4/1/29	79,000	77,910
Investments	Principal Amount	Value
WRKCo, Inc. 4.90%, 3/15/29	$127,000	$129,418
Xcel Energy, Inc.
1.75%, 3/15/27	62,000	60,423
2.60%, 12/1/29	133,000	124,926
Zoetis, Inc. 3.00%, 9/12/27	47,000	46,375
Total United States		47,496,367
TOTAL CORPORATE BONDS (Cost: $47,660,241)		48,407,472
	Shares
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost: $19,279)	19,279	19,279
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d) (Cost: $161,100)	161,100	161,100
TOTAL INVESTMENTS IN SECURITIES – 99.2% (Cost: $47,840,620)		48,587,851
Other Assets less Liabilities – 0.8%		385,009
NET ASSETS – 100.0%		$48,972,860

(a)   Rate shown reflects the accrual rate as of December 31, 2025 on securities with variable or step rates.

(b)  Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,049,601 and the total market value of the collateral held by the Fund was $2,117,251. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,956,151.

(c)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$48,407,472	$—	$48,407,472
Mutual Fund	—	19,279	—	19,279
Investment of Cash Collateral for Securities Loaned	—	161,100	—	161,100
Total Investments in Securities	$—	$48,587,851	$—	$48,587,851

See Notes to Financial Statements.

78    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 89.6%
Brazil – 2.3%
Ambev SA	23,333	$59,016
Axia Energia	3,111	28,733
B3 SA – Brasil Bolsa Balcao	34,036	86,274
Banco do Brasil SA	3,424	13,697
Banco Santander Brasil SA	4,271	26,547
BB Seguridade Participacoes SA	773	5,099
Cosan SA*	5,159	5,009
Equatorial SA	5,202	36,549
Grupo Casas Bahia SA*	363	209
Hapvida Participacoes & Investimentos SA*(a)	1,497	4,024
Klabin SA	5,949	20,366
Localiza Rent a Car SA	3,227	25,658
Lojas Renner SA	5,650	13,868
Magazine Luiza SA	543	886
Motiva Infraestrutura de Mobilidade SA	8,264	22,712
Natura Cosmeticos SA*	5,433	7,386
Raia Drogasil SA	5,748	24,597
Rumo SA	7,186	19,356
Sitios Latinoamerica SAB de CV*	21,900	7,101
Suzano SA	3,789	35,575
Telefonica Brasil SA	5,760	34,793
Vale SA	18,733	246,001
Vibra Energia SA	5,252	24,277
WEG SA	9,477	83,896
Total Brazil		831,629
Chile – 0.5%
Banco de Chile	226,992	43,809
Banco de Credito & Inversiones SA	399	25,845
Banco Santander Chile	296,920	23,416
Cencosud SA	9,240	29,670
Empresas CMPC SA	2,254	3,535
Empresas Copec SA	2,399	18,786
Enel Americas SA	212,556	20,195
Falabella SA	3,447	24,026
Total Chile		189,282
China – 25.6%
AAC Technologies Holdings, Inc.	2,000	10,021
Agricultural Bank of China Ltd., Class H	152,000	112,875
Airtac International Group	1,000	29,599
Alibaba Group Holding Ltd.	67,400	1,236,554
Alibaba Health Information Technology Ltd., Class T*	12,000	7,786
Anhui Conch Cement Co. Ltd., Class H	6,500	18,439
ANTA Sports Products Ltd.	5,400	55,884
Baidu, Inc., ADR*	1,207	157,707
Bank of China Ltd., Class H	377,000	216,024
Bank of Communications Co. Ltd., Class H	56,000	46,406
Investments	Shares	Value
Bilibili, Inc., ADR*(b)	810	$19,918
BYD Co. Ltd., Class H	12,000	147,003
BYD Electronic International Co. Ltd.	4,000	17,288
China Conch Venture Holdings Ltd.	8,000	9,661
China Construction Bank Corp., Class H	442,000	436,690
China Everbright Bank Co. Ltd., Class H	43,000	20,109
China International Capital Corp. Ltd., Class H(a)	6,800	17,097
China Life Insurance Co. Ltd., Class H	35,000	123,119
China Longyuan Power Group Corp. Ltd., Class H	12,000	10,237
China Mengniu Dairy Co. Ltd.	12,000	22,987
China Merchants Bank Co. Ltd., Class H	23,000	156,022
China Minsheng Banking Corp. Ltd., Class H	51,500	26,003
China Overseas Land & Investment Ltd.	19,000	29,903
China Pacific Insurance Group Co. Ltd., Class H	16,600	75,072
China Petroleum & Chemical Corp., Class H	126,000	75,598
China Resources Beer Holdings Co. Ltd.	7,000	23,581
China Resources Gas Group Ltd.	5,000	14,531
China Resources Land Ltd.	17,500	61,155
China Shenhua Energy Co. Ltd., Class H	17,500	87,236
China Taiping Insurance Holdings Co. Ltd.	9,800	23,532
China Tower Corp. Ltd., Class H(a)	21,600	32,080
China Vanke Co. Ltd., Class H*	3,600	1,517
China Yangtze Power Co. Ltd., Class A	6,900	26,879
CITIC Ltd.	31,000	48,032
CITIC Securities Co. Ltd., Class H	15,000	52,804
CMOC Group Ltd., Class H	24,000	59,326
Contemporary Amperex Technology Co. Ltd., Class A	1,140	59,983
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	20,800	36,744
Country Garden Services Holdings Co. Ltd.	4,000	3,099
CSPC Pharmaceutical Group Ltd.	42,000	45,489
Daqo New Energy Corp., ADR*	365	10,767
ENN Energy Holdings Ltd.	3,700	32,895
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,208	11,711
Fosun International Ltd.	18,500	10,410
Fuyao Glass Industry Group Co. Ltd., Class H(a)	3,200	27,628
GDS Holdings Ltd., ADR*(b)	487	16,996
Geely Automobile Holdings Ltd.	29,000	66,692
GF Securities Co. Ltd., Class H	9,400	21,267
Great Wall Motor Co. Ltd., Class H	15,500	30,468
Guangdong Investment Ltd.	4,000	3,489
H World Group Ltd., ADR	915	43,051
Haier Smart Home Co. Ltd., Class H	12,400	38,681
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	800	4,372
Hansoh Pharmaceutical Group Co. Ltd.(a)	4,000	18,542
Hua Hong Semiconductor Ltd., Class H*(a)	1,000	9,546
Huatai Securities Co. Ltd., Class H(a)	11,200	27,081
Industrial & Commercial Bank of China Ltd., Class H	298,000	240,820
Innovent Biologics, Inc.*(a)	4,000	39,185
iQIYI, Inc., ADR*	1,337	2,567
See Notes to Financial Statements.

WisdomTree Trust    79

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2025
Investments	Shares	Value
JD Health International, Inc.*(a)	2,200	$15,687
JD.com, Inc., Class A	1,088	15,600
JD.com, Inc., ADR(b)	4,026	115,546
JOYY, Inc., ADR	302	19,558
KE Holdings, Inc., ADR(b)	171	2,695
Kingdee International Software Group Co. Ltd.*	12,000	20,490
Kingsoft Corp. Ltd.	1,400	5,115
Kweichow Moutai Co. Ltd., Class A	400	78,922
Lenovo Group Ltd.	38,000	45,208
Li Auto, Inc., ADR*(b)	849	14,374
Li Ning Co. Ltd.	3,500	8,395
Longfor Group Holdings Ltd.(a)(b)	6,000	6,599
LONGi Green Energy Technology Co. Ltd., Class A*	4,172	10,878
Luzhou Laojiao Co. Ltd., Class A	700	11,655
Meituan, Class B*(a)	18,720	248,446
Minth Group Ltd.	2,000	8,151
Muyuan Foods Co. Ltd., Class A	1,300	9,420
NetEase, Inc., ADR	1,888	259,827
New China Life Insurance Co. Ltd., Class H	5,600	39,103
New Oriental Education & Technology Group, Inc., ADR	606	33,348
NIO, Inc., ADR*	5,320	27,132
PDD Holdings, Inc., ADR*	1,777	201,494
People’s Insurance Co. Group of China Ltd., Class H	50,000	43,361
PetroChina Co. Ltd., Class H	110,000	118,430
PICC Property & Casualty Co. Ltd., Class H	34,000	71,464
Ping An Bank Co. Ltd., Class A	9,700	15,856
Ping An Healthcare & Technology Co. Ltd.*(a)(b)	2,700	4,884
Ping An Insurance Group Co. of China Ltd., Class H	30,500	255,293
Postal Savings Bank of China Co. Ltd., Class H(a)	57,000	38,959
SF Holding Co. Ltd., Class A	2,500	13,725
Shenzhou International Group Holdings Ltd.	4,100	32,237
Silergy Corp.	1,000	6,095
Sino Biopharmaceutical Ltd.	51,000	40,493
Smoore International Holdings Ltd.(a)(b)	3,000	4,590
Sunny Optical Technology Group Co. Ltd.	3,000	25,265
TAL Education Group, ADR*	1,357	14,805
Tencent Holdings Ltd.	25,800	1,985,508
Tencent Music Entertainment Group, ADR	1,813	31,782
Trip.com Group Ltd., ADR	2,176	156,476
Vipshop Holdings Ltd., ADR	1,143	20,220
Want Want China Holdings Ltd.	29,000	17,288
Weibo Corp., ADR(b)	508	5,192
Weichai Power Co. Ltd., Class H	11,000	26,640
Wharf Holdings Ltd.	7,000	19,552
Wuliangye Yibin Co. Ltd., Class A	1,300	19,731
WuXi AppTec Co. Ltd., Class H(a)	2,440	30,941
Wuxi Biologics Cayman, Inc.*(a)	14,500	58,570
Xiaomi Corp., Class B*(a)	64,400	325,165
Xinyi Solar Holdings Ltd.	22,375	8,538
XPeng, Inc., ADR*(b)	611	12,391
Investments	Shares	Value
Yum China Holdings, Inc.	1,889	$90,181
Zai Lab Ltd., ADR*	385	6,791
Zijin Mining Group Co. Ltd., Class H	32,000	146,608
Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H(b)	15,200	15,135
ZTE Corp., Class H	6,600	23,013
ZTO Express Cayman, Inc., ADR(b)	1,974	41,237
Total China		9,234,217
Czech Republic – 0.1%
CEZ AS	857	53,923
Hungary – 0.5%
MOL Hungarian Oil & Gas PLC	2,443	21,971
OTP Bank Nyrt	1,136	121,971
Richter Gedeon Nyrt	863	26,042
Total Hungary		169,984
India – 12.0%
Adani Green Energy Ltd.*	1,893	21,380
Adani Ports & Special Economic Zone Ltd.	2,677	43,777
Ambuja Cements Ltd.	3,920	24,265
Apollo Hospitals Enterprise Ltd.	514	40,274
Asian Paints Ltd.	1,786	55,033
Aurobindo Pharma Ltd.	1,700	22,376
Avenue Supermarts Ltd.*(a)	780	32,823
Axis Bank Ltd.	10,262	144,934
Bajaj Auto Ltd.	133	13,825
Bajaj Finance Ltd.	11,984	131,574
Bajaj Finserv Ltd.	1,757	39,877
Bandhan Bank Ltd.(a)	3,804	6,172
Bharti Airtel Ltd.	11,258	263,741
Britannia Industries Ltd.	523	35,094
Cipla Ltd.	2,029	34,117
Divi’s Laboratories Ltd.	654	46,514
Dr. Reddy’s Laboratories Ltd.	2,944	41,645
Eicher Motors Ltd.	325	26,442
GAIL India Ltd.	12,986	24,874
Godrej Consumer Products Ltd.	2,349	31,942
Grasim Industries Ltd.	1,688	53,131
HCL Technologies Ltd.	5,200	93,916
HDFC Life Insurance Co. Ltd.(a)	3,551	29,625
Hero MotoCorp Ltd.	136	8,732
Hindalco Industries Ltd.	7,546	74,445
Hindustan Unilever Ltd.*	3,840	98,944
ICICI Bank Ltd.	22,942	342,779
ICICI Lombard General Insurance Co. Ltd.(a)	1,094	23,882
Info Edge India Ltd.	415	6,158
Infosys Ltd.	15,755	283,164
ITC Ltd.	13,902	62,334
JSW Steel Ltd.	4,583	59,394
Kotak Mahindra Bank Ltd.	2,599	63,648

See Notes to Financial Statements.

80    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2025
Investments	Shares	Value
Kwality Wall’s India Ltd.*^	3,840	$1,632
Larsen & Toubro Ltd.	3,180	144,477
Lupin Ltd.	1,325	31,098
Mahindra & Mahindra Ltd.	3,787	156,284
Marico Ltd.	2,683	22,406
Maruti Suzuki India Ltd.	640	118,894
Nestle India Ltd.	990	14,187
NTPC Ltd.	20,787	76,217
Oil & Natural Gas Corp. Ltd.	12,411	33,193
Pidilite Industries Ltd.	1,650	27,214
Power Grid Corp. of India Ltd.	19,275	56,745
Reliance Industries Ltd.	25,895	452,445
Samvardhana Motherson International Ltd.	17,101	22,820
SBI Life Insurance Co. Ltd.(a)	1,970	44,601
Shriram Finance Ltd.	4,460	49,433
State Bank of India	8,097	88,484
Sun Pharmaceutical Industries Ltd.	3,897	74,563
Tata Consultancy Services Ltd.	4,382	156,316
Tata Consumer Products Ltd.	3,137	41,604
Tata Motors Passenger Vehicles Limited	8,233	33,649
Tata Steel Ltd.	31,499	63,111
Tech Mahindra Ltd.	3,477	61,544
Titan Co. Ltd.	1,759	79,291
UltraTech Cement Ltd.	523	68,570
UPL Ltd.	2,484	21,976
Vedanta Ltd.	9,165	61,631
Wipro Ltd.	11,974	35,075
Total India		4,318,291
Indonesia – 1.1%
Astra International Tbk. PT	110,000	44,198
Bank Central Asia Tbk. PT	270,000	130,750
Bank Mandiri Persero Tbk. PT	204,000	62,393
Bank Negara Indonesia Persero Tbk. PT	16,100	4,219
Bank Rakyat Indonesia Persero Tbk. PT	313,600	68,832
Charoen Pokphand Indonesia Tbk. PT	56,600	15,308
Telkom Indonesia Persero Tbk. PT	267,700	55,868
Unilever Indonesia Tbk. PT	39,200	6,112
Total Indonesia		387,680
Kazakhstan – 0.0%
Solidcore Resources PLC*	2,011	12,709
Luxembourg – 0.1%
Reinet Investments SCA	912	31,923
Malaysia – 0.9%
CIMB Group Holdings Bhd.	37,843	76,936
Dialog Group Bhd.	20,900	8,652
Hartalega Holdings Bhd.*	9,500	2,318
Hong Leong Bank Bhd.	3,500	19,096
IHH Healthcare Bhd.	11,000	23,718
Malayan Banking Bhd.	7,150	18,465
Petronas Chemicals Group Bhd.	11,800	10,555
Investments	Shares	Value
Petronas Gas Bhd.	6,200	$27,715
Press Metal Aluminium Holdings Bhd.	19,700	34,565
Public Bank Bhd.	72,900	81,559
Tenaga Nasional Bhd.	9,900	33,472
Top Glove Corp. Bhd.	27,500	4,371
Total Malaysia		341,422
Mexico – 2.4%
America Movil SAB de CV, Series B	174,888	181,216
Cemex SAB de CV, Series CPO	80,600	92,661
Fibra Uno Administracion SA de CV	14,387	21,597
Fomento Economico Mexicano SAB de CV	9,712	98,235
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,016	53,043
Grupo Aeroportuario del Sureste SAB de CV, Class B	1,250	40,267
Grupo Bimbo SAB de CV, Series A	7,501	24,665
Grupo Financiero Banorte SAB de CV, Class O	12,898	119,758
Grupo Mexico SAB de CV, Series B	16,102	152,275
Grupo Televisa SAB, Series CPO	7,617	4,444
Ollamani SAB*	2,045	8,395
Wal-Mart de Mexico SAB de CV	26,761	83,545
Total Mexico		880,101
Philippines – 0.3%
Ayala Corp.	1,750	13,921
Ayala Land, Inc.	44,900	17,133
Bank of the Philippine Islands	10,807	21,327
BDO Unibank, Inc.	11,698	26,763
JG Summit Holdings, Inc.	7,030	2,826
SM Investments Corp.	630	7,490
SM Prime Holdings, Inc.	34,800	13,457
Total Philippines		102,917
Poland – 1.0%
Allegro.eu SA*(a)	1,485	12,813
Bank Polska Kasa Opieki SA	990	56,478
CD Projekt SA	333	22,322
Dino Polska SA*(a)	2,130	24,498
KGHM Polska Miedz SA*	737	57,563
ORLEN SA	1,437	38,415
Powszechna Kasa Oszczednosci Bank Polski SA	4,040	95,696
Powszechny Zaklad Ubezpieczen SA	2,430	45,110
Total Poland		352,895
Russia – 0.0%
Gazprom PJSC*^	99,020	0
GMK Norilskiy Nickel PAO, ADR*^	8	0
GMK Norilskiy Nickel PAO*^	36,700	0
LUKOIL PJSC*^	2,998	0
Magnit PJSC*^	903	0
Mobile TeleSystems PJSC, ADR*^	2,887	0
Novatek PJSC*^	6,960	0
Novolipetsk Steel PJSC*^	12,900	0
Polyus PJSC*^	3,260	0

See Notes to Financial Statements.

WisdomTree Trust    81

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2025
Investments	Shares	Value
Rosneft Oil Co. PJSC*^	3,254	$0
Rosneft Oil Co. PJSC, GDR*^(c)	1,340	0
Sberbank of Russia PJSC, ADR*^	21,191	0
Severstal PAO, GDR*^(c)	2,080	0
Surgutneftegas PAO*^	112,960	0
Tatneft PJSC*^	12,210	0
TCS Group Holding PLC, GDR*^(c)	430	0
X5 Retail Group NV, GDR*^(c)	1,673	0
Total Russia		0
South Africa – 5.6%
Absa Group Ltd.	3,803	54,936
Aspen Pharmacare Holdings Ltd.	1,970	13,885
Bid Corp. Ltd.	1,540	39,208
Bidvest Group Ltd.	1,781	25,526
Capitec Bank Holdings Ltd.	335	84,019
Clicks Group Ltd.	1,164	23,643
Discovery Ltd.	1,959	26,906
E Media Holdings Ltd.	1,299	169
Exxaro Resources Ltd.	1,269	13,709
FirstRand Ltd.	23,089	126,453
Gold Fields Ltd.	4,577	200,457
Growthpoint Properties Ltd.	14,462	14,977
Impala Platinum Holdings Ltd.	3,890	61,507
Mr. Price Group Ltd.	1,718	18,142
MTN Group Ltd.	8,571	87,676
Naspers Ltd., Class N	11,370	757,892
Nedbank Group Ltd.	2,391	38,420
Northam Platinum Holdings Ltd.	1,856	37,760
Old Mutual Ltd.	23,271	20,926
Remgro Ltd.	3,097	33,944
Sanlam Ltd.	8,183	48,639
Sasol Ltd.*	2,046	13,113
Shoprite Holdings Ltd.	2,859	46,626
Sibanye Stillwater Ltd.*	13,136	47,962
Standard Bank Group Ltd.	6,307	110,534
Valterra Platinum Ltd.	212	18,034
Vodacom Group Ltd.	2,700	23,026
Woolworths Holdings Ltd.	6,551	22,140
Total South Africa		2,010,229
South Korea – 13.4%
Amorepacific Corp.	168	13,936
Celltrion, Inc.*	661	83,052
CJ CheilJedang Corp.	35	5,054
Coway Co. Ltd.*	262	15,805
E-MART, Inc.	81	4,571
Hana Financial Group, Inc.	1,321	86,291
Hankook Tire & Technology Co. Ltd.	365	14,772
Hanon Systems*	391	805
Hanwha Galleria Corp.*	2,399	2,278
Hanwha Solutions Corp.*	461	8,576
Investments	Shares	Value
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	177	$50,008
HLB, Inc.*	469	16,539
Hyundai Engineering & Construction Co. Ltd.	332	16,156
Hyundai Glovis Co. Ltd.	164	20,560
Hyundai Motor Co.	771	158,690
Hyundai Steel Co.	386	8,320
Kakao Corp.	240	10,013
KB Financial Group, Inc.	1,672	144,735
Kia Corp.	1,185	100,193
Korea Electric Power Corp.*	1,038	34,010
Korea Investment Holdings Co. Ltd.	203	22,787
Korea Zinc Co. Ltd.	33	30,147
Korean Air Lines Co. Ltd.*	650	10,175
KT&G Corp.	503	49,617
Kumho Petrochemical Co. Ltd.*	91	7,625
LG Chem Ltd.	194	44,845
LG Display Co. Ltd.*	1,668	13,675
LG Electronics, Inc.	507	32,344
LG H&H Co. Ltd.	36	6,460
Lotte Chemical Corp.	60	2,928
NAVER Corp.	538	90,566
NCSoft Corp.	54	7,553
Orion Corp.	122	8,952
POSCO Future M Co. Ltd.*	124	16,097
POSCO Holdings, Inc.	326	69,022
Samsung Biologics Co. Ltd.*(a)	44	51,772
Samsung Electro-Mechanics Co. Ltd.*	278	49,210
Samsung Electronics Co. Ltd.	24,104	2,006,227
Samsung Fire & Marine Insurance Co. Ltd.	131	45,196
Samsung Heavy Industries Co. Ltd.*	2,126	35,567
Samsung Life Insurance Co. Ltd.	301	32,930
Samsung SDI Co. Ltd.*	241	45,087
Samsung SDS Co. Ltd.*	152	18,096
Shinhan Financial Group Co. Ltd.	1,778	94,914
SK hynix, Inc.	2,398	1,083,682
SK Innovation Co. Ltd.	235	16,509
SK Square Co. Ltd.*	208	53,135
SK Telecom Co. Ltd.	418	15,524
SK, Inc.	152	27,065
S-Oil Corp.*	171	9,853
Woori Financial Group, Inc.	2,449	47,601
Yuhan Corp.*	262	20,443
Total South Korea		4,859,968
Taiwan – 21.8%
Accton Technology Corp.	2,000	75,428
Acer, Inc.	18,000	15,124
Advantech Co. Ltd.	3,299	30,239
ASE Technology Holding Co. Ltd.	17,000	135,533
Asia Cement Corp.	14,000	16,575
Asustek Computer, Inc.	3,000	52,323

See Notes to Financial Statements.

82    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2025
Investments	Shares	Value
AUO Corp.*	34,800	$13,568
Cathay Financial Holding Co. Ltd.	33,468	80,739
Chang Hwa Commercial Bank Ltd.	26,269	17,097
Cheng Shin Rubber Industry Co. Ltd.	6,000	5,633
China Steel Corp.	57,000	34,468
Chunghwa Telecom Co. Ltd.	18,000	74,760
Compal Electronics, Inc.	29,000	28,058
CTBC Financial Holding Co. Ltd.	73,000	116,631
Delta Electronics, Inc.	8,000	245,190
E.Sun Financial Holding Co. Ltd.	58,709	63,062
Evergreen Marine Corp. Taiwan Ltd.	3,600	21,769
Far EasTone Telecommunications Co. Ltd.	11,000	30,913
First Financial Holding Co. Ltd.	49,441	46,262
Formosa Chemicals & Fibre Corp.	16,000	16,346
Formosa Petrochemical Corp.	5,000	7,607
Formosa Plastics Corp.	15,000	18,618
Fubon Financial Holding Co. Ltd.	38,068	116,431
Giant Manufacturing Co. Ltd.	2,036	6,000
Hiwin Technologies Corp.	1,000	6,174
Hon Hai Precision Industry Co. Ltd.	52,000	381,471
Hotai Motor Co. Ltd.	2,060	36,059
Hua Nan Financial Holdings Co. Ltd.	39,455	38,927
Innolux Corp.	29,471	15,992
KGI Financial Holding Co. Ltd.	68,680	37,706
Lite-On Technology Corp., ADR	10,000	52,036
MediaTek, Inc.	6,000	273,070
Mega Financial Holding Co. Ltd.	44,934	57,203
Nan Ya Plastics Corp.	22,000	42,151
Nanya Technology Corp.*	6,000	36,855
Novatek Microelectronics Corp.	3,000	35,709
Powertech Technology, Inc.	1,000	5,506
President Chain Store Corp.	4,000	28,198
Quanta Computer, Inc.	12,000	103,881
SinoPac Financial Holdings Co. Ltd.	66,810	60,813
Taiwan Cooperative Financial Holding Co. Ltd.	54,545	42,184
Taiwan Mobile Co. Ltd.	6,000	20,719
Taiwan Semiconductor Manufacturing Co. Ltd.	100,000	4,933,085
TCC Group Holdings Co. Ltd.	23,997	17,719
TS Financial Holding Co. Ltd.	61,334	39,822
Unimicron Technology Corp.	6,000	42,011
Uni-President Enterprises Corp.	25,000	61,345
United Microelectronics Corp.	55,000	86,210
Vanguard International Semiconductor Corp.	1,000	2,931
Winbond Electronics Corp.*	15,809	41,560
Wistron Corp.	9,000	43,109
Yuanta Financial Holding Co. Ltd.	57,116	71,439
Total Taiwan		7,882,259
Thailand – 1.6%
Advanced Info Service PCL, NVDR	6,500	64,577
Airports of Thailand PCL, NVDR	20,600	34,655
Investments	Shares	Value
Bangkok Dusit Medical Services PCL, NVDR	40,900	$25,055
Central Pattana PCL, NVDR	19,500	34,197
Charoen Pokphand Foods PCL, NVDR	24,000	16,607
CP ALL PCL, NVDR	23,100	31,895
Delta Electronics Thailand PCL, NVDR	17,000	93,350
Energy Absolute PCL, NVDR*	11,500	986
Gulf Development PCL, NVDR*	31,934	42,319
Home Product Center PCL, NVDR	36,300	7,662
Kasikornbank PCL, NVDR	10,000	61,736
Minor International PCL, NVDR	23,500	18,126
PTT Exploration & Production PCL, NVDR	6,300	22,596
PTT Global Chemical PCL, NVDR	9,800	6,532
PTT Oil & Retail Business PCL, NVDR(b)	17,200	7,261
PTT PCL, NVDR	61,300	62,263
SCB X PCL, NVDR	4,400	19,413
Siam Cement PCL, NVDR	3,400	19,803
Total Thailand		569,033
Turkey – 0.1%
BIM Birlesik Magazalar AS	2,366	29,545
United States – 0.3%
BeOne Medicines Ltd., ADR*	223	67,750
JBS NV, BDR*	2,909	42,007
Total United States		109,757
TOTAL COMMON STOCKS (Cost: $23,988,981)		32,367,764
PREFERRED STOCKS – 2.1%
Brazil – 2.0%
Axia Energia, Class C*	817	7,324
Banco Bradesco SA, 7.52%	36,058	119,694
Gerdau SA, 3.79%	7,803	29,035
Itau Unibanco Holding SA, 6.74%	29,691	212,559
Itausa SA, 8.03%	39,181	83,514
Localiza Rent a Car SA*	124	939
Petroleo Brasileiro SA – Petrobras, 10.54%	44,901	252,539
Total Brazil		705,604
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B*	543	38,425
TOTAL PREFERRED STOCKS (Cost: $523,413)		744,029
RIGHTS – 0.0%
Taiwan – 0.0%
Unimicron Technology Corp.^* (Cost: $0)	135	447
MUTUAL FUND – 7.7%
United States – 7.7%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(d) (Cost: $2,767,345)	2,767,345	2,767,345
See Notes to Financial Statements.

WisdomTree Trust    83

Schedule of Investments (unaudited) (concluded) WisdomTree Emerging Markets Efficient Core Fund (NTSE) December 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.3%
United States – 0.3%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(d) (Cost: $122,577)	122,577	$122,577
TOTAL INVESTMENTS IN SECURITIES – 99.7% (Cost: $27,402,316)		36,002,162
Other Assets less Liabilities – 0.3%		122,184
NET ASSETS – 100.0%		$36,124,346

*     Non-income producing security.

^     This security is being fair valued using significant unobservable inputs (i.e., Level 3 on the fair value hierarchy) by WisdomTree Asset Management, Inc., as valuation designee, in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust. The aggregate value of Level 3 fair valued securities is $2,079, which represents 0.0% of net assets.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)  Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $295,429 and the total market value of the collateral held by the Fund was $305,931. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $183,354.

(c)   This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)  Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	38	3/20/26	$ 4,272,625	$ (14,619)
2 Year U.S. Treasury Note	20	3/31/26	4,175,781	(2,788)
5 Year U.S. Treasury Note	39	3/31/26	4,262,883	(6,473)
U.S. Treasury Long Bond	36	3/20/26	4,161,375	(33,256)
Ultra 10 Year U.S. Treasury Note	37	3/20/26	4,255,578	(15,356)
			$21,128,242	$(72,492)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
India	$4,316,659	$—	$1,632*	$4,318,291
Russia	—	—	0*	0
Other	28,049,473	—	—	28,049,473
Preferred Stocks	744,029	—	—	744,029
Rights	—	—	447*	447
Mutual Fund	—	2,767,345	—	2,767,345
Investment of Cash Collateral for Securities Loaned	—	122,577	—	122,577
Total Investments in Securities	$33,110,161	$2,889,922	$2,079	$36,002,162
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(72,492)	$—	$—	$(72,492)
Total – Net	$33,037,669	$2,889,922	$2,079	$35,929,670

*     Fair valuations using significant unobservable inputs were determined by a valuation committee of WisdomTree Asset Management, Inc. in accordance with valuation procedures approved by the Board of Trustees of WisdomTree Trust.

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

84    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 90.3%
Australia – 6.1%
ANZ Group Holdings Ltd.	62,300	$1,509,736
Aristocrat Leisure Ltd.	13,758	533,774
ASX Ltd.	5,106	175,150
BHP Group Ltd.	104,227	3,161,726
Brambles Ltd.	32,039	490,545
Cochlear Ltd.	950	165,130
Coles Group Ltd.	27,726	396,406
Commonwealth Bank of Australia	36,799	3,940,293
CSL Ltd.	9,578	1,102,731
Dexus	4,693	21,688
Fortescue Ltd.	35,167	516,159
Glencore PLC*	212,981	1,164,644
Goodman Group	35,840	740,419
Insurance Australia Group Ltd.	67,795	360,768
Lottery Corp. Ltd.	41,227	141,860
Macquarie Group Ltd.	7,145	968,175
National Australia Bank Ltd.	69,420	1,958,645
Northern Star Resources Ltd.	20,877	372,130
QBE Insurance Group Ltd.	36,766	487,651
Ramsay Health Care Ltd.	2,606	59,711
Rio Tinto Ltd.	7,213	706,202
Rio Tinto PLC	24,687	1,990,322
Santos Ltd.	38,161	157,012
Scentre Group	56,659	158,689
Sonic Healthcare Ltd.	9,479	142,919
South32 Ltd.	105,077	249,451
Stockland	19,338	73,891
Tabcorp Holdings Ltd.	41,227	27,217
Telstra Group Ltd.	119,025	386,541
Transurban Group	59,972	568,291
Wesfarmers Ltd.	25,371	1,371,933
Westpac Banking Corp.	75,671	1,947,802
Woodside Energy Group Ltd.	37,148	584,375
Woolworths Group Ltd.	26,280	514,879
Total Australia		27,146,865
Austria – 0.2%
Erste Group Bank AG	5,835	705,165
Mondi PLC	8,702	106,302
Total Austria		811,467
Belgium – 0.6%
Ageas SA	3,910	274,608
Anheuser-Busch InBev SA	15,975	1,030,025
KBC Group NV	5,243	685,038
Solvay SA	980	31,260
Syensqo SA	1,156	93,082
UCB SA	2,438	683,186
Umicore SA	3,623	76,165
Total Belgium		2,873,364
Investments	Shares	Value
Brazil – 0.0%
Pluxee NV	2,799	$44,082
Yara International ASA	5,530	226,971
Total Brazil		271,053
Chile – 0.1%
Antofagasta PLC	8,799	388,073
China – 0.4%
BOC Hong Kong Holdings Ltd.	101,000	511,520
Prosus NV*	23,036	1,429,838
Total China		1,941,358
Denmark – 1.7%
Ambu AS, Class B	3,004	41,568
Carlsberg AS, Class B	1,350	177,294
Coloplast AS, Class B	1,980	170,116
Danske Bank AS	12,324	617,402
DSV AS	4,596	1,167,140
Genmab AS*	1,492	475,546
GN Store Nord AS*	1,714	28,771
Novo Nordisk AS, Class B	70,004	3,580,225
Novonesis Novozymes, Class B	8,284	531,199
Orsted AS*(a)	8,181	157,391
Pandora AS	2,156	239,887
Vestas Wind Systems AS	21,237	579,045
Total Denmark		7,765,584
Finland – 0.9%
Elisa OYJ	2,126	94,232
Fortum OYJ	8,492	181,317
Kesko OYJ, Class B	5,827	131,738
Kone OYJ, Class B	7,624	542,255
Neste OYJ	10,151	231,403
Nokia OYJ	125,188	819,235
Nordea Bank Abp	60,004	1,132,218
Sampo OYJ, Class A	40,096	486,448
Stora Enso OYJ, Class R	8,805	110,701
UPM-Kymmene OYJ	8,410	244,854
Total Finland		3,974,401
France – 8.8%
Air Liquide SA	12,549	2,361,941
Airbus SE	12,475	2,906,812
Alstom SA*	6,902	204,029
Arkema SA	1,862	114,043
AXA SA	40,909	1,967,948
BNP Paribas SA	23,448	2,224,837
Bouygues SA	2,533	131,936
Bureau Veritas SA	5,627	179,623
Capgemini SE	3,896	650,887
Carrefour SA	11,252	188,048
Cie de Saint-Gobain SA	11,759	1,200,949
Cie Generale des Etablissements Michelin SCA	11,732	390,074

See Notes to Financial Statements.

WisdomTree Trust    85

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025
Investments	Shares	Value
Credit Agricole SA	19,743	$406,935
Danone SA	11,737	1,058,376
Dassault Systemes SE	17,061	477,689
Edenred SE	5,389	119,684
Eiffage SA	1,284	184,578
Engie SA	37,739	993,269
EssilorLuxottica SA	5,988	1,898,101
Hermes International SCA	663	1,652,318
Kering SA	1,540	544,405
Legrand SA	6,163	921,053
L’Oreal SA	5,375	2,314,225
LVMH Moet Hennessy Louis Vuitton SE	5,808	4,399,680
Orange SA	39,149	652,896
Pernod Ricard SA	3,481	298,852
Publicis Groupe SA	4,311	448,688
Renault SA	3,657	152,128
Safran SA	6,900	2,410,043
Sartorius Stedim Biotech	509	125,537
Societe Generale SA	16,374	1,321,517
Sodexo SA	2,088	107,163
Teleperformance SE	839	60,935
Thales SA	2,032	548,414
TotalEnergies SE	54,504	3,558,441
Unibail-Rodamco-Westfield*	2,381	259,391
Valeo SE	1,744	23,831
Veolia Environnement SA	10,951	382,241
Vinci SA	11,056	1,558,816
Vivendi SE*	7,604	21,130
Worldline SA*(a)(b)	18,410	33,773
Total France		39,455,236
Germany – 8.2%
adidas AG	4,118	817,591
Allianz SE, Registered Shares	8,815	4,042,761
BASF SE	19,382	1,011,369
Bayer AG, Registered Shares	20,243	879,891
Bayerische Motoren Werke AG	6,982	763,749
Beiersdorf AG	2,156	237,209
Brenntag SE	3,119	181,544
Continental AG	2,156	172,083
Daimler Truck Holding AG	7,551	330,964
Deutsche Bank AG, Registered Shares	41,730	1,622,715
Deutsche Boerse AG	4,167	1,094,773
Deutsche Post AG, Registered Shares	21,602	1,185,563
Deutsche Telekom AG, Registered Shares	69,190	2,247,658
Deutsche Wohnen SE	7,027	170,834
E.ON SE	46,822	886,716
Fresenius Medical Care AG	4,203	201,200
Fresenius SE & Co. KGaA	7,914	455,250
Hannover Rueck SE	1,538	480,838
Heidelberg Materials AG	2,979	780,207
HelloFresh SE*	2,767	20,012
Investments	Shares	Value
Infineon Technologies AG	31,581	$1,399,418
Knorr-Bremse AG	1,372	153,320
Mercedes-Benz Group AG	16,638	1,173,798
Merck KGaA	2,510	361,409
MTU Aero Engines AG	1,178	491,558
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered Shares	3,106	2,050,817
Puma SE	1,934	50,652
RWE AG	13,229	703,196
SAP SE	22,609	5,532,349
Scout24 SE(a)	3,182	320,643
Siemens AG, Registered Shares	16,391	4,603,738
Siemens Energy AG*	8,504	1,202,498
Siemens Healthineers AG(a)	5,151	271,748
Symrise AG	2,933	237,268
Vonovia SE	9,634	277,662
Zalando SE*(a)	3,313	98,597
Total Germany		36,511,598
Hong Kong – 1.7%
AIA Group Ltd.	263,400	2,703,881
CK Asset Holdings Ltd.	74,000	373,827
CLP Holdings Ltd.	30,500	272,731
Hang Seng Bank Ltd.	18,800	370,759
Hong Kong & China Gas Co. Ltd.	172,100	154,997
Hong Kong Exchanges & Clearing Ltd.	24,400	1,277,759
Link REIT	56,094	250,364
MTR Corp. Ltd.(b)	41,500	158,887
Power Assets Holdings Ltd.	27,500	194,851
Prudential PLC	55,141	848,846
Sun Hung Kai Properties Ltd.	23,000	279,835
Techtronic Industries Co. Ltd.	24,500	282,977
WH Group Ltd.(a)	260,500	290,170
Total Hong Kong		7,459,884
Ireland – 0.1%
Kerry Group PLC, Class A	3,208	293,876
Kingspan Group PLC	3,735	325,264
Total Ireland		619,140
Israel – 0.5%
Bank Hapoalim BM	20,885	472,142
Bank Leumi Le-Israel BM	25,018	551,054
Check Point Software Technologies Ltd.*	2,275	422,149
Nice Ltd.*	1,730	193,838
Teva Pharmaceutical Industries Ltd., ADR*	22,375	698,324
Wix.com Ltd.*	1,164	120,928
Total Israel		2,458,435
Italy – 2.8%
Enel SpA	162,516	1,694,326
Eni SpA	54,692	1,036,721
Ferrari NV	2,599	972,799
FinecoBank Banca Fineco SpA	17,563	457,917

See Notes to Financial Statements.

86    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025
Investments	Shares	Value
Generali	20,889	$877,058
Intesa Sanpaolo SpA	333,300	2,317,742
Moncler SpA	5,279	340,500
Nexi SpA(a)	7,497	37,165
Prysmian SpA	5,671	575,317
Snam SpA	42,883	284,859
Telecom Italia SpA*	291,557	175,935
Terna – Rete Elettrica Nazionale	20,673	219,826
UniCredit SpA	42,597	3,547,991
Total Italy		12,538,156
Japan – 21.2%
Advantest Corp.	18,300	2,292,389
Aeon Co. Ltd.	51,900	820,162
Ajinomoto Co., Inc.	26,900	569,251
Asahi Group Holdings Ltd.	49,500	517,753
Asahi Kasei Corp.	57,354	508,244
Astellas Pharma, Inc.	53,700	717,051
Bridgestone Corp.	39,200	878,808
Canon, Inc.	36,500	1,078,851
Central Japan Railway Co.	2,500	69,173
Chugai Pharmaceutical Co. Ltd.	17,300	909,783
Dai-ichi Life Holdings, Inc.	119,600	994,600
Daiichi Sankyo Co. Ltd.	41,200	880,013
Daikin Industries Ltd.	4,100	525,235
Daiwa House Industry Co. Ltd.	18,800	623,448
Denso Corp.	2,700	37,172
FANUC Corp.	10,900	423,080
Fast Retailing Co. Ltd.	3,300	1,198,775
Fujitsu Ltd.	30,600	845,114
Hitachi Ltd.	106,200	3,321,270
Honda Motor Co. Ltd.	117,600	1,152,404
Hoya Corp.	6,800	1,027,516
ITOCHU Corp.	180,000	2,268,015
Japan Exchange Group, Inc.	39,200	419,147
Japan Post Holdings Co. Ltd.	62,400	657,062
Japan Tobacco, Inc.	36,500	1,313,343
Kao Corp.	15,900	635,107
KDDI Corp.	78,400	1,354,725
Keyence Corp.	3,400	1,229,462
Kirin Holdings Co. Ltd.	37,800	566,234
Komatsu Ltd.	29,700	947,399
Kubota Corp.	37,100	524,624
Kyowa Kirin Co. Ltd.	10,600	170,890
LY Corp.	77,900	207,342
M3, Inc.	9,400	126,777
Marubeni Corp.	50,000	1,388,561
Minebea Mitsumi, Inc.	19,600	392,763
MISUMI Group, Inc.	14,900	232,609
Mitsubishi Chemical Group Corp.	66,900	390,572
Mitsubishi Corp.	110,000	2,516,572
Mitsubishi Electric Corp.	49,500	1,447,941
Investments	Shares	Value
Mitsubishi Estate Co. Ltd.	36,700	$894,642
Mitsubishi Heavy Industries Ltd.	79,200	1,940,272
Mitsubishi UFJ Financial Group, Inc.	302,300	4,808,025
Mitsui Fudosan Co. Ltd.	79,000	897,378
Mizuho Financial Group, Inc.	63,400	2,305,528
MS&AD Insurance Group Holdings, Inc.	12,700	298,409
Murata Manufacturing Co. Ltd.	57,300	1,186,614
NEC Corp.	21,700	735,124
Nexon Co. Ltd.	15,400	375,998
NIDEC Corp.	13,100	178,182
Nihon M&A Center Holdings, Inc.	8,700	40,007
Nintendo Co. Ltd.	24,100	1,629,012
Nippon Paint Holdings Co. Ltd.	30,100	201,153
Nippon Steel Corp.	113,500	464,731
Nissan Motor Co. Ltd.*	81,300	202,336
Nomura Holdings, Inc.	103,200	856,571
Nomura Research Institute Ltd.	2,300	88,349
NTT, Inc.	545,400	548,723
Odakyu Electric Railway Co. Ltd.	17,900	195,051
Olympus Corp.	35,300	446,922
Ono Pharmaceutical Co. Ltd.	11,700	162,163
Oriental Land Co. Ltd.	12,400	229,299
Otsuka Holdings Co. Ltd.	11,600	656,651
Pan Pacific International Holdings Corp.	90,000	535,309
Panasonic Holdings Corp.	58,900	760,370
Rakuten Group, Inc.*	30,700	196,643
Recruit Holdings Co. Ltd.	34,200	1,930,316
Renesas Electronics Corp.*	28,000	382,277
Resona Holdings, Inc.	64,200	611,507
Sekisui House Ltd.	27,200	607,009
Seven & i Holdings Co. Ltd.	58,800	844,234
Shimadzu Corp.	16,200	430,774
Shin-Etsu Chemical Co. Ltd.	32,800	1,019,710
Shiseido Co. Ltd.	2,000	29,066
SoftBank Corp.	913,000	1,251,156
SoftBank Group Corp.	155,200	4,356,630
Sompo Holdings, Inc.	30,100	1,024,681
Sony Financial Group, Inc.*	155,500	164,681
Sony Group Corp.	154,400	3,963,799
Subaru Corp.	19,900	431,022
Sumitomo Chemical Co. Ltd.	76,900	218,614
Sumitomo Corp.	38,600	1,332,758
Sumitomo Electric Industries Ltd.	20,000	807,043
Sumitomo Mitsui Financial Group, Inc.	98,600	3,171,027
Sumitomo Mitsui Trust Holdings, Inc.	32,500	990,478
Sumitomo Realty & Development Co. Ltd.	27,600	692,355
Suzuki Motor Corp.	52,200	777,447
Takeda Pharmaceutical Co. Ltd.	39,200	1,209,174
Terumo Corp.	39,200	567,699
Tokio Marine Holdings, Inc.	39,800	1,477,027
Tokyo Electron Ltd.	11,200	2,452,289

See Notes to Financial Statements.

WisdomTree Trust    87

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025
Investments	Shares	Value
Tokyo Gas Co. Ltd.	11,900	$471,080
Toray Industries, Inc.	57,100	371,572
Toyota Motor Corp.	258,500	5,534,633
Unicharm Corp.	47,000	268,366
Yamato Holdings Co. Ltd.	14,900	209,985
Total Japan		94,611,108
Luxembourg – 0.2%
ArcelorMittal SA	14,291	656,089
Eurofins Scientific SE	2,422	177,498
Total Luxembourg		833,587
Macau – 0.0%
Sands China Ltd.	77,200	194,401
Netherlands – 3.9%
Adyen NV*(a)	414	668,556
Akzo Nobel NV	4,152	288,678
Argenx SE*	931	783,759
ASM International NV	1,218	740,417
ASML Holding NV	9,010	9,750,070
Heineken NV	5,083	416,329
ING Groep NV	80,468	2,269,081
Koninklijke Ahold Delhaize NV	21,696	888,518
Koninklijke KPN NV	77,286	360,896
Koninklijke Philips NV	19,621	535,540
Magnum Ice Cream Co. NV*	11,005	174,297
Randstad NV	3,528	134,124
Wolters Kluwer NV	5,599	580,902
Total Netherlands		17,591,167
New Zealand – 0.1%
Xero Ltd.*	4,013	305,125
Norway – 0.4%
DNB Bank ASA	16,978	473,816
Equinor ASA	21,599	507,489
Mowi ASA	10,755	259,309
Norsk Hydro ASA	36,912	286,166
Telenor ASA	11,451	166,540
Total Norway		1,693,320
Portugal – 0.1%
EDP SA	72,752	334,512
Singapore – 1.1%
DBS Group Holdings Ltd.	44,060	1,930,966
Oversea-Chinese Banking Corp. Ltd.	78,400	1,204,653
Singapore Telecommunications Ltd.	210,300	744,063
STMicroelectronics NV	17,279	455,382
United Overseas Bank Ltd.	19,600	534,352
Total Singapore		4,869,416
South Africa – 0.2%
Anglo American PLC	24,363	1,010,937
South Korea – 0.0%
Delivery Hero SE*(a)	3,247	86,641
Investments	Shares	Value
Spain – 3.5%
ACS Actividades de Construccion y Servicios SA	5,011	$499,357
Aena SME SA(a)	17,634	493,318
Amadeus IT Group SA	10,255	756,844
Banco Bilbao Vizcaya Argentaria SA	137,196	3,230,655
Banco Santander SA	329,941	3,902,119
CaixaBank SA	61,531	754,809
Cellnex Telecom SA*(a)	6,052	194,966
Endesa SA	5,934	213,466
Grifols SA	7,201	90,492
Iberdrola SA	127,500	2,764,994
Industria de Diseno Textil SA	23,150	1,531,802
Repsol SA	34,733	649,616
Telefonica SA	101,798	417,612
Total Spain		15,500,050
Sweden – 2.3%
Alfa Laval AB	7,394	373,518
Alleima AB(b)	2,202	19,551
Assa Abloy AB, Class B	22,917	892,189
Atlas Copco AB, Class A	86,583	1,559,542
Boliden AB*	5,661	316,370
Epiroc AB, Class A	22,853	520,333
EQT AB	3,815	150,551
Essity AB, Class B	11,412	328,292
Evolution AB(a)	3,395	231,936
H & M Hennes & Mauritz AB, Class B(b)	17,877	360,495
Hexagon AB, Class B	50,503	599,870
Kinnevik AB, Class B*	9,662	87,703
Nibe Industrier AB, Class B	21,678	83,760
Sandvik AB	28,022	913,721
Skandinaviska Enskilda Banken AB, Class A	26,420	559,134
Skanska AB, Class B	3,717	101,727
SKF AB, Class B	8,425	224,635
Svenska Cellulosa AB SCA, Class B	15,025	199,816
Svenska Handelsbanken AB, Class A	25,517	371,871
Swedbank AB, Class A	14,275	497,212
Telefonaktiebolaget LM Ericsson, Class B	64,443	633,329
Telia Co. AB	26,712	114,106
Volvo AB, Class B	30,678	984,686
Total Sweden		10,124,347
Switzerland – 4.5%
ABB Ltd., Registered Shares	39,696	2,967,242
Accelleron Industries AG	2,513	195,235
Adecco Group AG, Registered Shares	3,182	92,859
Chocoladefabriken Lindt & Spruengli AG	36	526,652
Cie Financiere Richemont SA, Class A, Registered Shares	11,058	2,401,425
DSM-Firmenich AG	2,997	242,023
Geberit AG, Registered Shares	962	752,358
Givaudan SA, Registered Shares	196	778,310

See Notes to Financial Statements.

88    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025
Investments	Shares	Value
Julius Baer Group Ltd.	3,663	$288,509
Kuehne & Nagel International AG, Registered Shares	1,302	281,436
Logitech International SA, Registered Shares	4,332	445,858
Lonza Group AG, Registered Shares	1,476	1,001,947
Partners Group Holding AG	444	550,566
Sandoz Group AG	9,287	678,019
Schindler Holding AG, Participation Certificate	1,619	611,429
Sika AG, Registered Shares	2,906	596,422
Sonova Holding AG, Registered Shares	1,134	296,436
Straumann Holding AG, Registered Shares	1,960	231,217
Swatch Group AG, Bearer Shares	923	196,017
Swiss Life Holding AG, Registered Shares	502	580,920
Swisscom AG, Registered Shares	403	292,744
Temenos AG, Registered Shares	1,709	171,709
UBS Group AG, Registered Shares	72,722	3,392,623
Zurich Insurance Group AG	3,135	2,381,373
Total Switzerland		19,953,329
United Kingdom – 11.0%
Aberdeen Group PLC	44,129	122,035
Admiral Group PLC	4,691	200,394
Ashtead Group PLC	9,990	683,408
Associated British Foods PLC	6,965	199,263
AstraZeneca PLC	27,172	5,039,926
Aviva PLC	55,744	513,153
BAE Systems PLC	65,985	1,521,228
Barclays PLC	358,736	2,296,543
Barratt Redrow PLC	24,220	124,151
British American Tobacco PLC	47,130	2,671,347
BT Group PLC	174,428	431,808
Bunzl PLC	6,250	174,520
Burberry Group PLC*	8,214	140,202
CK Hutchison Holdings Ltd.	74,000	503,411
Coca-Cola Europacific Partners PLC	3,135	284,345
Compass Group PLC	38,771	1,232,800
Croda International PLC	3,618	131,149
DCC PLC	1,406	87,560
Diageo PLC	45,544	982,287
Dowlais Group PLC	81,634	92,234
Entain PLC	11,313	116,650
Flutter Entertainment PLC*	3,245	704,024
Halma PLC	10,893	518,375
HSBC Holdings PLC	419,809	6,628,025
Imperial Brands PLC	16,111	675,890
Informa PLC	37,517	446,086
InterContinental Hotels Group PLC	3,910	550,107
Intertek Group PLC	3,717	231,279
Johnson Matthey PLC	6,744	193,394
Kingfisher PLC	48,760	205,083
Legal & General Group PLC	137,650	484,898
Lloyds Banking Group PLC	1,437,647	1,899,673
London Stock Exchange Group PLC	6,551	788,798
Melrose Industries PLC	29,742	235,386
Investments	Shares	Value
National Grid PLC	80,582	$1,237,235
NatWest Group PLC	91,658	803,569
Next PLC	2,952	543,176
Ocado Group PLC*	15,457	49,065
Pearson PLC	16,000	225,968
Persimmon PLC	6,321	115,501
Reckitt Benckiser Group PLC	14,943	1,206,347
RELX PLC	40,804	1,657,479
Rentokil Initial PLC	37,713	226,998
Rolls-Royce Holdings PLC	177,180	2,740,633
Sage Group PLC	28,598	416,584
Segro PLC	21,639	209,676
Smith & Nephew PLC	20,433	340,382
Smiths Group PLC	8,014	253,528
Spirax Group PLC	1,319	120,995
SSE PLC	21,062	617,298
St. James’s Place PLC	11,605	216,111
Standard Chartered PLC	55,686	1,364,686
Taylor Wimpey PLC	75,383	108,998
Tesco PLC	152,563	906,595
Unilever PLC	48,914	3,197,150
United Utilities Group PLC	15,800	253,746
Vodafone Group PLC	600,969	799,280
Whitbread PLC	4,887	167,618
WPP PLC	23,378	106,125
Total United Kingdom		48,994,175
United States – 9.7%
Aegon Ltd.	39,836	310,655
Alcon, Inc.	10,132	809,281
AP Moller – Maersk AS, Class B(b)	186	428,178
BP PLC	434,110	2,527,117
CRH PLC	15,852	1,983,773
Experian PLC	20,989	949,417
Ferguson Enterprises, Inc.	4,508	1,007,145
Ferrovial SE	10,641	691,602
GSK PLC	81,500	2,000,045
Haleon PLC	105,077	529,719
Holcim AG, Registered Shares*	10,305	1,011,444
James Hardie Industries PLC, CDI*	10,026	206,459
Nestle SA, Registered Shares	57,857	5,750,281
Novartis AG, Registered Shares	44,357	6,136,355
QIAGEN NV	4,823	220,089
Roche Holding AG	14,688	6,084,698
Sanofi SA	22,985	2,233,005
Schneider Electric SE	11,492	3,170,395
Shell PLC	159,976	5,895,813
Stellantis NV	37,360	415,125
Swiss Re AG	5,742	962,859
Total United States		43,323,455
TOTAL COMMON STOCKS (Cost: $281,023,806)		403,640,184

See Notes to Financial Statements.

WisdomTree Trust    89

Schedule of Investments (unaudited) (continued) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025
Investments	Shares	Value
PREFERRED STOCKS – 0.3%
Germany – 0.3%
Henkel AG & Co. KGaA, 3.01%	6,060	$495,213
Porsche Automobil Holding SE, 5.61%	3,854	180,691
Sartorius AG, 0.33%	721	209,324
Volkswagen AG, 6.98%	4,076	495,700
TOTAL PREFERRED STOCKS (Cost: $1,456,180)		1,380,928
MUTUAL FUND – 8.0%
United States – 8.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(c) (Cost: $35,721,721)	35,721,721	35,721,721
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.1%
United States – 0.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(c) (Cost: $386,218)	386,218	386,218
TOTAL INVESTMENTS IN SECURITIES – 98.7% (Cost: $318,587,925)		441,129,051
Other Assets less Liabilities – 1.3%		5,846,713
NET ASSETS – 100.0%		$446,975,764

*     Non-income producing security.

(a)   This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $884,803 and the total market value of the collateral held by the Fund was $935,563. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $549,345.

(c)    Rate shown represents annualized 7-day yield as of December 31, 2025.

CURRENCY ABBREVIATIONS:
DKK	Danish krone
HKD	Hong Kong dollar
SEK	Swedish krona
OTHER ABBREVIATIONS:
ADR	American Depositary Receipt
CDI	Chess Depository Interest

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC — OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	1/2/2026	147,892	USD	1,150,923	HKD	$25	$—
Citibank NA	1/2/2026	128,238	USD	813,088	DKK	386	—
Morgan Stanley & Co. International	1/2/2026	188,159	USD	1,728,672	SEK	643	—
						$1,054	$—
FUTURES CONTRACTS (EXCHANGE-TRADED)
Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	250	3/31/26	$52,197,266	$(34,254)
5 Year U.S. Treasury Note	477	3/31/26	52,138,336	(84,962)
10 Year U.S. Treasury Note	464	3/20/26	52,171,000	(186,566)
U.S. Treasury Long Bond	450	3/20/26	52,017,187	(426,625)
Ultra 10 Year U.S. Treasury Note	453	3/20/26	52,102,078	(197,529)
			$260,625,867	$(929,936)

See Notes to Financial Statements.

90    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree International Efficient Core Fund (NTSI) December 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$403,640,184	$—	$—	$403,640,184
Preferred Stocks	1,380,928	—	—	1,380,928
Mutual Fund	—	35,721,721	—	35,721,721
Investment of Cash Collateral for Securities Loaned	—	386,218	—	386,218
Total Investments in Securities	$405,021,112	$36,107,939	$—	$441,129,051
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$1,054	$—	$1,054
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(929,936)	$—	$—	$(929,936)
Total – Net	$404,091,176	$36,108,993	$—	$440,200,169

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.
See Notes to Financial Statements.

WisdomTree Trust    91

Schedule of Investments (unaudited) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 90.4%
Brazil – 0.1%
Broadline Retail – 0.1%
MercadoLibre, Inc.*	369	$743,262
Netherlands – 0.0%
Semiconductors & Semiconductor Equipment – 0.0%
NXP Semiconductors NV	1,843	400,042
South Korea – 0.1%
Broadline Retail – 0.1%
Coupang, Inc.*	32,993	778,305
Switzerland – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
TE Connectivity PLC	1,577	358,783
Thailand – 0.0%
Electronic Equipment, Instruments & Components – 0.0%
Fabrinet*	322	146,600
United Kingdom – 0.0%
Energy Equipment & Services – 0.0%
TechnipFMC PLC	772	34,400
Hotels, Restaurants & Leisure – 0.0%
Flutter Entertainment PLC*	930	199,987
Total United Kingdom		234,387
United States – 90.2%
Aerospace & Defense – 2.0%
Axon Enterprise, Inc.*	1,500	851,895
Boeing Co.*	11,116	2,413,506
BWX Technologies, Inc.	1,237	213,803
Carpenter Technology Corp.	605	190,478
Curtiss-Wright Corp.	396	218,303
General Dynamics Corp.	4,826	1,624,721
General Electric Co.	20,259	6,240,380
HEICO Corp.	2,555	826,773
Howmet Aerospace, Inc.	7,544	1,546,671
L3Harris Technologies, Inc.	3,280	962,910
Lockheed Martin Corp.	4,612	2,230,686
Northrop Grumman Corp.	2,628	1,498,512
Rocket Lab Corp.*	5,574	388,842
RTX Corp.	26,123	4,790,958
TransDigm Group, Inc.	1,044	1,388,363
Woodward, Inc.	538	162,648
Total Aerospace & Defense		25,549,449
Air Freight & Logistics – 0.3%
CH Robinson Worldwide, Inc.	1,165	187,285
Expeditors International of Washington, Inc.	2,732	407,095
FedEx Corp.	4,524	1,306,803
United Parcel Service, Inc., Class B	15,884	1,575,534
Total Air Freight & Logistics		3,476,717
Investments	Shares	Value
Automobile Components – 0.0%
Aptiv PLC*	2,858	$217,465
Automobiles – 2.2%
Ford Motor Co.	66,357	870,604
General Motors Co.	24,593	1,999,903
Rivian Automotive, Inc., Class A*(a)	14,318	282,208
Tesla, Inc.*	56,505	25,411,428
Total Automobiles		28,564,143
Banks – 3.3%
Bank of America Corp.	143,150	7,873,250
Citigroup, Inc.	33,913	3,957,308
Citizens Financial Group, Inc.	8,947	522,594
Fifth Third Bancorp	13,083	612,415
First Citizens BancShares, Inc., Class A	248	532,253
Huntington Bancshares, Inc.	26,956	467,687
JPMorgan Chase & Co.	52,447	16,899,472
KeyCorp	20,596	425,101
M&T Bank Corp.	2,965	597,388
PNC Financial Services Group, Inc.	6,929	1,446,290
Regions Financial Corp.	20,424	553,490
Truist Financial Corp.	23,074	1,135,472
U.S. Bancorp	25,079	1,338,216
Wells Fargo & Co.	65,961	6,147,565
Total Banks		42,508,501
Beverages – 0.9%
Coca-Cola Co.	79,230	5,538,969
Constellation Brands, Inc., Class A(a)	1,610	222,116
Keurig Dr. Pepper, Inc.	23,786	666,246
Monster Beverage Corp.*	19,450	1,491,231
PepsiCo, Inc.	24,886	3,571,639
Total Beverages		11,490,201
Biotechnology – 1.5%
AbbVie, Inc.	32,378	7,398,049
Alnylam Pharmaceuticals, Inc.*	2,249	894,315
Amgen, Inc.	9,692	3,172,289
Biogen, Inc.*	1,598	281,232
Gilead Sciences, Inc.	23,450	2,878,253
Incyte Corp.*	2,594	256,209
Insmed, Inc.*	2,681	466,601
Natera, Inc.*	824	188,770
Regeneron Pharmaceuticals, Inc.	2,083	1,607,805
United Therapeutics Corp.*	242	117,915
Vertex Pharmaceuticals, Inc.*	4,573	2,073,215
Total Biotechnology		19,334,653
Broadline Retail – 3.6%
Amazon.com, Inc.*	196,333	45,317,583
eBay, Inc.	9,117	794,091
Total Broadline Retail		46,111,674

See Notes to Financial Statements.

92    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
Building Products – 0.2%
Carrier Global Corp.	12,219	$645,652
Johnson Controls International PLC	4,077	488,221
Lennox International, Inc.	735	356,901
Trane Technologies PLC	1,512	588,470
Total Building Products		2,079,244
Capital Markets – 3.2%
Ameriprise Financial, Inc.	1,951	956,653
Ares Management Corp., Class A	3,342	540,167
Bank of New York Mellon Corp.	13,585	1,577,083
Blackrock, Inc.	2,758	2,951,998
Blackstone, Inc.	21,980	3,387,997
Carlyle Group, Inc.	7,236	427,720
Cboe Global Markets, Inc.	647	162,397
Charles Schwab Corp.	31,742	3,171,343
CME Group, Inc.	6,717	1,834,278
Coinbase Global, Inc., Class A*	4,284	968,784
Goldman Sachs Group, Inc.	5,936	5,217,744
Interactive Brokers Group, Inc., Class A	2,167	139,360
Intercontinental Exchange, Inc.	10,322	1,671,751
KKR & Co., Inc.	16,414	2,092,457
LPL Financial Holdings, Inc.	1,429	510,396
Moody’s Corp.	3,371	1,722,075
Morgan Stanley	29,796	5,289,684
MSCI, Inc.	1,427	818,713
Nasdaq, Inc.	10,000	971,300
Northern Trust Corp.	4,167	569,171
Raymond James Financial, Inc.	3,828	614,738
Robinhood Markets, Inc., Class A*	4,433	501,372
S&P Global, Inc.	5,924	3,095,823
State Street Corp.	6,264	808,119
T Rowe Price Group, Inc.	4,200	429,996
Total Capital Markets		40,431,119
Chemicals – 0.6%
Air Products & Chemicals, Inc.	3,427	846,538
Corteva, Inc.	12,972	869,513
Dow, Inc.	19,969	466,875
DuPont de Nemours, Inc.	8,002	321,680
Ecolab, Inc.	5,213	1,368,517
International Flavors & Fragrances, Inc.	2,286	154,053
Linde PLC	3,599	1,534,578
PPG Industries, Inc.	6,143	629,412
Sherwin-Williams Co.	4,954	1,605,245
Total Chemicals		7,796,411
Commercial Services & Supplies – 0.5%
Cintas Corp.	8,128	1,528,633
Copart, Inc.*	16,417	642,726
Republic Services, Inc.	5,451	1,155,230
Rollins, Inc.	8,335	500,267
Veralto Corp.	4,765	475,452
Investments	Shares	Value
Waste Connections, Inc.	1,590	$278,822
Waste Management, Inc.	7,306	1,605,201
Total Commercial Services & Supplies		6,186,331
Communications Equipment – 0.9%
Arista Networks, Inc.*	23,632	3,096,501
Ciena Corp.*	1,692	395,708
Cisco Systems, Inc.	76,617	5,901,807
Lumentum Holdings, Inc.*(a)	801	295,241
Motorola Solutions, Inc.	3,256	1,248,090
Ubiquiti, Inc.	404	223,553
Total Communications Equipment		11,160,900
Construction & Engineering – 0.1%
Comfort Systems USA, Inc.	231	215,590
EMCOR Group, Inc.	296	181,090
MasTec, Inc.*	510	110,859
Quanta Services, Inc.	2,594	1,094,823
Total Construction & Engineering		1,602,362
Construction Materials – 0.2%
Amrize Ltd.*	7,165	387,483
CRH PLC	4,121	514,301
Martin Marietta Materials, Inc.	1,161	722,908
Vulcan Materials Co.	2,777	792,056
Total Construction Materials		2,416,748
Consumer Finance – 0.7%
American Express Co.	13,272	4,909,976
Capital One Financial Corp.	12,055	2,921,650
SoFi Technologies, Inc.*(a)	6,441	168,625
Synchrony Financial	7,618	635,570
Total Consumer Finance		8,635,821
Consumer Staples Distribution & Retail – 2.1%
Casey’s General Stores, Inc.	306	169,129
Costco Wholesale Corp.	8,247	7,111,718
Dollar General Corp.	3,881	515,280
Dollar Tree, Inc.*	2,456	302,113
Kroger Co.	13,283	829,922
Sysco Corp.	9,458	696,960
Target Corp.	4,796	468,809
U.S. Foods Holding Corp.*	1,756	132,262
Walmart, Inc.	148,319	16,524,220
Total Consumer Staples Distribution & Retail		26,750,413
Containers & Packaging – 0.1%
Amcor PLC	30,436	253,836
International Paper Co.(a)	7,711	303,736
Packaging Corp. of America	1,907	393,281
Smurfit WestRock PLC	6,547	253,173
Total Containers & Packaging		1,204,026
Distributors – 0.0%
Genuine Parts Co.	2,941	361,625

See Notes to Financial Statements.

WisdomTree Trust    93

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
Diversified Telecommunication Services – 0.5%
AT&T, Inc.	134,901	$3,350,941
Verizon Communications, Inc.	78,010	3,177,347
Total Diversified Telecommunication Services		6,528,288
Electric Utilities – 1.2%
Alliant Energy Corp.	3,977	258,545
American Electric Power Co., Inc.	10,215	1,177,892
Constellation Energy Corp.	6,382	2,254,569
Duke Energy Corp.	13,695	1,605,191
Edison International	8,053	483,341
Entergy Corp.	7,765	717,719
Evergy, Inc.	700	50,743
Eversource Energy	7,128	479,928
Exelon Corp.	18,679	814,218
FirstEnergy Corp.	9,479	424,375
NextEra Energy, Inc.	38,195	3,066,295
NRG Energy, Inc.	1,425	226,917
PG&E Corp.	43,121	692,954
PPL Corp.(a)	14,110	494,132
Southern Co.	19,800	1,726,560
Xcel Energy, Inc.	10,291	760,093
Total Electric Utilities		15,233,472
Electrical Equipment – 0.7%
AMETEK, Inc.	4,432	909,934
Bloom Energy Corp., Class A*	2,789	242,336
Eaton Corp. PLC	2,842	905,205
Emerson Electric Co.	11,165	1,481,819
GE Vernova, Inc.	5,073	3,315,561
Hubbell, Inc.	941	417,908
nVent Electric PLC	1,425	145,307
Rockwell Automation, Inc.	1,978	769,580
Vertiv Holdings Co., Class A	7,118	1,153,187
Total Electrical Equipment		9,340,837
Electronic Equipment, Instruments & Components – 0.5%
Amphenol Corp., Class A	21,441	2,897,537
CDW Corp.	2,851	388,306
Coherent Corp.*	1,626	300,111
Corning, Inc.	16,011	1,401,923
Flex Ltd.*	3,123	188,692
Jabil, Inc.	1,029	234,632
Keysight Technologies, Inc.*	3,144	638,829
Teledyne Technologies, Inc.*	1,049	535,756
Trimble, Inc.*	1,292	101,228
Total Electronic Equipment, Instruments & Components		6,687,014
Energy Equipment & Services – 0.1%
Baker Hughes Co.	18,627	848,274
Halliburton Co.	16,885	477,170
SLB Ltd.	11,527	442,406
Total Energy Equipment & Services		1,767,850
Investments	Shares	Value
Entertainment – 1.2%
Liberty Media Corp.-Liberty Formula One, Class C*	4,530	$446,250
Live Nation Entertainment, Inc.*(a)	5,089	725,182
Netflix, Inc.*	93,228	8,741,057
ROBLOX Corp., Class A*	10,951	887,360
Take-Two Interactive Software, Inc.*	3,419	875,367
TKO Group Holdings, Inc.(a)	289	60,401
Walt Disney Co.	34,750	3,953,508
Total Entertainment		15,689,125
Financial Services – 4.0%
Affirm Holdings, Inc.*(a)	2,171	161,588
Apollo Global Management, Inc.	15,495	2,243,056
Berkshire Hathaway, Inc., Class B*	40,841	20,528,729
Block, Inc.*	12,383	806,009
Corpay, Inc.*	1,506	453,201
Fidelity National Information Services, Inc.	11,358	754,853
Fiserv, Inc.*	9,656	648,593
Global Payments, Inc.	2,214	171,364
Mastercard, Inc., Class A	17,897	10,217,039
PayPal Holdings, Inc.	14,782	862,973
Rocket Cos., Inc., Class A	13,010	251,874
Toast, Inc., Class A*	4,042	143,531
Visa, Inc., Class A	38,499	13,501,984
Total Financial Services		50,744,794
Food Products – 0.4%
Archer-Daniels-Midland Co.	10,086	579,844
Bunge Global SA	2,734	243,545
General Mills, Inc.	14,458	672,297
Hershey Co.	3,324	604,901
Kraft Heinz Co.	6,131	148,677
McCormick & Co., Inc., Non-Voting Shares	7,315	498,225
Mondelez International, Inc., Class A	27,089	1,458,201
Tyson Foods, Inc., Class A	5,684	333,196
Total Food Products		4,538,886
Gas Utilities – 0.0%
Atmos Energy Corp.(a)	2,548	427,121
Ground Transportation – 0.6%
CSX Corp.	34,162	1,238,373
JB Hunt Transport Services, Inc.	1,969	382,655
Old Dominion Freight Line, Inc.	2,989	468,675
Uber Technologies, Inc.*	36,169	2,955,369
Union Pacific Corp.	10,645	2,462,401
XPO, Inc.*(a)	801	108,864
Total Ground Transportation		7,616,337
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	31,940	4,001,763
Becton Dickinson & Co.	4,497	872,733
Boston Scientific Corp.*	27,613	2,632,900
Dexcom, Inc.*	7,128	473,085

See Notes to Financial Statements.

94    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
Edwards Lifesciences Corp.*	10,765	$917,716
GE HealthCare Technologies, Inc.	8,126	666,495
IDEXX Laboratories, Inc.*	1,316	890,313
Insulet Corp.*	1,481	420,959
Intuitive Surgical, Inc.*	6,608	3,742,507
Medtronic PLC	9,004	864,924
ResMed, Inc.	2,548	613,737
STERIS PLC	907	229,943
Stryker Corp.	7,375	2,592,091
Zimmer Biomet Holdings, Inc.	4,923	442,676
Total Health Care Equipment & Supplies		19,361,842
Health Care Providers & Services – 1.5%
Cardinal Health, Inc.	4,410	906,255
Cencora, Inc.	3,484	1,176,721
Centene Corp.*	5,818	239,411
Cigna Group	6,194	1,704,775
CVS Health Corp.	24,190	1,919,718
Elevance Health, Inc.	4,856	1,702,271
HCA Healthcare, Inc.	4,752	2,218,519
Humana, Inc.(a)	1,575	403,405
Labcorp Holdings, Inc.	1,756	440,545
McKesson Corp.	2,616	2,145,879
Quest Diagnostics, Inc.	1,936	335,954
Tenet Healthcare Corp.*	920	182,822
UnitedHealth Group, Inc.	16,120	5,321,373
Total Health Care Providers & Services		18,697,648
Health Care REITs – 0.2%
Ventas, Inc.	7,393	572,070
Welltower, Inc.	10,270	1,906,215
Total Health Care REITs		2,478,285
Health Care Technology – 0.1%
Veeva Systems, Inc., Class A*	3,073	685,986
Hotels, Restaurants & Leisure – 1.6%
Airbnb, Inc., Class A*	9,958	1,351,500
Booking Holdings, Inc.	673	3,604,137
Carnival Corp.*	8,294	253,299
Chipotle Mexican Grill, Inc.*	24,562	908,794
Darden Restaurants, Inc.	2,518	463,362
DoorDash, Inc., Class A*	6,907	1,564,297
DraftKings, Inc., Class A*(a)	9,957	343,118
Expedia Group, Inc.	2,498	707,708
Hilton Worldwide Holdings, Inc.	4,953	1,422,749
Las Vegas Sands Corp.	12,899	839,596
Marriott International, Inc., Class A	5,600	1,737,344
McDonald’s Corp.	13,115	4,008,338
Royal Caribbean Cruises Ltd.	1,701	474,443
Starbucks Corp.	21,876	1,842,178
Yum! Brands, Inc.	4,981	753,526
Total Hotels, Restaurants & Leisure		20,274,389
Investments	Shares	Value
Household Durables – 0.2%
DR Horton, Inc.	5,989	$862,596
Garmin Ltd.	1,553	315,026
Lennar Corp., Class A	4,551	467,843
NVR, Inc.*	80	583,422
PulteGroup, Inc.	4,051	475,020
Somnigroup International, Inc.	2,794	249,448
Total Household Durables		2,953,355
Household Products – 0.7%
Church & Dwight Co., Inc.	6,620	555,087
Colgate-Palmolive Co.	17,008	1,343,972
Kimberly-Clark Corp.	5,005	504,955
Procter & Gamble Co.	45,585	6,532,786
Total Household Products		8,936,800
Independent Power & Renewable Electricity Producers – 0.1%
Vistra Corp.	7,003	1,129,794
Independent Power and Renewable Electricity Producers – 0.0%
Talen Energy Corp.*	598	224,154
Industrial Conglomerates – 0.3%
3M Co.	9,984	1,598,438
Honeywell International, Inc.	12,105	2,361,565
Total Industrial Conglomerates		3,960,003
Industrial REITs – 0.2%
Prologis, Inc.	15,680	2,001,709
Insurance – 1.4%
Aflac, Inc.	10,236	1,128,724
Allstate Corp.	4,887	1,017,229
American International Group, Inc.	13,201	1,129,346
Aon PLC, Class A	1,500	529,320
Arch Capital Group Ltd.*	2,613	250,639
Arthur J Gallagher & Co.	3,942	1,020,150
Brown & Brown, Inc.	6,072	483,938
Chubb Ltd.	2,737	854,272
Cincinnati Financial Corp.	3,032	495,186
F&G Annuities & Life, Inc.	268	8,268
Fidelity National Financial, Inc.	4,490	245,109
Hartford Insurance Group, Inc.	5,598	771,404
Loews Corp.	4,518	475,791
Markel Group, Inc.*	275	591,154
Marsh & McLennan Cos., Inc.	8,917	1,654,282
MetLife, Inc.	15,291	1,207,072
Principal Financial Group, Inc.	4,316	380,714
Progressive Corp.	11,022	2,509,930
Prudential Financial, Inc.	6,730	759,682
Travelers Cos., Inc.	4,189	1,215,061
Willis Towers Watson PLC	696	228,706
WR Berkley Corp.	7,124	499,535
Total Insurance		17,455,512
See Notes to Financial Statements.

WisdomTree Trust    95

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
Interactive Media & Services – 8.2%
Alphabet, Inc., Class A	231,947	$72,599,411
Meta Platforms, Inc., Class A	47,565	31,397,181
Pinterest, Inc., Class A*	9,022	233,580
Reddit, Inc., Class A*	1,614	371,010
Total Interactive Media & Services		104,601,182
IT Services – 0.9%
Accenture PLC, Class A	3,697	991,905
Cloudflare, Inc., Class A*	5,746	1,132,824
Cognizant Technology Solutions Corp., Class A	9,518	789,994
CoreWeave, Inc., Class A*(a)	4,065	291,095
Gartner, Inc.*	1,214	306,268
GoDaddy, Inc., Class A*	2,982	370,007
International Business Machines Corp.	17,005	5,037,051
MongoDB, Inc.*	1,189	499,011
Snowflake, Inc.*	6,880	1,509,197
Twilio, Inc., Class A*	3,793	539,516
VeriSign, Inc.	1,492	362,481
Total IT Services		11,829,349
Life Sciences Tools & Services – 0.8%
Agilent Technologies, Inc.	5,772	785,396
Danaher Corp.	13,466	3,082,637
Illumina, Inc.*	2,827	370,789
IQVIA Holdings, Inc.*	3,452	778,115
Medpace Holdings, Inc.*	420	235,893
Mettler-Toledo International, Inc.*	464	646,904
Thermo Fisher Scientific, Inc.	7,109	4,119,310
Waters Corp.*	1,132	429,968
West Pharmaceutical Services, Inc.	1,260	346,677
Total Life Sciences Tools & Services		10,795,689
Machinery – 1.4%
Caterpillar, Inc.	9,224	5,284,153
Cummins, Inc.	2,555	1,304,200
Deere & Co.	5,293	2,464,262
Dover Corp.	2,417	471,895
Fortive Corp.	7,736	427,104
Illinois Tool Works, Inc.	5,710	1,406,373
Ingersoll Rand, Inc.	8,088	640,731
Otis Worldwide Corp.	7,456	651,281
PACCAR, Inc.	9,794	1,072,541
Parker-Hannifin Corp.	2,506	2,202,674
Pentair PLC	1,140	118,720
Snap-on, Inc.	916	315,654
Westinghouse Air Brake Technologies Corp.	3,387	722,955
Xylem, Inc.	4,644	632,420
Total Machinery		17,714,963
Media – 0.3%
Charter Communications, Inc., Class A*(a)	3,328	694,720
Comcast Corp., Class A	57,313	1,713,086
Investments	Shares	Value
Fox Corp., Class A	9,947	$726,827
Paramount Skydance Corp., Class B(a)	17,846	239,136
Trade Desk, Inc., Class A*	6,476	245,829
Total Media		3,619,598
Metals & Mining – 0.4%
Freeport-McMoRan, Inc.	26,385	1,340,094
Newmont Corp.	19,858	1,982,821
Nucor Corp.	4,837	788,963
Royal Gold, Inc.	850	188,947
Steel Dynamics, Inc.	3,206	543,257
Total Metals & Mining		4,844,082
Multi-Utilities – 0.5%
Ameren Corp.	6,008	599,959
CenterPoint Energy, Inc.(a)	13,156	504,401
CMS Energy Corp.	4,877	341,049
Consolidated Edison, Inc.	6,316	627,305
Dominion Energy, Inc.	15,490	907,559
DTE Energy Co.	3,231	416,734
NiSource, Inc.	1,757	73,372
Public Service Enterprise Group, Inc.	10,013	804,044
Sempra	12,265	1,082,877
WEC Energy Group, Inc.	6,984	736,533
Total Multi-Utilities		6,093,833
Oil, Gas & Consumable Fuels – 2.3%
Cheniere Energy, Inc.	1,339	260,288
Chevron Corp.	39,823	6,069,423
ConocoPhillips	24,595	2,302,338
Coterra Energy, Inc.	15,692	413,013
Devon Energy Corp.	8,104	296,850
Diamondback Energy, Inc.	3,503	526,606
EOG Resources, Inc.	10,784	1,132,428
EQT Corp.	7,791	417,598
Expand Energy Corp.	1,856	204,828
Exxon Mobil Corp.	84,978	10,226,253
Kinder Morgan, Inc.	39,410	1,083,381
Marathon Petroleum Corp.	7,091	1,153,209
Occidental Petroleum Corp.	11,152	458,570
ONEOK, Inc.	10,830	796,005
Phillips 66	8,216	1,060,193
Targa Resources Corp.	4,359	804,235
Texas Pacific Land Corp.(a)	1,245	357,589
Valero Energy Corp.(a)	6,351	1,033,879
Williams Cos., Inc.	22,627	1,360,109
Total Oil, Gas & Consumable Fuels		29,956,795
Passenger Airlines – 0.2%
Delta Air Lines, Inc.	13,440	932,736
Southwest Airlines Co.	6,524	269,637
United Airlines Holdings, Inc.*	6,605	738,571
Total Passenger Airlines		1,940,944

See Notes to Financial Statements.

96    WisdomTree Trust

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
Personal Care Products – 0.1%
Estee Lauder Cos., Inc., Class A	5,693	$596,171
Kenvue, Inc.	32,996	569,181
Total Personal Care Products		1,165,352
Pharmaceuticals – 3.1%
Bristol-Myers Squibb Co.	35,384	1,908,613
Eli Lilly & Co.	18,783	20,185,714
Johnson & Johnson	43,334	8,967,971
Merck & Co., Inc.	46,175	4,860,381
Pfizer, Inc.	110,704	2,756,530
Zoetis, Inc.	6,426	808,519
Total Pharmaceuticals		39,487,728
Professional Services – 0.4%
Automatic Data Processing, Inc.	7,854	2,020,284
Broadridge Financial Solutions, Inc.	2,068	461,516
Equifax, Inc.	2,136	463,469
Jacobs Solutions, Inc.	2,300	304,658
Leidos Holdings, Inc.	2,287	412,575
Paychex, Inc.	7,501	841,462
SS&C Technologies Holdings, Inc.	5,095	445,405
TransUnion	1,826	156,580
Verisk Analytics, Inc.	2,596	580,699
Total Professional Services		5,686,648
Real Estate Management & Development – 0.1%
CBRE Group, Inc., Class A*	5,495	883,541
CoStar Group, Inc.*	7,302	490,987
Zillow Group, Inc., Class C*	1,460	99,601
Total Real Estate Management & Development		1,474,129
Residential REITs – 0.2%
AvalonBay Communities, Inc.	3,691	669,215
Equity Residential	5,567	350,944
Essex Property Trust, Inc.	1,173	306,951
Invitation Homes, Inc.	5,880	163,405
Mid-America Apartment Communities, Inc.	2,735	379,919
Sun Communities, Inc.	1,555	192,680
Total Residential REITs		2,063,114
Retail REITs – 0.1%
Realty Income Corp.	13,062	736,305
Simon Property Group, Inc.	6,210	1,149,533
Total Retail REITs		1,885,838
Semiconductors & Semiconductor Equipment – 12.5%
Advanced Micro Devices, Inc.*	31,953	6,843,054
Analog Devices, Inc.	9,099	2,467,649
Applied Materials, Inc.	15,724	4,040,911
Astera Labs, Inc.*	2,143	356,509
Broadcom, Inc.	84,695	29,312,940
Credo Technology Group Holding Ltd.*	2,129	306,342
First Solar, Inc.*	1,879	490,851
Intel Corp.*	85,886	3,169,193
Investments	Shares	Value
KLA Corp.	2,512	$3,052,281
Lam Research Corp.	24,095	4,124,582
Marvell Technology, Inc.	17,470	1,484,601
Microchip Technology, Inc.	8,585	547,036
Micron Technology, Inc.	20,590	5,876,592
Monolithic Power Systems, Inc.	831	753,185
NVIDIA Corp.	477,203	88,998,359
ON Semiconductor Corp.*	6,530	353,600
Qnity Electronics, Inc.	4,000	326,600
Qualcomm, Inc.	20,474	3,502,078
Teradyne, Inc.	2,494	482,739
Texas Instruments, Inc.	15,674	2,719,282
Total Semiconductors & Semiconductor Equipment		159,208,384
Software – 9.5%
Adobe, Inc.*	6,551	2,292,785
AppLovin Corp., Class A*	6,897	4,647,337
Atlassian Corp., Class A*	4,427	717,794
Autodesk, Inc.*	3,942	1,166,871
Cadence Design Systems, Inc.*	5,203	1,626,354
Circle Internet Group, Inc.*	2,703	214,348
Crowdstrike Holdings, Inc., Class A*	4,650	2,179,734
Datadog, Inc., Class A*	6,381	867,752
Fair Isaac Corp.*	455	769,232
Fortinet, Inc.*	14,250	1,131,593
Gen Digital, Inc.	11,702	318,177
Guidewire Software, Inc.*	598	120,204
HubSpot, Inc.*	834	334,684
Intuit, Inc.	5,127	3,396,227
Microsoft Corp.	141,325	68,347,597
Oracle Corp.	47,439	9,246,336
Palantir Technologies, Inc., Class A*	43,526	7,736,747
Palo Alto Networks, Inc.*	12,652	2,330,498
PTC, Inc.*	2,288	398,592
Roper Technologies, Inc.	1,786	795,002
Salesforce, Inc.	17,908	4,744,008
ServiceNow, Inc.*	19,247	2,948,448
Strategy, Inc.*(a)	542	82,357
Synopsys, Inc.*	3,271	1,536,454
Tyler Technologies, Inc.*	817	370,877
Unity Software, Inc.*	4,911	216,919
Workday, Inc., Class A*	4,408	946,750
Zoom Communications, Inc., Class A*	6,528	563,301
Zscaler, Inc.*	2,802	630,226
Total Software		120,677,204
Specialized REITs – 0.5%
American Tower Corp.	6,161	1,081,687
Crown Castle, Inc.	8,251	733,266
Digital Realty Trust, Inc.	5,791	895,926
Equinix, Inc.	1,828	1,400,540
Extra Space Storage, Inc.	4,386	571,145
Iron Mountain, Inc.	5,947	493,304

See Notes to Financial Statements.

WisdomTree Trust    97

Schedule of Investments (unaudited) (continued) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025
Investments	Shares	Value
Public Storage	2,759	$715,960
SBA Communications Corp.	1,635	316,258
VICI Properties, Inc.	19,448	546,878
Weyerhaeuser Co.	3,869	91,657
Total Specialized REITs		6,846,621
Specialty Retail – 1.4%
AutoZone, Inc.*	311	1,054,757
Best Buy Co., Inc.	3,048	204,003
Burlington Stores, Inc.*	512	147,891
Carvana Co.*	889	375,176
Home Depot, Inc.	18,142	6,242,662
Lowe’s Cos., Inc.	10,488	2,529,286
O’Reilly Automotive, Inc.*	16,397	1,495,570
Ross Stores, Inc.	6,347	1,143,349
TJX Cos., Inc.	21,361	3,281,263
Tractor Supply Co.	10,582	529,206
Ulta Beauty, Inc.*	835	505,183
Williams-Sonoma, Inc.	2,317	413,793
Total Specialty Retail		17,922,139
Technology Hardware, Storage & Peripherals – 6.6%
Apple, Inc.	289,496	78,702,382
Dell Technologies, Inc., Class C	14,477	1,822,365
Hewlett Packard Enterprise Co.	27,140	651,903
HP, Inc.	22,035	490,940
IonQ, Inc.*(a)	4,456	199,941
NetApp, Inc.	3,893	416,901
Pure Storage, Inc., Class A*	2,512	168,329
Sandisk Corp.*	1,961	465,502
Seagate Technology Holdings PLC	1,199	330,193
Super Micro Computer, Inc.*	5,284	154,663
Western Digital Corp.	6,185	1,065,490
Total Technology Hardware, Storage & Peripherals		84,468,609
Textiles, Apparel & Luxury Goods – 0.1%
NIKE, Inc., Class B	17,791	1,133,465
Tapestry, Inc.	2,256	288,249
Total Textiles, Apparel & Luxury Goods		1,421,714
Tobacco – 0.5%
Altria Group, Inc.	34,134	1,968,166
Philip Morris International, Inc.	30,150	4,836,060
Total Tobacco		6,804,226
Trading Companies & Distributors – 0.3%
Fastenal Co.	20,584	826,036
Ferguson Enterprises, Inc.	1,160	258,251
FTAI Aviation Ltd.	1,308	257,480
United Rentals, Inc.	1,193	965,519
WW Grainger, Inc.	927	935,389
Total Trading Companies & Distributors		3,242,675
Investments	Shares	Value
Water Utilities – 0.0%
American Water Works Co., Inc.	3,540	$461,970
Wireless Telecommunication Services – 0.4%
T-Mobile U.S., Inc.	22,606	4,589,922
Total United States		1,151,413,712
TOTAL COMMON STOCKS (Cost: $704,026,475)		1,154,075,091
MUTUAL FUND – 8.6%
United States – 8.6%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b) (Cost: $109,665,121)	109,665,121	109,665,121
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.0%
United States – 0.0%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b) (Cost: $180,789)	180,789	180,789
TOTAL INVESTMENTS IN SECURITIES – 99.0% (Cost: $813,872,385)		1,263,921,001
Other Assets less Liabilities – 1.0%		12,918,612
NET ASSETS – 100.0%		$1,276,839,613

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,033,469 and the total market value of the collateral held by the Fund was $7,257,414. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,076,625.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

98    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree U.S. Efficient Core Fund (NTSX) December 31, 2025

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
10 Year U.S. Treasury Note	1,359	3/20/26	$152,802,562	$ (553,529)
2 Year U.S. Treasury Note	736	3/31/26	153,668,750	(99,133)
5 Year U.S. Treasury Note	1,404	3/31/26	153,463,782	(251,111)
U.S. Treasury Long Bond	1,318	3/20/26	152,352,563	(1,257,076)
Ultra 10 Year U.S. Treasury Note	1,331	3/20/26	153,085,797	(592,602)
			$765,373,454	$(2,753,451)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$1,154,075,091	$—	$—	$1,154,075,091
Mutual Fund	—	109,665,121	—	109,665,121
Investment of Cash Collateral for Securities Loaned	—	180,789	—	180,789
Total Investments in Securities	$1,154,075,091	$109,845,910	$—	$1,263,921,001
Liabilities:
Financial Derivative Instruments
Futures Contracts[1]	$(2,753,451)	$—	$—	$(2,753,451)
Total – Net	$1,151,321,640	$109,845,910	$—	$1,261,167,550

1Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Financial Statements.

WisdomTree Trust    99

Schedule of Investments (unaudited) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Canada – 2.1%
Electronic Equipment, Instruments & Components – 1.5%
Celestica, Inc.*	21,668	$6,405,278
IT Services – 0.6%
Shopify, Inc., Class A*	14,460	2,327,626
Total Canada		8,732,904
Germany – 2.3%
Diversified Telecommunication Services – 1.4%
Deutsche Telekom AG, Registered Shares	189,287	6,149,045
Software – 0.9%
SAP SE	14,965	3,661,887
Total Germany		9,810,932
Israel – 1.4%
Software – 1.4%
Check Point Software Technologies Ltd.*	31,860	5,911,942
Japan – 3.5%
Insurance – 1.1%
Sompo Holdings, Inc.	138,600	4,718,298
Wireless Telecommunication Services – 2.4%
SoftBank Group Corp.	363,600	10,206,641
Total Japan		14,924,939
Netherlands – 1.8%
Semiconductors & Semiconductor Equipment – 1.2%
ASML Holding NV, Registered Shares	4,951	5,296,877
Software – 0.6%
Nebius Group NV*(a)	28,423	2,379,147
Total Netherlands		7,676,024
South Korea – 8.0%
Automobiles – 1.3%
Hyundai Motor Co.	27,718	5,705,034
Interactive Media & Services – 0.9%
NAVER Corp.	23,325	3,926,495
Semiconductors & Semiconductor Equipment – 4.0%
SK hynix, Inc.	37,521	16,956,143
Technology Hardware, Storage & Peripherals – 1.8%
Samsung Electronics Co. Ltd.	90,491	7,531,756
Total South Korea		34,119,428
Taiwan – 2.1%
Semiconductors & Semiconductor Equipment – 2.1%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	29,608	8,997,575
United States – 78.7%
Broadline Retail – 3.9%
Amazon.com, Inc.*	71,262	16,448,695
Investments	Shares	Value
Communications Equipment – 1.1%
Arista Networks, Inc.*	36,912	$4,836,579
Consumer Staples Distribution & Retail – 0.6%
Kroger Co.	39,599	2,474,145
Electrical Equipment – 3.0%
Schneider Electric SE	23,538	6,493,627
Vertiv Holdings Co., Class A	38,240	6,195,262
Total Electrical Equipment		12,688,889
Entertainment – 1.5%
Netflix, Inc.*	28,090	2,633,718
Spotify Technology SA*	6,571	3,815,846
Total Entertainment		6,449,564
Ground Transportation – 1.2%
Lyft, Inc., Class A*	253,999	4,919,961
Interactive Media & Services – 9.3%
Alphabet, Inc., Class A	75,939	23,768,907
Meta Platforms, Inc., Class A	24,270	16,020,384
Total Interactive Media & Services		39,789,291
IT Services – 7.1%
Cloudflare, Inc., Class A*	26,358	5,196,480
DigitalOcean Holdings, Inc.*	112,367	5,407,100
International Business Machines Corp.	14,423	4,272,237
MongoDB, Inc.*	15,335	6,435,946
Snowflake, Inc.*	41,159	9,028,638
Total IT Services		30,340,401
Machinery – 3.1%
Cummins, Inc.	13,546	6,914,556
Deere & Co.	5,808	2,704,031
Symbotic, Inc.*	60,819	3,618,730
Total Machinery		13,237,317
Semiconductors & Semiconductor Equipment – 24.4%
Advanced Micro Devices, Inc.*	40,444	8,661,487
Astera Labs, Inc.*	33,513	5,575,223
Broadcom, Inc.	40,446	13,998,361
Credo Technology Group Holding Ltd.*	29,616	4,261,446
Intel Corp.*	176,748	6,522,001
Lam Research Corp.	42,033	7,195,209
Lattice Semiconductor Corp.*	58,471	4,302,296
Marvell Technology, Inc.	96,709	8,218,331
Microchip Technology, Inc.	53,530	3,410,932
Micron Technology, Inc.	47,507	13,558,973
NVIDIA Corp.	101,909	19,006,028
Qualcomm, Inc.	12,119	2,072,955
Teradyne, Inc.	37,452	7,249,209
Total Semiconductors & Semiconductor Equipment		104,032,451
See Notes to Financial Statements.

100    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Artificial Intelligence and Innovation Fund (WTAI) December 31, 2025
Investments	Shares	Value
Software – 22.7%
Atlassian Corp., Class A*	41,775	$6,773,398
Confluent, Inc., Class A*	169,982	5,140,256
Crowdstrike Holdings, Inc., Class A*	11,987	5,619,026
Datadog, Inc., Class A*	34,124	4,640,523
Gitlab, Inc., Class A*	59,892	2,247,747
JFrog Ltd.*	95,208	5,946,692
Microsoft Corp.	29,419	14,227,617
Oracle Corp.	77,733	15,150,939
Palantir Technologies, Inc., Class A*	36,922	6,562,885
Palo Alto Networks, Inc.*	51,634	9,510,983
SailPoint, Inc.*	165,658	3,351,261
Salesforce, Inc.	26,314	6,970,842
ServiceNow, Inc.*	68,349	10,470,383
Total Software		96,612,552
Specialized REITs – 0.8%
Equinix, Inc.	4,606	3,528,933
Total United States		335,358,778
TOTAL COMMON STOCKS (Cost: $352,682,365)		425,532,522
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b)
(Cost: $470,144)	470,144	$470,144
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.6%
United States – 0.6%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b) (Cost: $2,472,801)	2,472,801	2,472,801
TOTAL INVESTMENTS IN SECURITIES – 100.6% (Cost: $355,625,310)		428,475,467
Other Liabilities less Assets – (0.6)%		(2,493,226)
NET ASSETS – 100.0%		$425,982,241

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,379,147 and the total market value of the collateral held by the Fund was $2,472,801.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

INVESTMENT IN AFFILIATES

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Investments in affiliates during the six-month fiscal period ended December 31, 2025 were as follows:

Affiliate	Value at 6/30/2025	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/2025	Securities Lending Income
WisdomTree Treasury Money Market Digital Fund	$—	$14,700,000	$14,700,000	$—	$—	$—^	$8,371

^     As of December 31, 2025, the Fund did not hold a position in this affiliate.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$425,532,522	$ —	$—	$425,532,522
Mutual Fund	—	470,144	—	470,144
Investment of Cash Collateral for Securities Loaned	—	2,472,801	—	2,472,801
Total Investments in Securities	$425,532,522	$2,942,945	$—	$428,475,467

See Notes to Financial Statements.

WisdomTree Trust    101

Schedule of Investments (unaudited) WisdomTree BioRevolution Fund (WDNA) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.9%
Australia – 0.3%
Chemicals – 0.3%
Nufarm Ltd.*	5,087	$7,972
Belgium – 0.8%
Chemicals – 0.8%
Syensqo SA	246	19,808
Denmark – 6.4%
Biotechnology – 2.2%
Genmab AS, ADR*	1,052	32,402
Zealand Pharma AS*	323	23,688
Total Biotechnology		56,090
Chemicals – 2.0%
Novonesis Novozymes, Class B	803	51,491
Pharmaceuticals – 2.2%
Novo Nordisk AS, Class B	1,075	54,979
Total Denmark		162,560
Germany – 3.7%
Biotechnology – 2.2%
BioNTech SE, ADR*	601	57,215
Oil, Gas & Consumable Fuels – 0.5%
Verbio SE*	504	12,549
Pharmaceuticals – 1.0%
Bayer AG, Registered Shares	571	24,819
Total Germany		94,583
Japan – 1.1%
Pharmaceuticals – 1.1%
Takeda Pharmaceutical Co. Ltd.	892	27,515
Netherlands – 2.2%
Biotechnology – 2.2%
Argenx SE, ADR*	33	27,751
uniQure NV*	1,193	28,549
Total Netherlands		56,300
Switzerland – 2.1%
Biotechnology – 2.1%
CRISPR Therapeutics AG*(a)	1,011	53,017
United Kingdom – 3.1%
Biotechnology – 0.5%
Genus PLC	361	12,600
Life Sciences Tools & Services – 0.4%
Oxford Nanopore Technologies PLC*	6,329	10,930
Pharmaceuticals – 2.2%
AstraZeneca PLC, ADR	592	54,423
Total United Kingdom		77,953
Investments	Shares	Value
United States – 80.2%
Biotechnology – 52.7%
Absci Corp.*(a)	7,183	$25,069
Agios Pharmaceuticals, Inc.*	1,187	32,310
Allogene Therapeutics, Inc.*	13,047	17,874
Alnylam Pharmaceuticals, Inc.*	29	11,532
Amgen, Inc.	171	55,970
Amicus Therapeutics, Inc.*	3,903	55,579
Arcellx, Inc.*	285	18,582
Arcturus Therapeutics Holdings, Inc.*(a)	2,799	17,158
Arrowhead Pharmaceuticals, Inc.*	587	38,971
Beam Therapeutics, Inc.*(a)	1,955	54,193
Biogen, Inc.*	102	17,951
Biohaven Ltd.*	430	4,855
BioMarin Pharmaceutical, Inc.*	464	27,576
Bridgebio Pharma, Inc.*(a)	198	15,145
Caribou Biosciences, Inc.*	4,858	7,724
Editas Medicine, Inc.*	9,319	19,104
Exact Sciences Corp.*	397	40,319
Exelixis, Inc.*	427	18,715
Fate Therapeutics, Inc.*	4,723	4,641
Geron Corp.*	9,117	12,035
Gilead Sciences, Inc.	360	44,186
Halozyme Therapeutics, Inc.*	251	16,892
Immunome, Inc.*(a)	2,190	47,041
Intellia Therapeutics, Inc.*	2,985	26,835
Ionis Pharmaceuticals, Inc.*(a)	704	55,694
Iovance Biotherapeutics, Inc.*	5,980	16,325
Krystal Biotech, Inc.*(a)	157	38,707
Moderna, Inc.*(a)	2,286	67,414
Natera, Inc.*	324	74,225
Recursion Pharmaceuticals, Inc., Class A*(a)	2,713	11,096
Regeneron Pharmaceuticals, Inc.	38	29,331
REGENXBIO, Inc.*	4,049	58,306
REVOLUTION Medicines, Inc.*	174	13,859
Rocket Pharmaceuticals, Inc.*	2,308	8,101
Roivant Sciences Ltd.*	1,486	32,246
Sana Biotechnology, Inc.*(a)	5,697	23,187
Sarepta Therapeutics, Inc.*(a)	473	10,179
Stoke Therapeutics, Inc.*(a)	1,992	63,226
Twist Bioscience Corp.*	1,251	39,682
Ultragenyx Pharmaceutical, Inc.*	630	14,490
United Therapeutics Corp.*	121	58,957
Veracyte, Inc.*(a)	724	30,480
Vertex Pharmaceuticals, Inc.*	78	35,362
Viking Therapeutics, Inc.*(a)	724	25,470
Total Biotechnology		1,336,594
Chemicals – 1.3%
Corteva, Inc.	448	30,029
FMC Corp.	257	3,565
Total Chemicals		33,594

See Notes to Financial Statements.

102    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree BioRevolution Fund (WDNA) December 31, 2025
Investments	Shares	Value
Food Products – 2.4%
Bunge Global SA	311	$27,704
Darling Ingredients, Inc.*	704	25,344
Tyson Foods, Inc., Class A	143	8,383
Total Food Products		61,431
Health Care Technology – 0.6%
Schrodinger, Inc.*(a)	849	15,180
Life Sciences Tools & Services – 7.3%
10X Genomics, Inc., Class A*(a)	2,163	35,279
Bio-Techne Corp.(a)	213	12,527
Danaher Corp.	120	27,470
Ginkgo Bioworks Holdings, Inc.*	2,496	20,742
Illumina, Inc.*	90	11,805
Pacific Biosciences of California, Inc.*	4,813	9,000
QIAGEN NV	160	7,195
Repligen Corp.*	164	26,873
Tempus AI, Inc.*	443	26,159
Thermo Fisher Scientific, Inc.	14	8,112
Total Life Sciences Tools & Services		185,162
Oil, Gas & Consumable Fuels – 0.4%
Green Plains, Inc.*(a)	954	9,349
Pharmaceuticals – 15.5%
Bristol-Myers Squibb Co.	510	27,509
Eli Lilly & Co.	74	79,526
Johnson & Johnson	329	68,087
Merck & Co., Inc.	168	17,684
Novartis AG, Registered Shares	279	38,597
Pfizer, Inc.	2,463	61,329
Structure Therapeutics, Inc., ADR*	1,172	81,513
Zoetis, Inc.	147	18,495
Total Pharmaceuticals		392,740
Total United States		2,034,050
TOTAL COMMON STOCKS (Cost: $2,200,589)		2,533,758
Investments	Shares	Value
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b) (Cost: $3,005)	3,005	$3,005
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 6.9%
United States – 6.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b) (Cost: $174,339)	174,339	174,339
TOTAL INVESTMENTS IN SECURITIES – 106.9% (Cost: $2,377,933)		2,711,102
Other Liabilities less Assets – (6.9)%		(174,190)
NET ASSETS – 100.0%		$2,536,912

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $594,124 and the total market value of the collateral held by the Fund was $611,041. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $436,702.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2025.

ABBREVIATIONS:
ADR	American Depositary Receipt

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$2,533,758	$—	$—	$2,533,758
Mutual Fund	—	3,005	—	3,005
Investment of Cash Collateral for Securities Loaned	—	174,339	—	174,339
Total Investments in Securities	$2,533,758	$177,344	$—	$2,711,102

See Notes to Financial Statements.

WisdomTree Trust    103

Schedule of Investments (unaudited) WisdomTree Cloud Computing Fund (WCLD) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.1%
Canada – 1.6%
IT Services – 1.6%
Shopify, Inc., Class A*	28,960	$4,661,691
Israel – 2.9%
IT Services – 1.2%
Wix.com Ltd.*	32,949	3,423,072
Software – 1.7%
Cellebrite DI Ltd.*	262,661	4,735,778
Total Israel		8,158,850
United States – 95.6%
Financial Services – 1.2%
Toast, Inc., Class A*	94,956	3,371,888
Health Care Technology – 1.1%
Veeva Systems, Inc., Class A*	14,607	3,260,721
IT Services – 13.2%
Cloudflare, Inc., Class A*	20,391	4,020,085
DigitalOcean Holdings, Inc.*	132,009	6,352,273
Fastly, Inc., Class A*	589,565	6,001,772
MongoDB, Inc.*	18,772	7,878,420
Okta, Inc.*	44,426	3,841,516
Snowflake, Inc.*	20,589	4,516,403
Twilio, Inc., Class A*	38,774	5,515,214
Total IT Services		38,125,683
Professional Services – 2.3%
Paycom Software, Inc.	18,870	3,007,123
Paylocity Holding Corp.*	23,832	3,634,380
Total Professional Services		6,641,503
Software – 77.8%
Adobe, Inc.*	11,547	4,041,335
Agilysys, Inc.*	38,724	4,601,960
Alkami Technology, Inc.*(a)	177,536	4,095,755
Appfolio, Inc., Class A*	15,441	3,592,349
Asana, Inc., Class A*(a)	295,845	4,056,035
Atlassian Corp., Class A*	24,543	3,979,402
AvePoint, Inc.*	272,626	3,786,775
Bill Holdings, Inc.*	101,165	5,517,539
BlackLine, Inc.*(a)	80,618	4,457,369
Braze, Inc., Class A*	160,686	5,509,923
C3.ai, Inc., Class A*(a)	228,909	3,085,693
Clearwater Analytics Holdings, Inc., Class A*	212,976	5,136,981
Confluent, Inc., Class A*	230,327	6,965,088
Crowdstrike Holdings, Inc., Class A*	9,576	4,488,846
Datadog, Inc., Class A*	32,193	4,377,926
Docusign, Inc.*	57,796	3,953,246
Dynatrace, Inc.*	84,948	3,681,646
Investments	Shares	Value
Elastic NV*	53,030	$4,000,583
Five9, Inc.*	156,912	3,146,086
Freshworks, Inc., Class A*	313,273	3,837,594
Gitlab, Inc., Class A*	92,545	3,473,214
HubSpot, Inc.*	9,331	3,744,530
Intapp, Inc.*	97,278	4,457,278
JFrog Ltd.*	90,839	5,673,804
Klaviyo, Inc., Class A*	130,371	4,233,146
Monday.com Ltd.*	23,309	3,439,476
nCino, Inc.*	147,329	3,777,516
Nutanix, Inc., Class A*	59,657	3,083,670
Onestream, Inc.*	193,738	3,560,905
PagerDuty, Inc.*	259,178	3,397,824
Palantir Technologies, Inc., Class A*	23,129	4,111,180
Palo Alto Networks, Inc.*	23,140	4,262,388
Procore Technologies, Inc.*	62,793	4,567,563
Q2 Holdings, Inc.*	54,947	3,964,975
Qualys, Inc.*	31,730	4,216,917
RingCentral, Inc., Class A*	133,295	3,849,560
Rubrik, Inc., Class A*	47,734	3,650,696
SailPoint, Inc.*(a)	200,165	4,049,338
Salesforce, Inc.	16,905	4,478,304
Samsara, Inc., Class A*	122,211	4,332,380
SEMrush Holdings, Inc., Class A*	544,161	6,470,074
SentinelOne, Inc., Class A*	243,326	3,649,890
ServiceNow, Inc.*	23,637	3,620,952
ServiceTitan, Inc., Class A*	39,508	4,207,602
Sprinklr, Inc., Class A*	496,672	3,864,108
Sprout Social, Inc., Class A*	289,563	3,263,375
SPS Commerce, Inc.*	36,569	3,259,395
Tenable Holdings, Inc.*	137,544	3,236,410
UiPath, Inc., Class A*	373,333	6,118,928
Weave Communications, Inc.*	525,998	3,992,325
Workday, Inc., Class A*	18,122	3,892,243
Workiva, Inc.*	54,819	4,728,139
Zeta Global Holdings Corp., Class A*	214,196	4,358,889
Zscaler, Inc.*	14,905	3,352,433
Total Software		224,651,558
Total United States		276,051,353
TOTAL COMMON STOCKS (Cost: $372,810,565)		288,871,894
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b) (Cost: $102,133)	102,133	102,133

See Notes to Financial Statements.

104    WisdomTree Trust

Schedule of Investments (unaudited) (concluded) WisdomTree Cloud Computing Fund (WCLD) December 31, 2025
Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 0.9%
United States – 0.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b) (Cost: $2,731,215)	2,731,215	$2,731,215
TOTAL INVESTMENTS IN SECURITIES – 101.0% (Cost: $375,643,913)		291,705,242
Other Liabilities less Assets – (1.0)%		(2,758,070)
NET ASSETS – 100.0%		$288,947,172

*    Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,065,162 and the total market value of the collateral held by the Fund was $11,625,576. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,894,361.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2025.

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$288,871,894	$ —	$—	$288,871,894
Mutual Fund	—	102,133	—	102,133
Investment of Cash Collateral for Securities Loaned	—	2,731,215	—	2,731,215
Total Investments in Securities	$288,871,894	$2,833,348	$—	$291,705,242

See Notes to Financial Statements.

WisdomTree Trust    105

Schedule of Investments (unaudited) WisdomTree Cybersecurity Fund (WCBR) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 99.8%
Israel – 4.3%
Software – 4.3%
Check Point Software Technologies Ltd.*	28,036	$5,202,360
Japan – 7.7%
Software – 7.7%
FFRI Security, Inc.(a)	113,300	5,074,267
Trend Micro, Inc.	99,200	4,114,954
Total Japan		9,189,221
South Korea – 0.5%
Software – 0.5%
Ahnlab, Inc.*	14,796	617,292
United States – 87.3%
Communications Equipment – 3.5%
F5, Inc.*	16,433	4,194,688
IT Services – 18.7%
Akamai Technologies, Inc.*	69,479	6,062,042
Cloudflare, Inc., Class A*	29,345	5,785,367
Fastly, Inc., Class A*	523,005	5,324,191
Okta, Inc.*	59,828	5,173,327
Total IT Services		22,344,927
Software – 65.1%
CommVault Systems, Inc.*	30,397	3,810,568
Crowdstrike Holdings, Inc., Class A*	15,189	7,119,996
CyberArk Software Ltd.*	13,978	6,235,027
Datadog, Inc., Class A*	47,335	6,437,087
Elastic NV*	61,798	4,662,041
Fortinet, Inc.*	67,989	5,399,006
OneSpan, Inc.	139,796	1,794,981
Palo Alto Networks, Inc.*	27,719	5,105,840
Qualys, Inc.*	40,630	5,399,727
Investments	Shares	Value
Rapid7, Inc.*	274,069	$4,165,849
Rubrik, Inc., Class A*	70,644	5,402,853
SailPoint, Inc.*(a)	264,912	5,359,170
SentinelOne, Inc., Class A*	355,944	5,339,160
Tenable Holdings, Inc.*	179,372	4,220,623
Varonis Systems, Inc.*	72,163	2,366,946
Zscaler, Inc.*	22,968	5,165,961
Total Software		77,984,835
Total United States		104,524,450
TOTAL COMMON STOCKS (Cost: $123,580,520)		119,533,323
MUTUAL FUND – 0.1%
United States – 0.1%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b) (Cost: $118,444)	118,444	118,444
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 2.1%
United States – 2.1%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b) (Cost: $2,508,256)	2,508,256	2,508,256
TOTAL INVESTMENTS IN SECURITIES – 102.0% (Cost: $126,207,220)		122,160,023
Other Liabilities less Assets – (2.0)%		(2,362,064)
NET ASSETS – 100.0%		$119,797,959

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,146,001 and the total market value of the collateral held by the Fund was $9,620,251. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,111,995.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2025.
FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$119,533,323	$ —	$—	$119,533,323
Mutual Fund	—	118,444	—	118,444
Investment of Cash Collateral for Securities Loaned	—	2,508,256	—	2,508,256
Total Investments in Securities	$119,533,323	$2,626,700	$—	$122,160,023

See Notes to Financial Statements.

106    WisdomTree Trust

Schedule of Investments (unaudited) WisdomTree Quantum Computing Fund (WQTM) December 31, 2025
Investments	Shares	Value
COMMON STOCKS – 100.0%
Canada – 6.7%
D-Wave Quantum, Inc.*(a)	41,461	$1,084,205
Finland – 2.4%
Nokia OYJ	57,745	377,886
Germany – 4.4%
Deutsche Telekom AG, Registered Shares	12,671	411,621
Infineon Technologies AG	6,778	300,347
Total Germany		711,968
Japan – 10.4%
Fujitsu Ltd.	19,645	542,558
Hitachi Ltd.	11,981	374,690
NEC Corp.	10,161	344,221
NTT, Inc.	411,730	414,239
Total Japan		1,675,708
Netherlands – 3.7%
ASML Holding NV	274	296,506
NXP Semiconductors NV	1,403	304,535
Total Netherlands		601,041
Singapore – 1.9%
STMicroelectronics NV	11,701	308,857
South Korea – 2.5%
SK Telecom Co. Ltd.	10,882	404,142
Taiwan – 1.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	5,692	280,791
United Kingdom – 2.6%
Arqit Quantum, Inc.*	18,975	415,173
United States – 63.7%
Advanced Micro Devices, Inc.*	1,622	347,368
Alphabet, Inc., Class A	1,875	586,875
Amazon.com, Inc.*	2,200	507,804
Applied Materials, Inc.	1,255	322,522
Cadence Design Systems, Inc.*	895	279,759
Cisco Systems, Inc.	5,220	402,097
Coherent Corp.*	2,020	372,831
Dell Technologies, Inc., Class C	2,105	264,977
FormFactor, Inc.*	5,548	309,467
GLOBALFOUNDRIES, Inc.*	8,647	301,953
Hewlett Packard Enterprise Co.	12,344	296,503
Honeywell International, Inc.	2,019	393,887
Intel Corp.*	14,544	536,674
International Business Machines Corp.	1,719	509,185
Investments	Shares	Value
IonQ, Inc.*	21,369	$958,827
Keysight Technologies, Inc.*	1,577	320,431
Lam Research Corp.	1,828	312,917
Microsoft Corp.	1,043	504,416
NVIDIA Corp.	2,804	522,946
Quantum Computing, Inc.*(a)	74,398	763,323
Rigetti Computing, Inc.*	38,472	852,155
SkyWater Technology, Inc.*	15,952	289,688
Synopsys, Inc.*	719	337,729
Total United States		10,294,334
TOTAL COMMON STOCKS (Cost: $17,321,089)		16,154,105
MUTUAL FUND – 0.0%
United States – 0.0%
Dreyfus Treasury Obligations Cash Management Fund, Institutional Shares, 3.65%(b) (Cost: $7,301)	7,301	7,301
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – 7.9%
United States – 7.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 3.71%(b) (Cost: $1,274,015)	1,274,015	1,274,015

TOTAL INVESTMENTS IN SECURITIES – 107.9% (Cost: $18,602,405)		17,435,421
Other Liabilities less Assets – (7.9)%		(1,274,730)
NET ASSETS – 100.0%		$16,160,691

*     Non-income producing security.

(a)   Security, or portion thereof, was on loan at December 31, 2025 (See Note 2). At December 31, 2025, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,232,651 and the total market value of the collateral held by the Fund was $1,274,015.

(b)  Rate shown represents annualized 7-day yield as of December 31, 2025.

See Notes to Financial Statements.

WisdomTree Trust    107

Schedule of Investments (unaudited) (concluded) WisdomTree Quantum Computing Fund (WQTM) December 31, 2025

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used in valuing the Fund’s investments (See Note 2 — Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$16,154,105	$ —	$—	$16,154,105
Mutual Fund	—	7,301	—	7,301
Investment of Cash Collateral for Securities Loaned	—	1,274,015	—	1,274,015
Total Investments in Securities	$16,154,105	$1,281,316	$—	$17,435,421

See Notes to Financial Statements.

108    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) WisdomTree Trust December 31, 2025
	WisdomTree Dynamic International Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund	WisdomTree True Emerging Markets Fund	WisdomTree U.S. Corporate Bond Fund
ASSETS:
Investments in securities, at cost	$909,051,749	$361,913,099	$75,206,302	$18,008,710
Investments in affiliates, at cost (Note 3)	—	8,200,000	—	—
Foreign currency, at cost	462,828	13,549	90,019	—
Investments in securities, at value[1,2] (Note 2)	1,099,493,120	434,271,606	85,936,785	17,997,769
Investments in affiliates, at value (Note 3)	—	8,200,000	—	—
Cash	—	—	2,816	—
Foreign currency, at value	468,757	14,267	90,353	—
Unrealized appreciation on foreign currency contracts	2,138,048	901,474	—	—
Receivables:
Investment securities sold[3]	651,305	881,051	—	—
Due from broker	654,467	—	—	—
Dividends	962,290	376,653	94,304	1,344
Securities lending income	10,259	33,345	3,308	463
Interest	—	—	—	201,500
Foreign tax reclaims	1,537,887	959,216	14,647	—
Foreign capital gains tax refund	—	—	304	—
Other (Note 6)	306,186	48,252	—	—
Total Assets	1,106,222,319	445,685,864	86,142,517	18,201,076
LIABILITIES:
Unrealized depreciation on foreign currency contracts	7,434,736	2,976,028	46	—
Payables:
Cash collateral received for securities loaned (Note 2)	6,739,020	11,937,136	1,417,570	179,410
Due to broker	140	143	89	—
Advisory fees (Note 3)	363,789	172,779	23,544	2,761
Service fees (Note 2)	4,002	1,593	324	68
Foreign capital gains tax	—	—	548,424	—
Other (Note 6)	91,856	14,476	—	—
Total Liabilities	14,633,543	15,102,155	1,989,997	182,239
NET ASSETS	$1,091,588,776	$430,583,709	$84,152,520	$18,018,837
NET ASSETS:
Paid-in capital	$948,002,121	$333,617,779	$74,250,322	$21,133,457
Total distributable earnings (loss)	143,586,655	96,965,930	9,902,198	(3,114,620)
NET ASSETS	$1,091,588,776	$430,583,709	$84,152,520	$18,018,837
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	25,100,000	10,000,000	2,600,000	400,000
Net asset value per share	$43.49	$43.06	$32.37	$45.05
[1] Includes market value of securities out on loan of:	$12,047,637	$16,578,128	$1,333,802	$1,030,360
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
[3] Includes market value of securities out on loan, which were sold and pending settlement, of:	$—	$24,843	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    109

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust December 31, 2025
	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
ASSETS:
Investments in securities, at cost	$198,480,558	$47,840,620	$27,402,316	$318,587,925
Foreign currency, at cost	—	—	24,415	62,244
Investments in securities, at value[1,2] (Note 2)	202,766,054	48,587,851	36,002,162	441,129,051
Cash	—	—	9,405	115,506
Foreign currency, at value	—	—	24,448	61,979
Unrealized appreciation on foreign currency contracts	—	—	—	1,054
Deposits at broker for futures contracts	—	—	371,550	4,586,400
Receivables:
Investment securities sold	—	—	—	434,809
Dividends	10,727	385	89,822	402,766
Securities lending income	4,961	654	174	290
Interest	3,149,783	552,746	—	—
Foreign tax reclaims	—	—	2,066	1,146,711
Total Assets	205,931,525	49,141,636	36,499,627	447,878,566
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	1,547,216	161,100	122,577	386,218
Due to broker	—	—	9,405	115,501
Advisory fees (Note 3)	66,004	7,493	9,703	98,902
Service fees (Note 2)	764	183	133	1,674
Net variation margin on futures contracts	—	—	12,058	300,507
Foreign capital gains tax	—	—	221,405	—
Total Liabilities	1,613,984	168,776	375,281	902,802
NET ASSETS	$204,317,541	$48,972,860	$36,124,346	$446,975,764
NET ASSETS:
Paid-in capital	$220,503,484	$50,103,846	$36,670,052	$353,585,234
Total distributable earnings (loss)	(16,185,943)	(1,130,986)	(545,706)	93,390,530
NET ASSETS	$204,317,541	$48,972,860	$36,124,346	$446,975,764
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,400,000	1,000,000	950,000	10,150,000
Net asset value per share	$46.44	$48.97	$38.03	$44.04
[1] Includes market value of securities out on loan of:	$21,551,715	$2,049,601	$295,429	$884,803
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

110    WisdomTree Trust

Statements of Assets and Liabilities (unaudited) (continued) WisdomTree Trust December 31, 2025
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
ASSETS:
Investments in securities, at cost	$813,872,385	$355,625,310	$2,377,933	$375,643,913
Foreign currency, at cost	—	68,340	39	—
Investments in securities, at value[1,2] (Note 2)	1,263,921,001	428,475,467	2,711,102	291,705,242
Cash	—	5	—	—
Foreign currency, at value	—	68,331	40	—
Deposits at broker for futures contracts	13,456,991	—	—	—
Receivables:
Investment securities sold	—	—	—	1,829,669
Capital shares sold	—	—	—	—
Dividends	878,193	95,923	234	7,549
Securities lending income	575	1,584	87	2,203
Foreign tax reclaims	—	7,722	802	—
Total Assets	1,278,256,760	428,649,032	2,712,265	293,544,663
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	180,789	2,472,801	174,339	2,731,215
Capital shares redeemed	—	—	—	1,751,194
Due to broker	—	12,757	—	473
Advisory fees (Note 3)	218,156	179,478	1,004	113,499
Service fees (Note 2)	4,799	1,755	10	1,110
Net variation margin on futures contracts	1,012,403	—	—	—
Cash due to custodian	1,000	—	—	—
Total Liabilities	1,417,147	2,666,791	175,353	4,597,491
NET ASSETS	$1,276,839,613	$425,982,241	$2,536,912	$288,947,172
NET ASSETS:
Paid-in capital	$967,064,663	$361,223,456	$4,094,565	$879,838,948
Total distributable earnings (loss)	309,774,950	64,758,785	(1,557,653)	(590,891,776)
NET ASSETS	$1,276,839,613	$425,982,241	$2,536,912	$288,947,172
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	23,250,000	14,600,000	150,000	8,250,000
Net asset value per share	$54.92	$29.18	$16.91	$35.02
[1] Includes market value of securities out on loan of:	$7,033,469	$2,379,147	$594,124	$11,065,162
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)
See Notes to Financial Statements.

WisdomTree Trust    111

Statements of Assets and Liabilities (unaudited) (concluded) WisdomTree Trust December 31, 2025
	WisdomTree Cybersecurity Fund	WisdomTree Quantum Computing Fund
ASSETS:
Investments in securities, at cost	$126,207,220	$18,602,405
Foreign currency, at cost	1,939	932
Investments in securities, at value[1,2] (Note 2)	122,160,023	17,435,421
Foreign currency, at value	1,897	939
Receivables:
Dividends	96,555	3,279
Securities lending income	84,631	184
Interest	—	35
Foreign tax reclaims	10,880	—
Total Assets	122,353,986	17,439,858
LIABILITIES:
Payables:
Cash collateral received for securities loaned (Note 2)	2,508,256	1,274,015
Advisory fees (Note 3)	47,308	5,102
Service fees (Note 2)	463	50
Total Liabilities	2,556,027	1,279,167
NET ASSETS	$119,797,959	$16,160,691
NET ASSETS:
Paid-in capital	$126,290,862	$17,727,758
Total distributable earnings (loss)	(6,492,903)	(1,567,067)
NET ASSETS	$119,797,959	$16,160,691
Outstanding beneficial interest shares of $0.001 par value (unlimited number of shares authorized)	4,300,000	625,000
Net asset value per share	$27.86	$25.86
[1] Includes market value of securities out on loan of:	$9,146,001	$1,232,651
[2] Investments in securities include investment of cash collateral for securities loaned (see Schedule of Investments for additional information)

See Notes to Financial Statements.

112    WisdomTree Trust

Statements of Operations (unaudited) WisdomTree Trust For the Six Months Ended December 31, 2025
	WisdomTree Dynamic International Equity Fund	WisdomTree Dynamic International SmallCap Equity Fund	WisdomTree True Emerging Markets Fund	WisdomTree U.S. Corporate Bond Fund
INVESTMENT INCOME:
Dividends	$11,090,881	$7,359,501	$1,228,701	$5,329
Interest	—	—	—	440,769
Other income (Note 6)	12,442	—	—	—
Securities lending income, net (Note 2)[3]	34,243	429,837	12,187	5,226
Less: Foreign withholding taxes on dividends	(941,497)	(637,771)	(140,413)	—
Total investment income	10,196,069	7,151,567	1,100,475	451,324
EXPENSES:
Advisory fees (Note 3)	1,779,498	1,038,551	144,282	16,368
Service fees (Note 2)	19,575	9,519	1,984	400
Other fees (Note 6)	3,733	—	—	—
Total expenses	1,802,806	1,048,070	146,266	16,768
Expense waivers – contractual (Note 3)	—	(4,520)	—	—
Net expenses	1,802,806	1,043,550	146,266	16,768
Net investment income	8,393,263	6,108,017	954,209	434,556
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	1,453,647	1,517,594	9,842,565	9,666
In-kind redemptions	5,048,761	43,793,798	487,155	—
Foreign currency contracts	7,814,702	4,208,266	(156,676)	—
Foreign currency related transactions	186,603	(99,250)	69,915	—
Net realized gain	14,503,713	49,420,408	10,242,959	9,666
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	75,837,827	(10,440,291)	(6,453,960)	131,657
Foreign currency contracts	(3,152,807)	(795,939)	(46)	—
Translation of assets and liabilities denominated in foreign currencies	(28,175)	(10,221)	(1,701)	—
Net increase (decrease) in unrealized appreciation/depreciation	72,656,845	(11,246,451)	(6,455,707)	131,657
Net realized and unrealized gain on investments	87,160,558	38,173,957	3,787,252	141,323
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$95,553,821	$44,281,974	$4,741,461	$575,879
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(145,735)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(104,684)	$—
[3] Includes securities lending income from affiliate of:	$—	$93,452	$—	$—

See Notes to Financial Statements.

WisdomTree Trust    113

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended December 31, 2025
	WisdomTree U.S. High Yield Corporate Bond Fund	WisdomTree U.S. Short-Term Corporate Bond Fund	WisdomTree Emerging Markets Efficient Core Fund	WisdomTree International Efficient Core Fund
INVESTMENT INCOME:
Dividends	$99,133	$5,232	$471,922	$4,712,126
Interest	6,565,555	1,077,988	7,585	81,719
Securities lending income, net (Note 2)[3]	37,656	4,594	1,154	3,242
Less: Foreign withholding taxes on dividends	—	—	(50,772)	(276,501)
Total investment income	6,702,344	1,087,814	429,889	4,520,586
EXPENSES:
Advisory fees (Note 3)	387,011	42,115	55,050	564,121
Service fees (Note 2)	4,481	1,030	757	9,547
Total expenses	391,492	43,145	55,807	573,668
Expense waivers – contractual (Note 3)	(197)	—	—	—
Net expenses	391,295	43,145	55,807	573,668
Net investment income	6,311,049	1,044,669	374,082	3,946,918
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions[1]	360,063	58,538	49,687	(283,232)
In-kind redemptions	—	72,441	—	—
Futures contracts	—	—	469,447	5,951,574
Foreign currency contracts	—	—	1,189	14,841
Foreign currency related transactions	—	—	(2,609)	(50,512)
Net realized gain	360,063	130,979	517,714	5,632,671
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions[2]	1,060,924	55,619	5,156,903	37,886,173
Futures contracts	—	—	(380,067)	(5,057,335)
Foreign currency contracts	—	—	(1)	1,054
Translation of assets and liabilities denominated in foreign currencies	—	—	(242)	(11,627)
Net increase in unrealized appreciation/depreciation	1,060,924	55,619	4,776,593	32,818,265
Net realized and unrealized gain on investments	1,420,987	186,598	5,294,307	38,450,936
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$7,732,036	$1,231,267	$5,668,389	$42,397,854
[1] Net of foreign capital gains (tax) and capital gains tax refund, if applicable, of:	$—	$—	$(4,274)	$—
[2] Includes net increase (decrease) in accrued foreign capital gain taxes of:	$—	$—	$(9,235)	$—
[3] Includes securities lending income from affiliate of:	$3,729	$—	$—	$—

See Notes to Financial Statements.

114    WisdomTree Trust

Statements of Operations (unaudited) (continued) WisdomTree Trust For the Six Months Ended December 31, 2025
	WisdomTree U.S. Efficient Core Fund	WisdomTree Artificial Intelligence and Innovation Fund	WisdomTree BioRevolution Fund	WisdomTree Cloud Computing Fund
INVESTMENT INCOME:
Dividends	$8,653,571	$710,843	$6,851	$36,273
Interest	233,517	—	—	—
Securities lending income, net (Note 2)[1]	5,200	45,896	2,440	11,731
Less: Foreign withholding taxes on dividends	(730)	(37,888)	(171)	—
Total investment income	8,891,558	718,851	9,120	48,004
EXPENSES:
Advisory fees (Note 3)	1,263,320	807,934	5,364	733,376
Service fees (Note 2)	27,793	7,900	52	7,172
Total expenses	1,291,113	815,834	5,416	740,548
Expense waivers – contractual (Note 3)	—	(393)	—	—
Net expenses	1,291,113	815,441	5,416	740,548
Net investment income (loss)	7,600,445	(96,590)	3,704	(692,544)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(4,507,675)	(18,237,667)	(208,124)	(3,489,206)
In-kind redemptions	27,545,166	47,145,613	—	13,496,563
Futures contracts	17,110,303	—	—	—
Foreign currency contracts	—	(49,593)	(447)	—
Foreign currency related transactions	—	10,430	431	—
Net realized gain (loss)	40,147,794	28,868,783	(208,140)	10,007,357
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	90,896,166	20,818,598	838,154	(20,687,319)
Futures contracts	(14,683,562)	—	—	—
Translation of assets and liabilities denominated in foreign currencies	—	(1,071)	—	—
Net increase (decrease) in unrealized appreciation/depreciation	76,212,604	20,817,527	838,154	(20,687,319)
Net realized and unrealized gain (loss) on investments	116,360,398	49,686,310	630,014	(10,679,962)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$123,960,843	$49,589,720	$633,718	$(11,372,506)
[1] Includes securities lending income from affiliate of:	$—	$8,371	$—	$—
See Notes to Financial Statements.

WisdomTree Trust    115

Statements of Operations (unaudited) (concluded) WisdomTree Trust For the Six Months Ended December 31, 2025
	WisdomTree Cybersecurity Fund	WisdomTree Quantum Computing Fund[1]
INVESTMENT INCOME:
Dividends	$173,759	$9,661
Interest	—	105
Securities lending income, net (Note 2)[1]	290,652	185
Less: Foreign withholding taxes on dividends	(13,395)	(845)
Total investment income	451,016	9,106
EXPENSES:
Advisory fees (Note 3)	296,769	9,537
Service fees (Note 2)	2,902	93
Total expenses	299,671	9,630
Net investment income (loss)	151,345	(524)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from:
Investment transactions	(1,473,217)	(399,219)
In-kind redemptions	8,220,379	—
Foreign currency contracts	(51,243)	(2,431)
Foreign currency related transactions	49,624	2,087
Net realized gain (loss)	6,745,543	(399,563)
Net increase (decrease) in net unrealized appreciation/depreciation:
Investment transactions	(23,397,741)	(1,166,984)
Translation of assets and liabilities denominated in foreign currencies	(878)	4
Net decrease in unrealized appreciation/depreciation	(23,398,619)	(1,166,980)
Net realized and unrealized loss on investments	(16,653,076)	(1,566,543)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,501,731)	$(1,567,067)
[1] For the period October 9, 2025 (commencement of operations) through December 31, 2025.

See Notes to Financial Statements.

116    WisdomTree Trust

Statements of Changes in Net Assets (unaudited) WisdomTree Trust
	WisdomTree Dynamic International Equity Fund		WisdomTree Dynamic International SmallCap Equity Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$8,393,263	$14,383,413	$6,108,017	$15,456,803
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	14,503,713	(2,722,965)	49,420,408	8,241,713
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	72,656,845	65,868,490	(11,246,451)	51,967,669
Net increase in net assets resulting from operations	95,553,821	77,528,938	44,281,974	75,666,185
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(9,185,371)	(14,206,404)	(7,787,100)	(16,194,224)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	357,256,263	329,045,671	66,733,136	108,527,414
Cost of shares redeemed	(14,713,128)	(12,382,456)	(97,747,623)	(30,588,750)
Net increase (decrease) in net assets resulting from capital share transactions	342,543,135	316,663,215	(31,014,487)	77,938,664
Net Increase in Net Assets	428,911,585	379,985,749	5,480,387	137,410,625
NET ASSETS:
Beginning of period	$662,677,191	$282,691,442	$425,103,322	$287,692,697
End of period	$1,091,588,776	$662,677,191	$430,583,709	$425,103,322
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	16,800,000	8,350,000	10,750,000	8,500,000
Shares created	8,650,000	8,800,000	1,600,000	3,100,000
Shares redeemed	(350,000)	(350,000)	(2,350,000)	(850,000)
Shares outstanding, end of period	25,100,000	16,800,000	10,000,000	10,750,000

See Notes to Financial Statements.

WisdomTree Trust    117

Statements of Changes in Net Assets (unaudited) (continued) WisdomTree Trust
	WisdomTree True Emerging Markets Fund		WisdomTree U.S. Corporate Bond Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$954,209	$1,059,083	$434,556	$861,189
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	10,242,959	(1,308,726)	9,666	(50,079)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(6,455,707)	8,572,633	131,657	392,802
Net increase in net assets resulting from operations	4,741,461	8,322,990	575,879	1,203,912
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(9,335,222)	(1,102,118)	(437,712)	(872,136)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,369,232	27,061,982	—	—
Cost of shares redeemed	(3,427,809)	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions	(58,577)	27,061,982	—	—
Net Increase (Decrease) in Net Assets	(4,652,338)	34,282,854	138,167	331,776
NET ASSETS:
Beginning of period	$88,804,858	$54,522,004	$17,880,670	$17,548,894
End of period	$84,152,520	$88,804,858	$18,018,837	$17,880,670
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	2,600,000	1,700,000	400,000	400,000
Shares created	100,000	900,000	—	—
Shares redeemed	(100,000)	—	—	—
Shares outstanding, end of period	2,600,000	2,600,000	400,000	400,000

See Notes to Financial Statements.

118    WisdomTree Trust

Statements of Changes in Net Assets (unaudited) (continued) WisdomTree Trust
	WisdomTree U.S. High Yield Corporate Bond Fund		WisdomTree U.S. Short-Term Corporate Bond Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$6,311,049	$13,515,344	$1,044,669	$2,099,487
Net realized gain (loss) on investments	360,063	(4,101,341)	130,979	(20,962)
Net increase in net unrealized appreciation/depreciation on investments	1,060,924	10,216,863	55,619	1,094,516
Net increase in net assets resulting from operations	7,732,036	19,630,866	1,231,267	3,173,041
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(6,369,368)	(13,612,992)	(1,054,300)	(2,111,990)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,662,667	4,404,390	4,901,373	14,508,469
Cost of shares redeemed	—	(35,709,519)	(4,873,780)	(14,430,371)
Net increase (decrease) in net assets resulting from capital share transactions	4,662,667	(31,305,129)	27,593	78,098
Net Increase (Decrease) in Net Assets	6,025,335	(25,287,255)	204,560	1,139,149
NET ASSETS:
Beginning of period	$198,292,206	$223,579,461	$48,768,300	$47,629,151
End of period	$204,317,541	$198,292,206	$48,972,860	$48,768,300
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4,300,000	5,000,000	1,000,000	1,000,000
Shares created	100,000	100,000	100,000	300,000
Shares redeemed	—	(800,000)	(100,000)	(300,000)
Shares outstanding, end of period	4,400,000	4,300,000	1,000,000	1,000,000

See Notes to Financial Statements.

WisdomTree Trust    119

Statements of Changes in Net Assets (unaudited) (continued) WisdomTree Trust
	WisdomTree Emerging Markets Efficient Core Fund		WisdomTree International Efficient Core Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income	$374,082	$729,911	$3,946,918	$9,762,497
Net realized gain (loss) on investments, futures contracts, foreign currency contracts and foreign currency related transactions	517,714	(452,866)	5,632,671	(3,438,813)
Net increase in net unrealized appreciation/depreciation on investments, futures contracts, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	4,776,593	3,916,583	32,818,265	47,250,266
Net increase in net assets resulting from operations	5,668,389	4,193,628	42,397,854	53,573,950
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(886,084)	(1,010,717)	(9,594,703)	(10,447,464)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	1,496,159	8,200,600	33,826,894
Net increase in net assets resulting from capital share transactions	—	1,496,159	8,200,600	33,826,894
Net Increase in Net Assets	4,782,305	4,679,070	41,003,751	76,953,380
NET ASSETS:
Beginning of period	$31,342,041	$26,662,971	$405,972,013	$329,018,633
End of period	$36,124,346	$31,342,041	$446,975,764	$405,972,013
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	950,000	900,000	9,950,000	9,050,000
Shares created	—	50,000	200,000	900,000
Shares outstanding, end of period	950,000	950,000	10,150,000	9,950,000
See Notes to Financial Statements.

120    WisdomTree Trust

Statements of Changes in Net Assets (unaudited) (continued) WisdomTree Trust
	WisdomTree U.S. Efficient Core Fund		WisdomTree Artificial Intelligence and Innovation Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$7,600,445	$14,507,373	$(96,590)	$348,562
Net realized gain on investments, futures contracts, foreign currency contracts and foreign currency related transactions	40,147,794	31,004,180	28,868,783	2,029,738
Net increase in net unrealized appreciation/depreciation on investments, futures contracts and translation of assets and liabilities denominated in foreign currencies	76,212,604	118,913,330	20,817,527	23,376,189
Net increase in net assets resulting from operations	123,960,843	164,424,883	49,589,720	25,754,489
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(7,889,900)	(14,624,700)	(7,685,440)	(385,572)
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	13,431,306	43,334,214	298,604,057	6,827,578
Cost of shares redeemed	(58,219,698)	(71,485,528)	(125,402,182)	(113,879,491)
Net increase (decrease) in net assets resulting from capital share transactions	(44,788,392)	(28,151,314)	173,201,875	(107,051,913)
Net Increase (Decrease) in Net Assets	71,282,551	121,648,869	215,106,155	(81,682,996)
NET ASSETS:
Beginning of period	$1,205,557,062	$1,083,908,193	$210,876,086	$292,559,082
End of period	$1,276,839,613	$1,205,557,062	$425,982,241	$210,876,086
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	24,100,000	24,700,000	8,600,000	14,000,000
Shares created	250,000	950,000	10,500,000	300,000
Shares redeemed	(1,100,000)	(1,550,000)	(4,500,000)	(5,700,000)
Shares outstanding, end of period	23,250,000	24,100,000	14,600,000	8,600,000

See Notes to Financial Statements.

WisdomTree Trust    121

Statements of Changes in Net Assets (unaudited) (continued) WisdomTree Trust
	WisdomTree BioRevolution Fund		WisdomTree Cloud Computing Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$3,704	$11,504	$(692,544)	$(1,840,906)
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	(208,140)	(480,408)	10,007,357	(115,039,053)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	838,154	137,793	(20,687,319)	165,615,711
Net increase (decrease) in net assets resulting from operations	633,718	(331,111)	(11,372,506)	48,735,752
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	(115,578)	(16,065)	—	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	—	85,548,203	106,815,901
Cost of shares redeemed	—	—	(163,011,108)	(268,452,180)
Net decrease in net assets resulting from capital share transactions	—	—	(77,462,905)	(161,636,279)
Net Increase (Decrease) in Net Assets	518,140	(347,176)	(88,835,411)	(112,900,527)
NET ASSETS:
Beginning of period	$2,018,772	$2,365,948	$377,782,583	$490,683,110
End of period	$2,536,912	$2,018,772	$288,947,172	$377,782,583
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	150,000	150,000	10,450,000	15,525,000
Shares created	—	—	2,500,000	2,875,000
Shares redeemed	—	—	(4,700,000)	(7,950,000)
Shares outstanding, end of period	150,000	150,000	8,250,000	10,450,000

See Notes to Financial Statements.

122    WisdomTree Trust

Statements of Changes in Net Assets (unaudited) (concluded) WisdomTree Trust
	WisdomTree Cybersecurity Fund		WisdomTree Quantum Computing Fund
	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Period October 9, 2025* through December 31, 2025 (unaudited)
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS:
Net investment income (loss)	$151,345	$(395,926)	$(524)
Net realized gain (loss) on investments, foreign currency contracts and foreign currency related transactions	6,745,543	6,119,885	(399,563)
Net increase (decrease) in net unrealized appreciation/depreciation on investments, futures contracts, written options, foreign currency contracts and translation of assets and liabilities denominated in foreign currencies	(23,398,619)	20,528,918	(1,166,980)
Net increase (decrease) in net assets resulting from operations	(16,501,731)	26,252,877	(1,567,067)
DISTRIBUTIONS TO SHAREHOLDERS:
Distributable earnings	—	(25,536)	—
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	19,209,906	35,880,109	17,727,758
Cost of shares redeemed	(17,975,474)	(20,400,417)	(120)
Net increase in net assets resulting from capital share transactions	1,234,432	15,479,692	17,727,638
Net Increase (Decrease) in Net Assets	(15,267,299)	41,707,033	16,160,571
NET ASSETS:
Beginning of period	$135,065,258	$93,358,225	$120
End of period	$119,797,959	$135,065,258	$16,160,691
SHARES CREATED AND REDEEMED:
Shares outstanding, beginning of period	4,240,000	3,720,000	4
Shares created	620,000	1,270,000	625,000
Shares redeemed	(560,000)	(750,000)	(4)
Shares outstanding, end of period	4,300,000	4,240,000	625,000

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

See Notes to Financial Statements.

WisdomTree Trust    123

Financial Highlights WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Dynamic International Equity Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$39.45	$33.86	$31.16	$27.78	$30.50	$25.40
Investment Operations:
Net investment income[1]	0.40	1.43	1.27	1.36	1.34	0.91
Net realized and unrealized gain (loss)	4.05	5.32	2.76	3.31	(2.54)	5.27
Total from investment operations	4.45	6.75	4.03	4.67	(1.20)	6.18
Dividends to shareholders:
Net investment income	(0.41)	(1.16)	(1.33)	(1.29)	(1.52)	(1.08)
Net asset value, end of period	$43.49	$39.45	$33.86	$31.16	$27.78	$30.50
TOTAL RETURN[2]	11.31%	20.21%	13.13%	17.18%	(4.12)%	24.76%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$1,091,589	$662,677	$282,691	$241,457	$168,070	$161,660
Ratio to average net assets of:
Expenses, net of expense waivers	0.41%[3,4,5]	0.44%[4,5]	0.41%[4]	0.41%[4]	0.41%[4]	0.39%
Expenses, prior to expense waivers	0.41%[3,4,5]	0.44%[4,5]	0.41%[4]	0.41%[4]	0.41%[4]	0.40%
Net investment income	1.89%[3]	3.95%	3.93%	4.56%	4.41%	3.26%
Portfolio turnover rate[6]	30%	25%	28%	29%	35%	38%
WisdomTree Dynamic International SmallCap Equity Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$39.54	$33.85	$31.10	$29.80	$34.45	$26.22
Investment Operations:
Net investment income[1]	0.59	1.53	1.37	1.55	1.37	0.88
Net realized and unrealized gain (loss)	3.69	5.70	2.72	1.40	(4.65)	8.46
Total from investment operations	4.28	7.23	4.09	2.95	(3.28)	9.34
Dividends and distributions to shareholders:
Net investment income	(0.76)	(1.54)	(1.34)	(1.31)	(1.37)	(1.11)
Capital gains	—	—	—	(0.34)	—	—
Total dividends and distributions to shareholders	(0.76)	(1.54)	(1.34)	(1.65)	(1.37)	(1.11)
Net asset value, end of period	$43.06	$39.54	$33.85	$31.10	$29.80	$34.45
TOTAL RETURN[2]	10.88%	21.78%	13.34%	10.27%	(9.78)%	36.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$430,584	$425,103	$287,693	$177,298	$58,118	$41,336
Ratio to average net assets of:
Expenses, net of expense waivers	0.48%[3,5]	0.49%[5,7]	0.49%[7]	0.49%[7]	0.49%[7]	0.47%
Expenses, prior to expense waivers	0.48%[3,5]	0.49%[5,7]	0.49%[7]	0.49%[7]	0.49%[7]	0.48%
Net investment income	2.82%[3]	4.30%	4.23%	5.05%	4.06%	2.86%
Portfolio turnover rate[6]	38%	43%	37%	48%	48%	60%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.40%.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6        Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7        Included in the expense ratio are “Other fees” described in Note 6. Without these expenses, the expense ratio would have been 0.48%.
See Notes to Financial Statements.

124    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree True Emerging Markets Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Period September 22, 2022* through June 30, 2023
Net asset value, beginning of period	$34.16	$32.07	$27.34	$24.73
Investment Operations:
Net investment income[1]	0.37	0.54	0.48	0.34
Net realized and unrealized gain	1.43	2.08	4.72	2.51
Total from investment operations	1.80	2.62	5.20	2.85
Dividends and distributions to shareholders:
Net investment income	(0.38)	(0.53)	(0.47)	(0.24)
Capital gains	(3.21)	—	—	—
Total dividends and distributions to shareholders	(3.59)	(0.53)	—	—
Net asset value, end of period	$32.37	$34.16	$32.07	$27.34
TOTAL RETURN[2]	5.49%	8.27%	19.25%	11.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$84,153	$88,805	$54,522	$16,405
Ratio to average net assets of:
Expenses	0.32%[3,4]	0.32%[4]	0.32%	0.32%[3]
Net investment income	2.12%[3]	1.70%	1.65%	1.70%[3]
Portfolio turnover rate[5]	60%	11%	25%	85%
WisdomTree U.S. Corporate Bond Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$44.70	$43.87	$43.77	$45.21	$54.48	$54.40
Investment Operations:
Net investment income[1]	1.09	2.15	1.96	1.63	1.25	1.23
Net realized and unrealized gain (loss)	0.35	0.86	0.03	(0.91)	(9.18)	0.25
Total from investment operations	1.44	3.01	1.99	0.72	(7.93)	1.48
Dividends and distributions to shareholders:
Net investment income	(1.09)	(2.18)	(1.89)	(2.16)	(1.24)	(1.21)
Capital gains	—	—	—	—	(0.10)	(0.19)
Total dividends and distributions to shareholders	(1.09)	(2.18)	(1.89)	(2.16)	(1.34)	(1.40)
Net asset value, end of period	$45.05	$44.70	$43.87	$43.77	$45.21	$54.48
TOTAL RETURN[2]	3.26%	7.00%	4.69%	1.69%	(14.83)%	2.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$18,019	$17,881	$17,549	$8,755	$40,685	$49,028
Ratio to average net assets of:
Expenses, net of expense waivers	0.18%[3,4]	0.18%[4]	0.18%	0.18%	0.18%	0.18%[6]
Expenses, prior to expense waivers	0.18%[3,4]	0.18%[4]	0.18%	0.18%	0.18%	0.21%
Net investment income	4.78%[3]	4.84%	4.52%	3.63%	2.42%	2.27%
Portfolio turnover rate[5]	1%	16%	25%	41%	52%	36%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Annualized.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

6The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

WisdomTree Trust    125

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. High Yield Corporate Bond Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$46.11	$44.72	$44.08	$43.92	$52.79	$48.53
Investment Operations:
Net investment income[1]	1.45	2.90	2.87	2.60	2.20	2.32
Net realized and unrealized gain (loss)	0.34	1.42	0.64	0.16	(8.92)	4.28
Total from investment operations	1.79	4.32	3.51	2.76	(6.72)	6.60
Dividends to shareholders:
Net investment income	(1.46)	(2.93)	(2.87)	(2.60)	(2.15)	(2.34)
Net asset value, end of period	$46.44	$46.11	$44.72	$44.08	$43.92	$52.79
TOTAL RETURN[2]	3.93%	9.95%	8.22%	6.42%[3]	(13.16)%	13.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$204,318	$198,292	$223,579	$207,193	$171,295	$158,359
Ratio to average net assets of:
Expenses, net of expense waivers	0.38%[4,5]	0.38%[5]	0.38%	0.38%	0.38%	0.38%[6]
Expenses, prior to expense waivers	0.38%[4,5]	0.38%[5]	0.38%	0.38%	0.38%	0.41%
Net investment income	6.20%[4]	6.36%	6.46%	5.85%	4.36%	4.51%
Portfolio turnover rate[7]	50%	66%	23%	22%	24%	21%
WisdomTree U.S. Short-Term Corporate Bond Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$48.77	$47.63	$46.83	$47.51	$51.48	$51.58
Investment Operations:
Net investment income[1]	1.10	2.16	1.88	1.39	0.68	0.75
Net realized and unrealized gain (loss)	0.21	1.14	0.75	(0.65)	(3.82)	0.06
Net increase from payment by sub-adviser	—	—	—	0.00 [8]	—	—
Total from investment operations	1.31	3.30	2.63	0.74	(3.14)	0.81
Dividends and distributions to shareholders:
Net investment income	(1.11)	(2.16)	(1.83)	(1.42)	(0.62)	(0.75)
Capital gains	—	—	—	—	(0.21)	(0.16)
Total dividends and distributions to shareholders	(1.11)	(2.16)	(1.83)	(1.42)	(0.83)	(0.91)
Net asset value, end of period	$48.97	$48.77	$47.63	$46.83	$47.51	$51.48
TOTAL RETURN[2]	2.71%	7.07%	5.72%	1.59%[3]	(6.18)%	1.59%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$48,973	$48,768	$47,629	$37,463	$42,757	$30,886
Ratio to average net assets of:
Expenses, net of expense waivers	0.18%[4,5]	0.18%	0.18%	0.18%	0.18%	0.18%[9]
Expenses, prior to expense waivers	0.18%[4,5]	0.18%	0.18%	0.18%	0.18%	0.21%
Net investment income	4.46%[4]	4.47%	3.97%	2.95%	1.36%	1.46%
Portfolio turnover rate[7]	13%	46%	43%	42%	55%	47%

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

3Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

4Annualized.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6The investment advisor had contractually agreed to limit the advisory fee to 0.38% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.38%.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

8Amount represents less than $0.005.

9The investment advisor had contractually agreed to limit the advisory fee to 0.18% through October 31, 2020. On October 31, 2020, the contractual waiver expired and the advisory fee was permanently reduced to 0.18%.

See Notes to Financial Statements.

126    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Emerging Markets Efficient Core Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$32.99	$29.63	$27.61	$28.63	$41.51	$39.75
Investment Operations:
Net investment income[1]	0.39	0.79	0.59	0.78	0.82	0.13
Net realized and unrealized gain (loss)	5.58	3.66	2.04	(0.97)	(12.71)	1.69
Net increase from payment by sub-adviser	—	—	—	0.00 [2]	—	—
Total from investment operations	5.97	4.45	2.63	(0.19)	(11.89)	1.82
Dividends and distributions to shareholders:
Net investment income	(0.93)	(1.09)	(0.61)	(0.83)	(0.73)	(0.06)
Capital gains	—	—	—	—	(0.26)	—
Total dividends and distributions to shareholders	(0.93)	(1.09)	(0.61)	(0.83)	(0.99)	(0.06)
Net asset value, end of period	$38.03	$32.99	$29.63	$27.61	$28.63	$41.51
TOTAL RETURN[3]	18.22%	15.32%	9.75%	(0.41)%[4]	(29.06)%	4.58%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$36,124	$31,342	$26,663	$52,464	$34,352	$2,075
Ratio to average net assets of:
Expenses, net of expense waivers	0.32%[5,6]	0.32%[6]	0.32%	0.32%	0.32%[6]	0.31%[5,6]
Expenses, prior to expense waivers	0.32%[5,6]	0.32%[6]	0.32%	0.32%	0.32%[6]	0.32%[5,6]
Net investment income	2.17%[5]	2.60%	2.16%	2.87%	2.52%	2.68%[5]
Portfolio turnover rate[7]	0%	5%	5%	12%	102%	3%
WisdomTree International Efficient Core Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period May 20, 2021* through June 30, 2021
Net asset value, beginning of period	$40.80	$36.36	$34.24	$30.93	$39.98	$39.43
Investment Operations:
Net investment income[1]	0.39	1.03	0.94	0.92	1.19	0.09
Net realized and unrealized gain (loss)	3.80	4.50	2.08	3.15	(9.26)	0.50
Total from investment operations	4.19	5.53	3.02	4.07	(8.07)	0.59
Dividends and distributions to shareholders:
Net investment income	(0.95)	(1.09)	(0.90)	(0.76)	(0.96)	(0.04)
Capital gains	—	—	—	—	(0.02)	—
Total dividends and distributions to shareholders	(0.95)	(1.09)	(0.90)	(0.76)	(0.98)	(0.04)
Net asset value, end of period	$44.04	$40.80	$36.36	$34.24	$30.93	$39.98
TOTAL RETURN[3]	10.29%	15.41%	8.90%	13.35%	(20.44)%	(1.50)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$446,976	$405,972	$329,019	$253,357	$75,767	$1,999
Ratio to average net assets of:
Expenses	0.26%[5,6]	0.26%[6]	0.26%	0.26%	0.26%	0.26%[5]
Net investment income	1.82%[5]	2.74%	2.70%	2.82%	3.30%	1.94%[5]
Portfolio turnover rate[7]	1%	3%	1%	5%	13%	0%

*        Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. For the periods in which the investment advisor waived advisory fees for the WisdomTree Emerging Markets Efficient Core Fund, the total return would have been lower if certain expenses had not been waived (Notes 2 and 3).

4Includes a reimbursement from the sub-advisor for an operational error. Excluding this reimbursement, total return would have been unchanged.

5Annualized.

6Does not include expenses of the underlying investment companies in which the Fund invests.

7Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

WisdomTree Trust    127

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree U.S. Efficient Core Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$50.02	$43.88	$37.09	$33.36	$40.57	$30.60
Investment Operations:
Net investment income[1]	0.32	0.58	0.50	0.45	0.42	0.41
Net realized and unrealized gain (loss)	4.92	6.15	6.79	3.73	(7.23)	9.95
Total from investment operations	5.24	6.73	7.29	4.18	(6.81)	10.36
Dividends and distributions to shareholders:
Net investment income	(0.34)	(0.59)	(0.50)	(0.45)	(0.40)	(0.37)
Capital gains	—	—	—	—	—	(0.02)
Total dividends and distributions to shareholders	(0.34)	(0.59)	(0.50)	(0.45)	(0.40)	(0.39)
Net asset value, end of period	$54.92	$50.02	$43.88	$37.09	$33.36	$40.57
TOTAL RETURN[2]	10.48%	15.41%	19.78%	12.68%	(16.95)%	34.04%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$1,276,840	$1,205,557	$1,083,908	$852,996	$695,605	$519,284
Ratio to average net assets of:
Expenses	0.20%[3,4]	0.20%[4]	0.20%	0.20%	0.20%	0.20%
Net investment income	1.20%[3]	1.25%	1.28%	1.32%	1.05%	1.12%
Portfolio turnover rate[5]	2%	15%	5%	7%	7%	9%
WisdomTree Artificial Intelligence and Innovation Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Period December 9, 2021* through June 30, 2022
Net asset value, beginning of period	$24.52	$20.90	$19.02	$15.04	$25.22
Investment Operations:
Net investment income (loss)[1]	(0.01)	0.04	0.03	0.07	0.03
Net realized and unrealized gain (loss)	5.20	3.62	1.90	3.94	(10.21)
Total from investment operations	5.19	3.66	1.93	4.01	(10.18)
Dividends and distributions to shareholders:
Net investment income	(0.53)	(0.04)	(0.03)	(0.03)	—
Capital gains	—	—	(0.02)	—	—
Total dividends and distributions to shareholders	(0.53)	(0.04)	(0.05)	(0.03)	—
Net asset value, end of period	$29.18	$24.52	$20.90	$19.02	$15.04
TOTAL RETURN[2]	21.13%	17.54%	10.15%	26.74%	(40.36)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$425,982	$210,876	$292,559	$122,673	$752
Ratio to average net assets of:
Expenses	0.45%[3,4]	0.45%[4]	0.45%	0.45%	0.45%[3]
Net investment income (loss)	(0.05)%[3]	0.17%	0.15%	0.42%	0.26%[3]
Portfolio turnover rate[5]	46%	32%	55%	26%	11%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

3Annualized.

4Does not include expenses of the underlying investment companies in which the Fund invests.

5Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

See Notes to Financial Statements.

128    WisdomTree Trust

Financial Highlights (continued) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree BioRevolution Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period June 3, 2021* through June 30, 2021
Net asset value, beginning of period	$13.46	$15.77	$17.40	$17.36	$26.65	$25.03
Investment Operations:
Net investment income[1]	0.02	0.08	0.11	0.11	0.08	(0.00)[2]
Net realized and unrealized gain (loss)	4.20	(2.28)	(1.60)	0.00 [2]	(9.34)	1.62
Total from investment operations	4.22	(2.20)	(1.49)	0.11	(9.26)	1.62
Dividends to shareholders:
Net investment income	(0.77)	(0.11)	(0.14)	(0.07)	(0.03)	—
Net asset value, end of period	$16.91	$13.46	$15.77	$17.40	$17.36	$26.65
TOTAL RETURN[3]	31.25%	(14.02)%	(8.64)%	0.61%	(34.79)%	6.47%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$2,537	$2,019	$2,366	$2,783	$4,688	$2,665
Ratio to average net assets of:
Expenses	0.45%[4,5]	0.45%[5]	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	0.31%[4]	0.52%	0.67%	0.60%	0.36%	(0.07)%[4]
Portfolio turnover rate[6]	23%	32%	15%	34%	17%	0%
WisdomTree Cloud Computing Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Year Ended June 30, 2021
Net asset value, beginning of period	$36.15	$31.61	$31.73	$28.03	$55.89	$38.96
Investment Operations:
Net investment loss[1]	(0.08)	(0.15)	(0.12)	(0.11)	(0.21)	(0.22)
Net realized and unrealized gain (loss)	(1.05)	4.69	0.00[2]	3.81	(27.65)	17.15
Total from investment operations	(1.13)	4.54	(0.12)[7]	3.70	(27.86)	16.93
Net asset value, end of period	$35.02	$36.15	$31.61	$31.73	$28.03	$55.89
TOTAL RETURN[3]	(3.13)%	14.36%	(0.38)%	13.20%	(49.85)%	43.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)	$288,947	$377,783	$490,683	$688,573	$630,651	$1,277,042
Ratio to average net assets of:
Expenses	0.45%[4,5]	0.45%[5]	0.45%	0.45%	0.45%	0.45%
Net investment loss	(0.42)%[4]	(0.42)%	(0.37)%	(0.38)%	(0.44)%	(0.44)%
Portfolio turnover rate[6]	23%	39%	32%	41%	50%	40%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.

7The total from investment operations per share does not correspond with the amount reported within the Statements of Changes due to the timing of capital share transactions of Fund shares and fluctuating market values during the fiscal year.

See Notes to Financial Statements.

WisdomTree Trust    129

Financial Highlights (concluded) WisdomTree Trust Selected data for a share of beneficial interest outstanding throughout the period is presented below:
WisdomTree Cybersecurity Fund	For the Six Months Ended December 31, 2025 (unaudited)	For the Year Ended June 30, 2025	For the Year Ended June 30, 2024	For the Year Ended June 30, 2023	For the Year Ended June 30, 2022	For the Period January 28, 2021* through June 30, 2021
Net asset value, beginning of period	$31.86	$25.10	$19.35	$17.81	$24.43	$24.17
Investment Operations:
Net investment income (loss)[1]	0.04	(0.10)	(0.03)	(0.05)	0.12	(0.01)
Net realized and unrealized gain (loss)	(4.04)	6.87	5.78	1.59	(6.63)	0.27
Total from investment operations	(4.00)	6.77	5.75	1.54	(6.51)	0.26
Dividends to shareholders:
Net investment income	—	(0.01)	—	(0.00)[2]	(0.11)	—
Net asset value, end of period	$27.86	$31.86	$25.10	$19.35	$17.81	$24.43
TOTAL RETURN[3]	(12.56)%	26.96%	29.72%	8.68%	(26.79)%	1.08%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$119,798	$135,065	$93,358	$31,930	$32,762	$26,875
Ratio to average net assets of:
Expenses	0.45%[4,5]	0.45%[5]	0.45%	0.45%	0.45%	0.45%[4]
Net investment income (loss)	0.23%[4]	(0.34)%	(0.11)%	(0.26)%	0.49%	(0.16)%[4]
Portfolio turnover rate[6]	14%	35%	34%	45%	56%	18%
WisdomTree Quantum Computing Fund	For the Period October 9, 2025* through December 31, 2025 (unaudited)
Net asset value, beginning of period	$29.79
Investment Operations:
Net investment loss[1]	(0.00)[2]
Net realized and unrealized loss	(3.93)
Total from investment operations	(3.93)
Net asset value, end of period	$25.86
TOTAL RETURN[3]	(13.19)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000’s omitted)	$16,161
Ratio to average net assets of:
Expenses	0.45%[4,5]
Net investment loss	(0.02)%[4]
Portfolio turnover rate[6]	11%

*    Commencement of operations. The commencement of operations date is considered to be the date that the Fund began trading in the secondary market.

1Based on average shares outstanding.

2Amount represents less than $0.005.

3Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized.

4Annualized.

5Does not include expenses of the underlying investment companies in which the Fund invests.

6Portfolio turnover rate is not annualized for fiscal periods less than one year and excludes the value of the portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s capital shares. Short-term securities with maturities less than or equal to 365 days are excluded from the portfolio turnover calculation.
See Notes to Financial Statements.

130    WisdomTree Trust

Notes to Financial Statements (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005 and is authorized to have multiple series of portfolios (each a “Fund”, collectively, the “Funds”). These notes relate only to the Funds listed below. In accordance with Accounting Standards Codification Topic 946, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies.

Fund	Commencement of Operations
WisdomTree Dynamic International Equity Fund (“Dynamic International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Dynamic International SmallCap Equity Fund (“Dynamic International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree True Emerging Markets Fund (“True Emerging Markets Fund”) (formerly, WisdomTree Emerging Markets ex-China Fund)	September 22, 2022
WisdomTree U.S. Corporate Bond Fund (“U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. High Yield Corporate Bond Fund (“U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree U.S. Short-Term Corporate Bond Fund (“U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Emerging Markets Efficient Core Fund (“Emerging Markets Efficient Core Fund”)	May 20, 2021
WisdomTree International Efficient Core Fund (“International Efficient Core Fund”)	May 20, 2021
WisdomTree U.S. Efficient Core Fund (“U.S. Efficient Core Fund”)	August 2, 2018
WisdomTree Artificial Intelligence and Innovation Fund (“Artificial Intelligence and Innovation Fund”)	December 9, 2021
WisdomTree BioRevolution Fund (“BioRevolution Fund”)	June 3, 2021
WisdomTree Cloud Computing Fund (“Cloud Computing Fund”)	September 6, 2019
WisdomTree Cybersecurity Fund (“Cybersecurity Fund”)	January 28, 2021
WisdomTree Quantum Computing Fund (“Quantum Computing Fund”)	October 9, 2025

Each Fund, except the Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund, seeks to track the price and yield performance, before fees and expenses, of a particular index (“Index”) developed by WisdomTree, Inc. (“WisdomTree”) or an Index developed by a third party. The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund are actively managed using a model-based approach. WisdomTree is the parent company of WisdomTree Asset Management, Inc. (“WTAM”), the investment adviser to each Fund and the Trust. “WisdomTree” is a registered trademark of WisdomTree and has been licensed for use by the Trust. Each Fund described herein is considered to be non-diversified as defined under the 1940 Act.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believe such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

Investment Valuation — The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices

WisdomTree Trust    131

Notes to Financial Statements (unaudited) (continued)

rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board” or “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued on the measurement date using an interpolated foreign exchange rate between the closest preceding and subsequent settlement period, using spot and forward rates provided by an independent pricing service provider. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

Pursuant to Board-approved valuation procedures established by the Trust and WTAM, the Board has appointed WTAM as the Funds’ valuation designee (the “Valuation Designee”) to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the Valuation Designee, WTAM has established procedures for its fair valuation of a Fund’s portfolio investments. These procedures address, among other things, determining when market quotations are not readily available or reliable and the methodologies to be used for determining the fair value of investments, as well as the use and oversight of third-party pricing services for fair valuation. The Valuation Designee is comprised of senior representatives of WTAM and reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Valuation Designee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events”. An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement — In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurement, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Valuation Designee will perform other procedures (consistent with GAAP) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

132    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; (vii) fixed income securities valued by a broker-dealer or independent pricing service provider; and (viii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which each Fund’s NAV is computed and that may materially affect the value of each Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon rate, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Valuation Designee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Valuation Designee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the six months or period ended December 31, 2025, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure — Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts as well as gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, equity futures contracts and interest rate futures contracts during the fiscal period ended December 31, 2025 and open positions in such derivatives as of December 31, 2025 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. The Funds’ derivative agreements may also contain credit-risk related contingent features which may include, but are not limited to, a threshold in the Funds’ derivative agreements on unrealized depreciation (i.e., the Funds’ obligation to the counterparty) above a specified dollar amount. If an event occurred at December 31, 2025 that triggered a contingent feature, the counterparty to the agreement may require a Fund to post collateral (or additional collateral) or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment due to a counterparty. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund, as disclosed in Note 2 — Master Netting Arrangements under the column entitled “Liabilities: Net Amount”. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of December 31, 2025, if any, is reflected as a footnote within each Fund’s Schedule of Investments. At December 31, 2025, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature.

WisdomTree Trust    133

Notes to Financial Statements (unaudited) (continued)

As of December 31, 2025, the effects of such derivative instruments on each Fund’s financial position as reflected in the Statements of Assets and Liabilities are presented in the summary below:

Fund	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Dynamic International Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	$2,138,048	Unrealized depreciation on foreign currency contracts	$7,434,736
Dynamic International SmallCap Equity Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	901,474	Unrealized depreciation on foreign currency contracts	2,976,028
True Emerging Markets Fund
Foreign currency risk	Unrealized appreciation on foreign currency contracts	—	Unrealized depreciation on foreign currency contracts	46
Emerging Markets Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	72,492
International Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	929,936
Foreign currency risk	Unrealized appreciation on foreign currency contracts	1,054	Unrealized depreciation on foreign currency contracts	—
U.S. Efficient Core Fund
Interest rate risk	Unrealized appreciation on futures contracts*	—	Unrealized depreciation on futures contracts*	2,753,451

*  Includes cumulative appreciation (depreciation) of futures contracts as reported in each Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities. Please see Note 2 (Futures Contracts) on page 138 for additional information regarding balance sheet location of balances associated with futures contracts.

134    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

For the six months or period ended December 31, 2025, the effects of derivative instruments on each applicable Fund’s financial performance as reflected in the Statements of Operations are presented in the summary below:

Fund	Amount of Realized Gain or (Loss) on Derivatives Recognized[1]	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized[2]
Dynamic International Equity Fund
Foreign currency risk	$ 7,814,702	$ (3,152,807)
Dynamic International SmallCap Equity Fund
Foreign currency risk	4,208,266	(795,939)
True Emerging Markets Fund
Foreign currency risk	(156,676)	(46)
Emerging Markets Efficient Core Fund
Foreign currency risk	1,189	(1)
Interest rate risk	469,447	(380,067)
International Efficient Core Fund
Foreign currency risk	14,841	1,054
Interest rate risk	5,951,574	(5,057,335)
U.S. Efficient Core Fund
Interest rate risk	17,110,303	(14,683,562)
Artificial Intelligence and Innovation Fund
Foreign currency risk	(49,593)	—
BioRevolution Fund
Foreign currency risk	(447)	—
Cybersecurity Fund
Foreign currency risk	(51,243)	—
Quantum Computing Fund
Foreign currency risk	(2,431)	—
[1] Realized gains (losses) on derivatives are located on the Statements of Operations as follows:
Foreign currency risk	Net realized gain (loss) from foreign currency contracts
Interest rate risk	Net realized gain (loss) from futures contracts
[2] Change in unrealized appreciation (depreciation) is located on the Statements of Operations as follows:
Foreign currency risk	Net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts
Interest rate risk	Net increase (decrease) in unrealized appreciation/depreciation from futures contracts

WisdomTree Trust    135

Notes to Financial Statements (unaudited) (continued)

During the six months or period ended December 31, 2025, the volume of derivative activity (based on the average of month-end notional balances, except where footnoted) for each Fund was as follows:

Fund	Average Notional
	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Futures contracts (long)
Dynamic International Equity Fund
Foreign currency risk	$214,813,361	$556,891,552	$ —
Dynamic International SmallCap Equity Fund
Foreign currency risk	102,985,087	267,084,101	—
True Emerging Markets Fund
Foreign currency risk	—	6,155	—
Emerging Markets Efficient Core Fund
Foreign currency risk	—	2,134	—
Interest rate risk	—	—	20,064,946
International Efficient Core Fund
Foreign currency risk	—	112,966	—
Interest rate risk	—	—	250,359,041
U.S. Efficient Core Fund
Interest rate risk	—	—	717,175,101
Artificial Intelligence and Innovation Fund
Foreign currency risk	—	6,221	—
BioRevolution Fund
Foreign currency risk	13,441	4,761	—
Cybersecurity Fund
Foreign currency risk	1,041,102	385,048	—
Quantum Computing Fund
Foreign currency risk	115,960	13,093	—

Investment Transactions and Investment Income — Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (less foreign taxes withheld, if any) is recognized on the ex-dividend date or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized on the ex-dividend date, or, with respect to foreign dividends, as soon as practicable after the existence of a dividend declaration has been determined, at the fair value of securities to be received. Upon notification from real estate investment trust (“REIT”) issuers or as estimated by management, all or a portion of the dividend income received from a REIT may be redesignated as a reduction of cost of the related investment and/or as a realized gain. On each measurement date, the Funds evaluate the collectability of receivable balances. Generally, the Funds will write-off dividend receivable balances that are canceled by the issuer as of the date that the dividend receivable cancellation notification was publicly made available or when it becomes probable that dividends will not be collected and the amount of uncollectable dividends can be reasonably estimated. Interest income (including amortization of premiums and accretion of discounts), less any foreign taxes withheld, is accrued daily. Generally, the Funds will write-off interest receivable balances in default by the issuer as of the date any applicable interest payment grace period or forbearance period expires or as of the date any interest payment cancellation notification was publicly made available or when it becomes probable that interest will not be collected and the amount of uncollectable interest can be reasonably estimated. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e., securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

As of December 31, 2025, dividend payments denominated in Russian rubles from certain sanctioned Russian issuers were held in restricted foreign cash accounts by the Fund’s custodian on behalf of the Emerging Markets Efficient Core Fund. Under sanctions imposed by the United States (“U.S.”) and the European Union (“E.U.”) against Russia and certain Russian issuers pertaining to Russia’s invasion of Ukraine, payments (such as dividend payments or interest payments) made by sanctioned issuers to entities domiciled in the U.S., such as the Funds, or E.U. are restricted from withdrawal or use and there is no assurance these sanctioned

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payments will be ultimately collected by the Funds. As a result of U.S. sanctions in place against Russia and certain Russian issuers and significant uncertainty as to whether these sanctions will be removed or lifted, the Funds have not recognized these Russian dividend payments.

Foreign Taxes — The Funds may be subject to foreign taxes (a portion of which may be reclaimable or refundable) on foreign income or capital gains on investment transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and tax rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are accrued and applied to foreign income as the foreign income is earned and are reflected on the Statements of Operations as follows: foreign taxes withheld on dividends are presented as a reduction to investment income in “Less: Foreign withholding taxes on dividends”, foreign taxes on capital gains from investment transactions, if any, are included in “Net realized gain (loss) from investment transactions”, and deferred foreign taxes on net unrealized appreciation on investments, if any, are included in “Net increase (decrease) in unrealized appreciation/depreciation on investment transactions”. Foreign taxes payable or deferred as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Payables: Foreign capital gains tax”.

In certain foreign jurisdictions, when the Funds incur subsequent capital losses on investment transactions that occurred during the tax year in the applicable foreign jurisdiction, the Funds may be entitled to a refund on any foreign taxes paid on previous capital gain investment transactions that occurred during the tax year of the applicable foreign jurisdiction. Foreign capital gain tax refunds on investment transactions are included in “Net realized gain (loss) from investment transactions” on the Statements of Operations and foreign capital gain tax refunds that remain unpaid as of December 31, 2025, if any, are disclosed in the Statements of Assets and Liabilities in “Receivables: Foreign capital gains tax refund”.

The Funds file foreign tax reclaims in certain foreign jurisdictions to recover a portion of amounts previously withheld on dividend income if the tax reclaim is “more likely than not” to be sustained assuming examination by tax authorities. This determination is based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Foreign tax reclaims recorded relating to current fiscal year investment income are included in the Statements of Operations as a reduction to the balance shown for “Foreign withholding taxes on dividends” and foreign tax reclaims recorded, but not yet received as of December 31, 2025, if any, are shown on the Statements of Assets and Liabilities in “Receivables: Foreign tax reclaims”.

Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM. Realized and unrealized foreign exchange gains and losses on investments are included as a component of “net realized gain (loss) from investment transactions” and “net increase (decrease) in unrealized appreciation/depreciation from investment transactions”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses from foreign currency contracts are included in “net realized gain (loss) from foreign currency contracts” and “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts”, respectively, on the Statements of Operations. Realized and unrealized foreign exchange gains or losses arising from sales of foreign currencies, currency gains or losses recognized between the trade and settlement dates on investment transactions, and the difference between the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid are included in “net realized gain (loss) from foreign currency related transactions” and/or “net increase (decrease) in unrealized appreciation/depreciation from translation of assets and liabilities denominated in foreign currencies” in the Statements of Operations. Certain foreign exchange gains and losses included in realized and unrealized gains or losses are included in, or are a reduction of, ordinary income in accordance with U.S. Federal income tax regulations.

Expenses — Under the investment advisory agreement for each Fund, WTAM has agreed to pay all expenses of the Trust, except for: (i) brokerage expenses and other fees, charges, taxes, levies or expenses (such as stamp taxes) incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (including without limitation any fees, charges, taxes, levies or expenses related to the purchase or sale of an amount of any currency, or the patriation or repatriation of any security or other asset, related to the execution of portfolio transactions or any creation or redemption transactions); (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of trustees who are not interested persons of the Funds (“Independent Trustees”); (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s Chief Compliance Officer (“CCO”); (vi) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (viii) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes); (ix) fees and expenses related to the provision of securities lending services; and (x) the advisory fee payable to WTAM.

Acquired fund fees and expenses (“AFFEs”) (which are fees and expenses incurred indirectly by a Fund through its investments in certain underlying investment companies) are not operating expenses of the Funds and are not paid by WTAM.

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Notes to Financial Statements (unaudited) (continued)

Pursuant to a separate contractual arrangement, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees. WTAM receives a fee, as shown on the Statements of Operations under “Service fees”, of up to 0.0044% per annum of each Fund’s average daily net assets for providing such services and paying such expenses. WTAM provides CCO services to the Trust.

Foreign Currency Contracts — The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against currency exposures of the Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes. During the fiscal period ended December 31, 2025, the Funds, except for the Currency Hedged Equity Funds, utilized foreign currency contracts primarily to facilitate foreign security settlements. The Currency Hedged Equity Funds utilized foreign currency contracts primarily to dynamically offset applicable international currency exposure from positions in international equities. A foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A foreign currency contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades.

Risks may arise upon entering into foreign currency contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open foreign currency contracts are recorded for book purposes as unrealized gains or losses on foreign currency contracts by the Funds and are included in “net increase (decrease) in unrealized appreciation/depreciation from foreign currency contracts” on the Statements of Operations. Realized gains and losses on foreign currency contracts include net gains or losses recognized by the Funds on contracts which have settled and are included in “net realized gain (loss) from foreign currency contracts” on the Statements of Operations.

Futures Contracts — The Emerging Markets Efficient Core Fund, International Efficient Core Fund and U.S. Efficient Core Fund each utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with their investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency, equity, digital asset or U.S. Treasury security, collectively herein, “Reference Asset”) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified Reference Asset at a future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. A Fund may also cash settle upon the expiration date of a futures contract in which no physical delivery (or receipt) of the specified Reference Asset comprising the futures contract is made. Instead, settlement in cash would occur upon the expiration of the contract, with the cash settlement being the difference between the contract price and the actual price of the specified Reference Asset at the expiration date. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or U.S. government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Cash deposited as initial margin, if any, is shown as “Deposits at broker for futures contracts” in the Statements of Assets and Liabilities, and U.S. government securities deposited, if any, are designated in the Schedule of Investments. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts, variation margin payments may be made or received when the futures contract expires. Variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the unrealized net gain or loss is reclassified to realized gain or loss on futures. The current one-day variation margin on open futures contracts, and the current accumulated variation margin on certain futures contracts that are received or paid when the futures contract expires, is shown on the Statements of Assets and Liabilities as either a receivable or a payable for “Net variation margin on futures contracts”. The variation margin that has been received or paid by the Funds, that is on deposit with the broker, on both open and closed futures contracts, are shown in the Statements of Assets and Liabilities, in whole or in part, as a component of, or an offset to, “Deposits at broker for futures contracts” or “Deposits due to broker for future contracts”. Deposits at broker utilized for futures contract margin requirements generally are restricted from withdrawal. The Funds have adopted a derivatives risk management program pursuant to Rule 18f-4 under the 1940 Act to assess and manage the Funds’ derivatives risk. Rule 18f-4 limits the amount of derivatives a fund can enter into and replaces the asset segregation framework previously used by the Funds to comply with Section 18 of the 1940 Act.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all

138    WisdomTree Trust

Notes to Financial Statements (unaudited) (continued)

times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. The values of the investments of cash collateral for securities on loan along with the obligations to return such collateral are included on the Statements of Assets and Liabilities. The total value of securities received as collateral for securities on loan is included in a footnote following each Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. As compensation for lending its securities, each Fund retains all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower (net of any fee rebates paid to the borrower). The lending agent receives a portion of the income earned by the Funds in connection with the lending program. The net securities lending income earned by the Funds is disclosed on the Statements of Operations. The gross securities lending income earned by the Funds from the investment of securities lending cash collateral in a money market fund affiliated with WisdomTree Trust is shown in “Securities lending income, net” and disclosed parenthetically on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

Master Netting Arrangements — Codification Topic 210 (“ASC 210”), Balance Sheet, requires disclosures generally intended to (i) help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position, (ii) improve transparency in the reporting of how companies mitigate credit risk, and (iii) facilitate comparisons between those entities that prepare their financial statements on the basis of GAAP and those entities that prepare their financial statements on the basis of international financial reporting standards. ASC 210 requires entities to disclose (i) gross and net information about both instruments and transactions eligible for offset in the financial statements, and (ii) instruments and transactions subject to an agreement similar to a master netting agreement. ASC 210 is limited in scope to the following financial instruments, to the extent they are offset in the financial statements or subject to an enforceable master netting arrangement or similar agreement: (i) recognized derivative instruments accounted for under ASC 815 (Derivatives and Hedging); (ii) repurchase agreements and reverse repurchase agreements; and (iii) securities borrowing and securities lending transactions.

In order to better define its contractual rights and to secure rights that will help a Fund mitigate its counterparty risk, a Fund enters into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs over-the-counter (“OTC”) derivatives, such as foreign currency contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting) or similar event, including the bankruptcy or insolvency of the counterparty.

Collateral requirements generally differ by type of derivative. Collateral terms are contract-specific for OTC derivatives (e.g., foreign currency contracts, options and certain swaps). To the extent amounts due to a Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from a counterparty’s non-performance.

The Funds’ securities lending activities are governed by a Securities Lending Authorization Agreement (“Lending Agreement”) between the Funds and the lending agent. The Lending Agreement authorizes the lending agent to lend qualifying U.S. and foreign securities held by a Fund to approved borrowers (each a “Borrower”). To mitigate borrower risk, a Fund typically receives from a Borrower collateral in the form of U.S. dollar cash and/or securities issued or guaranteed by the U.S. government or its agencies in excess of the market value of the securities loaned. Under the provisions of the Lending Agreement, a Fund shall have, as to the collateral, all of the rights and remedies of a secured party under applicable law. A Fund is exposed to risk of loss if a Borrower defaults on its obligation to return borrowed securities and the value of the collateral a Fund received is insufficient to cover the market value of the securities loaned. Also, the lending agent is permitted to invest the cash collateral it receives from a Borrower into a money market fund which is subject to market fluctuation. Therefore, a Fund is exposed to risk of loss if the value of invested cash collateral is insufficient to satisfy the Fund’s obligation to return the full amount owed to such Borrower. However, in the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower if the value of the collateral received is insufficient to cover the market value of the securities loaned.

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Notes to Financial Statements (unaudited) (continued)

Each Fund’s futures contracts are all exchange traded and are not subject to master netting arrangements. Therefore, all futures contracts are excluded from the netting table.

For financial reporting purposes, the Funds elect to not offset assets and liabilities subject to an ISDA Master Agreement or Lending Agreement, if any, in the Statements of Assets and Liabilities. Therefore, all qualifying transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of December 31, 2025, the impact of netting of assets and liabilities and the offsetting of collateral pledged or received based on contractual netting/set-off provisions in the ISDA Master Agreement and the Lending Agreement are detailed in the following table:

Fund	Assets				Liabilities
	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount	Gross Amounts in the Statements of Assets and Liabilities	Gross Amounts Not Offset in the Statements of Assets and Liabilities		Net Amount
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Posted
Dynamic International Equity Fund
Securities Lending	$ 12,047,637	$ —	$(12,047,637)[1]	$ —	$ —	$ —	$—	$ —
Foreign Currency Contracts	2,138,048	(2,138,048)	—	—	7,434,736	(2,138,048)	—	5,296,688
Dynamic International SmallCap Equity Fund
Securities Lending	16,602,971	—	(16,602,971)[1]	—	—	—	—	—
Foreign Currency Contracts	901,474	(901,411)	—	63	2,976,028	(901,411)	—	2,074,617
True Emerging Markets Fund
Securities Lending	1,333,802	—	(1,333,802)[1]	—	—	—	—	—
Foreign Currency Contracts	—	—	—	—	46	—	—	46
U.S. Corporate Bond Fund
Securities Lending	1,030,360	—	(1,030,360)[1]	—	—	—	—	—
U.S. High Yield Corporate Bond Fund
Securities Lending	21,551,715	—	(21,551,715)[1]	—	—	—	—	—
U.S. Short-Term Corporate Bond Fund
Securities Lending	2,049,601	—	(2,049,601)[1]	—	—	—	—	—
Emerging Markets Efficient Core Fund
Securities Lending	295,429	—	(295,429)[1]	—	—	—	—	—
International Efficient Core Fund
Securities Lending	884,803	—	(884,803)[1]	—	—	—	—	—
Foreign Currency Contracts	1,054	—	—	1,054	—	—	—	—
U.S. Efficient Core Fund
Securities Lending	7,033,469	—	(7,033,469)[1]	—	—	—	—	—
Artificial Intelligence and Innovation Fund
Securities Lending	2,379,147	—	(2,379,147)[1]	—	—	—	—	—
BioRevolution Fund
Securities Lending	594,124	—	(594,124)[1]	—	—	—	—	—
Cloud Computing Fund
Securities Lending	11,065,162	—	(11,065,162)[1]	—	—	—	—	—
Cybersecurity Fund
Securities Lending	9,146,001	—	(9,146,001)[1]	—	—	—	—	—
Quantum Computing Fund
Securities Lending	1,232,651	—	(1,232,651)[1]	—	—	—	—	—
[1] The amount of collateral presented has been limited such that the net amount by counterparty cannot be less than zero.

Short-Term Investments — Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

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Notes to Financial Statements (unaudited) (continued)

Emerging Markets Investments — Investments in securities listed and traded in emerging markets are subject to additional risks that may not be present for U.S. investments or investments in more developed non-U.S. markets. Such risks may include: (i) greater market volatility; (ii) lower trading volume; (iii) greater social, political and economic uncertainty; (iv) governmental controls on foreign investments and limitations on repatriation of invested capital; (v) the risk that companies may be held to lower disclosure, corporate governance, auditing and financial reporting standards than companies in more developed markets; and (vi) the risk that there may be less protection of property rights than in other countries. Emerging markets are generally less liquid and less efficient than developed securities markets.

Tax Information and Dividends and Distributions to Shareholders — It is each Fund’s policy to comply with all requirements of the Internal Revenue Code of 1986, as amended (the “Code”). A portion of the Code, known as subchapter M (“Subchapter M”), addresses the ways by which investment companies and investment trusts may pass income through to shareholders in order to avoid double taxation. Each Fund intends to qualify for and to elect treatment as a separate Regulated Investment Company (“RIC”) under Subchapter M of the Code so that it will not be subject to federal income tax on income and gains that are timely distributed to Fund shareholders. Accordingly, no provision for U.S. federal income taxes is required. In order to qualify for the special tax treatment accorded to RICs and their shareholders, each Fund must, among other things, distribute with respect to each taxable year an amount equal to or greater than the sum of 90% of its investment company taxable income and 90% of its net tax-exempt interest income. There can be no guarantee that a Fund will pay dividends. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Each Fund may occasionally be required to make supplemental distributions at some other time during the year. The Trust reserves the right to declare special distributions if, in its reasonable discretion, such action is necessary or advisable to preserve the status of each Fund as a RIC or to avoid imposition of income or excise taxes on undistributed income. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with the requirements of the Code and the U.S. Treasury regulations (i.e., tax basis) which may differ to amounts determined under GAAP (i.e., book basis). These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions that exceed earnings and profit for tax purposes are reported for tax purposes as a return of capital.

3. ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

WTAM has overall responsibility for the general management and administration of the Trust. WTAM provides an investment program for each Fund. WTAM has arranged for Mellon Investments Corporation (“Mellon”) to provide sub-advisory services to the Funds, except for U.S. Corporate Bond Fund, U.S. High Yield Corporate Bond Fund and U.S. Short-Term Corporate Bond Fund which are sub-advised by Voya Investment Management Co., LLC (“Voya IM”). Mellon and Voya IM are compensated by WTAM at no additional cost to the Funds. WTAM also arranges for transfer agency, custody, fund accounting, fund administration, securities lending and all other non-distribution related services necessary for the Funds to operate, which are generally under separate agreements entered into between the Trust on behalf of the Funds and the applicable service provider. Under the investment advisory agreement for each Fund, WTAM agrees to pay all expenses of the Funds, except for certain expenses described in Note 2.

Pursuant to a separate contractual arrangement, as also described in Note 2, WTAM arranges for the provision of CCO services with respect to each Fund, and is liable and responsible for, and administers, payments to the CCO, the Independent Trustees and counsel to the Independent Trustees in exchange for a fee, accrued daily and paid monthly in arrears, of up to 0.0044% per annum of each Fund’s average daily net assets.

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Notes to Financial Statements (unaudited) (continued)

WTAM expects to receive annual advisory fees from each Fund, based on a percentage of the Fund’s average daily net assets as shown in the following table:

Fund	Advisory Fee Rate
Dynamic International Equity Fund	0.40%
Dynamic International SmallCap Equity Fund	0.48%
True Emerging Markets Fund	0.32%
U.S. Corporate Bond Fund	0.18%
U.S. High Yield Corporate Bond Fund	0.38%
U.S. Short-Term Corporate Bond Fund	0.18%
Emerging Markets Efficient Core Fund	0.32%
International Efficient Core Fund	0.26%
U.S. Efficient Core Fund	0.20%
Artificial Intelligence and Innovation Fund	0.45%
BioRevolution Fund	0.45%
Cloud Computing Fund	0.45%
Cybersecurity Fund	0.45%
Quantum Computing Fund	0.45%

Affiliated holdings are investments in entities in which the Fund owns 5% or more of the outstanding voting securities or are investments in entities which are under common ownership or control. Transactions in shares of affiliated ETFs for the fiscal period ended December 31, 2025, as applicable, are included in an “Investment in Affiliates” supplementary table in each applicable Fund’s Schedule of Investments. For these transactions, WTAM voluntarily waives a portion of its advisory fees, that it would otherwise charge, for each Fund’s investment in affiliated funds. The waivers may be reduced to offset the incremental costs related to these investments (e.g., fund accounting, safekeeping, transaction fees, etc.) that are paid by WTAM out of its advisory fee. The dollar amount of advisory fees waived during the period for the Funds, if any, are included in the Statements of Operations in “Expense waivers”.

As of March 11, 2025 (the “Effective Date”), WTAM has contractually agreed to waive a portion of its advisory fee associated with investments of cash collateral from securities lending in the WisdomTree Treasury Money Market Digital Fund (the “Digital Money Fund”), a series of WisdomTree Digital Trust, which is managed by WisdomTree Digital Management, Inc., a registered investment adviser and affiliate of WTAM. WTAM has agreed to reduce its advisory fee to be paid by a Fund for that portion of the Fund’s assets invested in the Digital Money Fund by the amount necessary to reduce the net expense ratio of the Digital Money Fund, currently 0.25% of net assets per annum, to an effective rate of 0.09% of net assets per annum. The initial term of this agreement is one year from the Effective Date. Thereafter, the agreement will automatically be renewed for one-year terms unless earlier terminated by the Board of the Trust or WTAM. The dollar amount of contractual fee waivers are included in “Expense waivers — contractual” on the Statements of Operations.

During the six months ended December 31, 2025, certain Funds engaged in purchase and sale transactions with funds that have a common investment adviser, WTAM. These interfund purchase and sale transactions were effected in accordance with Rule 17a-7 under the 1940 Act. For the six months ended December 31, 2025, the cost of purchases, proceeds from sales and the net realized gain or loss recognized upon the disposal of securities resulting from interfund transactions are shown in the following table:

Fund	Purchases	Sales	Net Realized Gain/(Loss)
Dynamic International Equity Fund	$66,030,731	$40,628,291	$137,871
Dynamic International SmallCap Equity Fund	15,441,931	13,289,432	(35,274)

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Notes to Financial Statements (unaudited) (continued)

WTAM and/or WisdomTree (collectively herein, “WT”) may from time to time own shares of a Fund. As of and for the six months ended December 31, 2025, WT held shares of and received distributions from the following Funds, which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	At December 31, 2025		For the Six Months Ended December 31, 2025
	Fund Shares held by WT	Market Value of Fund Shares held by WT	Dividends and Distributions paid to WT on Fund Shares held by WT
Dynamic International Equity Fund	1,418	$61,740	$431
U.S. High Yield Corporate Bond Fund	399	18,530	588
U.S. Short-Term Corporate Bond Fund	302	14,794	331
Emerging Markets Efficient Core Fund	81	3,056	76
International Efficient Core Fund	164	7,231	155
U.S. Efficient Core Fund	349	19,129	118
Artificial Intelligence and Innovation Fund	268	7,810	141
BioRevolution Fund	1	17	1
Cloud Computing Fund	128	4,481	—
Cybersecurity Fund	169	4,707	—

4. CAPITAL SHARE TRANSACTIONS

As of December 31, 2025, there were an unlimited number of $0.001 par value shares of beneficial interest authorized by the Trust. Shares are issued and redeemed by each Fund only in creation units or multiples thereof to an authorized participant (“AP”). Except when aggregated in creation units (“Creation Unit Aggregations”), shares of each Fund are not redeemable. Transactions in shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets. The consideration for the purchase of creation units of a Fund generally consists of the in-kind contribution of a basket of securities (“Deposit Securities”) and/or an amount of cash (“Cash Component”). Creation Unit Aggregations may be created in advance of receipt by a Fund of all or a portion of the applicable Deposit Securities from APs. In these circumstances, the initial deposit received from the AP will have a value greater than the NAV of the applicable Fund’s shares on the date the order is placed in proper form since, in addition to available Deposit Securities, U.S. cash must be deposited by the AP in an amount equal to the sum of (i) the Cash Component, plus (ii) generally between 102% and 110%, as directed by the Trust or WTAM, which the Trust or WTAM may change from time to time, of the market value of the undelivered Deposit Securities (the “Additional Cash Deposit”) with the Fund pending delivery of any missing Deposit Securities. The Fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received from the AP or purchased by the Fund. Amounts due to be returned to an AP as of December 31, 2025, if any, is shown in the Statements of Assets and Liabilities in “Payables: Deposit due to authorized participant”. In certain cases where an AP does not have a basket security readily available or may not transact is such basket security, an AP may request to settle an in-kind creation order with cash in lieu of the basket security. Amounts due from an AP as of December 31, 2025 with respect to such activity, if any, is shown in the Statements of Assets and Liabilities in “Receivables: Deposit due from authorized participant”.

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Notes to Financial Statements (unaudited) (continued)

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding purchases and sales resulting from in-kind capital share transactions and short-term investments) and the cost of purchases and the proceeds from sales resulting from in-kind capital share transactions (excluding short-term investments) for the six months or period ended December 31, 2025 are shown in the following table. Realized gains and losses on sales resulting from in-kind capital share redemptions, as shown on the Statements of Operations, are not recognized by the Funds for tax purposes.

Fund	Non-U.S. Government Securities		U.S. Government Securities		In-kind Capital Share Transactions
	Purchases	Sales	Purchases	Sales	Purchases	Sales
Dynamic International Equity Fund	$299,965,249	$257,275,107	$ —	$ —	$322,294,051	$ 14,489,315
Dynamic International SmallCap Equity Fund	182,661,124	161,042,411	—	—	45,478,430	96,312,237
True Emerging Markets Fund	53,049,814	62,887,792	—	—	1,407,515	—
U.S. Corporate Bond Fund	156,739	595,187	17,192	17,206	—	—
U.S. High Yield Corporate Bond Fund	98,773,234	97,712,665	—	—	4,570,452	—
U.S. Short-Term Corporate Bond Fund	6,100,825	6,557,029	—	—	4,824,150	4,721,633
Emerging Markets Efficient Core Fund	116,460	609,647	—	—	—	—
International Efficient Core Fund	5,498,165	4,762,731	—	—	5,361,613	—
U.S. Efficient Core Fund	26,175,227	32,330,577	—	—	12,136,239	52,620,716
Artificial Intelligence and Innovation Fund	169,364,261	160,445,519	—	—	279,246,130	123,045,798
BioRevolution Fund	538,666	649,705	—	—	—	—
Cloud Computing Fund	75,994,716	76,810,100	—	—	85,496,960	162,850,581
Cybersecurity Fund	19,178,835	18,697,869	—	—	18,797,196	18,028,994
Quantum Computing Fund[1]	2,259,092	910,477	—	—	16,371,793	—
[1] For the period October 9, 2025 (commencement of operations) through December 31, 2025.

6. FEDERAL INCOME TAXES

At December 31, 2025, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Investments in Long Securities				Investments in Financial Derivatives[1]
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic International Equity Fund	$910,264,017	$204,335,659	$(15,121,017)	$189,214,642	$—	$(48,589)	$(48,589)	$189,166,053
Dynamic International SmallCap Equity Fund	372,355,051	79,995,218	(9,886,768)	70,108,450	—	(43,006)	(43,006)	70,065,444
True Emerging Markets Fund	75,928,981	12,269,412	(2,261,608)	10,007,804	—	(7)	(7)	10,007,797
U.S. Corporate Bond Fund	18,008,865	349,560	(360,656)	(11,096)	—	—	—	(11,096)
U.S. High Yield Corporate Bond Fund	198,480,680	4,639,673	(354,299)	4,285,374	—	—	—	4,285,374
U.S. Short-Term Corporate Bond Fund	47,840,620	757,427	(10,196)	747,231	—	—	—	747,231
Emerging Markets Efficient Core Fund	28,098,545	11,609,019	(3,705,402)	7,903,617	—	—	—	7,903,617
International Efficient Core Fund	320,070,865	132,302,516	(11,244,330)	121,058,186	25	—	25	121,058,211
U.S. Efficient Core Fund	816,415,675	462,555,642	(15,050,316)	447,505,326	—	—	—	447,505,326
Artificial Intelligence and Innovation Fund	357,115,966	77,411,852	(6,052,351)	71,359,501	—	—	—	71,359,501
BioRevolution Fund	2,519,553	496,286	(304,737)	191,549	—	—	—	191,549
Cloud Computing Fund	389,838,507	4,178,964	(102,312,229)	(98,133,265)	—	—	—	(98,133,265)
Cybersecurity Fund	126,777,081	14,887,778	(19,504,836)	(4,617,058)	—	—	—	(4,617,058)
Quantum Computing Fund	18,602,405	466,002	(1,632,986)	(1,166,984)	—	—	—	(1,166,984)

[1] Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain and loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(depreciation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

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Notes to Financial Statements (unaudited) (continued)

GAAP provides guidance on tax provisions that prescribe a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. As of and during the fiscal period ended December 31, 2025, the Funds did not have any liabilities for unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in the future. If applicable, the Funds will recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in “Other” expenses on the Statements of Operations. The Funds file tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended December 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Funds invest, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which each Fund invests.

As a result of several European Court of Justice (“ECJ”) court cases in certain countries across the European Union (“EU”), certain Funds have filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“ECJ tax reclaims”). These additional filings are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. Income recognized, if any, for ECJ tax reclaims is reflected as “Other income” in the Statements of Operations and the cost to file these additional ECJ tax reclaims is reflected as “Other fees” in the Statements of Operations. When the ECJ tax reclaim is not “more likely than not” to be sustained assuming examination by tax authorities due to the uncertainty that exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these ECJ tax reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, ECJ tax reclaims received by the Funds, if any, reduce the amounts of foreign taxes Fund shareholders can use as tax credits in their individual income tax returns. In the event that ECJ tax reclaims received by a Fund during the fiscal year exceed foreign withholding taxes paid, and a Fund previously passed foreign tax credits on to its shareholders, a Fund must either amend historic tax reporting to shareholders or enter into a closing agreement with the Internal Revenue Service in order to pay the associated tax liability on behalf of the respective Fund’s shareholders. During the fiscal period ended December 31, 2025, the ECJ tax reclaims received by the Funds, if any, did not exceed the foreign withholding taxes of the respective Funds.

7. OPERATING SEGMENTS

Each Fund in the Trust operates in one segment. The segment derives its revenues from each Fund’s investments made in accordance with the defined investment strategy of each Fund, as prescribed in the Trust’s prospectus. The accounting policies are the same as those described in Note 2 - Significant Accounting Policies. The Chief Operating Decision Maker (“CODM”) is the President of the Trust. The CODM monitors the operating results of each Fund. The financial information the CODM leverages to assess the segment’s performance and to make decisions for each Fund’s single segment, is consistent with that presented with each Fund’s financial statements.

8. RECENT ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”) which enhance income tax disclosures, including amendments that require greater disaggregation of disclosures related to income taxes paid by jurisdiction. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of the ASU 2023-09 on the Trust’s financial statements.

9. SUBSEQUENT EVENTS

WTAM has evaluated all subsequent transactions and events through the date on which these financial statements were issued and has determined that no additional items require disclosure in these financial statements.

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Notes to Financial Statements (unaudited) (concluded)

10. ADDITIONAL INFORMATION

The value of a Fund’s investments may be adversely affected by recent and current events occurring outside of the United States,including those affecting foreign markets (including extreme volatility, depressed valuations, and decreased liquidity), significant geopolitical events (including armed conflicts, terror attacks, and disruptions to foreign economic and trade relationships), and public health emergencies (including pandemics such as the COVID-19 pandemic), among other events. For example, ongoing armed conflicts between Russia and Ukraine in Europe and among Israel, Hamas and other militant groups in the Middle East,and related sanctions and trading restrictions have caused significant market disruptions and volatility within the markets in Russia, Europe, the Middle East and the United States. Similarly, the policy agenda of the new U.S. administration has introduced heightened risks, including economic policy and market risks with the imposition of significant tariffs and other trade-related initiatives that have disrupted, and could continue to disrupt, markets globally. Trade disputes and retaliatory actions, such as embargoes and other trade limitations, may reduce the profitability of companies in which the Funds invest, lead to a significant reduction in international trade, and adversely affect the growth of the global economy. Trade disputes may also increase currency exchange rate volatility, which can adversely affect the prices of certain of Fund investments and the ability of certain Funds to hedge their currency risk, and negatively affect investor confidence in the markets generally and investment growth and could contribute to volatility or overall declines in the U.S. and global investment markets. While the aggregate effect of these policies is unknown, initially they appear to be escalating tensions between the United States and certain subject countries, as well as globally, and increasing volatility in the markets generally. The extent and duration of these conflicts, policy initiatives, and tensions are impossible to predict, and they could continue to result in significant market disruptions, including with respect to certain industries or sectors, such as the oil and natural gas markets, and may negatively affect global supply chains, inflation and global growth. These conflicts, policy initiatives, and tensions could adversely affect the value of certain Fund investments, as well as aFund’s performance and liquidity, even if the Fund does not have direct investment exposure to a country involved in a particularconflict or industry directly affected by trade restrictions.

Additional Information (unaudited)

Item 8 of Form N-CSRS: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9 of Form N-CSRS: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10 of Form N-CSRS: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Name of Trustee	Board Compensation
Interest Trustee
Jonathan Steinberg	$ —
Independent Trustees
David G. Chrencik	207,384
Joel Goldberg	216,810
Melinda Raso Kirstein	207,384
Phillip Goff	188,531
Toni Massaro	197,957
Victor Ugolyn	282,796

Item 11 of Form N-CSRS: Statement Regarding Basis for Approval of Investment Advisory and Sub-Advisory Contracts.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya” and together with “Mellon”, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the

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Additional Information (unaudited) (continued)

Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board’s approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds’ Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the passive and actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Additional Information (unaudited) (continued)

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*    *    *    *    *    *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

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Additional Information (unaudited) (continued)

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Quantum Computing Fund (the “Quantum Computing Fund”) and the WisdomTree Efficient Long/Short U.S. Equity Fund (the “Efficient Long/Short U.S. Equity Fund”, each a “Fund” and together the “Funds”)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 and December 8-9, 2025, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the sub-advisory agreements (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Quantum Computing Fund and Newton Investment Management North America, LLC will coordinate the investment and reinvestment of the assets of the Efficient Long/Short U.S. Equity Fund. (“Newton” and together with Mellon, the “Sub-Advisers”).

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Quantum Computing Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”), on June 4, 2025, and regarding Efficient Long/Short U.S. Equity Fund proposed investment objective and principal investment strategies and risks at a meeting of the Investment Committee on September 22, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. It was noted that the Quantum Computing Fund would be passively managed. and that the Efficient Long/Short U.S. Equity Fund will be actively managed using a model-based approach.

The Board noted: (i) that Mellon is recognized as a leader in index fund management; (ii) that Mellon manages a number of passive funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Mellon Funds. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Quantum Computing Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, continued understanding of and desire to be a part of the WisdomTree business, and their track record.

The Board noted that Newton is a leading investment manager with a strong reputation in the industry. The Board considered WTAM’s rationale for recommending Newton to manage the Efficient Long/Short U.S. Equity Fund. In particular, the Board noted WTAM’s emphasis on Newton’s high quality of service that has been delivered to the existing WTAM funds they manage, including WTAM’s existing alternative funds, and Newton’s continued understanding of and desire to be a part of the WisdomTree business.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s and the Sub-Advisers’ industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Funds.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, each Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Additional Information (unaudited) (concluded)

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreements are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Advisers. The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers by each Fund in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees will be paid by WTAM (out of the fee paid to WTAM by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Advisers, including the role of Mellon in making investment recommendations with respect to the Quantum Computing Fund, which tracks an index pursuant to a rules-based methodology, with oversight by WTAM to ensure compliance with such rules, as well as the role of Newton in making investment recommendations with respect to the Efficient Long/Short U.S. Equity Fund, with oversight by WTAM. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes minimum fees (such as those to the Sub-Advisers), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Advisers supported the Board’s approval of the Agreements. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to Efficient Long/Short U.S. Equity Fund, that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models.

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the applicable Fund in connection with future renewals.

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In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

The WisdomTree Funds are exchange traded funds (“ETFs”) registered with the United States Securities and Exchange Commission as separate series (“Funds”) of WisdomTree Trust (“Trust”). WisdomTree Asset Management, Inc., a wholly owned subsidiary of WisdomTree, Inc., serves as the investment adviser to the Trust. None of the WisdomTree entities are affiliated with Foreside Fund Services, LLC, the Funds’ distributor. WisdomTree, Inc., its affiliates and their independent providers are not liable for any informational errors, incompleteness, delays, or for any actions taken in reliance on information contained herein.

There are risks associated with investing including possible loss of principal. Foreign investing involves special risks, such as risk of loss from currency fluctuation or political or economic uncertainty. Investments in real estate involve additional special risks, such as credit risk, interest rate fluctuations and the effect of varied economic conditions. Funds that focus their investments in one country or region may be significantly impacted by events and developments associated with the region which can adversely affect performance. Funds focusing on a single sector and/or smaller companies generally experience greater price volatility. Investments in emerging, offshore or frontier markets are generally less liquid and less efficient than investments in developed markets and are subject to additional risks, such as risks of adverse governmental regulation and intervention or political developments. Fixed income investments are subject to interest rate risk; their value will normally decline as interest rates rise. In addition, when interest rates fall income may decline. Fixed income investments are also subject to credit risk, the risk that the issuer of a bond will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. High-yield or “junk” bonds have lower credit ratings and involve a greater risk to principal. While the fixed income funds attempt to limit credit and counterparty exposure, the value of an investment in the Funds may change quickly and without warning in response to issuer or counterparty defaults and changes in the credit ratings of the Fund’s portfolio investments. Investments in currency involve additional special risks, such as credit risk and interest rate fluctuations. Derivative investments can be volatile and these investments may be less liquid than other securities, and more sensitive to the effect of varied economic conditions. As these Funds can have a high concentration in some issuers the Funds can be adversely impacted by changes affecting such issuers. Due to the investment strategy of certain Funds they may make higher capital gain distributions than other ETFs. Please read the Fund’s prospectus for specific details regarding the Fund’s risk profile.

Indexes are unmanaged and you cannot invest directly in an index.

Transactions in Fund shares will result in brokerage commissions and will generate tax consequences. Shares may be sold through brokerage accounts, but may be redeemed from the Funds only by authorized participants in large creation unit sizes of shares.

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

WisdomTree Fund shares are distributed by Foreside Fund Services, LLC.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers and Others of Open-End Management Investment Companies is included under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Consideration of the Approval and Renewal of Investment Advisory and Sub-Advisory Agreements

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 (the “Meeting”), the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the renewal of (i) the investment advisory agreements between WisdomTree Asset Management, Inc. (“WTAM”) and the Trust, on behalf of its applicable series (each, a “Fund,” and, collectively, the “Funds”), pursuant to which WTAM provides the Funds with investment advisory services (the “Advisory Agreements”), and (ii) each respective sub-advisory agreement between WTAM and Mellon Investments Corporation (“Mellon”) and Voya Investment Management Co. LLC (“Voya” and together with “Mellon”, the “Sub-Advisers”), pursuant to which the Sub-Advisers coordinate the investment and reinvestment of the assets of the applicable Funds (“Sub-Advisory Agreements” and, together with the Advisory Agreements, the “Agreements”).

The Trustees requested, and WTAM provided, such information as the Trustees, with advice from counsel to the Trust and independent legal counsel, deemed reasonably necessary to evaluate the Agreements. At a meeting of a committee of Independent Trustees (the “Contracts Review Committee”) held on August 12, 2025, representatives from WTAM presented detailed information to the Trustees relating to the continuance of the Agreements, and the Trustees, including the Independent Trustees, reviewed and discussed such information. Further information was presented at the Board’s request at the Meeting.

The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval and renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services Provided to the Funds. The Board considered information provided to them at the Meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the Funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. The Board also discussed the role of the parent of WTAM, as index provider to certain Funds, which comprise the substantial majority of assets in the WisdomTree fund complex. The Board noted that the strategies represented by those Funds tracking affiliated WT indexes are unique, based on WT’s intellectual property and are only available for use by applicable Funds through WTAM. The Board noted WTAM’s belief that shareholders have invested in such Funds on the strength of WT’s intellectual property and WTAM’s industry standing and reputation and with the expectation that WTAM will have a continuing role in providing advisory services to the Funds based on the WT indexes. The Board also noted the extensive responsibilities that WTAM has as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to each Fund’s investment strategy and restrictions, monitoring of the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of the Funds’ portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, the Funds’ management personnel and that WTAM provides oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. Based on management’s representations, the Board expected that there would be no reduction in the scope of services required by or provided by WTAM and the Sub-Advisers under the relevant Agreements. The Board noted that WTAM has continued to commit significant resources toward the fund complex and has made substantial investments to improve the services offered by WTAM, which benefit Fund shareholders.

Based on review of this information and the other factors considered at the Meeting, the Board concluded that the nature, extent and quality of services provided by WTAM and the Sub-Advisers under the Advisory Agreements and Sub-Advisory Agreements, respectively, are adequate and appropriate and supported the Board's approval of the approval and renewal of the Agreements.

Comparative Analysis of the Funds' Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, which included information (1) measuring each index Fund’s performance by how well it tracked the relevant benchmark index, (2) comparing, with respect to the passive and actively-managed Funds, each Fund’s performance with the performance of a group of comparable funds (the “Performance Group”) for various periods ended May 31, 2025, and (3) comparing each Fund’s actual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and, with respect to total expenses, with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Broadridge as of the date of its analysis. The Contracts Review Committee and the Independent Trustees previously had reviewed and discussed the methodology Broadridge used to select the Performance Groups, Expense Groups and Expense Universes. The Board noted that the Performance Groups, Expense Groups and Expense Universes includes all funds in the investment classification/category with a similar load type as the subject Fund. The Board also noted that due to the special characteristics of certain Funds, there are limitations in providing comparable funds in the Performance Groups, Expense Groups and Expense Universes, and the information in the Broadridge reports may or may not provide meaningful direct comparisons to the Funds.

The Board discussed the index Funds’ performance, noting that the substantial majority of index Funds seek to track their own WisdomTree benchmark index. During the prior year, the Board received periodic reports on the Funds’ performance in comparison to their relevant benchmark indexes. The Board also discussed the performance of the actively-managed Funds and noted that total return performance of the Funds was variously above, at and below the relevant Performance Group medians for the time periods measured, and sought explanations from WTAM to help explain the variations of returns.

The Board also reviewed the range of actual management fees and total expenses of the Expense Group funds and, with respect to total expenses, Expense Universe funds, and discussed the results of the comparisons. With respect to comparisons of actual management fees, the Board noted the Funds’ unitary fee structure and that the Expense Groups and Expense Universes generally included both ETFs with and without a unitary fee structure. The Board also noted that certain comparison funds in certain Expense Groups and Expense Universes benefited from waivers of all or a portion of their management fees and reimbursement of certain operating expenses. The Board noted that the total expenses of many of the Funds were relatively close to the median or average total expenses of the funds in the Funds’ respective Expense Groups. In those specific instances where a Fund’s total expenses departed materially from comparative funds, the Independent Trustees sought explanations from WTAM, which generally attributed the disparities to the limitations within peer data and/or the unique attributes of a Fund.

The Board considered the fees to the Sub-Advisers in relation to the fees paid to WTAM by the Funds and the respective services provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees are paid by WTAM (out of its fee paid by the relevant Funds) and not the Funds. The Board considered the meaningful differences in the services that WTAM provides to the Funds as compared to the Sub-Advisers, including that the role of a Sub-Adviser in making investment recommendations with respect to a Fund tracking an index is a rules-based function, with oversight by WTAM in seeking to ensure compliance with such rules. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to a Fund that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models. The Board also considered the entrepreneurial and expense risk borne by WTAM that is associated with the Funds’ unitary fee structure, which frequently includes minimum fees (such as those to a Sub-Adviser), regardless of whether the asset size of a Fund has grown to a sufficient size.

Based on this review and the other factors considered at the Meeting, the Board concluded that, with respect to each Fund, the Fund’s performance, the fees paid to WTAM and the relevant Sub-Adviser and the Fund’s total expenses supported the Board’s approval and renewal of the relevant Agreements.

Analysis of Profitability and Economies of Scale. WTAM representatives reviewed the expenses allocated and profit received by WTAM and the resulting profitability percentage for managing each Fund and the aggregate profitability percentage to WTAM for managing the WisdomTree fund complex, and the method used to determine the expenses and profit.

The Board considered the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by WTAM and the Sub-Advisers, including the nature, extent and quality of such services and whether these fees were paid directly other than for investment advisory services, such as to pay for distribution, and (2) in light of the relevant circumstances for each Fund and the extent to which economies of scale would be realized if the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders. WTAM representatives noted that a discussion of economies of scale is predicated on a Fund having achieved a substantial size and that, if a Fund’s assets had been decreasing, the possibility that WTAM may have realized material economies of scale would be less. WTAM representatives also noted that, as a result of shared and allocated costs among the WisdomTree funds, the extent of economies of scale could depend substantially on the level of assets in the fund complex as a whole and the relative size and asset size changes among the Funds. The Board noted that, in the past, certain Funds had grown rapidly over a relatively short period of time after longer periods of slow or no growth, during which there were years of losses for WTAM in managing such Funds that had only recently turned profitable and years of substantial cumulative losses to WTAM in managing the fund complex as a whole. WTAM representatives stated that there has been significant volatility in the assets of individual Funds and in the fund complex as a whole over time (including volatility in profitability) and that it was not clear that current asset levels will be maintained or that the historic patterns of asset growth or decline would be predictably repeated. WTAM representatives noted that assets in certain Funds have diminished at times at a rapid rate (including during the last year) and could continue to do so. WTAM representatives also noted that economies of scale currently are shared with the Funds by way of the unitary fee structure of the Trust, as well as through additional investment in the WisdomTree business. The Board noted that the Contracts Review Committee had focused on the issue of economies of scale during its meetings. The Board also noted that it would continue to monitor the sharing of economies of scale, focusing in particular on Funds that have experienced significant asset growth, to determine the appropriateness of adding breakpoints in the future. The Board also considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-advisers, respectively, and noted that there were no soft dollar arrangements in effect for trading the Funds’ investments. Based on this review, the Board concluded that the profitability results were consistent with the services rendered and service levels provided by WTAM and the entrepreneurial risk WTAM has undertaken over time.

*   *   *   *   *   *

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the approval to renew the Agreements. In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its previous knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of the Funds and the services provided to the Funds by WTAM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the Funds and the investment advisory and other services provided under the Agreements. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the renewal of the Agreements.

Consideration of the Approval of Investment Advisory and Sub-Advisory Agreements

WisdomTree Quantum Computing Fund (the “Quantum Computing Fund”) and the WisdomTree Efficient Long/Short U.S. Equity Fund (the “Efficient Long/Short U.S. Equity Fund”,

each a “Fund” and together the “Funds”)

At a meeting of the Board of Trustees (the “Board” or the “Trustees”) of the WisdomTree Trust (the “Trust”) held on September 25-26, 2025 and December 8-9, 2025, the Trustees, including those Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the Trust (the “Independent Trustees”), considered the approval of the investment advisory agreement (the “Advisory Agreement”), pursuant to which WisdomTree Asset Management, Inc. (“WTAM”) will provide the Funds with investment advisory services, and the sub-advisory agreements (the “Sub-Advisory Agreements,” and together with the Advisory Agreement, the “Agreements”), pursuant to which Mellon Investments Corporation (“Mellon”) will coordinate the investment and reinvestment of the assets of the Quantum Computing Fund and Newton Investment Management North America, LLC will coordinate the investment and reinvestment of the assets of the Efficient Long/Short U.S. Equity Fund. (“Newton” and together with Mellon, the “Sub-Advisers”).

In considering whether to approve the Agreements, the Trustees considered and discussed information and analysis provided by WTAM and Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data.

The Trustees noted that representatives from WTAM presented preliminary information to the Trustees regarding the Quantum Computing Fund’s proposed investment objective and principal investment strategies and risks at a meeting of the Trust’s Investment Committee, a committee of Independent Trustees (the “Investment Committee”), on June 4, 2025, and regarding Efficient Long/Short U.S. Equity Fund proposed investment objective and principal investment strategies and risks at a meeting of the Investment Committee on September 22, 2025. The Independent Trustees were assisted in their review by independent legal counsel and met with counsel in executive session separate from WTAM representatives and the Sub-Advisers. In considering the approval of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Trustee may have attributed different weights to the factors considered. Each Fund was considered separately.

Analysis of Nature, Extent, and Quality of Services to be Provided to the Funds. The Board considered information provided to them at the meeting and in previous presentations throughout the year from WTAM representatives regarding the nature, extent, and quality of the services provided to the WisdomTree funds, recognizing WTAM’s and the Sub-Advisers’ operational capabilities and resources. It was noted that the Quantum Computing Fund would be passively managed. and that the Efficient Long/Short U.S. Equity Fund will be actively managed using a model-based approach.

The Board noted: (i) that Mellon is recognized as a leader in index fund management; (ii) that Mellon manages a number of passive funds for WTAM; and (iii) WTAM’s belief that the extension of the relationship with one of the largest, most sophisticated and accomplished institutions in portfolio management would benefit the shareholders of the Mellon Funds. The Board considered WTAM’s rationale for recommending Mellon to serve as the sub-adviser to the Quantum Computing Fund, noting WTAM’s emphasis on Mellon’s prior experience with WTAM, Mellon’s expertise in equity and fixed income portfolio management, continued understanding of and desire to be a part of the WisdomTree business, and their track record.

The Board noted that Newton is a leading investment manager with a strong reputation in the industry. The Board considered WTAM’s rationale for recommending Newton to manage the Efficient Long/Short U.S. Equity Fund. In particular, the Board noted WTAM’s emphasis on Newton’s high quality of service that has been delivered to the existing WTAM funds they manage, including WTAM’s existing alternative funds, and Newton’s continued understanding of and desire to be a part of the WisdomTree business.

The Board considered that WTAM will provide transfer agency, custody, fund administration, securities lending, and all other non-distribution related services necessary for the Funds to operate. The Board noted WTAM’s belief that shareholders will invest in the Funds on the strength of WTAM’s and the Sub-Advisers’ industry standing and reputation and with the expectation that WTAM will continue to be responsible for the overall management and administration of the Funds.

The Board also noted the extensive responsibilities that WTAM will have as investment adviser to the Funds, including: the selection of, and supervisory responsibilities and activities over, the Sub-Advisers, including oversight of the Sub-Advisers’ adherence to the respective Fund’s investment strategy and restrictions, monitoring the Sub-Advisers’ buying and selling of securities and derivatives transactions, review of the Sub-Advisers’ performance, review of proxies voted by the Sub-Advisers and oversight of, and the provision of consultation to, the Sub-Advisers with respect to the creation of custom creation or redemption baskets for authorized participants; oversight of the daily valuation of each Fund’s portfolio holdings; oversight of general Fund compliance with federal and state laws; and implementation of Board directives as they relate to the Funds. The Board also considered research support available to, and management capabilities of, each Fund’s management personnel and that WTAM will provide oversight of day-to-day Fund operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements.

Based on review of this information and the other factors considered at the meeting, the Board concluded that the nature, extent and quality of services to be provided by WTAM and the Sub-Advisers under the Advisory Agreement and Sub-Advisory Agreements are adequate and appropriate and supported the Board’s approval of the Agreements.

Comparative Analysis of each Fund’s Performance, Advisory Fees and Fund Expenses. As the Funds have not yet commenced operations, the Board was not able to review any Fund’s performance. The Board discussed with WTAM representatives, the portfolio management and the investment strategies to be employed in the management of each Fund’s assets. The Board noted the reputation and experience of WTAM and the Sub-Advisers. The Board considered the fees to be paid to WTAM by each Fund. The Board examined the fee to be paid by each Fund in light of fees paid to other investment advisers by comparable funds and the method of computing each Fund’s fee. The Board also considered the fee to be paid to the Sub-Advisers by each Fund in relation to the fee to be paid to WTAM by the applicable Fund and the respective services to be provided by the Sub-Advisers and WTAM. The Board also noted that the Sub-Advisers’ fees will be paid by WTAM (out of the fee paid to WTAM by each Fund) and not by the Funds. The Board considered the meaningful differences in the services that WTAM will provide to the Funds as compared to the Sub-Advisers, including the role of Mellon in making investment recommendations with respect to the Quantum Computing Fund, which tracks an index pursuant to a rules-based methodology, with oversight by WTAM to ensure compliance with such rules, as well as the role of Newton in making investment recommendations with respect to the Efficient Long/Short U.S. Equity Fund, with oversight by WTAM. The Board also considered the entrepreneurial and expense risk to be borne by WTAM that is associated with the Funds’ unitary fee structure, which includes minimum fees (such as those to the Sub-Advisers), regardless of whether the asset size of the Funds grows to a sufficient size. Based on this review, the Board concluded that the fees to be paid to WTAM and the Sub-Advisers supported the Board’s approval of the Agreements. The Board also considered the role of a Sub-Adviser in making investment recommendations with respect to Efficient Long/Short U.S. Equity Fund, that is model-based, with oversight by WTAM in seeking to ensure consistency with such quantitative models.

Analysis of Profitability and Economies of Scale. As the Funds have not yet commenced operations, WTAM representatives were not able to review the dollar amount of expenses allocated and profit received by WTAM, or any economies of scale. The Board considered potential benefits to WTAM and the Sub-Advisers from acting as investment adviser and sub-adviser, respectively. The Board also considered the uncertainty of the estimated asset levels and the renewal requirements for advisory agreements and their ability to review the advisory fees annually after the initial term of the Agreements. The Board determined that because the Funds had not yet commenced operations, economies of scale were not a factor, but, to the extent in the future it were determined that material economies of scale had not been shared with a Fund, the Board would seek to have those economies of scale shared with the applicable Fund in connection with future renewals.

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In evaluating the Agreements, the Board considered the conclusions and determinations discussed above and also relied on its knowledge, gained through meetings and other interactions with WTAM and the Sub-Advisers, of other funds advised by WTAM and the Sub-Advisers. In light of the foregoing, the Board, including a majority of the Independent Trustees, determined to approve the Agreements.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: March 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)
Date: March 4, 2026

By (Signature and Title)	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date: March 4, 2026